Vanguard® Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.3%)
Alabama (3.9%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2028	1,015	1,081
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2029	1,895	2,054
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2031	3,600	3,978
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/2027	10,030	10,329
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	3,345	3,512
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2033	1,005	1,084
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2034	1,320	1,415
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2035	1,250	1,332
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2037	1,000	1,052
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2038	1,000	1,046
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2040	755	781
	Alabama Housing Finance Authority Revenue	4.450%	8/1/2045	3,760	3,496
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2036	11,000	10,916
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2037	34,600	36,433
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2039	5,550	5,774
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2040	4,535	4,247
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,195	2,197
[1]	Alabama State University College & University Revenue	5.000%	9/1/2034	950	1,046
[1]	Alabama State University College & University Revenue	5.000%	9/1/2035	800	878
[1]	Alabama State University College & University Revenue	5.000%	9/1/2036	700	762
[1]	Alabama State University College & University Revenue	5.250%	9/1/2038	650	705
[1]	Alabama State University College & University Revenue	5.250%	9/1/2039	1,250	1,344
[1]	Alabama State University College & University Revenue	5.250%	9/1/2040	1,000	1,067
	Auburn AL GO	5.000%	8/1/2039	2,000	2,108
	Auburn AL GO	5.000%	8/1/2041	2,540	2,632
	Auburn University College & University Revenue	5.000%	6/1/2034	2,000	2,254
	Auburn University College & University Revenue	5.000%	6/1/2034	3,115	3,510
	Auburn University College & University Revenue	5.000%	6/1/2035	1,500	1,690
	Auburn University College & University Revenue	5.000%	6/1/2035	4,545	5,121
	Auburn University College & University Revenue	5.000%	6/1/2036	7,500	8,286
	Auburn University College & University Revenue	5.000%	6/1/2037	2,000	2,184
	Auburn University College & University Revenue	5.000%	6/1/2037	5,000	5,461
	Auburn University College & University Revenue	5.000%	6/1/2038	3,210	3,466
	Auburn University College & University Revenue	5.000%	6/1/2039	2,000	2,139
	Auburn University College & University Revenue	5.000%	6/1/2039	2,500	2,673
	Auburn University College & University Revenue	5.000%	6/1/2040	1,090	1,158
	Auburn University College & University Revenue	5.000%	6/1/2041	1,500	1,579
	Auburn University College & University Revenue	5.000%	6/1/2041	2,500	2,631
	Auburn University College & University Revenue	5.000%	6/1/2042	2,000	2,088
	Auburn University College & University Revenue	5.000%	6/1/2042	4,000	4,176
	Auburn University College & University Revenue	5.000%	6/1/2043	1,750	1,814
	Auburn University College & University Revenue	5.000%	6/1/2044	1,470	1,515
	Auburn University College & University Revenue	5.000%	6/1/2045	1,000	1,026
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/2028	2,750	2,754
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,130	1,204
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,500	1,572
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	1,000	1,040
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	875	903
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	375	402
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2035	350	353
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2037	500	492
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2038	400	387
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2039	400	386
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2040	600	571
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2027	1,100	1,138
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2029	400	430
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2031	900	994
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	5,000	5,173
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2032	1,150	1,198
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2033	1,500	1,557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2034	1,825	1,888
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2035	2,155	2,222
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2027	1,840	1,904
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2028	1,470	1,541
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2029	1,870	1,979
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/2026	15,240	15,354
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	108,155	106,760
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	108,600	112,743
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	17,660	18,539
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	90,075	94,878
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/2025	2,955	2,962
[3]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	2.640%	10/1/2052	71,250	70,191
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	43,865	44,321
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	16,160	16,266
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	96,435	101,165
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	37,590	39,775
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	4,870	5,230
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	156,965	165,467
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	30,065	30,406
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	6/1/2032	57,890	62,465
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	159,905	168,334
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	75,960	80,157
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	140,780	148,079
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2028	485	513
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2029	500	536
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2030	425	460
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	1,565	1,510
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	1,695	1,583
[4,5]	East Alabama Health Care Authority Health Care Facilities Revenue TOB VRDO	2.890%	8/1/2025	10,920	10,920
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	10,150	10,922
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/2031	50,355	55,095
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/2032	98,285	105,285
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2040	1,405	1,442
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2042	1,040	1,052
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2043	1,100	1,108
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2044	1,160	1,164
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2044	900	903
	Hoover AL GO	5.000%	3/1/2041	4,850	5,096
	Hoover AL GO, Prere.	4.000%	7/1/2026	2,485	2,520
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2028	500	521
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2029	1,000	1,040
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2029	500	520
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2032	1,040	1,073
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2033	1,010	1,040
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2034	1,880	1,931
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2035	2,000	2,049
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2036	2,025	2,069
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2037	1,500	1,529
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2038	1,325	1,348
	Huntsville AL GO	5.000%	5/1/2026	2,660	2,710
	Huntsville AL GO	5.000%	5/1/2034	3,515	3,643
	Huntsville AL GO	5.000%	5/1/2035	3,690	3,813
	Huntsville AL GO	5.000%	5/1/2035	3,000	3,100
	Huntsville AL GO	5.000%	5/1/2036	3,875	3,988
	Huntsville AL GO	5.000%	5/1/2036	4,330	4,456
	Huntsville AL GO	5.000%	5/1/2036	5,055	5,295
	Huntsville AL GO	5.000%	5/1/2037	4,070	4,177
	Huntsville AL GO	5.000%	5/1/2037	3,050	3,130
	Huntsville AL GO	5.000%	5/1/2037	5,055	5,270
	Huntsville AL GO	5.000%	5/1/2038	2,270	2,322
	Huntsville AL GO	5.000%	3/1/2041	2,250	2,361
	Huntsville AL GO	5.000%	3/1/2042	845	876
	Huntsville AL GO	5.000%	3/1/2042	4,020	4,168
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	4,190	4,362
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	4,300	4,456
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	6,000	6,174
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	4,540	4,347
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	3,600	3,394
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	17,870	15,656

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2030	22,825	24,680
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	1,750	1,660
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,790	1,669
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	2,120	1,943
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	2,210	1,944
	Jacksonville State University College & University Revenue	5.000%	12/1/2029	1,465	1,568
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2039	1,000	1,072
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2040	1,435	1,519
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2041	1,800	1,889
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2042	1,670	1,737
[4]	Jefferson County AL Board of Education Special Tax Revenue TOB VRDO	2.950%	8/1/2025	12,510	12,510
	Jefferson County AL GO	5.000%	4/1/2026	5,985	6,077
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2026	2,650	2,720
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2028	2,540	2,626
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2029	5,305	5,476
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2030	7,575	7,792
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2032	5,000	5,104
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2033	6,700	6,814
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2034	3,305	3,349
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/2036	5,105	5,043
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/2037	16,995	16,760
	Jefferson County AL Sewer Revenue	5.000%	10/1/2027	1,295	1,355
	Jefferson County AL Sewer Revenue	5.000%	10/1/2029	1,270	1,369
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	2,100	2,285
	Jefferson County AL Sewer Revenue	5.000%	10/1/2031	2,195	2,400
	Jefferson County AL Sewer Revenue	5.000%	10/1/2032	4,425	4,858
	Jefferson County AL Sewer Revenue	5.000%	10/1/2033	6,000	6,589
	Jefferson County AL Sewer Revenue	5.000%	10/1/2034	6,500	7,068
	Jefferson County AL Sewer Revenue	5.000%	10/1/2035	5,700	6,133
	Jefferson County AL Sewer Revenue	5.000%	10/1/2036	1,625	1,731
	Jefferson County AL Sewer Revenue	5.000%	10/1/2038	7,750	8,090
	Jefferson County AL Sewer Revenue	5.000%	10/1/2039	14,500	15,004
	Jefferson County AL Sewer Revenue	5.250%	10/1/2040	2,000	2,095
	Jefferson County AL Sewer Revenue	5.250%	10/1/2041	2,000	2,076
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	11,125	11,451
	Jefferson County AL Sewer Revenue	5.250%	10/1/2043	14,750	15,085
	Jefferson County AL Sewer Revenue	5.250%	10/1/2045	24,730	25,061
[2]	Limestone County Water & Sewer Authority Water Revenue, Prere.	5.000%	12/1/2026	4,400	4,543
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2031	2,500	2,650
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	5,745	5,987
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/2025	36,010	36,078
	Mobile AL GO	5.000%	2/15/2038	14,495	15,794
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	5,095	5,148
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/2027	3,505	3,549
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/2029	3,575	3,618
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/2030	2,500	2,526
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/2031	3,000	3,028
	Montgomery AL GO	3.000%	12/1/2033	4,780	4,512
	Montgomery AL GO	3.000%	12/1/2034	3,415	3,161
	Montgomery AL GO	3.000%	12/1/2035	1,500	1,358
	Montgomery AL GO	4.000%	12/1/2035	500	500
	Montgomery AL GO	3.000%	12/1/2037	1,000	862
	Montgomery AL GO	3.000%	12/1/2038	1,000	840
	Montgomery AL GO	3.000%	12/1/2039	1,000	819
	Mountain Brook Board of Education GO	4.000%	3/1/2034	200	204
	Mountain Brook Board of Education GO	3.000%	3/1/2038	225	196
	Mountain Brook Board of Education GO	3.000%	3/1/2039	165	140
	Mountain Brook Board of Education GO	3.000%	3/1/2040	250	206
	Mountain Brook Board of Education GO	3.000%	3/1/2041	490	393
	Orange Beach Water Sewer & Fire Protection Authority Water Revenue	4.000%	5/15/2035	4,000	3,987
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	4,765	5,059
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2033	5,695	5,629
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	4,800	4,694
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	6,265	6,054
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	6,515	6,207
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2037	6,780	6,371

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	6,050	5,569
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	3,330	3,012
	Selma Industrial Development Board Industrial Revenue	4.200%	5/1/2034	3,685	3,674
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	126,835	133,998
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2031	4,365	4,640
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2031	2,665	2,835
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	32,945	34,796
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2032	3,505	3,682
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2032	3,475	3,649
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2033	2,795	2,967
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2033	1,000	1,060
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2034	1,020	1,078
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	88,965	92,315
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	120,755	121,836
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	25,540	25,655
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	12/1/2031	455	457
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	32,665	34,748
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	13,785	14,250
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	146,570	154,045
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	17,630	18,607
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	20,195	21,475
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	42,895	45,532
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	83,605	89,813
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/2030	1,600	1,629
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/2026	1,045	1,070
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/2026	1,500	1,536
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/2026	2,025	2,073
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	800	867
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	600	647
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	2,000	2,042
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,055	2,083
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,000	2,037
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2035	1,000	900
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2037	2,230	1,932
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2038	2,340	1,982
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2039	2,460	2,032
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2040	2,585	2,094
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2041	6,335	4,973
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2042	6,525	5,002
	University of Alabama College & University Revenue	3.000%	7/1/2036	8,580	7,584
	University of Alabama College & University Revenue	3.000%	7/1/2037	5,840	5,028
	University of Alabama College & University Revenue	3.000%	7/1/2037	4,825	4,154
	University of Alabama College & University Revenue	3.000%	7/1/2038	12,520	10,515
[1]	University of South Alabama College & University Revenue	5.000%	11/1/2027	2,035	2,088
[1]	University of South Alabama College & University Revenue	5.000%	11/1/2029	1,110	1,137
[1]	University of South Alabama College & University Revenue	5.000%	4/1/2030	400	436
[1]	University of South Alabama College & University Revenue	5.000%	4/1/2031	425	459
[2]	University of South Alabama College & University Revenue	5.000%	4/1/2032	5,545	6,133
[2]	University of South Alabama College & University Revenue	5.000%	4/1/2033	4,835	5,367
[1]	University of South Alabama College & University Revenue	4.000%	4/1/2036	1,400	1,371
[1]	University of South Alabama College & University Revenue	4.000%	4/1/2038	1,000	946
[1]	University of South Alabama College & University Revenue	4.000%	4/1/2040	1,030	941
[1]	Walker County AL Board of Education Special Tax Revenue	5.000%	3/1/2041	500	520
[1]	Walker County AL Board of Education Special Tax Revenue	5.000%	3/1/2045	1,000	1,008
[1]	Walker County AL Board of Education Special Tax Revenue	5.000%	3/1/2046	1,000	1,006
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	7,825	7,951
					3,038,098
Alaska (0.2%)
	Alaska GO	5.000%	8/1/2028	1,425	1,528
	Alaska GO	5.000%	8/1/2029	1,000	1,091
	Alaska GO	5.000%	8/1/2030	1,790	1,981
	Alaska GO	5.000%	8/1/2031	1,560	1,743
	Alaska GO	5.000%	8/1/2032	1,845	2,077
	Alaska GO	5.000%	8/1/2033	1,665	1,876
	Alaska GO	5.000%	8/1/2034	3,275	3,699
	Alaska GO	5.000%	8/1/2035	2,190	2,469
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2030	2,500	2,744
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2033	8,430	9,097
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2034	4,015	4,300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2036	250	264
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.350%	12/1/2039	2,000	1,465
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/2054	3,965	4,301
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	1,865	2,045
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/2030	1,120	1,168
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2030	900	995
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2031	1,125	1,239
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2032	920	1,004
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2032	940	1,021
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2033	870	940
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2033	955	1,029
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2034	1,335	1,419
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/2037	1,750	1,714
Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2027	1,485	1,561
Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2028	1,250	1,341
Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2029	915	999
Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2032	1,870	2,085
Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2033	1,945	2,187
Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/2034	1,000	1,021
Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/2035	850	859
Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2035	3,235	3,545
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	10/1/2036	1,100	1,202
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2036	1,125	1,202
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	10/1/2037	825	890
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2037	3,080	3,233
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	10/1/2038	950	1,015
Anchorage AK GO	4.000%	9/1/2035	1,250	1,267
Anchorage AK GO	4.000%	9/1/2038	2,000	1,953
Anchorage AK GO	4.000%	9/1/2039	2,000	1,899
Anchorage AK GO	4.000%	9/1/2041	1,000	911
Anchorage AK GO	4.000%	9/1/2042	5,670	5,078
Anchorage AK GO	4.000%	9/1/2042	3,295	2,951
Anchorage AK GO	4.000%	9/1/2043	3,000	2,670
Anchorage AK GO	4.000%	9/1/2043	4,800	4,272
Anchorage AK GO	4.000%	9/1/2044	4,765	4,198
Anchorage AK GO	4.000%	9/1/2044	4,475	3,943
Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/2030	1,590	1,645
Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/2031	2,000	2,067
Anchorage AK Water Revenue	5.000%	5/1/2030	2,095	2,168
Anchorage AK Water Revenue	5.000%	5/1/2031	1,570	1,623
Anchorage AK Water Revenue	5.000%	5/1/2034	4,000	4,116
Anchorage AK Water Revenue	5.000%	5/1/2035	4,000	4,106
Anchorage AK Water Revenue	5.000%	5/1/2036	3,470	3,551
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	1,390	1,485
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	2,550	2,723
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	2,105	2,287
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	725	788
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	955	1,048
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	3,665	4,023
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2031	1,255	1,388
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	2,510	2,785
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	1,070	1,187
North Slope Borough AK GO	5.000%	6/30/2027	900	944
North Slope Borough AK GO	5.000%	6/30/2028	1,945	2,081
North Slope Borough AK GO	5.000%	6/30/2030	1,140	1,260
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,000	1,050
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	795	839
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,570	2,699
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	1,960	2,052
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,800	1,758
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2035	2,500	2,423
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2036	3,200	3,077
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	2,000	1,898
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2038	2,500	2,342
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,115	1,030
Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2040	3,250	2,966
				164,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arizona (1.4%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2028	840	876
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2031	725	726
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2032	895	896
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2033	700	701
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2034	1,000	1,001
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2034	1,250	1,286
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2035	605	605
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2035	1,280	1,313
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2037	1,500	1,529
	Arizona Board of Regents College & University Revenue	4.000%	8/1/2044	1,500	1,346
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/2042	1,000	1,035
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/2044	2,300	2,352
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/2045	3,000	3,055
	Arizona COP, ETM	5.000%	10/1/2026	10,590	10,892
	Arizona COP, ETM	5.000%	10/1/2028	11,330	12,190
	Arizona COP, ETM	5.000%	10/1/2029	17,350	19,017
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2030	4,375	4,457
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2032	14,000	14,240
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2033	5,160	5,242
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	8,000	8,379
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2029	3,005	3,071
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	5,500	5,836
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2030	1,250	1,272
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2030	735	789
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	850	906
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	625	673
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2032	710	751
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2032	380	409
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2033	1,000	1,052
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2033	700	754
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2034	1,050	1,096
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2034	550	590
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2035	935	970
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2035	650	689
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2036	1,115	1,060
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2036	430	451
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2037	400	415
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2038	600	551
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2038	950	970
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2038	475	487
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2039	840	762
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2039	350	356
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2040	855	765
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2040	1,305	1,317
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2040	375	379
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2041	855	858
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2041	350	351
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2042	1,800	1,783
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2042	450	446
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2043	510	498
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2044	475	459
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	4.500%	7/1/2033	465	460
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2038	300	292
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2039	1,000	962
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.250%	7/1/2043	275	262
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/2030	390	388
[4]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	4.000%	7/15/2030	380	376
[4]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	5.000%	7/15/2040	830	785
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2029	125	133
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2030	130	139
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2031	125	134
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2032	725	683
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2033	750	693
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2034	770	698
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2035	800	710
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2036	820	712
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2038	880	729
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2039	905	730
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2040	1,865	1,457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2041	1,930	1,469
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2027	325	329
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2028	170	172
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2029	160	162
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2030	190	192
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2031	200	202
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2032	210	212
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2033	220	221
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2034	230	223
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2035	240	229
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2036	665	625
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2027	55	56
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2028	60	62
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2029	65	68
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2030	70	74
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2031	70	74
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2032	475	497
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2033	315	327
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/2034	335	325
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/2035	1,100	1,050
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/2036	310	291
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2041	495	433
[4]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevada-Horizon, Inspirada & St. Rose Campus Projects)	5.750%	7/15/2038	2,060	2,071
[4]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevadasloan Canyon Project)	4.000%	7/15/2030	755	750
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	325	353
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	200	214
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	300	319
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	420	444
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2035	225	223
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2036	355	349
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	1,235	1,207
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2038	445	431
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2039	1,215	1,161
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	1,145	1,063
	Arizona IDA Health, Hospital, Nursing Home Revenue	3.000%	2/1/2041	900	707
[4]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.125%	5/1/2044	7,250	7,658
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/2029	1,410	1,520
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/2029	3,530	3,839
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2029	2,610	2,849
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/2030	2,000	2,186
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/2030	2,780	3,048
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/2030	2,865	3,150
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/2031	1,785	1,967
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2031	5,235	5,800
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	1,300	1,444
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/2041	3,977	3,860
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2027	400	415
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2028	325	344
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2029	700	754
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2031	325	348
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2032	325	345
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2033	350	369
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	4.000%	6/1/2034	250	251
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2035	530	552
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2036	555	575
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2037	1,325	1,365
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2038	650	665
[2]	Arizona IDA Local or Guaranteed Housing Revenue(NCCU Properties LLC - North Carolina Central University Project)	4.000%	6/1/2039	500	473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Arizona IDA Multifamily Housing Local or Guaranteed Revenue TOB VRDO	3.050%	8/1/2025	30,545	30,545
[4,5]	Arizona IDA Multifamily Housing Local or Guaranteed Revenue TOB VRDO	3.050%	8/1/2025	16,530	16,530
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/2024	1,505	46
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/2025	4,955	152
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/2026	2,605	80
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/2027	7,000	214
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2028	8,130	249
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2030	6,000	184
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/2031	985	30
	Arizona Lottery Revenue, ETM	5.000%	7/1/2026	6,390	6,533
	Arizona Lottery Revenue, ETM	5.000%	7/1/2027	7,000	7,329
	Arizona Lottery Revenue, ETM	5.000%	7/1/2028	5,500	5,887
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2029	10,000	10,820
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2030	2,465	2,695
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2031	6,620	7,277
	Arizona State University College & University Revenue	5.000%	7/1/2043	3,000	3,014
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.650%	7/1/2030	860	782
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.700%	7/1/2031	450	398
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.100%	7/1/2036	5,125	4,026
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.300%	7/1/2041	8,000	5,478
	Chandler AZ GO	5.000%	7/1/2027	5,800	6,079
	Chandler AZ GO	5.000%	7/1/2028	8,800	9,440
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	17,930	18,048
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	380	380
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2041	1,860	1,772
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2042	19,000	17,669
	Glendale AZ Excise Sales Tax Revenue	5.000%	7/1/2027	3,495	3,662
	Glendale AZ GO	4.000%	7/1/2041	1,920	1,818
	Glendale AZ GO	4.000%	7/1/2042	2,000	1,854
	Glendale IDA Local or Guaranteed Housing Revenue (Royal Oaks Inspirata Pointe Project)	5.000%	5/15/2041	1,500	1,374
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2041	1,250	1,307
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2042	1,275	1,321
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2043	1,000	1,029
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2044	1,000	1,024
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/2030	1,775	1,792
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/2031	1,500	1,512
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/2028	155	158
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/2038	600	590
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2029	110	114
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2030	150	156
	Lake Havasu City AZ Wastewater System GO	5.000%	7/1/2035	375	423
	Lake Havasu City AZ Wastewater System GO	5.000%	7/1/2041	1,000	1,058
	Lake Havasu City AZ Wastewater System GO	5.000%	7/1/2042	1,000	1,048
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2034	400	422
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2035	250	263
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2036	200	209
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2038	250	257
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2039	225	231
	Marana AZ Pledged Excise Sales Tax Revenue	4.000%	7/1/2044	1,240	1,101
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/2033	2,310	2,200
	Maricopa County High School District No. 214 Tolleson Union High School (School Improvement Project) GO	5.000%	7/1/2038	1,385	1,414
	Maricopa County High School District No. 214 Tolleson Union High School GO	5.000%	7/1/2032	1,635	1,851
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/2035	1,700	1,717
	Maricopa County High School District No. 214 Tolleson Union High School GO	5.000%	7/1/2041	5,500	5,790
	Maricopa County IDA Charter School Aid Revenue (Horizon Community Learning Center Project)	5.000%	7/1/2035	1,100	1,102
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Programs)	4.250%	7/1/2044	3,000	2,560
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/2034	500	489
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/2039	750	758
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/2039	2,500	2,503
	Maricopa County IDA Charter School Aid Revenue (legacy Traditional Schools Project)	4.000%	7/1/2040	5,575	4,970
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2035	975	1,016
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.250%	7/1/2045	2,515	2,449
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	10,000	10,558
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2032	12,020	12,117
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	9,045	9,267
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	1,035	1,083
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	7,510	7,668
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	1,120	1,162
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	1,000	1,032
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	2,240	2,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	695	681
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	2,520	2,576
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	2,730	2,891
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2038	1,615	1,642
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/2039	875	718
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	1,360	1,413
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	2,645	2,724
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	5,000	5,056
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	2,400	2,455
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,500	1,518
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	2,150	2,158
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	19,065	20,749
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue VRDO	2.750%	8/1/2025	10,150	10,150
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	2,360	2,400
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/2035	6,500	5,216
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/2035	9,930	7,969
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2027	930	886
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2030	1,235	1,091
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2031	675	578
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/2039	14,905	11,501
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/2030	1,425	1,457
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/2031	2,010	2,046
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/2035	1,635	1,683
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/2036	2,500	2,565
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2034	275	312
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2035	625	696
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2036	1,500	1,654
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2037	1,250	1,365
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2038	1,275	1,378
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2039	1,200	1,284
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2040	1,000	1,060
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2041	850	893
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2042	875	910
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2043	875	903
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2044	1,650	1,694
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/2034	2,900	2,934
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/2035	3,110	3,143
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/2036	3,800	3,836
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/2036	375	339
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/2038	325	282
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/2039	500	423
	Mesa AZ GO	5.000%	7/1/2028	2,690	2,883
	Mesa AZ GO	5.000%	7/1/2029	2,825	3,089
	Mesa AZ GO	5.000%	7/1/2039	2,500	2,662
	Mesa AZ GO	5.000%	7/1/2040	4,835	5,112
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/2043	4,565	4,662
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2034	3,000	3,388
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2035	3,000	3,375
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2036	4,000	4,432
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2040	6,500	6,878
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2041	4,100	4,296
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2042	4,000	4,022
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2042	3,190	3,310
[1]	Mesa AZ Utility System Multiple Utility Revenue	4.000%	7/1/2043	7,000	6,388
[1]	Mesa AZ Utility System Multiple Utility Revenue	4.000%	7/1/2044	3,070	2,794
	Mesa AZ Utility System Water Revenue	3.000%	7/1/2044	1,665	1,243
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/2036	3,335	3,513
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/2036	1,000	1,116
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/2037	3,275	3,423
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/2037	800	888
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2026	250	253
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2029	700	724
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2031	700	718
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2033	300	305
	Phoenix AZ GO	5.000%	7/1/2032	1,250	1,415
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2026	1,790	1,831
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2030	3,895	4,054
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	12,550	13,008
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	1,870	1,906
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	13,160	13,397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	2,000	2,112
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	4,500	4,634
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	3,275	3,328
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	11,565	11,754
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	3,500	3,674
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2034	8,520	8,650
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2034	12,815	13,010
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2035	2,000	2,050
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2035	24,550	25,159
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	4,190	4,283
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	10,035	10,258
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	8,750	8,857
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	3,185	3,248
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	20,065	20,459
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	8,715	8,811
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2039	2,750	2,936
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2039	1,215	1,259
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2040	2,500	2,647
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2041	1,600	1,625
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2042	1,650	1,670
[1,7]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2042	9,000	10,086
[8]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2042	11,000	12,328
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2043	13,115	13,636
[8]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2043	10,945	12,188
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	3,115	3,155
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	13,465	13,639
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	11,775	12,178
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/2037	370	372
[4]	Phoenix IDA Charter School Aid Revenue (Legacy Traditional Schools Projects)	5.000%	7/1/2036	7,540	7,556
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/2032	650	680
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/2033	765	798
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/2034	1,245	1,293
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/2032	2,625	2,945
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/2033	1,325	1,493
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/2034	850	961
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/2035	700	784
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2030	380	374
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2030	1,510	1,486
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2031	395	385
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/2034	2,405	2,405
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/2039	1,310	1,252
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	1,985	1,630
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	1,000	821
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	1,400	1,300
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	1,375	1,258
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	2,530	2,283
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	1,350	1,159
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2039	800	851
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2040	1,125	1,188
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2041	1,000	1,047
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2042	1,200	1,245
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2043	1,200	1,237
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2037	1,000	1,096
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2038	1,150	1,246
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2039	725	778
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2040	875	930
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2036	11,000	11,216
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2038	12,445	12,605
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	5/1/2042	2,395	2,513
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2036	1,995	2,058
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2039	5,280	5,154
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	8,130	8,365
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	4,250	4,407
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2044	6,000	6,183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	3,520	3,546
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2025	19,125	19,239
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2026	7,790	7,966
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2028	270	284
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/2037	3,840	3,989
	Scottsdale AZ GO	2.000%	7/1/2040	1,715	1,182
	Sierra Vista IDA Charter School Aid Revenue	5.250%	6/15/2035	3,000	3,001
	Sierra Vista IDA Charter School Aid Revenue	6.250%	6/15/2045	6,775	6,745
[4]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.250%	6/15/2038	4,845	4,848
[4]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.250%	6/15/2042	4,460	4,255
	Tempe AZ GO	5.000%	7/1/2037	5,920	6,566
	Tempe AZ GO	5.000%	7/1/2038	6,490	7,133
	Tempe AZ GO	5.000%	7/1/2039	6,560	7,140
	Tucson AZ Water System Water Revenue	5.000%	7/1/2029	1,750	1,821
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,245	1,293
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	1,020	1,040
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	500	552
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,045	1,160
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,000	1,111
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,000	1,110
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	1,000	1,089
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,050	1,133
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2037	1,855	1,984
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	1,000	1,058
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	1,530	1,605
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2040	1,400	1,453
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2041	1,770	1,815
					1,070,415
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	1,450	1,509
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,810	1,902
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,200	1,262
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,500	1,584
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	1,200	1,263
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,500	1,573
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,885	4,050
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	1,000	1,036
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	2,275	2,356
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,085	1,138
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	1,000	1,026
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,200	2,265
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	900	915
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	2,300	2,353
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2036	1,000	1,013
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	1,850	1,881
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	1,400	1,415
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	1,250	1,255
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,085	1,020
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2039	1,405	1,401
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2040	1,100	1,085
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2042	3,150	2,634
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2027	1,250	1,308
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2028	1,500	1,605
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2029	1,500	1,637
	Bentonville AR Sales & Use Tax Sales Tax Revenue	4.125%	11/1/2040	2,100	2,036
	Bentonville AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2045	3,000	2,982
	El Dorado Special School District No. 15 GO	5.000%	2/1/2037	2,010	2,087
	El Dorado Special School District No. 15 GO	5.000%	2/1/2038	2,110	2,180
	El Dorado Special School District No. 15 GO	5.000%	2/1/2040	2,325	2,376
	El Dorado Special School District No. 15 GO	5.000%	2/1/2041	2,440	2,481
	El Dorado Special School District No. 15 GO	5.000%	2/1/2042	2,565	2,595
[1]	Little Rock School District GO	2.000%	2/1/2039	8,420	5,891
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	200	207
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	185	195
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	3,000	3,050
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	3,305	3,353
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	2,815	2,849
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2039	1,000	1,039

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2029	2,735	2,764
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2031	1,535	1,546
	Rogers School District No. 30 GO	3.000%	2/1/2031	1,960	1,950
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	1,035	1,085
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2031	1,300	1,427
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2032	1,700	1,839
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2033	1,700	1,823
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2034	2,305	2,452
	Springdale School District No. 50 GO	3.000%	6/1/2032	3,415	3,255
	University of Arkansas College & University Revenue	5.000%	11/1/2026	600	619
	University of Arkansas College & University Revenue	5.000%	4/1/2035	1,335	1,455
					94,022
California (9.4%)
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/2027	2,340	2,474
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/2033	750	779
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/2034	600	622
	ABC Unified School District GO	3.000%	8/1/2041	2,710	2,153
	Acalanes Union High School District GO	6.350%	8/1/2039	5,000	5,499
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	6,510	6,610
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	750	762
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	11,875	12,014
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	9,945	8,173
[2]	Alameda County Oakland Unified School District GO	4.000%	8/1/2040	4,490	4,369
[1]	Alhambra Unified School District GO	0.000%	8/1/2032	3,000	2,376
[1]	Alhambra Unified School District GO	0.000%	8/1/2034	1,415	1,019
[1]	Alhambra Unified School District GO	0.000%	8/1/2038	6,150	3,543
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	3,700	3,878
	Antelope Valley Community College District GO	0.000%	8/1/2034	1,200	842
	Antelope Valley Community College District GO	0.000%	8/1/2036	1,000	618
	Antelope Valley Community College District GO	0.000%	8/1/2037	1,150	667
[9]	Antelope Valley Community College District GO	5.000%	8/1/2043	765	769
[9]	Antelope Valley Community College District GO	5.000%	8/1/2044	640	641
[2,10]	Bakersfield City School District GO, 5.750% coupon rate effective 5/1/33	0.000%	5/1/2037	1,700	1,284
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	4,680	4,737
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2034	25,300	25,470
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	33,140	33,317
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2038	14,000	13,883
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	3,060	3,224
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	54,000	53,841
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	33,465	33,438
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	19,535	18,915
	Beverly Hills Unified School District CA GO	0.000%	8/1/2028	5,000	4,637
	Beverly Hills Unified School District CA GO	0.000%	8/1/2029	7,950	7,167
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2030	4,180	4,474
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2031	4,395	4,646
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2031	2,000	2,162
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	46,655	46,996
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	27,420	28,573
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	70,480	73,716
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	70,000	74,076
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	59,930	63,963
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	132,260	138,963
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	95,360	100,793
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	46,005	48,807
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	132,755	141,261
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	66,330	70,155
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	161,020	167,590
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	143,565	155,628
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	64,300	64,598
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	132,455	139,867
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	19,120	19,001
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	86,920	90,174
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	62,770	66,507
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	162,955	169,733
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	69,570	71,603
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	102,580	108,853
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	4,620	3,226
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	600	622
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	500	524

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	1,800	1,740
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/2029	3,000	3,009
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2030	1,945	2,065
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2031	2,475	2,631
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2032	2,605	2,766
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2033	1,375	1,454
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2035	1,020	1,060
[8]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2037	3,000	1,783
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	5,000	5,410
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	9,205	9,960
	California GO	5.000%	10/1/2026	10,000	10,303
	California GO	3.500%	8/1/2027	3,730	3,805
	California GO	5.000%	10/1/2027	1,025	1,082
	California GO	5.000%	10/1/2027	24,000	25,342
	California GO	5.000%	8/1/2028	8,090	8,708
	California GO	5.000%	8/1/2028	15,000	16,145
	California GO	5.000%	9/1/2028	10,000	10,782
	California GO	5.000%	10/1/2028	5,350	5,779
	California GO	5.000%	12/1/2028	9,635	10,443
	California GO	5.000%	4/1/2029	6,575	7,183
	California GO	5.000%	9/1/2029	10,000	11,014
	California GO	5.000%	9/1/2029	47,945	52,805
	California GO	5.000%	10/1/2029	16,900	18,639
	California GO	5.000%	10/1/2029	90	90
	California GO	5.000%	11/1/2029	5,000	5,522
	California GO	5.000%	4/1/2030	6,320	7,017
	California GO	5.000%	4/1/2030	1,700	1,888
	California GO	4.000%	8/1/2030	12,400	12,526
	California GO	5.000%	9/1/2030	5,000	5,584
	California GO	5.000%	9/1/2030	29,910	33,405
	California GO	5.000%	10/1/2030	1,485	1,660
	California GO	5.000%	10/1/2030	3,275	3,661
	California GO	3.500%	12/1/2030	7,500	7,500
	California GO	5.000%	4/1/2031	10,640	11,967
	California GO	5.000%	8/1/2031	4,000	4,514
	California GO	5.000%	8/1/2031	15,000	16,926
	California GO	5.000%	9/1/2031	32,920	37,179
	California GO	5.000%	10/1/2031	3,645	4,120
	California GO	5.000%	10/1/2031	210	210
	California GO	5.000%	11/1/2031	10,000	10,466
	California GO	5.000%	4/1/2032	26,035	28,028
	California GO	5.000%	4/1/2032	5,855	6,638
	California GO	5.000%	8/1/2032	15,000	17,053
[1]	California GO	5.250%	8/1/2032	5,560	6,299
	California GO	5.000%	9/1/2032	5,500	6,256
	California GO	4.000%	11/1/2032	4,805	4,862
	California GO	5.000%	4/1/2033	12,000	12,836
	California GO	4.000%	8/1/2033	10,020	10,052
	California GO	4.000%	9/1/2033	16,050	16,104
	California GO	3.000%	10/1/2033	9,000	8,655
	California GO	5.000%	10/1/2033	55	55
	California GO	5.000%	3/1/2034	1,000	1,079
	California GO	5.000%	8/1/2034	4,190	4,261
	California GO	5.000%	9/1/2034	1,655	1,685
	California GO	3.000%	10/1/2034	21,275	20,097
	California GO	5.000%	10/1/2034	160	160
	California GO	5.000%	11/1/2034	7,770	8,431
	California GO	5.000%	11/1/2034	2,590	2,810
	California GO	5.000%	12/1/2034	1,550	1,571
	California GO	5.000%	3/1/2035	2,970	3,392
	California GO	5.000%	4/1/2035	6,435	6,797
	California GO	5.000%	4/1/2035	6,720	7,066
	California GO	5.000%	9/1/2035	3,115	3,438
	California GO	3.000%	10/1/2035	61,285	56,592
	California GO	3.000%	11/1/2035	2,300	2,120
	California GO	5.000%	11/1/2035	22,035	23,744
	California GO	4.000%	3/1/2036	9,475	9,589
	California GO	5.000%	3/1/2036	3,775	4,245
	California GO	5.000%	8/1/2036	7,610	8,473
	California GO	5.000%	9/1/2036	11,555	12,705

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/2036	2,145	2,377
	California GO	5.000%	9/1/2036	4,875	5,401
	California GO	3.000%	10/1/2036	6,015	5,457
	California GO	5.000%	8/1/2037	20,000	22,045
	California GO	3.000%	10/1/2037	6,800	6,040
	California GO	5.000%	10/1/2037	6,930	7,414
	California GO	5.000%	11/1/2037	8,660	9,351
	California GO	5.000%	8/1/2039	17,000	18,375
	California GO	5.000%	9/1/2039	6,750	7,269
	California GO	4.000%	10/1/2039	2,415	2,373
	California GO	5.000%	10/1/2039	2,250	2,406
	California GO	4.000%	3/1/2040	4,600	4,484
	California GO	5.000%	9/1/2041	1,035	1,078
	California GO	5.000%	9/1/2041	4,000	4,258
	California GO	5.000%	3/1/2042	4,500	4,773
	California GO	5.000%	9/1/2042	12,540	13,083
	California GO	5.000%	10/1/2042	35,240	36,086
	California GO	5.000%	10/1/2042	12,000	12,556
	California GO	5.000%	11/1/2042	4,000	4,177
	California GO	5.000%	3/1/2043	2,155	2,270
	California GO	5.000%	9/1/2043	45,500	47,422
	California GO	5.000%	9/1/2043	16,625	17,436
	California GO	5.000%	3/1/2044	3,960	4,148
	California GO	5.000%	8/1/2044	3,000	3,135
	California GO	5.000%	9/1/2044	14,875	15,520
	California GO, Prere.	4.000%	3/1/2030	205	218
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,135	5,431
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,750	1,840
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	3,000	3,146
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	2,050	2,140
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	39,900	43,304
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	2,320	2,414
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	4,030	4,181
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	5,000	5,188
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,250	2,334
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	3,400	3,518
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	2,125	2,199
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2036	2,500	2,281
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	2,000	2,049
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	22,000	21,137
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	6,395	6,526
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,000	2,029
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	1,865	1,703
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	1,000	1,022
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	2,075	2,090
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2046	2,435	2,112
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	22,735	24,836
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	14,140	15,098
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	16,925	18,103
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	1,130	1,240
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2031	5,000	5,605
	California Housing Finance Agency	4.000%	3/20/2033	23,478	23,654
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	7,001	7,097
[11]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	82,220	81,573
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	43,229	40,334
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	54,875	51,133
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	8,827	8,785
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	9,522
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	10,000	9,682
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	10,000	9,682
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2037	1,255	1,395
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2040	2,450	2,625
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2041	3,190	3,380
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2042	4,000	4,194
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2043	2,015	2,095
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/2028	24,100	22,185
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/2044	1,667	1,582
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	3,810	4,017
[4]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Revenue TOB VRDO	2.990%	8/1/2025	13,870	13,870
[4,5]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	2.990%	8/1/2025	4,800	4,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Revenue	4.200%	8/1/2040	5,345	5,077
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2036	2,340	2,257
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.700%	6/1/2034	625	636
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.875%	6/1/2039	5,550	5,347
[4]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.200%	6/1/2044	10,870	10,101
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	11,240	3,073
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2041	3,985	3,348
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2035	6,585	6,751
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	1,500	1,570
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,039
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	1,000	1,033
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2027	6,550	6,948
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	10,000	11,270
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	1,200	1,352
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	1,250	1,418
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	2,825	3,219
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	2,250	2,565
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2035	3,905	4,432
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	1,750	1,966
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2036	4,915	5,501
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	2,500	2,771
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2037	6,295	6,949
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	2,750	3,008
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	2,500	2,714
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	1,900	2,049
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2036	13,340	14,355
	California State University College & University Revenue	5.000%	11/1/2030	8,400	8,758
	California State University College & University Revenue	5.000%	11/1/2031	5,955	6,193
	California State University College & University Revenue	5.000%	11/1/2033	8,010	8,293
	California State University College & University Revenue	5.000%	11/1/2034	10,270	10,591
	California State University College & University Revenue	5.000%	11/1/2035	10,000	10,268
	California State University College & University Revenue	5.000%	11/1/2036	12,660	12,948
	California State University College & University Revenue	5.000%	11/1/2036	7,165	7,593
[9]	California State University College & University Revenue	5.000%	11/1/2037	7,525	8,417
[9]	California State University College & University Revenue	5.000%	11/1/2038	20,985	23,170
	California State University College & University Revenue	5.000%	11/1/2039	2,000	2,156
[9]	California State University College & University Revenue	5.000%	11/1/2039	13,065	14,285
	California State University College & University Revenue	5.000%	11/1/2040	4,000	4,272
[9]	California State University College & University Revenue	5.000%	11/1/2040	4,960	5,363
	California State University College & University Revenue	3.000%	11/1/2041	1,585	1,265
	California State University College & University Revenue	5.000%	11/1/2041	1,060	1,121
[9]	California State University College & University Revenue	5.000%	11/1/2041	4,480	4,783
	California State University College & University Revenue	5.000%	11/1/2042	1,000	1,044
[9]	California State University College & University Revenue	5.000%	11/1/2042	4,915	5,183
	California State University College & University Revenue	5.000%	11/1/2043	1,000	1,037
[9]	California State University College & University Revenue	5.000%	11/1/2043	9,205	9,629
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2037	4,530	3,969
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/2029	10,985	10,022
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,925	6,013
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,000	2,027
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	5,000	5,005
[4,9]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	14,000	15,247
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	3,500	3,540
[4,9]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	35,000	38,378
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	1,000	1,061
[4,9]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	80,000	87,295
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	3,000	3,063
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	1,330	1,453
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	3,725	3,806
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	4,725	4,828
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	1,000	1,013
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	2,000	2,023
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Heritage Park Apartments Project)	3.700%	4/1/2035	1,870	1,831
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	81,265	86,763
	Cerritos Community College District GO	0.000%	8/1/2028	1,000	921
	Cerritos Community College District GO	0.000%	8/1/2030	1,850	1,598
	Cerritos Community College District GO	0.000%	8/1/2031	1,000	831
	Chabot-Las Positas Community College District GO	3.000%	8/1/2035	2,000	1,862
	Chabot-Las Positas Community College District GO	3.000%	8/1/2036	1,550	1,405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/2026	800	802
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/2029	1,300	1,303
	Chino Valley Unified School District GO	0.000%	8/1/2033	1,420	1,054
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2033	2,090	1,775
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2034	2,155	1,772
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2041	2,650	1,712
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/2026	1,255	1,257
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/2027	1,320	1,322
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/2028	1,380	1,382
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/2029	1,445	1,447
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/2030	1,400	1,402
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/2031	1,600	1,602
[8]	Clovis Unified School District GO	0.000%	8/1/2025	2,485	2,485
	Concord CA COP	2.125%	4/1/2041	2,275	1,514
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	25,115	20,003
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	8,505	6,736
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/2047	4,690	3,484
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2047	5,300	4,237
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/2057	12,500	8,157
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/2050	1,255	1,245
	Desert Sands Unified School District GO	5.000%	8/1/2033	1,305	1,354
[1]	Downey Unified School District GO	2.000%	8/1/2038	1,080	777
[1]	Downey Unified School District GO	2.000%	8/1/2039	1,005	699
[1]	Downey Unified School District GO	2.000%	8/1/2040	2,565	1,725
[1]	Downey Unified School District GO	2.000%	8/1/2041	3,120	2,025
	Dry Creek Joint Elementary School District GO	0.000%	8/1/2036	1,685	1,081
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	4,600	5,246
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	1,700	1,917
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2040	1,500	1,650
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2041	1,655	1,800
[1]	East Side Union High School District GO	3.000%	8/1/2033	6,920	6,747
[1]	East Side Union High School District GO	3.000%	8/1/2034	610	585
	El Camino Community College District Foundation GO	2.000%	8/1/2040	2,500	1,721
	El Segundo Unified School District GO	0.000%	8/1/2028	2,705	2,491
	El Segundo Unified School District GO	0.000%	8/1/2029	8,655	7,732
	El Segundo Unified School District GO	0.000%	8/1/2030	9,160	7,908
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2030	1,130	1,132
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2031	1,750	1,753
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2032	1,365	1,368
	Elk Grove Finance Authority Special Tax Revenue, ETM	5.000%	9/1/2025	750	751
[8]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/2025	2,055	2,045
[8]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/2026	2,985	2,889
[8]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/2028	2,875	2,625
	Foothill-De Anza Community College District GO	3.000%	8/1/2036	650	600
	Foothill-De Anza Community College District GO	3.000%	8/1/2037	1,150	1,045
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.200%	1/15/2029	2,000	2,241
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	3,000	2,226
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.493%	7/25/2035	16,335	14,062
[4,12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	42,418	37,931
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	46,604	42,646
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	19,520	16,145
[12]	Freddie Mac Pool	3.400%	11/1/2040	4,006	3,583
	Fresno Unified School District GO	3.000%	8/1/2036	1,000	912
	Fresno Unified School District GO	3.000%	8/1/2036	2,385	2,169
[1]	Gilroy Unified School District GO	0.000%	8/1/2032	3,400	2,696
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2026	5,000	4,897
[13]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2027	5,000	4,776
[13]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2028	52,135	48,568
[2]	Imperial Community College District GO	0.000%	8/1/2030	2,020	1,691
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/2034	3,735	3,745
	Inglewood Unified School District GO	5.000%	8/1/2032	1,100	1,234
	Inglewood Unified School District GO	5.000%	8/1/2033	620	697
	Inglewood Unified School District GO	5.000%	8/1/2035	1,000	1,125
	Inglewood Unified School District GO	5.500%	8/1/2037	1,000	1,140
	Inglewood Unified School District GO	5.500%	8/1/2038	1,500	1,686
	Inglewood Unified School District GO	5.500%	8/1/2040	1,250	1,383
	Inglewood Unified School District GO	5.500%	8/1/2042	1,800	1,959
	Inglewood Unified School District GO	5.500%	8/1/2044	1,000	1,076
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/2028	1,025	1,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/2029	1,000	1,002
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/2031	1,190	1,192
[1]	Kern Community College District GO	0.000%	11/1/2026	10,210	9,846
	Kern Community College District GO	3.000%	8/1/2040	3,030	2,503
[8]	La Mesa-Spring Valley School District GO	0.000%	8/1/2025	3,635	3,635
[8]	La Mesa-Spring Valley School District GO	0.000%	8/1/2027	1,500	1,418
[8]	La Mesa-Spring Valley School District GO	0.000%	8/1/2028	3,520	3,233
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2028	235	251
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2040	300	317
[1]	Long Beach Unified School District GO	0.000%	8/1/2026	1,475	1,434
[1]	Long Beach Unified School District GO	0.000%	8/1/2033	3,145	2,379
	Long Beach Unified School District GO	3.000%	8/1/2040	3,090	2,520
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	28,080	31,527
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	23,000	26,108
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	23,355	26,739
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	11,000	12,661
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2034	10,000	10,413
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	18,500	21,409
	Los Angeles CA Unified School District GO	3.000%	7/1/2035	2,605	2,410
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2035	17,000	17,647
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2036	25,525	26,430
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2037	12,500	12,903
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	6,000	5,893
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	10,000	9,701
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	2,000	2,123
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	2,000	2,087
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	5,120	5,325
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	3,000	3,082
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	2,000	2,055
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	4,000	4,096
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	12,325	13,901
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2038	20,000	22,266
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	3,000	3,046
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	16,000	16,688
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	18,870	19,625
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	14,815	15,364
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	18,030	19,058
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	12,500	12,927
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	16,845	17,364
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	5,035	5,269
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	16,000	16,442
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	20,500	21,002
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	12,325	12,730
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	7,565	7,682
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	4,000	4,574
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	1,455	1,670
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	2,425	2,787
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2036	2,995	3,031
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2037	7,765	7,806
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	2,725	2,927
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	2,750	2,862
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	24,500	23,642
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	6,285	6,065
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	8,800	9,107
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	1,120	1,218
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	6,955	7,565
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2041	3,000	2,845
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	3,715	4,001
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	5,000	5,329
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	3,675	3,860
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	2,735	2,845
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	1,000	1,031
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	1,330	1,352
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	615	641
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,015	2,101
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,805	1,882
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	7,920	8,258
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	770	803
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	555	579
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	720	740

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,715	2,831
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	9,025	9,596
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,135	2,270
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	7,125	7,576
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	3,345	3,521
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	555	590
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	820	841
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,130	1,201
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	865	920
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	885	891
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	6,305	6,638
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	5,455	5,907
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	4,700	5,089
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,975	2,138
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,550	1,600
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	5,430	5,704
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	670	710
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,690	1,813
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	3,295	3,535
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	870	891
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	465	503
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	940	1,018
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,475	1,597
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	3,215	3,481
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,970	2,100
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	310	340
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	16,315	17,880
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	5,910	6,178
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	5,230	5,576
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	6,230	6,828
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,635	1,792
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	745	816
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,170	6,412
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	2,410	2,549
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,770	1,955
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	9,685	10,697
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	975	1,039
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,460	1,612
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	640	707
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,270	6,925
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,935	3,034
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,070	2,173
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	3,805	4,021
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,635	1,815
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	5,995	6,656
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	965	1,004
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,005	1,062
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	805	894
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,595	1,771
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	7,940	8,815
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,070	1,106
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	2,430	2,675
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,665	1,854
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	250	274
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	970	1,074
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,625	1,809
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	2,900	3,229
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	10,840	12,070
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	9,415	9,690
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	4,530	4,936
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	12,065	13,412
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,515	1,571
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	250	271
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	670	734
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	835	919
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	5,445	6,053
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,250	1,390
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	23,055	23,322
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	36,000	36,844
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	290	291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	580	625
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,820	1,939
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	12,170	13,232
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	440	480
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,290	1,330
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,170	2,380
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,405	1,553
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	16,270	16,418
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	17,150	17,481
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	565	597
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	500	537
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	855	877
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	700	757
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	3,760	4,067
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	320	338
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	490	528
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	300	323
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	1,000	1,091
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	11,140	11,215
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	750	759
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	10,525	10,674
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	11,585	11,809
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,905	1,995
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	530	561
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	6,355	6,776
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	3,200	3,400
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,160	1,241
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	800	818
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,250	1,304
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	500	524
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	525	562
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	730	781
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	55	56
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,465	1,523
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,990	2,086
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,120	1,171
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	725	768
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	170	179
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,000	1,066
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	7,125	7,222
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	3,370	3,461
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,615	1,666
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,695	2,788
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,435	1,498
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,950	2,035
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	920	962
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,395	1,450
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,680	2,791
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,100	1,148
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	45,635	46,504
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,340	1,377
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	9,960	10,204
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,470	1,521
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,000	1,047
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	12,930	13,157
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,240	1,265
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	8,450	8,689
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	2,630	2,708
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	8,670	8,598
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	4,830	4,930
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,400	2,452
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,940	1,982
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	100	101
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	7,820	7,940
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,050	1,066
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,500	1,524
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,055	1,073
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,405	1,436
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,130	1,132
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	2,420	2,445

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	150	152
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,120	1,132
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	4,945	4,978
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	5,960	6,002
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	10,825	10,855
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	1,000	1,027
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	2,600	2,679
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	815	883
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	385	417
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	950	998
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	2,260	2,481
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	320	351
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	10,075	11,061
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	995	1,041
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	770	851
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	630	697
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	7,195	7,997
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	10,000	11,115
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,760	1,956
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	540	550
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	315	341
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	3,930	3,993
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	520	538
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	4,035	4,499
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	450	493
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	480	529
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,190	1,327
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	125	129
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	2,500	2,535
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	990	1,019
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,185	1,261
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	480	532
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	12,500	13,916
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	2,595	2,627
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,910	2,093
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	2,750	2,756
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	18,325	18,689
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,940	2,060
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,935	2,029
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	2,245	2,430
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	175	184
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	340	363
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	21,535	21,852
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	325	344
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	350	372
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,780	1,859
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	465	497
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	2,470	2,651
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	695	749
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	17,720	17,825
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	11,000	11,103
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,845	1,930
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	5,610	5,887
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,435	2,555
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	230	243
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,725	2,892
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	525	552
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	5,070	5,209
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	515	530
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	10,150	10,273
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	11,545	11,792
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,285	1,286
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	450	464
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	965	997
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	17,360	17,613
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	21,460	21,793
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	520	531
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	370	375
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	900	915
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	165	167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	370	377
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	1,585	1,606
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	1,000	1,004
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	10,000	10,268
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2033	2,200	2,510
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2027	1,000	1,027
[8]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2031	1,310	1,339
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/2038	6,000	6,719
	Milpitas CA Unified School District GO	2.000%	8/1/2040	3,130	2,167
	Moreland School District GO	5.000%	8/1/2039	1,245	1,362
	Moreland School District GO	5.000%	8/1/2041	1,800	1,924
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2040	3,000	2,900
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	6,000	7,122
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	14,170	16,758
[1]	New Haven Unified School District GO	0.000%	8/1/2031	1,200	989
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	99,380	105,093
	Novato CA Unified School District GO	3.000%	8/1/2039	2,000	1,704
	Novato CA Unified School District GO	3.000%	8/1/2040	3,425	2,821
[1]	Oak Park Unified School District GO	0.000%	8/1/2028	1,050	957
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2037	1,000	1,109
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2040	1,000	1,074
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2036	10,050	10,659
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2037	12,500	13,198
	Palo Alto Unified School District GO	0.000%	8/1/2028	20,320	18,922
	Palo Alto Unified School District GO	0.000%	8/1/2029	19,530	17,725
	Palomar Community College District GO	0.000%	8/1/2032	1,965	1,568
[1]	Palomar Health GO	0.000%	8/1/2030	7,000	5,617
[1]	Palomar Health GO	0.000%	8/1/2032	9,300	6,699
	Palomar Health GO	4.000%	8/1/2034	5,725	4,869
	Palos Verdes Peninsula Unified School District GO	0.000%	8/1/2032	6,050	4,827
	Palos Verdes Peninsula Unified School District GO	0.000%	8/1/2033	4,120	3,144
[8]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/2026	3,245	3,117
	Peralta Community College District GO	5.000%	8/1/2032	2,775	3,183
	Peralta Community College District GO	5.000%	8/1/2033	1,920	2,211
	Peralta Community College District GO	5.000%	8/1/2034	1,730	1,995
	Peralta Community College District GO	5.000%	8/1/2035	1,800	2,072
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2035	2,395	1,644
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2038	1,000	869
	Pleasanton Unified School District GO	4.000%	8/1/2040	600	588
	Poway Unified School District GO	0.000%	8/1/2029	6,160	5,501
[1]	Poway Unified School District GO	0.000%	8/1/2031	10,000	8,325
[2]	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2032	3,125	3,130
	Rio Hondo CA Community College District GO	6.850%	8/1/2042	1,000	1,207
[1]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/2030	1,375	1,442
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2026	3,625	3,526
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2027	3,670	3,452
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2028	5,580	5,073
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2029	5,610	4,922
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2037	1,170	1,142
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2039	1,635	1,546
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	2,100	1,950
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/2027	2,760	2,634
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/2028	4,350	4,047
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/2029	5,465	4,942
	Roseville CA Electric System Intergovernmental Agreement Revenue	4.000%	2/1/2036	3,365	3,365
[1]	Roseville Joint Union High School District GO	0.000%	8/1/2027	2,915	2,750
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2026	355	358
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2028	160	167
[8]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2025	13,125	12,978
[8]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2030	11,000	9,039
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2031	5,780	6,163
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2033	2,645	2,790
	San Diego CA Unified School District GO	0.000%	7/1/2030	1,115	965
	San Diego CA Unified School District GO	0.000%	7/1/2036	1,000	655
	San Diego CA Unified School District GO	0.000%	7/1/2037	1,000	627
	San Diego CA Unified School District GO	0.000%	7/1/2038	5,220	3,090
	San Diego CA Unified School District GO	5.000%	7/1/2041	2,150	2,390
	San Diego CA Unified School District GO	5.000%	7/1/2042	4,000	4,259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	5.000%	7/1/2043	4,000	4,231
	San Diego CA Unified School District GO	0.000%	7/1/2044	10,825	4,439
	San Diego CA Unified School District GO	5.000%	7/1/2044	1,425	1,496
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	4,355	3,760
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	1,950	2,064
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,400	1,475
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,600	1,761
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	1,375	1,437
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	1,450	1,580
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2040	1,860	1,783
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,077
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	1,000	1,043
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	1,330	1,380
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	1,315	1,357
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	9,430	8,896
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2041	2,090	2,213
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2043	9,655	9,713
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2036	9,255	9,378
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	5,000	4,312
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2034	2,550	2,563
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2035	2,650	2,658
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2036	2,755	2,756
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2038	1,980	1,937
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/2033	12,465	12,473
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/2035	10,000	10,002
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/2036	10,000	10,000
	San Francisco CA City & County COP	4.000%	4/1/2039	2,000	1,901
	San Francisco CA City & County GO	4.000%	6/15/2039	4,115	4,097
	San Francisco CA City & County GO	4.000%	6/15/2040	2,280	2,249
	San Francisco CA City & County GO	4.000%	6/15/2040	3,455	3,408
[4]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.950%	8/1/2025	1,500	1,500
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2030	1,870	1,919
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	14,265	16,434
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2037	19,400	22,290
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2038	3,390	3,869
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	3,395	3,680
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	1,495	1,697
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,430	1,618
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2042	1,410	1,483
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2033	10,000	10,700
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	3,715	3,957
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	10,950	11,607
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2041	4,250	4,484
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	19,000	19,648
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	3,925	4,076
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	2,015	2,093
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2037	9,225	9,517
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2039	1,000	1,075
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2041	1,000	1,055
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	12,000	12,541
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,125	1,283
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,060	1,209
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,000	1,141
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,000	1,141
	San Francisco Unified School District GO	5.000%	6/15/2033	1,215	1,377
	San Francisco Unified School District GO	5.000%	6/15/2034	1,115	1,253
	San Francisco Unified School District GO	5.000%	6/15/2037	3,000	3,263
	San Francisco Unified School District GO	5.000%	6/15/2038	3,135	3,304
	San Francisco Unified School District GO	5.000%	6/15/2041	1,025	1,076
	San Francisco Unified School District GO	5.000%	6/15/2042	1,325	1,381
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2034	3,000	3,082
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2034	2,485	2,649
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2036	3,565	3,645
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	68,705	75,573
	San Mateo Foster CA City School District GO	3.000%	8/1/2039	555	476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Mateo Foster CA City School District GO	3.000%	8/1/2039	555	476
	San Mateo Foster CA City School District GO	3.000%	8/1/2040	560	470
	San Mateo Foster CA City School District GO	3.000%	8/1/2041	500	408
	San Mateo Foster CA City School District GO	3.000%	8/1/2041	585	478
[10]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/2041	3,220	3,260
[13]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2029	3,535	3,145
[13]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2030	3,535	3,028
[13]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2032	3,535	2,776
[8]	Santa Ana Unified School District GO	0.000%	8/1/2029	3,315	2,928
[8]	Santa Ana Unified School District GO	0.000%	8/1/2030	2,200	1,872
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2036	5,200	4,773
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	5,525	4,815
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	4,385	3,821
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2039	7,440	6,305
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/2040	13,670	9,681
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2040	8,920	7,356
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/2041	13,960	9,557
	Santa Clara Unified School District GO	3.000%	7/1/2036	4,425	3,990
	Santa Clara Unified School District GO	3.000%	7/1/2037	3,590	3,158
	Santa Monica Community College District GO	0.000%	8/1/2027	7,065	6,694
	Santa Monica Community College District GO	0.000%	8/1/2028	7,295	6,719
	Santa Monica Community College District GO	0.000%	8/1/2029	12,640	11,292
[13]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/2027	11,125	10,491
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2035	1,640	1,525
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2038	2,700	2,325
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2039	2,900	2,441
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2040	2,500	2,048
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2041	6,945	5,538
[8]	Simi Valley Unified School District GO	0.000%	6/1/2029	6,000	5,408
[1]	Simi Valley Unified School District GO	0.000%	8/1/2029	5,000	4,484
[1]	Simi Valley Unified School District GO	0.000%	8/1/2030	3,000	2,603
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/2037	750	801
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/2039	1,000	1,051
	South San Francisco Unified School District GO	5.000%	9/1/2029	1,000	1,111
	South San Francisco Unified School District GO	5.000%	9/1/2030	835	944
	South San Francisco Unified School District GO	5.000%	9/1/2031	940	1,073
	South San Francisco Unified School District GO	5.000%	9/1/2032	1,380	1,593
	South San Francisco Unified School District GO	5.000%	9/1/2034	1,010	1,180
	South San Francisco Unified School District GO	5.000%	9/1/2035	1,115	1,306
	South San Francisco Unified School District GO	5.000%	9/1/2036	1,015	1,174
	South San Francisco Unified School District GO	5.000%	9/1/2037	1,110	1,268
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2032	1,090	1,194
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2030	2,940	3,222
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2033	3,410	3,797
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	93,920	98,264
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2027	695	721
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	920	996
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2032	500	557
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	330	367
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2034	795	875
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/2034	1,065	1,134
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	480	520
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2031	1,400	1,544
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2035	1,000	1,076
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	3,830	3,838
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	210	234
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	145	159
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2037	735	789
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	1,225	1,244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	15,800	16,693
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/2027	445	463
	Stockton Unified School District COP	5.000%	2/1/2034	2,295	2,368
[2]	Stockton Unified School District GO	5.000%	8/1/2040	2,000	2,168
[2]	Stockton Unified School District GO	5.000%	8/1/2041	1,750	1,871
	Tahoe-Truckee Unified School District GO	5.000%	8/1/2031	610	625
	Tahoe-Truckee Unified School District GO	5.000%	8/1/2033	1,085	1,110
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2035	1,565	1,602
[8]	Union Elementary School District GO	0.000%	9/1/2027	7,295	6,910
[8]	Union Elementary School District GO	0.000%	9/1/2028	4,625	4,262
[8]	Union Elementary School District GO	0.000%	9/1/2028	6,275	5,792
	University of California College & University Revenue	5.000%	5/15/2029	5,220	5,729
	University of California College & University Revenue	5.000%	5/15/2031	12,000	13,541
	University of California College & University Revenue	5.000%	5/15/2031	10,000	11,284
	University of California College & University Revenue	5.000%	5/15/2032	8,635	9,085
	University of California College & University Revenue	5.000%	5/15/2033	1,500	1,711
	University of California College & University Revenue	4.000%	5/15/2034	28,825	28,902
	University of California College & University Revenue	5.000%	5/15/2035	2,000	2,253
	University of California College & University Revenue	5.000%	5/15/2036	9,010	9,325
	University of California College & University Revenue	5.000%	5/15/2036	3,000	3,191
	University of California College & University Revenue	5.000%	5/15/2036	2,000	2,202
	University of California College & University Revenue	5.000%	5/15/2037	2,120	2,307
	University of California College & University Revenue	5.000%	5/15/2037	4,500	4,897
	University of California College & University Revenue	5.000%	5/15/2037	10,050	11,125
	University of California College & University Revenue	5.000%	5/15/2037	22,680	25,107
	University of California College & University Revenue	5.000%	5/15/2038	1,000	1,074
	University of California College & University Revenue	5.000%	5/15/2038	14,875	16,218
	University of California College & University Revenue	5.000%	5/15/2038	17,190	18,742
	University of California College & University Revenue	5.000%	5/15/2039	1,150	1,198
	University of California College & University Revenue	5.000%	5/15/2039	1,000	1,066
	University of California College & University Revenue	5.000%	5/15/2039	5,000	5,329
	University of California College & University Revenue	5.000%	5/15/2039	13,015	14,051
	University of California College & University Revenue	5.000%	5/15/2040	10,000	10,717
	University of California College & University Revenue	5.000%	5/15/2040	9,990	10,706
	University of California College & University Revenue	5.000%	5/15/2041	8,000	8,243
	University of California College & University Revenue	5.000%	5/15/2041	18,000	18,911
	University of California College & University Revenue	5.000%	5/15/2041	4,500	4,752
	University of California College & University Revenue	5.000%	5/15/2041	4,620	4,879
	University of California College & University Revenue	5.000%	5/15/2041	7,900	8,383
	University of California College & University Revenue	5.000%	5/15/2042	2,250	2,304
	University of California College & University Revenue	5.000%	5/15/2042	3,000	3,136
	University of California College & University Revenue	5.000%	5/15/2042	1,500	1,568
	University of California College & University Revenue	5.000%	5/15/2042	6,085	6,385
	University of California College & University Revenue	5.000%	5/15/2043	2,000	2,077
	University of California College & University Revenue	5.000%	5/15/2043	1,250	1,298
	University of California College & University Revenue	5.000%	5/15/2043	8,510	8,868
	University of California College & University Revenue	5.000%	5/15/2044	5,105	5,290
	University of California College & University Revenue	5.000%	5/15/2045	4,130	4,260
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	5,625	5,860
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	6,025	6,255
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2037	6,640	6,844
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2038	12,300	12,116
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2038	1,850	1,900
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2040	7,405	7,193
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2041	17,130	16,262
	University of California College & University Revenue VRDO	2.200%	8/7/2025	21,125	21,125
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	15,000	16,101
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	10,000	10,529
[1]	Upland Unified School District GO	0.000%	8/1/2031	7,445	6,172
	Ventura County Community College District GO	0.000%	8/1/2025	8,000	8,000
	Ventura County Community College District GO	0.000%	8/1/2026	8,500	8,277
	Ventura County Community College District GO	0.000%	8/1/2027	8,500	8,060
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	765	797
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	655	688
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2039	545	558
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2041	430	434
[8]	West Contra Costa Unified School District GO	0.000%	8/1/2028	5,230	4,763
[1,7]	West Contra Costa Unified School District GO	0.000%	8/1/2030	13,450	11,452
[8]	West Contra Costa Unified School District GO	0.000%	8/1/2031	6,670	5,417
[1,7]	West Contra Costa Unified School District GO	0.000%	8/1/2032	18,000	14,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	6,000	4,751
[8]	West Contra Costa Unified School District GO	0.000%	8/1/2033	5,030	3,726
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2033	2,810	2,126
[2]	West Contra Costa Unified School District GO	4.000%	8/1/2033	1,715	1,802
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2033	2,310	2,617
[8]	West Contra Costa Unified School District GO	0.000%	8/1/2034	17,000	11,956
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2034	500	567
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2034	1,750	1,985
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2034	2,730	3,097
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2035	2,250	2,518
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2036	500	552
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2036	1,000	1,103
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2036	1,765	1,948
	William S Hart Union High School District GO	0.000%	8/1/2033	1,250	952
					7,347,043
Colorado (1.7%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.500%	12/1/2039	4,000	4,505
	Adams & Arapahoe Joint School District 28J Aurora GO	5.500%	12/1/2040	2,145	2,401
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2037	2,295	2,280
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2038	5,480	5,335
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2039	3,645	3,533
	Adams 12 Five Star Schools GO	5.250%	12/15/2043	13,060	13,817
	Adams County CO COP	5.000%	12/1/2030	600	604
	Adams County CO COP	5.000%	12/1/2033	1,040	1,046
	Adams County CO COP	5.000%	12/1/2034	790	794
[2]	Adams County School District No. 1 COP	5.000%	12/1/2041	3,935	4,047
[2]	Adams County School District No. 1 COP	5.000%	12/1/2042	3,770	3,836
	Arapahoe County School District No. 5 Cherry Creek GO	4.000%	12/15/2037	27,995	27,416
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2041	5,500	5,917
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2042	17,850	19,040
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2043	9,630	10,204
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2044	4,000	4,221
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/2043	10,000	10,341
[2]	Arista Metropolitan District GO	5.000%	12/1/2038	1,500	1,572
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	5,000	5,125
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	5,000	5,125
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2032	1,500	1,633
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2033	1,530	1,657
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2034	3,000	3,231
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2035	1,500	1,608
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2037	1,620	1,714
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2039	1,150	1,195
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2036	5,225	5,768
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	11,500	12,032
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2039	2,525	2,721
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2034	3,055	3,143
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2035	3,000	3,079
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2036	9,020	9,226
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2037	3,915	3,992
	Broomfield City & County CO Water Revenue	4.000%	12/1/2042	2,645	2,432
	Broomfield City & County CO Water Revenue	4.000%	12/1/2043	2,290	2,074
	Broomfield City & County CO Water Revenue	4.000%	12/1/2046	5,000	4,409
[4]	Broomfield CO City & County Water Revenue	4.590%	9/12/2025	3,215	3,018
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2028	200	212
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2030	200	217
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2032	250	273
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2034	250	272
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2035	300	323
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2036	275	294
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2037	275	291
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2038	360	376
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2039	400	415
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2040	300	309
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2041	350	357
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2042	370	374
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2043	400	402
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2044	300	299
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2035	600	600
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2040	615	571

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Centennial Water & Sanitation District Water Revenue	5.000%	12/1/2043	4,405	4,442
Colorado COP	5.000%	9/1/2030	1,260	1,325
Colorado COP	5.000%	11/1/2032	1,500	1,687
Colorado COP	5.000%	3/15/2033	1,350	1,434
Colorado COP	5.000%	11/1/2033	1,375	1,552
Colorado COP	4.000%	12/15/2033	23,200	23,515
Colorado COP	5.000%	3/15/2034	1,385	1,464
Colorado COP	5.000%	11/1/2034	1,250	1,410
Colorado COP	4.000%	12/15/2034	16,040	16,156
Colorado COP	5.000%	11/1/2035	1,025	1,139
Colorado COP	4.000%	12/15/2035	15,500	15,512
Colorado COP	5.000%	3/15/2036	2,840	2,971
Colorado COP	5.000%	11/1/2036	1,625	1,785
Colorado COP	4.000%	12/15/2036	3,000	2,974
Colorado COP	6.000%	12/15/2036	3,200	3,691
Colorado COP	4.000%	3/15/2037	1,870	1,846
Colorado COP	4.000%	6/15/2037	1,030	1,014
Colorado COP	3.000%	12/15/2037	10,000	8,623
Colorado COP	4.000%	12/15/2037	9,540	9,325
Colorado COP	6.000%	12/15/2037	10,000	11,436
Colorado COP	4.000%	3/15/2038	2,760	2,679
Colorado COP	4.000%	6/15/2038	1,345	1,297
Colorado COP	6.000%	12/15/2038	7,890	8,948
Colorado COP	4.000%	6/15/2039	1,020	961
Colorado COP	4.000%	12/15/2039	5,255	4,962
Colorado COP	4.000%	6/15/2040	1,320	1,219
Colorado COP	4.000%	6/15/2041	1,300	1,192
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2029	1,800	1,902
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2035	4,565	4,699
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2040	3,555	3,527
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2031	130	130
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2041	375	322
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2031	880	890
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2032	1,030	1,039
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2033	2,100	2,112
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2034	2,075	2,082
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	750	752
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	590	589
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	600	600
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	430	430
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	500	498
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	355	381
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	955	942
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	9,240	9,806
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	4,000	4,245
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	560	604
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	1,220	1,250
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	3,250	3,626
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	5,000	5,256
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	590	638
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	5,500	6,059
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	5,000	5,223
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,000	1,081
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	3,770	3,915
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,750	1,979
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	3,300	3,560
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2035	9,625	9,634
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,500	1,601
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2036	5,800	5,751
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	6,400	6,566
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	7,835	8,038
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2036	1,155	1,241
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	17,455	18,205
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	5,260	5,330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	2,655	2,796
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2039	1,455	1,344
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,995	2,032
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2039	2,500	2,614
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	10,955	11,274
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	4,000	4,221
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2040	4,400	4,080
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	660	677
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	1,000	1,017
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2042	1,000	1,009
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	3,565	3,620
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	15,905	13,909
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2044	5,000	5,045
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2045	5,000	5,025
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.125%	12/1/2045	3,000	2,954
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2028	800	847
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2029	700	752
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2030	1,400	1,517
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2031	1,000	1,070
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2032	1,000	1,061
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2033	1,195	1,259
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2034	1,100	1,149
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	4.000%	10/1/2035	800	775
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	3.000%	10/1/2036	2,000	1,739
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	3.000%	5/15/2030	345	329
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2031	675	667
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2032	700	687
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2033	1,345	1,312
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2034	1,400	1,353
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2035	790	755
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2041	750	652
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/2026	5,145	5,195
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/2026	8,500	8,583
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/2026	5,410	5,463
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/2026	5,500	5,554
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	8,665	8,877
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	22,785	24,150
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	5,650	5,993
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	15,865	17,296
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	11/19/2026	925	953
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/2027	1,025	1,067
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	1,405	1,463
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	1,605	1,671
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	2,960	3,082
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	3,015	3,140
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.480%	3/1/2044	1,210	1,137
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/2050	5,135	5,095
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	3,545	4,004
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/2026	1,400	1,404
	Colorado School of Mines College & University Revenue	5.000%	12/1/2041	4,495	4,663
	Colorado School of Mines College & University Revenue	5.000%	12/1/2043	4,450	4,522
	Colorado School of Mines College & University Revenue	5.000%	12/1/2044	2,250	2,272
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2038	1,000	981
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2041	1,175	1,233
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2042	2,010	2,092
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,570	1,620
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,060	1,094
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2046	1,000	878
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2047	6,520	6,592
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/2042	3,000	3,027
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2032	550	611
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2033	450	501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2041	1,760	1,819
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2042	1,000	1,026
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2043	850	867
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2044	675	685
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2031	2,250	2,534
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2032	2,000	2,271
	Denver City & County Board of Water Commissioners Water Revenue	3.000%	12/15/2037	1,590	1,373
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2041	2,385	2,530
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2041	3,875	3,738
	Denver City & County School District No. 1 GO	5.000%	12/1/2033	13,595	13,910
	Denver City & County School District No. 1 GO	5.000%	12/1/2034	11,455	11,701
	Denver City & County School District No. 1 GO	5.000%	12/1/2034	5,625	6,427
	Denver City & County School District No. 1 GO	5.000%	12/1/2035	10,000	10,195
	Denver City & County School District No. 1 GO	5.000%	12/1/2039	2,105	2,230
	Denver City & County School District No. 1 GO	5.250%	12/1/2041	1,925	2,075
	Denver City & County School District No. 1 GO	5.250%	12/1/2042	11,100	11,864
	Denver City & County School District No. 1 GO	5.250%	12/1/2043	6,750	7,177
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2033	760	771
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2034	1,000	1,014
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2035	2,100	2,127
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2036	3,925	3,969
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2037	3,000	3,029
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2038	3,375	3,401
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2027	750	792
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2029	780	832
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2030	965	1,023
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2031	845	892
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2032	1,175	1,232
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2033	6,625	6,852
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2033	7,250	7,746
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2033	600	626
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2034	6,750	7,163
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2034	2,000	2,080
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2035	7,125	7,518
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2036	2,000	1,983
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2036	4,725	4,842
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2038	5,985	6,072
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2039	1,295	1,363
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2040	575	602
	Denver CO City & County GO	5.000%	8/1/2034	10,000	11,139
	Denver CO City & County Pledged Excise Hotel Occupancy Tax Revenue	0.000%	8/1/2030	1,000	827
	Denver CO City & County Pledged Excise Hotel Occupancy Tax Revenue	0.000%	8/1/2031	1,000	791
	Denver CO City & County Pledged Excise Hotel Occupancy Tax Revenue	0.000%	8/1/2032	1,050	795
	Denver CO City & County Pledged Excise Hotel Occupancy Tax Revenue	0.000%	8/1/2033	2,230	1,605
	Denver CO City & County Pledged Excise Hotel Occupancy Tax Revenue	0.000%	8/1/2034	2,285	1,555
	Denver CO City & County Pledged Excise Hotel Occupancy Tax Revenue	4.000%	8/1/2035	1,000	1,020
	Denver CO City & County Pledged Excise Hotel Occupancy Tax Revenue	4.000%	8/1/2039	4,775	4,613
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	3,300	3,430
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	1,000	894
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	1,250	1,102
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	500	480
	Dominion Water & Sanitation District Water Revenue	5.250%	12/1/2032	3,420	3,465
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2041	7,360	7,800
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2042	5,100	5,359
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2043	17,510	18,194
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2044	9,980	10,312
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/2029	600	626
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/2030	500	520
	Durango School District No. 9-R GO	5.250%	11/1/2042	7,800	8,345
	Durango School District No. 9-R GO	5.250%	11/1/2043	2,835	3,002
	Durango School District No. 9-R GO	5.250%	11/1/2044	2,250	2,370
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	24,125	21,458
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2031	5,000	4,109
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2032	9,950	7,829
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2039	150	80
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2040	2,610	1,299
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/2040	3,040	3,198
	Eagle County School District No. Re50J GO	5.000%	12/1/2033	7,475	7,647
	Eagle County School District No. Re50J GO	5.000%	12/1/2034	6,000	6,127
	Eagle County School District No. Re50J GO	5.000%	12/1/2035	3,335	3,399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eagle County School District No. Re50J GO	5.000%	12/1/2036	1,400	1,423
	Eagle County School District No. Re50J GO	4.000%	12/1/2041	2,730	2,528
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2034	2,015	2,059
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2035	1,775	1,810
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2036	2,000	2,034
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2037	2,000	2,030
	Elbert County Independence Water & Sanitation District Water Revenue	5.125%	12/1/2033	1,895	1,915
[12]	Freddie Mac Pool	3.750%	7/1/2039	4,881	4,469
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/2025	7,535	7,574
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/2025	7,075	7,111
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/2041	1,010	818
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/2042	885	703
	Greeley CO Water Revenue	3.000%	8/1/2039	2,000	1,693
	Greeley CO Water Revenue	3.000%	8/1/2042	2,135	1,687
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2035	600	654
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2036	550	594
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2037	600	644
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2039	1,600	1,690
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2040	1,100	1,158
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2041	1,200	1,253
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2035	1,000	1,114
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2036	1,000	1,102
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2038	1,535	1,657
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2040	1,000	1,059
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2026	500	514
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2026	200	206
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2027	1,585	1,664
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2028	760	812
	Jefferson County School District R-1 GO	5.000%	12/15/2035	1,330	1,382
	Jefferson County School District R-1 GO	5.000%	12/15/2036	18,000	18,612
	Jefferson County School District R-1 GO	5.000%	12/15/2037	24,580	25,287
[1]	Lakes at Centerra Metropolitan District No. 2 GO	4.000%	12/1/2043	1,250	1,096
[1]	Lakes at Centerra Metropolitan District No. 2 GO	4.250%	12/15/2044	1,615	1,455
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/2032	1,000	1,030
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/2034	2,740	2,781
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/2028	2,235	2,416
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/2033	2,510	2,541
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/2040	1,350	1,369
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/2037	1,750	1,804
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/2038	1,050	1,076
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/2029	2,030	2,124
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/2030	1,810	1,892
	Mesa County Valley School District No. 51 Grand Junction GO	5.250%	12/1/2044	5,000	5,291
	Mesa County Valley School District No. 51 Grand Junction GO	5.250%	12/1/2045	2,000	2,103
[1]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/2046	7,764	6,718
[1]	Mirabelle Metropolitan District No. 2 GO	4.375%	12/1/2044	1,000	914
	Montrose CO COP	5.000%	12/1/2044	3,345	3,374
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/2026	1,000	1,006
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/2029	2,000	2,013
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/2031	1,500	1,508
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/2033	1,080	1,084
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/2034	1,250	1,255
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/2035	1,125	1,128
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2026	315	323
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2028	255	272
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2035	350	373
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2036	250	264
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2038	620	647
[4]	Plaza Metropolitan District No. 1 Tax Increment/Allocation Revenue	4.500%	12/1/2030	5,905	5,906
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/2028	1,670	1,750
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/2038	37,355	43,506
	Regional Transportation District COP	5.000%	6/1/2026	1,500	1,530
	Regional Transportation District COP	5.000%	6/1/2031	3,000	3,231
	Regional Transportation District COP	5.000%	6/1/2032	5,000	5,590
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2029	1,300	1,366
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2029	1,000	1,058
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2030	600	637
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2030	500	533
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2031	700	747
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2031	550	585

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2032	800	848
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2032	1,800	1,902
	Regional Transportation District Sales Tax Revenue	4.000%	1/15/2033	3,925	3,943
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2033	1,000	1,001
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2035	8,760	8,582
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2036	3,000	2,911
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/2037	5,020	4,296
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2039	3,000	2,773
[1]	Sand Creek Metropolitan District GO	4.000%	12/1/2040	1,750	1,632
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/2027	400	395
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/2037	1,115	1,090
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.375%	12/1/2030	535	513
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.125%	12/1/2039	550	558
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/2040	3,250	2,765
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/2042	7,500	7,748
	Thornton CO COP	4.000%	12/1/2035	3,940	3,924
[1]	Trails at Crowfoot Metropolitan District No. 3 GO	5.000%	12/1/2039	1,000	1,037
	University of Colorado College & University Revenue	5.000%	6/1/2030	3,645	3,876
	University of Colorado College & University Revenue	3.000%	6/1/2033	1,235	1,173
	University of Colorado College & University Revenue PUT	2.000%	10/15/2025	1,640	1,635
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	1,980	1,950
	University of Colorado College & University Revenue, ETM	3.000%	6/1/2033	1,765	1,752
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2026	3,700	3,745
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	5,160	5,380
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	8,405	8,764
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/2028	1,450	1,551
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	8,560	9,379
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	8,000	8,940
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2028	210	224
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2029	210	227
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2030	220	237
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2031	230	246
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2032	250	266
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2033	255	270
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2034	285	299
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2035	100	104
	Village Metropolitan District GO	4.150%	12/1/2030	755	749
	Village Metropolitan District GO	5.000%	12/1/2040	1,950	1,927
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2037	1,340	1,397
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2040	6,100	6,235
	Weld County School District No. 6 Greeley GO	4.000%	12/1/2041	1,370	1,260
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2044	2,000	2,013
	Weld County School District No. RE-4 GO	5.000%	12/1/2037	1,600	1,718
	Weld County School District No. RE-4 GO	5.000%	12/1/2038	1,770	1,884
	Weld County School District No. RE-4 GO	5.000%	12/1/2039	2,700	2,853
	Weld County School District No. RE-4 GO	5.000%	12/1/2040	3,300	3,467
	Weld County School District No. RE-7 Platte Valley GO	5.000%	12/1/2039	6,155	6,638
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2029	300	329
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2030	350	389
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2031	450	504
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2032	400	451
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2033	350	396
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2034	475	539
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2035	730	816
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2036	730	822
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2037	600	669
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2038	750	827
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2039	1,000	1,093
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2040	550	598
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2041	2,765	2,976
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2042	650	693
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2043	755	800
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2044	700	738
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2045	600	629
	Westminster CO Water & Wastewater Utility Water Revenue	5.000%	12/1/2043	3,250	3,379
[1]	Westminster Public Schools COP	4.000%	12/1/2033	1,825	1,843
[1]	Westminster Public Schools COP	4.000%	12/1/2034	1,070	1,076
[1]	Westminster Public Schools COP	5.000%	12/1/2035	775	803
[1]	Westminster Public Schools COP	5.000%	12/1/2036	1,210	1,248
	Westminster Public Schools GO	5.000%	12/1/2042	3,430	3,601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue (Windy Gap Firming Project)	4.000%	7/15/2039	2,850	2,775
					1,327,856
Connecticut (0.9%)
[2]	Bridgeport CT GO	5.000%	7/1/2032	775	864
[2]	Bridgeport CT GO	5.000%	7/1/2033	2,000	2,239
[2]	Bridgeport CT GO	5.000%	7/1/2034	1,500	1,682
	Connecticut GO	5.000%	9/1/2025	18,445	18,482
	Connecticut GO	5.000%	8/1/2027	670	703
	Connecticut GO	5.000%	8/1/2028	745	799
	Connecticut GO	5.000%	8/1/2029	1,150	1,256
	Connecticut GO	5.000%	9/15/2030	770	854
	Connecticut GO	5.000%	9/15/2031	1,000	1,119
	Connecticut GO	5.000%	11/15/2032	11,245	12,672
	Connecticut GO	3.000%	1/15/2033	12,000	11,475
	Connecticut GO	5.000%	11/15/2033	10,135	11,464
	Connecticut GO	5.000%	11/15/2033	11,645	13,172
	Connecticut GO	3.000%	1/15/2034	2,000	1,874
	Connecticut GO	5.000%	5/1/2034	2,000	2,265
	Connecticut GO	5.000%	6/15/2034	350	386
	Connecticut GO	5.000%	11/15/2034	7,300	8,272
	Connecticut GO	5.000%	11/15/2034	11,155	12,640
	Connecticut GO	3.000%	1/15/2035	9,815	8,989
	Connecticut GO	5.000%	4/15/2035	1,000	1,024
	Connecticut GO	5.000%	6/15/2035	350	383
	Connecticut GO	5.000%	11/15/2035	5,000	5,010
	Connecticut GO	3.000%	1/15/2036	8,800	7,865
	Connecticut GO	4.000%	6/1/2036	4,000	4,040
	Connecticut GO	5.000%	6/15/2036	350	379
	Connecticut GO	3.000%	1/15/2037	6,955	6,051
	Connecticut GO	5.000%	6/15/2037	250	269
	Connecticut GO	3.000%	1/15/2038	23,450	19,874
	Connecticut GO	5.000%	6/15/2038	400	426
	Connecticut GO	3.000%	1/15/2039	11,890	9,825
	Connecticut GO	3.000%	6/1/2039	2,500	2,068
	Connecticut GO	4.000%	6/1/2039	2,500	2,426
	Connecticut GO	5.000%	1/15/2040	2,500	2,569
	Connecticut GO	5.000%	1/15/2040	2,000	2,116
	Connecticut GO	5.000%	3/15/2040	1,350	1,441
	Connecticut GO	5.000%	6/1/2040	750	772
	Connecticut GO	5.000%	6/15/2040	500	524
	Connecticut GO	5.000%	3/15/2041	4,075	4,308
	Connecticut GO	5.000%	11/15/2041	4,500	4,746
	Connecticut GO	5.000%	3/15/2042	1,750	1,831
	Connecticut GO	5.000%	6/15/2042	600	620
	Connecticut GO	3.000%	11/15/2042	3,690	2,865
	Connecticut GO	5.000%	3/15/2043	1,265	1,317
	Connecticut GO	3.000%	11/15/2043	2,500	1,904
	Connecticut GO	5.000%	1/15/2044	1,375	1,412
	Connecticut GO	5.000%	3/15/2044	825	855
	Connecticut GO	5.000%	3/15/2045	785	811
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2049	1,835	1,814
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2050	2,625	2,599
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2051	1,670	1,670
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	2,045	2,254
	Connecticut Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2037	190	202
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	7,565	8,253
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	3,435	3,747
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	6,520	7,113
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2033	15,000	15,658
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2034	1,750	1,948
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2034	18,005	18,868
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2035	1,305	1,391
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	3,000	3,307
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	4,000	4,509
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2035	1,900	1,900
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2036	10,000	10,314
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2036	5,000	5,187
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2037	7,200	7,567

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	7,400	8,066
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2038	3,670	3,952
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	1,500	1,591
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2040	2,000	2,058
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2040	6,300	6,717
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2042	28,445	29,740
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2043	14,240	14,811
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	9,330	9,664
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	3,515	3,630
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	1,140	1,152
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	1,150	1,180
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	430	435
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	1,125	1,167
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	530	539
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	1,025	1,093
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	1,500	1,552
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	485	494
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/2029	1,905	2,084
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	2,470	2,545
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	875	886
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	560	561
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	470	466
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	455	447
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	30,000	34,205
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/2026	12,235	12,192
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	3,665	3,652
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	30,620	30,219
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	9,000	9,299
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,000	1,030
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,250	5,494
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,570	1,614
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	4,030	4,271
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	20,000	21,531
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	10,150	10,674
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	10,000	10,873
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,600	1,781
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	7,900	8,238
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,500	1,689
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,000	1,023
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,120
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,055	1,075
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	850	842
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,850	2,831
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,000	1,015
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	5,200	5,092
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,235	1,249
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2037	15,170	12,236
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,500	1,438
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	1,605	1,616
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	4,730	4,456
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	4,500	4,272
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	3,500	3,237
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	4,250	3,881
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	1,000	885
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/2040	2,275	2,066
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	3.000%	7/1/2041	4,060	3,044
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	7,390	7,916
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	750	803
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2033	650	691
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2034	750	792
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	575	603
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2036	1,340	1,398
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2037	1,125	1,166
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2038	1,820	1,873
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2039	2,000	2,048
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2040	1,110	1,131
Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2036	405	434
Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2039	670	699

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2042	3,660	3,746
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2040	2,000	1,854
[4]	Harbor Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Harbor Point Project)	5.000%	4/1/2030	8,155	8,263
	Hartford CT Special Obligation Revenue	5.000%	7/15/2032	3,750	4,184
	Hartford CT Special Obligation Revenue	5.000%	7/15/2033	3,500	3,918
	Metropolitan District GO	5.000%	7/15/2027	1,640	1,716
	Metropolitan District GO	5.000%	7/15/2029	1,845	1,971
	Metropolitan District GO	5.000%	7/15/2030	1,360	1,451
	Metropolitan District GO	5.000%	7/15/2031	1,520	1,615
	Metropolitan District GO	5.000%	7/15/2032	1,765	1,865
	Metropolitan District GO	5.000%	7/15/2033	1,325	1,419
	Metropolitan District GO	5.000%	7/15/2033	1,000	1,071
	Metropolitan District GO	5.000%	7/15/2034	1,425	1,518
	Metropolitan District GO	5.000%	7/15/2034	1,000	1,065
	Metropolitan District GO	4.000%	7/15/2035	1,880	1,900
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2034	7,370	7,248
[4]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2035	15,075	14,927
[2]	New Haven CT GO	5.000%	8/1/2029	500	543
[1]	New Haven CT GO	5.000%	8/1/2029	4,375	4,747
[2]	New Haven CT GO	5.000%	8/1/2030	500	549
[1]	New Haven CT GO	5.000%	8/1/2031	3,250	3,601
[1]	New Haven CT GO	5.000%	8/1/2032	2,500	2,783
[1]	New Haven CT GO	5.000%	8/1/2033	2,680	2,986
[2]	New Haven CT GO	5.000%	8/1/2036	1,000	1,077
[2]	New Haven CT GO	5.000%	8/1/2038	1,000	1,052
	Norwalk Housing Authority	4.400%	9/1/2042	2,885	2,732
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	3,400	3,430
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.750%	10/1/2032	6,410	6,495
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	5.500%	10/1/2035	500	508
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.000%	10/1/2040	1,800	1,815
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.375%	10/1/2045	1,600	1,592
	University of Connecticut College & University Revenue	5.000%	8/15/2027	1,530	1,608
	University of Connecticut College & University Revenue	5.000%	8/15/2027	1,785	1,875
	University of Connecticut College & University Revenue	5.000%	11/1/2027	1,350	1,425
	University of Connecticut College & University Revenue	5.000%	11/1/2027	3,150	3,325
	University of Connecticut College & University Revenue	5.000%	8/15/2028	1,850	1,985
	University of Connecticut College & University Revenue	5.000%	11/1/2028	1,250	1,347
	University of Connecticut College & University Revenue	5.000%	8/15/2029	1,800	1,966
	University of Connecticut College & University Revenue	5.000%	2/15/2032	2,900	2,905
	University of Connecticut College & University Revenue	5.000%	2/15/2033	6,325	6,334
	University of Connecticut College & University Revenue	5.000%	8/15/2039	675	712
	University of Connecticut College & University Revenue	5.000%	8/15/2040	925	971
					737,857
Delaware (0.2%)
[4]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/2039	47,187	37,566
	Delaware GO	5.000%	1/1/2026	2,000	2,022
	Delaware GO	4.000%	5/1/2042	12,000	11,392
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	4.000%	7/1/2036	340	340
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2036	6,000	5,406
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2037	4,090	3,576
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2038	8,000	6,803
[4]	Delaware State Economic Development Authority Charter School Aid Revenue	5.000%	7/1/2035	1,815	1,830
[4]	Delaware State Economic Development Authority Charter School Aid Revenue	5.750%	7/1/2045	2,275	2,211
	Delaware State Economic Development Authority Electric Power & Light Revenue	3.600%	1/1/2031	3,930	4,020
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/2025	11,250	11,184
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/2025	3,980	3,957
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	1,100	1,142
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,215	1,265
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,200	1,236
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	2,130	2,181
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	6,360	6,701
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,350	1,413
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	8,135	8,410
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/2035	1,500	1,587
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/2027	4,975	5,219
	State of Delaware GO	5.000%	5/1/2028	9,425	10,084
	University of Delaware College & University Revenue	5.000%	11/1/2036	2,345	2,454
	University of Delaware College & University Revenue	5.000%	11/1/2038	535	591
	University of Delaware College & University Revenue	5.000%	11/1/2039	850	932

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Delaware College & University Revenue	5.000%	11/1/2040	510	554
	University of Delaware College & University Revenue	5.000%	11/1/2042	1,335	1,419
					135,495
District of Columbia (1.1%)
	District of Columbia Appropriations Revenue	5.000%	12/1/2033	1,000	1,067
	District of Columbia Charter School Aid Revenue	3.000%	6/1/2030	810	777
	District of Columbia Charter School Aid Revenue	4.000%	6/1/2030	740	730
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2034	325	328
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2040	2,240	2,105
	District of Columbia Charter School Aid Revenue	5.625%	6/1/2044	500	493
	District of Columbia College & University Revenue	5.000%	4/1/2030	250	269
	District of Columbia College & University Revenue	5.000%	4/1/2031	250	270
	District of Columbia College & University Revenue	4.000%	4/1/2032	250	253
	District of Columbia College & University Revenue	5.000%	10/1/2032	1,385	1,484
	District of Columbia College & University Revenue	4.000%	4/1/2033	280	282
	District of Columbia College & University Revenue	5.000%	10/1/2033	2,480	2,655
	District of Columbia College & University Revenue	4.000%	4/1/2034	300	300
	District of Columbia College & University Revenue	5.000%	10/1/2034	3,710	3,953
	District of Columbia College & University Revenue	4.000%	4/1/2035	300	298
	District of Columbia College & University Revenue	5.000%	4/3/2035	27,455	29,589
	District of Columbia College & University Revenue	5.000%	10/1/2035	5,325	5,642
	District of Columbia College & University Revenue	4.000%	4/1/2036	350	345
	District of Columbia College & University Revenue	5.250%	10/1/2036	2,805	3,010
	District of Columbia College & University Revenue	3.000%	4/1/2037	1,090	927
	District of Columbia College & University Revenue	5.250%	10/1/2037	2,955	3,139
	District of Columbia College & University Revenue	3.000%	4/1/2038	1,815	1,504
	District of Columbia College & University Revenue	5.250%	10/1/2038	795	835
	District of Columbia College & University Revenue	3.000%	4/1/2040	635	499
	District of Columbia College & University Revenue	3.000%	4/1/2041	295	226
	District of Columbia GO	5.000%	6/1/2026	3,130	3,196
	District of Columbia GO	5.000%	6/1/2027	5,615	5,871
	District of Columbia GO	5.000%	6/1/2028	2,175	2,270
	District of Columbia GO	5.000%	6/1/2029	1,065	1,110
	District of Columbia GO	5.000%	10/15/2032	6,500	6,927
	District of Columbia GO	5.000%	12/1/2032	14,000	15,809
	District of Columbia GO	4.000%	6/1/2033	7,020	7,057
	District of Columbia GO	5.000%	12/1/2033	13,625	15,413
	District of Columbia GO	5.000%	6/1/2035	13,000	13,314
	District of Columbia GO	5.000%	6/1/2035	2,070	2,120
	District of Columbia GO	5.000%	10/15/2035	15,000	15,703
	District of Columbia GO	5.000%	12/1/2035	4,620	5,209
	District of Columbia GO	4.000%	2/1/2036	2,600	2,634
	District of Columbia GO	5.000%	6/1/2036	17,555	17,916
	District of Columbia GO	5.000%	6/1/2036	11,250	11,482
	District of Columbia GO	5.000%	6/1/2037	10,395	10,577
	District of Columbia GO	5.000%	10/15/2037	17,475	18,091
	District of Columbia GO	5.000%	6/1/2038	6,000	6,078
	District of Columbia GO	5.000%	6/1/2038	11,485	11,793
	District of Columbia GO	5.000%	8/1/2038	5,010	5,416
	District of Columbia GO	5.000%	10/15/2038	16,125	16,575
	District of Columbia GO	5.000%	1/1/2039	3,000	3,172
	District of Columbia GO	4.000%	2/1/2039	5,000	4,926
	District of Columbia GO	5.000%	8/1/2039	3,475	3,723
	District of Columbia GO	5.000%	1/1/2040	4,660	4,870
	District of Columbia GO	5.000%	8/1/2040	1,130	1,200
	District of Columbia GO	5.000%	6/1/2041	12,620	12,675
	District of Columbia GO	5.000%	8/1/2041	5,000	5,255
	District of Columbia GO	5.000%	8/1/2041	2,225	2,338
	District of Columbia GO	5.000%	6/1/2043	5,055	5,084
	District of Columbia GO	5.000%	8/1/2044	16,480	16,926
	District of Columbia GO	4.000%	10/15/2044	1,375	1,220
	District of Columbia GO	5.000%	8/1/2045	4,500	4,602
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/2045	2,940	2,850
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/2025	1,170	1,171
[14]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	9/1/2030	5,380	5,381
[4]	District of Columbia Housing Finance Agency Revenue TOB VRDO	3.050%	8/1/2025	26,550	26,550
	District of Columbia Income Tax Revenue	5.000%	12/1/2028	2,310	2,495
	District of Columbia Income Tax Revenue	5.000%	12/1/2029	2,885	3,173
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	22,885	25,452

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Income Tax Revenue	5.000%	12/1/2030	4,110	4,579
	District of Columbia Income Tax Revenue	5.000%	12/1/2031	5,000	5,614
	District of Columbia Income Tax Revenue	5.000%	3/1/2033	7,020	7,501
	District of Columbia Income Tax Revenue	5.000%	10/1/2034	12,960	13,722
	District of Columbia Income Tax Revenue	5.000%	10/1/2034	16,570	18,747
	District of Columbia Income Tax Revenue	5.000%	12/1/2034	14,550	16,067
	District of Columbia Income Tax Revenue	5.000%	12/1/2035	15,000	16,386
	District of Columbia Income Tax Revenue	5.000%	6/1/2036	10,025	11,163
	District of Columbia Income Tax Revenue	5.000%	10/1/2036	9,390	10,359
	District of Columbia Income Tax Revenue	5.000%	10/1/2037	3,075	3,358
	District of Columbia Income Tax Revenue	5.000%	12/1/2037	5,000	5,342
	District of Columbia Income Tax Revenue	3.000%	3/1/2038	23,295	20,223
	District of Columbia Income Tax Revenue	5.000%	6/1/2038	9,555	10,398
	District of Columbia Income Tax Revenue	4.000%	3/1/2039	1,005	951
	District of Columbia Income Tax Revenue	4.000%	5/1/2039	1,400	1,325
	District of Columbia Income Tax Revenue	5.000%	5/1/2039	3,500	3,699
	District of Columbia Income Tax Revenue	4.000%	5/1/2040	740	691
	District of Columbia Income Tax Revenue	5.000%	5/1/2040	3,975	4,161
	District of Columbia Income Tax Revenue	5.000%	6/1/2040	5,000	5,322
	District of Columbia Income Tax Revenue	5.000%	7/1/2040	19,685	20,520
	District of Columbia Income Tax Revenue	5.000%	5/1/2041	4,400	4,575
	District of Columbia Income Tax Revenue	5.000%	6/1/2041	7,500	7,904
	District of Columbia Income Tax Revenue	5.000%	7/1/2041	1,920	1,989
	District of Columbia Income Tax Revenue	5.000%	5/1/2042	4,320	4,459
	District of Columbia Income Tax Revenue	5.000%	6/1/2042	7,000	7,301
	District of Columbia Income Tax Revenue	5.000%	7/1/2042	1,345	1,382
	District of Columbia Income Tax Revenue	5.000%	6/1/2043	4,295	4,449
	District of Columbia Income Tax Revenue	5.000%	3/1/2044	6,485	6,522
	District of Columbia Income Tax Revenue	5.000%	6/1/2044	4,500	4,630
	District of Columbia Income Tax Revenue	5.000%	5/1/2045	2,000	2,008
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/2026	3,985	4,046
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/2026	2,200	2,234
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2036	1,035	1,038
[9]	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2036	2,570	2,872
[9]	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2036	3,000	3,353
[9]	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2037	1,620	1,786
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2041	10,000	10,494
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2042	13,000	13,518
[9]	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2043	1,500	1,557
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	2,270	2,279
[9]	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	1,500	1,545
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2047	1,000	1,005
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2033	2,100	2,278
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2034	2,005	2,161
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2035	1,720	1,735
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2036	1,195	1,192
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2031	1,000	1,059
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2032	600	632
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2033	3,500	3,675
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2034	2,000	2,088
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2034	3,400	3,554
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2035	1,500	1,496
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2035	2,000	2,077
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2036	2,000	1,246
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2036	2,000	1,970
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2036	2,020	2,089
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	45,700	25,432
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	12,000	6,729
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	1,850	1,083
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	1,000	578
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	10,255	5,750
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2037	3,500	3,398
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2037	2,050	2,111
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2038	1,000	955
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2038	2,000	2,050
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2039	2,760	1,415
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2039	1,695	1,731
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2040	1,300	624
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2025	2,000	2,007
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	6,350	6,646

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	5,440	5,685
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2029	7,450	7,750
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2034	1,000	1,010
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2035	1,010	1,009
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2036	1,000	986
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2038	500	472
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2033	2,500	2,549
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2034	2,000	2,019
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2035	3,040	3,033
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2036	1,500	1,479
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2037	750	729
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2038	1,995	1,884
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2039	1,240	1,153
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2027	650	680
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2028	645	690
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2029	1,920	2,091
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2036	4,000	3,532
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2038	1,500	1,594
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2038	3,000	3,189
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2039	1,360	1,434
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	5,650	4,511
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2040	5,250	5,489
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2040	3,670	3,837
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2043	10,200	10,401
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2043	4,700	4,792
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2044	14,060	14,257
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	6,185	6,251
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2046	1,250	1,087
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2048	15,505	15,538
					856,570
Florida (4.2%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2025	105	105
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	1,000	1,002
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	640	643
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,350	1,352
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	945	953
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,325	1,327
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	155	157
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	580	588
[9]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	470	470
[9]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	300	300
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	1,160	1,172
[9]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	250	250
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	22,010	22,012
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	525	463
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	1,870	1,649
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2046	1,750	1,383
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	1,790	1,243
[1]	Alachua County School Board COP	5.000%	7/1/2030	4,150	4,568
	Bay County School Board COP	5.500%	7/1/2042	1,600	1,670
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	675	734
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,480	1,633
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	1,560	1,724
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	1,635	1,743
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	5,265	5,660
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2038	7,565	8,060
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2039	830	867
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	9,525	9,663
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2041	6,065	6,093
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/2025	2,000	2,003
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2036	9,900	10,630
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2037	10,390	11,053
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2038	7,500	7,900
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2039	11,400	11,906
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/2037	4,440	3,774
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/2039	2,000	1,632
	Broward County FL School District COP	5.000%	7/1/2035	5,000	5,445
	Broward County FL School District COP	5.000%	7/1/2036	12,795	13,821
	Broward County FL School District GO	5.000%	7/1/2033	5,605	5,862

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/2026	1,000	1,000
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.000%	3/1/2035	1,985	2,090
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.150%	3/1/2036	2,090	2,198
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/2027	1,285	1,345
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/2029	1,100	1,150
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/2037	4,000	3,839
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2025	750	752
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2028	3,550	3,718
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2029	3,000	3,174
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2030	2,000	2,127
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2031	4,010	4,231
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2032	1,000	1,048
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2033	2,380	2,475
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2034	4,865	5,025
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2035	1,050	1,077
[4]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/2034	1,000	1,047
[4]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/2039	1,875	1,900
[4]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/2044	1,600	1,554
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/2039	5,320	4,991
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	4.000%	8/1/2030	265	266
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/2040	300	291
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,275	1,248
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,040	1,864
[4]	Capital Trust Authority Charter School Aid Revenue	5.125%	6/15/2033	2,000	2,046
[4]	Capital Trust Authority Charter School Aid Revenue	4.750%	6/15/2040	800	736
[4]	Capital Trust Authority Charter School Aid Revenue	6.000%	6/15/2043	3,600	3,633
[4]	Capital Trust Authority Charter School Aid Revenue (Academir Charter Schools Inc. Project)	5.000%	6/1/2044	1,635	1,443
[4]	Capital Trust Authority Charter School Aid Revenue (Mason Classical Academy Project)	5.000%	6/1/2039	2,010	1,932
[4]	Capital Trust Authority Charter School Aid Revenue (Mason Classical Academy Project)	5.000%	6/1/2044	1,525	1,386
	Capital Trust Authority Charter School Aid Revenue (Plato Academy Schools Project)	4.250%	12/15/2034	4,635	4,448
	Capital Trust Authority Charter School Aid Revenue (Plato Academy Schools Project)	5.000%	12/15/2044	4,150	3,780
[4]	Capital Trust Authority Charter School Aid Revenue (The Learning Center Project)	6.500%	6/15/2045	2,545	2,478
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2029	10,000	10,084
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2032	5,000	5,623
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	11,500	12,940
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2034	11,000	12,407
[1]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/2036	12,000	9,330
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	5,850	5,760
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2037	2,125	2,162
	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/2038	2,365	2,018
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2038	4,190	4,241
[1]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/2040	7,310	5,199
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	6,500	6,587
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	9,500	9,627
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	4,950	5,061
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	7,060	7,218
	Central Florida Tourism Oversight District GO	4.000%	6/1/2032	3,115	3,152
	Central Florida Tourism Oversight District GO	4.000%	6/1/2034	10,000	10,023
	Central Florida Tourism Oversight District GO	5.000%	6/1/2037	5,000	5,081
[1,10]	Cityplace Community Development District Special Assessment Revenue, 3.650% coupon rate effective 11/1/25	0.000%	5/1/2028	3,000	3,015
[1,10]	Cityplace Community Development District Special Assessment Revenue, 4.000% coupon rate effective 11/1/25	0.000%	5/1/2033	4,000	4,095
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2040	1,000	1,043
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2041	1,000	1,035
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2042	1,000	1,028
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2043	1,000	1,021
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2044	1,500	1,524
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2029	2,075	2,221
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	2,000	2,162
	Coral Springs FL Special Obligation Revenue (Municipal Complex Project)	5.000%	9/1/2033	1,000	1,024
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/2044	1,000	972
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2028	220	232
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2030	220	231
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2032	300	311
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2038	1,655	1,682
[1]	Duval County Public Schools COP	5.000%	7/1/2034	2,000	2,134
[1]	Duval County Public Schools COP	5.000%	7/1/2035	2,250	2,384
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2034	2,340	2,414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2035	3,510	3,609
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2036	2,205	2,261
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2037	2,870	2,933
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	4,100	4,335
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	4,095	4,307
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	7,985	8,338
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	6,660	6,928
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	5,985	6,194
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	16,015	16,416
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	7,320	7,362
[1]	Escambia County School Board COP	5.000%	2/1/2042	2,915	3,003
[1]	Escambia County School Board COP	5.250%	2/1/2043	3,445	3,585
[1]	Escambia County School Board COP	5.250%	2/1/2044	2,250	2,329
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2030	1,375	1,506
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2031	1,445	1,589
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2032	1,520	1,681
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2034	1,685	1,828
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2035	1,765	1,901
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2036	1,855	1,830
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2037	1,930	1,881
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2038	650	690
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2039	700	736
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2040	725	755
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2041	815	842
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2042	1,100	1,128
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/2035	1,870	1,693
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2031	14,180	15,856
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2031	18,240	20,395
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2033	9,030	9,094
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2038	7,000	6,726
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2039	2,180	1,807
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2041	7,330	7,017
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2042	9,675	9,042
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2043	10,250	9,414
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2044	4,500	4,083
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/2029	1,250	1,252
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2030	430	400
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2031	445	405
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2028	820	845
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2030	1,080	1,108
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2032	1,635	1,667
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2033	765	777
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2034	800	811
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2035	1,055	1,066
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2040	1,650	1,632
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	4.000%	9/15/2030	940	905
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2040	4,100	3,703
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2029	315	319
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2031	680	683
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2031	285	297
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2042	455	440
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2042	480	464
[4]	Florida Development Finance Corp. Charter School Aid Revenue(Corner Stone Classical Academy Inc. Project)	5.250%	6/1/2044	845	788
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2028	315	332
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2029	285	305
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,375	1,418
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	1,075	1,081
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	2,110	1,864
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	3,500	3,297
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	1,600	1,266
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2038	1,600	1,654
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2040	1,750	1,782
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2041	1,450	1,466
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2042	1,500	1,507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2043	1,495	1,496
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2044	1,000	993
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	11,880	12,837
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2033	1,600	1,683
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2034	6,605	6,893
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2035	2,300	2,385
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2036	6,000	6,177
[4]	Florida Development Finance Corp. Local or Guaranteed Housing Revenue (SFP - Tampa I - The Henry Project)	5.000%	6/1/2044	1,700	1,583
	Florida GO	5.000%	7/1/2026	15,845	16,213
	Florida GO	5.000%	6/1/2027	16,240	16,997
	Florida GO	5.000%	6/1/2028	5,000	5,356
	Florida GO	5.000%	6/1/2028	5,000	5,356
	Florida GO	4.000%	6/1/2029	2,700	2,729
	Florida GO	5.000%	6/1/2029	15,115	16,527
	Florida GO	4.000%	6/1/2030	2,590	2,632
	Florida GO	4.000%	6/1/2032	45	46
	Florida GO	4.000%	6/1/2032	2,400	2,424
	Florida GO	4.000%	6/1/2033	5,570	5,597
	Florida GO	4.000%	7/1/2042	7,150	6,820
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2035	1,000	997
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2036	1,580	1,561
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2038	2,000	1,901
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2039	1,000	932
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2028	400	422
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2029	435	467
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2029	325	349
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2030	1,000	1,086
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2030	325	353
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2031	1,000	1,071
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2031	350	383
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2032	1,180	1,255
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2032	600	648
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2033	750	796
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2033	330	354
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2034	800	847
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2034	600	637
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2035	850	898
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2038	550	534
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/2040	820	668
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2033	2,370	2,384
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2034	3,920	3,938
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2036	140	140
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/2030	2,045	2,089
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/2033	2,305	2,335
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/2035	3,615	3,644
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/2036	3,795	3,817
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2035	2,000	2,015
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2037	2,810	2,725
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2038	2,405	2,304
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2039	2,635	2,480
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2040	3,370	3,135
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	5.000%	12/1/2042	1,925	1,965
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/2052	6,175	6,182
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2055	9,775	10,719
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,865	3,183
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	9,775	10,877
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	1,555	1,570
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	10,240	10,479
	Florida Lottery Revenue	5.000%	7/1/2026	25,950	26,551
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2028	1,385	1,389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2029	3,475	3,486
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2029	8,770	8,996
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2031	8,535	8,741
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/2032	6,945	6,627
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/2033	4,750	4,451
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2039	350	371
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2040	500	526
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2041	600	626
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2042	500	519
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2043	325	336
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2041	1,000	1,047
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2042	2,000	2,079
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2043	1,500	1,551
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2031	200	220
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2032	175	193
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2033	200	219
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2034	325	352
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2037	425	448
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2039	475	491
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2040	500	513
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2041	550	562
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2042	400	408
[12]	Freddie Mac Pool	3.300%	8/1/2039	25,656	23,298
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2026	2,485	2,551
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2027	160	168
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2029	7,100	7,447
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2030	4,000	4,185
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2034	5,030	5,201
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2035	5,040	5,195
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2037	5,000	5,122
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/2026	680	699
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/2026	625	642
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/2027	2,890	3,037
[4]	Gas Worx Community Development District Special Assessment Revenue	4.625%	5/1/2030	120	122
[4]	Gas Worx Community Development District Special Assessment Revenue	5.000%	5/1/2036	615	617
[4]	Gas Worx Community Development District Special Assessment Revenue	5.750%	5/1/2045	1,000	978
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2036	680	688
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2037	2,325	2,349
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/2026	65	67
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/2026	225	231
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,460	1,484
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,100	2,134
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,270	2,304
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	2,020	2,047
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.750%	6/1/2041	2,000	1,664
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/2044	1,000	959
[1]	Hernando County School District COP	5.000%	7/1/2031	5,925	6,015
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2028	345	338
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2029	355	344
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2030	365	347
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2031	375	349
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2032	285	274
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2033	300	284
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2034	245	226
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2035	255	232
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2036	260	232
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2040	1,200	864
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	4.500%	5/1/2031	500	502
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.150%	5/1/2044	1,000	935
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	3,915	4,301
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2037	1,040	1,027
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2038	1,160	1,139
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2039	1,640	1,581
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2040	1,775	1,695
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2041	1,270	1,205
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/2026	28,000	28,866
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2041	6,145	4,887
	Hillsborough County FL Utility Water Revenue	4.000%	8/1/2031	3,215	3,323
[2]	Hillsborough County FL Utility Water Revenue	3.000%	8/1/2037	3,340	2,909
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/2028	12,300	12,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	22,470	24,581
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/2031	26,515	26,687
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	3,115	3,083
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	11,600	12,948
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	1,660	1,761
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	2,000	2,084
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	4,640	4,753
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	7,500	7,640
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2027	2,590	2,700
	Hollywood FL GO	5.000%	7/1/2042	3,705	3,776
	Jacksonville FL General Fund Revenue	4.000%	10/1/2039	2,000	1,918
	Jacksonville FL General Fund Revenue	4.000%	10/1/2041	1,150	1,082
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,255	2,344
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	3,890	4,044
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	3,000	3,113
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,875	1,937
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	3,790	3,916
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	4,510	4,649
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,635	1,677
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	4,730	4,860
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	4,970	5,087
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	5,220	5,322
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2036	5,475	5,560
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	5,755	5,826
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	2,965	2,995
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/2039	1,650	1,515
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/2040	2,175	1,972
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2028	1,735	1,819
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2033	3,425	3,644
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2034	2,000	2,063
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2035	2,930	3,093
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2036	2,840	2,982
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2037	3,245	3,388
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2038	2,000	2,075
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	7,400	7,772
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	10,000	10,495
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	6,090	6,379
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	7,220	7,545
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2031	7,000	7,275
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	8,000	8,289
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2035	10,000	10,065
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2035	3,500	3,700
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2035	3,000	3,345
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2036	2,700	2,675
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2036	10,195	10,099
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2036	9,125	9,104
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2037	4,000	3,927
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2037	6,860	6,767
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2037	2,955	2,893
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2038	1,750	1,716
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2038	4,500	4,390
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2026	1,235	1,272
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2027	11,000	11,572
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2028	2,340	2,459
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2030	1,925	2,015
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2030	1,490	1,560
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2033	11,205	11,353
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2033	1,210	1,302
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2034	1,150	1,230
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2035	5,500	5,537
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2035	1,180	1,251
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2035	2,525	2,677
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2036	1,000	999
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2038	1,080	1,052
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2039	4,600	4,368
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2039	1,185	1,125
	JEA Water & Sewer System Water Revenue	3.000%	10/1/2040	2,500	2,062
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2040	2,290	2,179
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2040	640	602
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2042	3,750	3,869

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2043	4,485	4,600
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2044	4,440	4,532
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2032	1,340	1,411
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2035	1,495	1,559
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2036	1,200	1,248
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2038	2,275	2,344
	Lakeland FL Appropriations Revenue	5.000%	10/1/2036	2,220	2,442
	Lakeland FL Appropriations Revenue	5.000%	10/1/2038	1,245	1,339
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2038	2,000	2,189
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/2039	2,185	2,070
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2039	1,000	1,086
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/2040	1,395	1,304
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/2041	1,400	1,292
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	2,000	2,012
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	5,000	5,120
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2040	3,500	3,623
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	4,000	4,102
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	9,475	9,615
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	2,200	2,222
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	2,430	2,439
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	5.125%	5/1/2044	1,725	1,627
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	2,250	2,331
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2029	515	524
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2029	2,160	2,175
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/2029	1,000	1,008
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	1,870	1,886
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	575	577
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	4,500	4,650
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	5,695	5,852
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	3,000	3,069
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	7,375	7,070
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Shell Point/Waterside Health Project)	5.000%	11/15/2039	1,000	1,007
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue	4.550%	1/1/2040	3,321	3,303
	Lee County School Board COP	5.000%	8/1/2027	5,010	5,055
	Lee County School Board COP	5.000%	8/1/2028	4,080	4,088
	Lee County School Board COP	5.000%	8/1/2034	3,500	3,571
	Lee County School Board COP	5.000%	8/1/2035	4,270	4,352
	Lee County School Board COP	5.000%	8/1/2038	1,000	1,054
	Manatee County FL (Conservation & Park Project) GO	5.000%	5/1/2043	2,090	2,165
[1]	Marion County School Board COP	5.000%	6/1/2041	10,000	10,384
[1]	Marion County School Board COP	5.000%	6/1/2042	10,000	10,299
[1]	Marion County School Board COP	5.000%	6/1/2043	7,000	7,171
[1]	Marion County School Board COP	5.250%	6/1/2044	18,000	18,674
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2046	2,085	1,764
	Miami Beach FL GO	3.000%	5/1/2032	4,440	4,289
	Miami Beach FL GO	3.000%	5/1/2033	2,340	2,220
	Miami Beach FL GO	5.000%	5/1/2034	2,920	3,097
	Miami Beach FL GO	5.000%	5/1/2035	4,000	4,218
	Miami Beach FL GO	5.000%	5/1/2036	2,700	2,830
	Miami Beach FL GO	5.000%	5/1/2037	5,695	5,933
	Miami Beach FL GO	5.000%	5/1/2038	5,980	6,180
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2028	1,910	1,914
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2029	2,015	2,019
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2030	1,860	1,863
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2032	1,335	1,337
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2034	2,500	2,504
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2035	4,400	4,407
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/2028	1,695	1,775
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/2029	3,920	4,099
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2030	3,250	3,337
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2031	2,500	2,554
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2032	2,230	2,270
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2033	2,400	2,428
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2034	2,555	2,574
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2035	2,760	2,773
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/2028	720	758
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/2029	1,000	1,051
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/2030	1,215	1,272
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	825	826
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,000	1,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2041	1,000	881
	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2034	4,000	4,001
	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2035	5,200	5,202
[1,9]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2036	3,500	3,802
[1,9]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2037	2,225	2,386
[1,9]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2038	4,140	4,389
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.000%	1/1/2043	8,005	8,268
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.000%	1/1/2044	2,820	2,898
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2030	2,630	2,868
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2031	2,765	2,992
[2]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2033	1,520	1,537
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2027	1,430	1,470
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2028	3,010	3,160
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2029	3,160	3,325
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2031	3,495	3,654
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2033	3,865	3,999
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2034	4,060	4,193
[1,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2035	2,000	2,059
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2036	1,735	1,878
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2037	1,250	1,343
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2038	1,500	1,597
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2040	4,235	4,427
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2041	5,450	5,661
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2042	5,880	6,077
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2043	4,000	4,111
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	6,780	7,536
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	10,540	11,715
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	10,215	11,355
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	9,635	10,710
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2035	10,000	11,080
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2041	10,000	10,512
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2044	8,000	8,046
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2044	10,000	10,248
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2045	3,710	3,711
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2045	5,000	5,097
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2046	4,290	4,249
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	3,420	3,426
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	3,470	3,476
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	1,245	1,247
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2028	1,885	1,918
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2029	2,150	2,186
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	1,690	1,692
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2031	2,000	2,003
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	1,000	1,015
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	2,550	2,553
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2033	6,450	6,458
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2039	625	625
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2034	1,705	1,730
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2035	5,390	5,466
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2035	8,210	8,326
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2036	8,620	8,728
	Miami-Dade County FL (Building Better Communities Program) GO	4.000%	7/1/2042	1,820	1,698
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/2033	6,785	6,882
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2028	440	473
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	485	536
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2033	5,150	5,540
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2034	1,615	1,633
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2034	4,005	4,059
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2035	3,100	3,099
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2035	2,880	2,913
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2036	1,260	1,250
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2037	4,250	4,165
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2038	4,250	4,109
	Miami-Dade County FL GO	3.000%	7/1/2032	9,740	9,349
	Miami-Dade County FL GO	3.000%	7/1/2033	10,030	9,479
	Miami-Dade County FL GO	5.000%	7/1/2033	4,710	5,035
	Miami-Dade County FL GO	5.000%	7/1/2037	5,000	5,051
	Miami-Dade County FL GO	5.000%	7/1/2039	6,485	6,647
	Miami-Dade County FL GO	5.000%	7/1/2041	2,170	2,207
	Miami-Dade County FL GO	5.000%	7/1/2044	5,000	5,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	3,870	3,984
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2044	4,740	4,818
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2045	2,800	2,833
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2046	5,225	5,263
[1]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/2045	6,000	2,149
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2029	5,000	4,408
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2029	2,500	2,565
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2031	2,155	1,752
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2032	3,285	3,518
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2032	2,890	2,251
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2034	3,625	3,842
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2034	4,915	5,207
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2034	2,640	1,871
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2035	5,675	5,977
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2036	3,405	3,426
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2036	5,955	6,244
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2037	3,195	3,334
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2037	5,000	5,217
[2]	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2037	3,000	1,827
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2038	4,405	4,569
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2038	6,565	6,809
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2038	27,735	15,733
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2039	4,625	4,767
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2039	6,895	7,106
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2039	18,250	9,751
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2040	7,650	7,974
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2040	6,610	3,330
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2041	8,035	8,311
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2041	4,100	1,935
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2042	4,795	4,319
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2042	8,435	8,665
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2042	1,795	792
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2043	5,000	5,115
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2044	9,300	9,447
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2044	5,000	1,970
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2045	2,500	933
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2030	10,965	11,053
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2031	10,000	10,067
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	2,000	2,020
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	5,000	5,098
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2045	5,000	5,037
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2047	5,750	5,755
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2030	10,000	11,092
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2031	10,000	11,194
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2034	11,000	11,093
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2034	5,260	5,383
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2035	5,000	4,976
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2035	7,000	7,093
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2036	2,650	2,373
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2036	8,025	8,034
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2036	3,225	3,341
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	7,765	7,609
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2037	5,370	5,530
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2038	4,720	4,831
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2039	4,285	4,149
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	2,395	1,948
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2040	2,250	2,374
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2041	5,330	4,960
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2041	2,500	2,612
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2042	3,305	3,432
[1,2]	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2043	5,065	3,973
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2043	18,845	18,962
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2044	1,885	1,891
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2046	2,265	2,278
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	500	550
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2032	1,000	1,019
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	1,020	1,036
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2037	1,000	1,010
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/2040	1,677	1,574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2025	1,500	1,502
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2025	3,180	3,190
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/2028	8,065	8,108
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2030	3,400	3,400
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2040	3,450	3,177
	Miami-Dade County School Board GO	5.000%	3/15/2035	1,130	1,143
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2038	4,195	4,131
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2039	1,080	1,048
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2040	9,210	8,844
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2043	7,000	6,221
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/2025	1,250	1,253
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/2030	2,750	2,760
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/2035	11,265	11,304
	Mirada Community Development District Special Assessment Revenue	5.000%	5/1/2034	595	598
	Mirada Community Development District Special Assessment Revenue	5.625%	5/1/2044	1,170	1,115
	Monroe County FL Sales Tax Revenue	5.000%	4/1/2043	4,990	5,149
[4]	Normandy Community Development District Special Assessment Revenue	5.300%	5/1/2044	1,500	1,404
	North AR-1 Pasco Community Development District Special Assessment Revenue	5.750%	5/1/2044	805	790
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	5,000	5,124
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	5,000	5,146
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	5,000	5,130
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	4,535	4,637
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	3,955	4,019
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2032	1,870	2,065
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2034	2,040	2,070
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2036	2,210	2,177
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2038	2,385	2,298
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2039	2,485	2,366
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2040	2,580	2,423
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2041	2,685	2,492
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2029	1,000	1,075
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2033	5,350	5,740
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2035	5,900	6,281
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2036	6,195	6,563
[1]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/2037	2,000	1,962
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2037	4,000	4,181
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2038	6,830	7,080
[1]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/2039	1,375	1,330
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2039	7,165	7,370
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2043	31,450	31,664
[1]	Okaloosa County School Board COP	5.000%	10/1/2042	4,050	4,190
[1]	Okaloosa County School Board COP	5.000%	10/1/2043	4,035	4,132
[1]	Okaloosa Gas District Natural Gas Revenue	5.000%	10/1/2032	4,455	4,969
[1]	Okaloosa Gas District Natural Gas Revenue	5.000%	10/1/2033	2,825	3,166
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/2029	1,915	1,893
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/2027	2,165	2,276
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	7,930	8,147
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	460	486
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,055	3,121
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	480	509
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	1,500	1,530
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	755	801
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,650	1,826
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,585	1,679
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	2,000	2,220
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,665	1,762
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	5,185	5,268
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,750	1,840
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,000	1,082
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,000	1,064
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	1,025	1,094
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,500	1,565
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2040	2,055	2,061
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	1,400	1,451
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	990	1,017
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	2,500	2,587
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	2,625	2,668
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2045	4,875	4,906
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2046	3,135	3,142
[4,5]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.050%	8/1/2025	52,720	52,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	10,920	10,957
	Orange County School Board COP, Prere.	5.000%	8/1/2026	21,500	22,015
	Orlando FL Miscellaneous Revenue	5.000%	10/1/2037	3,000	3,062
	Orlando FL Miscellaneous Revenue	5.000%	10/1/2038	3,030	3,078
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2026	2,285	2,342
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2027	1,325	1,381
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2029	2,020	2,124
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2031	5,425	5,666
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2033	2,095	2,162
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2034	5,000	5,145
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2035	3,125	3,205
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2037	2,020	2,058
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2032	1,000	1,130
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2032	3,000	3,389
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2033	650	737
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2033	1,000	1,135
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2033	2,000	2,269
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2034	1,100	1,252
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2034	3,500	3,984
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2034	1,110	1,263
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2034	5,000	5,691
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2035	1,000	1,119
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2035	1,600	1,790
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2035	5,000	5,595
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2036	1,000	1,107
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2037	1,000	1,096
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2038	1,000	1,085
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	920	989
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2040	1,200	1,281
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2041	1,700	1,799
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2042	1,250	1,310
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2042	1,835	1,924
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2043	1,000	1,039
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2043	1,345	1,398
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2044	1,000	1,028
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	25,240	22,585
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2037	1,100	1,199
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2038	1,000	1,079
	Osceola County Expressway Authority Highway Revenue, ETM	5.550%	10/1/2029	1,000	1,109
	Osceola County Expressway Authority Highway Revenue, ETM	5.650%	10/1/2030	1,400	1,585
	Osceola County Expressway Authority Highway Revenue, ETM	5.750%	10/1/2031	1,625	1,871
	Osceola County Expressway Authority Highway Revenue, Prere.	5.800%	10/1/2031	2,060	2,378
	Osceola County Expressway Authority Highway Revenue, Prere.	5.900%	10/1/2031	3,000	3,480
	Osceola County FL Sales Tax Revenue	5.000%	10/1/2043	3,305	3,442
	Osceola County FL Sales Tax Revenue	5.000%	10/1/2044	3,290	3,403
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2028	1,000	889
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2029	1,410	1,202
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2029	500	529
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2030	1,500	1,219
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2030	600	631
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2031	1,990	1,535
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2031	1,765	1,844
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2032	2,400	1,753
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2032	900	937
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2033	3,670	2,525
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2033	950	984
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2034	1,300	1,340
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2035	1,300	1,333
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2036	2,535	1,486
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2036	1,300	1,326
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2037	2,850	1,578
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2037	1,440	1,461
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2038	3,250	1,683
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2038	1,705	1,721
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2039	1,200	1,206
	Palm Beach County Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	3,010	2,860
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/2033	6,000	6,091
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/2037	7,910	8,022
[4]	Palm Beach County FL College & University Revenue	5.500%	10/1/2045	4,000	4,010
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.000%	6/1/2044	11,465	10,853

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	600	646
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	1,350	1,350
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	600	640
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,035	1,095
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,000	1,052
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,100	1,151
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	1,510	1,571
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,740	1,645
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	1,260	1,304
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	1,125	1,128
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	1,295	1,334
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2037	1,150	1,206
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	2,365	2,419
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	1,515	1,574
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	1,750	1,780
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	1,470	1,274
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2044	2,385	1,721
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2032	260	280
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2035	800	833
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2037	770	790
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2038	435	443
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2039	400	404
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2040	400	402
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2041	420	419
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2042	560	551
	Palm Beach County School District COP	5.000%	8/1/2029	3,595	3,595
	Palm Beach County School District COP	5.000%	8/1/2031	10,660	10,660
	Palm Beach County School District COP	5.000%	8/1/2032	3,445	3,445
	Palm Beach County School District COP	5.000%	8/1/2032	12,010	12,010
	Palm Beach County School District COP	5.000%	8/1/2038	2,500	2,648
	Palm Beach County School District COP	5.000%	8/1/2039	2,070	2,174
	Palm Beach County School District COP	5.000%	8/1/2040	4,000	4,146
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2034	1,000	1,072
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2037	530	551
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2038	500	517
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2039	1,000	1,025
	Parrish Lakes Community Development District Special Assessment Revenue	5.500%	5/1/2044	925	886
[4]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	37,500	40,684
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2031	4,000	4,438
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2032	4,000	4,461
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2033	4,245	4,726
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2034	5,000	5,513
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2035	5,000	5,452
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2036	4,420	4,771
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2037	1,720	1,866
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2038	1,365	1,467
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2039	1,860	1,985
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2040	3,490	3,704
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2041	3,000	3,157
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2042	6,330	6,616
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2043	6,680	6,939
	Pasco County FL Sales Tax Revenue	5.000%	10/1/2042	2,220	2,321
	Pasco County FL Sales Tax Revenue	5.000%	10/1/2043	2,350	2,438
	Pasco County FL Sales Tax Revenue	5.000%	10/1/2044	2,275	2,353
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/2036	2,000	1,799
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/2037	3,190	2,816
	Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/2036	4,825	4,295
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	4.000%	6/1/2036	3,180	2,758
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/2039	1,380	1,323
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/2034	1,000	1,023
	Polk County FL Utility System Water Revenue	5.000%	10/1/2037	1,810	1,917
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/2029	2,115	2,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/2030	2,210	2,226
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/2039	1,990	2,137
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/2040	1,570	1,676
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/2041	1,830	1,941
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2045	4,025	4,071
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/2038	13,550	13,725
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2026	2,260	2,310
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2027	1,295	1,354
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2028	2,000	2,134
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2035	3,500	3,801
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2036	3,220	3,467
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2037	2,500	2,671
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2031	275	269
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2036	785	718
[4]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2041	425	353
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/2029	2,000	2,038
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.250%	11/15/2039	3,250	3,058
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/2033	11,090	11,132
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	4,345	4,431
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	5,010	5,230
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	3,500	3,646
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	4,000	4,161
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	9,025	9,062
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	13,865	14,167
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	5,000	5,075
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	9,000	7,885
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2029	670	652
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2030	400	385
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2031	620	590
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2036	3,165	2,785
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2041	4,755	3,823
[1]	St. Johns County School Board COP	5.000%	7/1/2040	1,525	1,585
[1]	St. Johns County School Board COP	5.000%	7/1/2042	5,860	6,005
[1]	St. Johns County School Board COP	5.000%	7/1/2043	3,860	3,934
[1]	St. Johns County School Board COP	5.000%	7/1/2044	2,710	2,749
	St. Lucie County FL Miscellaneous Revenue	4.125%	10/1/2042	2,225	2,130
	St. Lucie County FL Miscellaneous Revenue	4.250%	10/1/2043	2,315	2,226
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/2028	500	501
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/2029	500	501
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.125%	7/1/2034	1,135	1,136
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/2034	5,000	5,020
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/2025	1,800	1,809
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/2027	1,600	1,608
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/2028	1,550	1,557
	Tampa Bay Water Revenue	5.000%	10/1/2041	2,000	2,107
	Tampa Bay Water Revenue	5.000%	10/1/2042	7,110	7,421
	Tampa Bay Water Revenue	5.000%	10/1/2043	2,500	2,592
	Tampa Bay Water Revenue	5.000%	10/1/2043	3,500	3,629
	Tampa Bay Water Revenue	5.000%	10/1/2044	2,500	2,578
	Tampa Bay Water Revenue	5.000%	10/1/2044	3,000	3,094
[8]	Tampa Bay Water Revenue, ETM	6.000%	10/1/2029	10,010	11,179
	Tampa FL Appropriations Revenue	3.000%	10/1/2034	4,730	4,403
	Tampa FL Appropriations Revenue	3.000%	10/1/2035	2,870	2,632
	Tampa FL Appropriations Revenue	2.000%	10/1/2038	3,620	2,588
	Tampa FL Appropriations Revenue	2.000%	10/1/2039	4,815	3,327
	Tampa FL Appropriations Revenue	2.000%	10/1/2040	5,125	3,432
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2026	1,400	1,402
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2030	1,650	1,652
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2032	1,880	1,882
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2033	2,340	2,342
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2034	2,505	2,507
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2035	1,680	1,681
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2028	290	307
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2029	300	322
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	575	624
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2031	375	404
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2032	300	320
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2033	275	291
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2034	375	395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2036	1,075	1,118
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/2037	400	347
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2037	3,125	3,135
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/2039	1,000	925
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2040	1,200	1,222
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/2045	5,220	4,452
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2033	400	288
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2034	2,440	1,664
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2035	2,320	1,499
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2037	3,000	1,710
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2039	2,400	1,203
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2040	1,250	587
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2028	2,500	2,560
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2029	2,500	2,558
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2030	3,705	3,785
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2032	605	617
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2033	625	634
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2034	650	657
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2035	680	684
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2036	705	707
[2]	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2042	5,390	4,916
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/2033	1,730	1,736
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/2034	1,285	1,287
	Two Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2044	1,000	977
	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	4.000%	7/1/2033	6,720	6,907
	USF Financing Corp. COP	5.000%	7/1/2030	5,420	5,429
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.375%	5/1/2045	900	854
[4]	Venice FL Health, Hospital, Nursing Home Revenue	4.625%	1/1/2030	750	752
[4]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.250%	1/1/2030	450	451
[4]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.500%	1/1/2030	400	401
	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	5.000%	1/1/2037	1,000	978
	Village Community Development District No. 13 Special Assessment Revenue	2.550%	5/1/2031	1,500	1,387
	Village Community Development District No. 13 Special Assessment Revenue	2.850%	5/1/2036	1,000	843
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.000%	5/1/2034	1,000	979
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.850%	5/1/2038	1,000	1,005
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.200%	5/1/2039	2,520	2,342
[4]	Village Community Development District No. 15 Special Assessment Revenue	5.000%	5/1/2043	2,420	2,337
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.550%	5/1/2044	1,560	1,440
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2027	1,000	1,051
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2028	1,500	1,570
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2036	3,500	3,824
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2037	4,175	4,511
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2042	4,930	4,967
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2035	400	401
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2036	510	508
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2037	725	712
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2038	750	729
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2039	1,000	949
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2032	1,185	1,277
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2032	500	533
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2033	1,485	1,600
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2033	1,000	1,064
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2034	1,560	1,673
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2034	1,000	1,058
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2035	1,855	1,952
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2036	1,720	1,805
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2036	500	520
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2037	1,805	1,877
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2038	1,415	1,459
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2039	1,340	1,367
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2040	1,340	1,375
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2041	850	864
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2042	1,000	1,011
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2043	2,300	2,314

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2044	2,375	2,378
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	5.750%	5/1/2044	1,190	1,162
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2036	1,000	1,061
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2038	2,000	2,089
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2040	2,250	2,323
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2041	1,855	1,902
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2041	1,000	1,025
					3,250,946
Georgia (3.5%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2036	9,230	9,764
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2037	9,740	10,226
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2039	9,335	9,676
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2027	1,000	1,002
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2028	1,365	1,368
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2030	1,280	1,283
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2038	3,180	3,286
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2040	11,000	11,246
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2040	4,400	4,619
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	1,995	2,132
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	1,045	1,139
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/2038	2,680	2,632
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/2039	1,500	1,453
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2039	5,880	6,220
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2040	3,175	3,333
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2041	6,485	6,758
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2041	1,795	1,886
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2042	2,415	2,517
	Atlanta GA GO	5.000%	12/1/2039	7,840	8,336
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/2025	6,565	6,620
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/2026	15,280	15,900
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2033	5,000	5,662
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2034	4,000	4,536
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	6,180	6,527
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	4,000	4,224
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	3,260	3,443
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	4,010	4,235
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	14,010	14,796
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	1,000	1,056
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2035	3,065	3,166
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2036	1,020	1,053
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,500	2,648
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,650	1,738
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,850	2,989
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,535	2,643
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,990	3,095
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,335	1,373
	Brookhaven Urban Redevelopment Agency Intergovernmental Agreement Revenue	4.000%	7/1/2043	1,710	1,603
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2029	880	914
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2030	1,080	1,118
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2032	1,435	1,474
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2033	1,595	1,633
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2036	1,000	997
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2037	1,290	1,267
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2038	1,355	1,309
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project)	2.200%	10/1/2032	2,100	1,790
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/2026	3,855	3,870
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	2,215	2,218
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	2,280	2,282
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/2028	1,335	1,349
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	6,000	5,998

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	9,465	9,581
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	4,520	4,574
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/2033	450	456
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/2035	1,245	1,245
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/2037	775	755
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/2038	680	579
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/2039	925	776
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/2040	1,000	830
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2039	3,450	3,705
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2041	1,400	1,469
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2042	1,000	1,039
	Cherokee County Board of Education GO	5.000%	8/1/2033	1,780	1,811
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,285	3,343
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,250	3,302
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2030	430	471
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2032	410	446
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2034	470	505
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2035	300	320
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2036	650	639
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2037	715	697
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2038	635	613
[4]	Cobb County Development Authority Private Schools Revenue (Mt. Bethel Christian Academy Project)	5.000%	6/1/2035	1,155	1,153
[4]	Cobb County Development Authority Private Schools Revenue (Mt. Bethel Christian Academy Project)	6.000%	6/1/2045	2,180	2,168
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2032	475	477
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2032	795	799
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2033	725	724
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2033	425	425
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2034	500	495
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	600	588
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	750	726
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2037	800	701
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	790	734
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	500	464
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	1,150	1,182
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	1,150	1,182
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	400	361
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2045	1,500	1,098
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2026	700	710
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2028	1,000	1,036
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2029	1,640	1,696
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2030	1,230	1,269
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2032	2,250	2,307
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2033	2,620	2,679
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2034	3,350	3,417
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2035	2,500	2,543
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2036	4,300	4,364
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2037	4,500	4,557
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2041	3,710	3,815
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2042	2,320	2,365
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2043	3,885	3,933
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2041	2,570	2,740
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2044	1,750	1,825
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2035	1,130	1,180
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2037	8,160	8,434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2038	9,100	9,341
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2039	9,565	9,762
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2029	1,280	1,325
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2030	1,020	1,055
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/2032	1,000	1,005
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2034	1,100	1,130
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2036	1,160	1,185
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2029	1,210	1,293
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2030	1,265	1,362
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2031	1,065	1,142
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2032	1,020	1,083
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2034	1,450	1,456
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2035	1,490	1,487
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2036	1,000	988
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/2033	1,800	1,836
	Dalton GA GO	5.000%	2/1/2042	9,000	9,100
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2039	1,000	1,054
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2040	1,000	1,046
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2041	1,170	1,212
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2042	630	647
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2035	1,145	1,256
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2038	1,060	1,135
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.125%	12/1/2034	5,775	5,607
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	5.000%	12/1/2034	3,000	3,137
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	7,680	7,518
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Kensington Station Project)	4.000%	12/1/2033	12,700	12,677
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	15,610	15,335
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,059
	Douglasville-Douglas County Water & Sewer Authority Water Revenue	2.000%	6/1/2033	2,305	1,973
	Fayette County Development Authority Recreational Revenue	5.000%	10/1/2039	1,000	1,037
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2030	400	431
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2033	1,000	1,084
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2034	1,500	1,624
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2035	1,650	1,771
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2036	1,800	1,915
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2037	2,000	2,110
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2038	2,100	2,195
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2040	1,600	1,641
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2041	1,500	1,524
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2042	1,100	1,110
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2043	1,305	1,310
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2044	1,110	1,107
	Forsyth County School District GO	5.000%	2/1/2027	1,000	1,038
	Forsyth County School District GO	5.000%	2/1/2034	2,535	2,640
	Forsyth County School District GO	5.000%	2/1/2037	2,250	2,319
[12]	Freddie Mac Pool	3.400%	3/1/2038	9,861	9,260
[12]	Freddie Mac Pool	3.700%	9/1/2038	6,645	6,199
	Fulton County Development Authority College & University Revenue	5.000%	6/15/2034	1,160	1,222
	Fulton County Development Authority College & University Revenue	5.000%	6/15/2036	1,015	1,055
	Fulton County Development Authority College & University Revenue	5.000%	6/15/2038	1,165	1,199
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,010	3,063
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,640	2,679
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,600	1,678
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,825	1,903
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,750	1,800
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2036	8,810	9,157
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2037	2,200	2,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2038	3,500	3,343
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2039	4,255	4,001
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2026	600	609
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2028	560	580
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2029	500	517
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2030	870	898
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2031	900	925
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2035	4,700	4,781
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2037	2,820	2,856
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	1,680	1,681
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	7,500	7,564
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2029	3,865	3,882
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2029	1,870	1,878
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2030	1,945	1,948
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2031	2,030	2,020
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/2037	8,665	8,690
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2041	13,735	11,699
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	2,640	2,581
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2038	5,355	5,154
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	2,580	2,343
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/2030	8,695	9,564
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2034	21,755	23,168
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2035	12,095	12,807
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/2036	7,715	7,642
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/2037	1,500	1,467
	Gainesville School District GO	4.000%	11/1/2035	1,000	1,003
	Gainesville School District GO	4.000%	11/1/2036	1,000	998
	Georgia GO	5.000%	7/1/2029	10,730	11,764
	Georgia GO	5.000%	1/1/2031	11,165	12,506
	Georgia GO	4.000%	2/1/2031	2,765	2,765
	Georgia GO	5.000%	7/1/2031	10,955	11,617
	Georgia GO	5.000%	1/1/2032	14,420	16,285
	Georgia GO	4.000%	2/1/2032	4,000	4,009
	Georgia GO	3.000%	2/1/2034	22,500	21,430
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2029	14,000	14,778
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2029	1,140	1,219
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2030	1,225	1,307
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2031	1,385	1,471
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2032	1,450	1,533
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2033	1,200	1,263
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2034	2,295	2,405
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2035	925	965
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2036	1,145	1,189
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2037	1,115	1,150
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2038	1,150	1,181
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2033	2,000	2,027
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2035	2,305	2,304
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2036	1,000	987
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2037	1,500	1,462
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/2038	710	577
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/2039	730	573
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/2040	500	379
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2029	500	523
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2031	890	925
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2031	1,655	1,742
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2032	750	776
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2032	600	629
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2033	800	825

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2033	500	522
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	9,000	9,360
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	2,560	2,664
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2035	2,225	2,279
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2035	725	752
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2035	340	370
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2036	1,300	1,327
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2036	2,055	2,122
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2036	660	709
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2036	650	698
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2037	1,350	1,374
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2037	2,420	2,485
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2037	545	581
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2038	1,455	1,476
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2038	2,355	2,410
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2038	1,480	1,549
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2038	750	792
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2038	500	528
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2039	2,100	2,135
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2039	1,620	1,683
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2039	620	648
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2040	1,200	1,237
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2040	1,000	1,036
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2040	700	725
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2041	1,055	1,085
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2041	1,170	1,203
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2042	1,360	1,382
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2042	1,000	1,020
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2042	1,275	1,301
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2043	1,010	1,025
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2043	1,000	1,015
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2026	6,640	6,702
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2029	90	92
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2035	1,250	1,334
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2036	3,330	3,528
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2039	1,560	1,483
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2040	1,250	1,170
[2,4]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	2.970%	8/1/2025	7,800	7,800
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2039	2,625	2,560
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2040	7,840	7,530
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	7,365	7,715
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2028	710	742
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	565	589
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/2043	10,000	9,371
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	4,365	4,368
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	12,110	12,114
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2035	1,800	1,688
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2036	1,325	1,223
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	750	681
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	2,050	1,826
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2026	500	507
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2030	500	516
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2032	1,000	1,025
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2034	1,250	1,275
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2036	2,300	2,334
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2037	2,100	2,127
	Gwinnett County School District GO	5.000%	8/1/2027	15,615	16,414
	Gwinnett County School District GO	5.000%	2/1/2039	15,000	15,562
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/2030	5,375	5,381
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/2034	10,000	10,004
	Jackson County GA School District GO	5.000%	3/1/2036	3,000	3,350
	Jackson County GA School District GO	5.000%	3/1/2037	4,870	5,377
	Jackson County GA School District GO	5.000%	3/1/2038	5,000	5,460
	Jackson County GA School District GO	5.000%	3/1/2039	5,000	5,405
	Jackson County GA School District GO	5.000%	3/1/2040	2,400	2,561
	Jackson County GA School District GO	5.000%	3/1/2041	1,500	1,585
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2026	630	639
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2028	835	865
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/2042	1,275	1,207
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2029	4,000	4,204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2032	850	904
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2033	1,050	1,080
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2035	2,770	2,905
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2036	7,055	7,341
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2037	2,335	2,407
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2038	4,615	4,701
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	19,500	19,706
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	122,875	123,562
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	96,625	100,807
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	57,085	57,153
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	146,450	154,570
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	37,670	39,616
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	138,205	146,071
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	70,725	74,643
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	8,840	9,375
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	111,445	117,725
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	83,485	88,506
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	218,610	229,742
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	83,560	88,526
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	100,190	106,583
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	115,345	121,085
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2037	3,730	3,309
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2037	8,000	7,096
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2038	4,335	3,746
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2039	2,000	1,687
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2039	2,055	1,733
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2039	1,000	1,075
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2040	3,000	2,466
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2041	4,000	3,201
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2042	1,000	779
[8]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, ETM	5.250%	7/1/2026	4,810	4,933
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	5,310	5,429
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2029	450	488
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2030	700	766
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2032	700	762
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2033	850	919
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2034	1,000	1,074
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2035	2,100	2,240
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/2036	1,000	989
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/2037	2,300	2,243
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	2,075	2,083
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	2,810	2,821
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,230	1,235
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,230	1,235
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	5,135	5,198
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	1,750	1,571
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2043	1,565	1,582
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/2031	475	511
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/2032	400	429
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	1,675	1,791
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	10,755	12,042
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/2033	550	586
[4]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	50,000	55,763
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	11,465	12,847
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2034	400	402
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2035	500	501
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2036	12,410	13,712
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2037	11,555	12,627

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2038	115	110
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2039	11,480	11,779
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2039	10,000	10,903
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2040	8,545	9,238
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2041	20,710	22,166
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2042	6,820	7,229
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2043	10,000	10,525
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2044	6,560	6,864
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2045	5,310	5,530
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2029	350	377
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2030	125	136
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2031	100	109
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2032	150	162
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2038	1,400	1,363
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2039	1,300	1,235
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2041	1,650	1,516
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2035	2,125	2,114
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2038	2,395	2,288
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2028	3,250	3,472
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2029	4,290	4,669
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2030	3,000	3,298
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2031	7,000	7,723
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	2,300	2,381
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	2,300	2,353
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/2032	1,055	1,130
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/2035	1,265	1,329
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	4.000%	10/1/2038	675	650
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	830	871
					2,709,481
Guam (0.3%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2030	100	107
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2031	100	107
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2032	100	107
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2033	100	107
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2034	100	107
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2035	150	160
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2037	100	105
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2038	125	131
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2039	125	130
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2040	100	103
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2041	150	153
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2042	100	101
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	100	100
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2026	750	763
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2027	600	622
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2028	1,000	1,028
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	2,065	2,121
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	1,000	1,070
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2030	1,250	1,352
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,000	1,092
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,330	1,452
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	1,325	1,449
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	3,000	3,280
[9]	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	185	202
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	2,000	2,181
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	3,100	3,380
[9]	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	365	398
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	1,475	1,606
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	1,800	1,959
[9]	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	390	425
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2035	1,600	1,707
[9]	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2035	305	330
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	2,450	2,604
[9]	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	180	192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	2,350	2,463
[9]	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	625	658
[9]	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	665	692
[9]	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2039	680	715
[9]	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2040	770	802
[9]	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	585	606
[9]	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2042	595	611
[9]	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	745	775
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2044	1,000	993
[9]	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2044	600	620
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2045	1,250	1,237
[9]	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2045	795	821
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2028	500	524
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2029	500	529
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2030	375	398
	Guam Income Tax Revenue	5.000%	12/1/2031	4,000	4,061
	Guam Income Tax Revenue	5.000%	12/1/2034	750	758
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2025	11,035	11,086
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2026	5,940	5,959
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	625	661
[9]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	850	910
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/2030	10,100	10,124
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	1,375	1,461
[9]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	875	942
[9]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2032	1,615	1,743
[9]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2033	2,485	2,673
[9]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2034	3,400	3,661
[9]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2035	2,485	2,662
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	3,650	3,508
[9]	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2036	2,085	2,207
[9]	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2037	1,585	1,687
[9]	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	2,365	2,496
[9]	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2039	1,000	1,046
[9]	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2040	1,000	1,039
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	5,500	4,852
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	1,225	1,252
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	2,080	2,129
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	1,230	1,281
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	3,795	3,960
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	5,165	5,329
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	3,615	3,836
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	5,425	5,590
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	4,440	4,771
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	500	537
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	5,695	5,853
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	7,520	8,132
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	9,775	10,636
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	1,000	1,088
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	5,380	5,497
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	3,570	3,893
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	4,250	4,606
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	1,675	1,828
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	1,825	1,856
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	3,945	4,263
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	750	819
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2035	2,690	2,728
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2035	1,350	1,446
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	3,815	3,861
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	500	536
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	5,000	5,044
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	110	117
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2039	365	380
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2042	985	991
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	1,685	1,685
					200,655
Hawaii (0.5%)
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2035	16,565	16,684
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2036	27,670	27,685
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2037	4,505	4,465

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2038	25,000	24,553
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2039	15,000	14,465
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2041	1,690	1,793
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2041	3,300	3,501
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2042	1,890	1,984
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2042	3,500	3,675
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2043	2,000	2,080
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2043	3,000	3,120
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2044	3,500	3,619
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2044	3,250	3,361
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2045	3,500	3,600
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2045	3,250	3,343
Hawaii County HI GO	5.000%	9/1/2041	790	841
Hawaii County HI GO	5.000%	9/1/2042	1,000	1,055
Hawaii County HI GO	5.000%	9/1/2043	1,500	1,567
Hawaii County HI GO	5.000%	9/1/2044	1,150	1,193
Hawaii County HI GO	5.250%	9/1/2045	1,000	1,052
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	5,695	6,138
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	4,325	4,616
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	6,320	6,678
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	7,500	7,846
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,315	3,435
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,240	2,301
Hawaii GO	4.000%	4/1/2030	2,190	2,207
Hawaii GO	4.000%	5/1/2030	13,815	14,069
Hawaii GO	4.000%	10/1/2030	1,885	1,902
Hawaii GO	4.000%	4/1/2031	1,410	1,419
Hawaii GO	4.000%	10/1/2031	5,000	5,037
Hawaii GO	4.000%	10/1/2032	2,000	2,011
Hawaii GO	5.000%	1/1/2033	10,750	11,191
Hawaii GO	5.000%	1/1/2034	8,745	9,071
Hawaii GO	5.000%	1/1/2036	22,430	23,097
Hawaii GO	5.000%	1/1/2036	13,000	13,545
Hawaii GO	5.000%	1/1/2038	2,480	2,556
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/2036	1,000	1,002
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/2038	1,305	1,259
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2026	4,990	5,061
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	1,750	1,817
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	9,195	9,974
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/2037	640	561
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/2038	1,945	1,659
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/2041	2,130	1,695
Honolulu HI City & County GO	4.000%	7/1/2034	1,405	1,433
Honolulu HI City & County GO	5.000%	9/1/2034	8,035	8,308
Honolulu HI City & County GO	3.000%	7/1/2037	1,995	1,745
Honolulu HI City & County GO	3.000%	7/1/2037	2,030	1,774
Honolulu HI City & County GO	4.000%	7/1/2039	2,560	2,464
Honolulu HI City & County GO	5.000%	7/1/2039	1,000	1,061
Honolulu HI City & County GO	4.000%	9/1/2039	1,820	1,737
Honolulu HI City & County GO	4.000%	7/1/2040	1,000	939
Honolulu HI City & County GO	5.000%	7/1/2040	605	636
Honolulu HI City & County GO	5.000%	9/1/2040	4,830	4,910
Honolulu HI City & County GO	5.000%	7/1/2041	1,000	1,042
Honolulu HI City & County GO	5.000%	7/1/2041	890	936
Honolulu HI City & County GO	5.000%	7/1/2042	1,000	1,035
Honolulu HI City & County GO	5.000%	7/1/2042	650	677
Honolulu HI City & County GO	5.000%	7/1/2043	1,000	1,029
Honolulu HI City & County GO	5.000%	7/1/2045	1,000	1,025
Honolulu HI City & County GO	5.000%	7/1/2048	1,870	1,900
Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	4,170	4,237
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2032	6,775	7,606
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2033	7,605	8,574
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2034	3,575	4,041
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2035	8,020	8,091
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2035	8,250	9,324
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2036	3,000	3,093
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2036	5,275	5,896
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	3,315	3,665
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2038	14,000	15,302
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2040	2,000	2,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2043	4,920	5,101
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2044	1,425	1,473
	Kauai County Community Facilities District Special Tax Revenue (Kukui'ula Development Project)	4.375%	5/15/2042	4,000	3,484
	Maui County HI GO	2.000%	3/1/2039	2,365	1,662
	Maui County HI GO	2.000%	3/1/2040	2,425	1,635
	Maui County HI GO	2.000%	3/1/2041	1,485	966
	University of Hawaii College & University Revenue	3.000%	10/1/2034	3,535	3,290
	University of Hawaii College & University Revenue	4.000%	10/1/2035	1,845	1,865
	University of Hawaii College & University Revenue	3.000%	10/1/2036	2,845	2,573
					390,421
Idaho (0.2%)
	Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	5.000%	9/1/2039	1,265	1,321
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2039	750	795
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2040	2,550	2,687
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2042	2,175	2,253
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2043	1,000	1,030
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2028	4,060	4,279
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2029	4,810	5,084
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2030	4,525	4,765
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2041	4,200	4,307
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2043	2,955	2,971
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2044	7,505	7,498
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2032	14,180	15,309
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2035	23,555	25,288
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/2034	4,425	4,426
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2036	1,000	1,001
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2037	1,250	1,234
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/2027	5,655	5,922
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2040	3,420	3,679
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2041	2,900	3,088
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2042	2,920	3,072
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2043	2,380	2,482
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2044	3,040	3,142
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2045	3,250	3,338
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	5.500%	1/1/2053	15,840	16,979
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/2054	11,725	12,901
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.250%	1/1/2056	5,655	6,331
[4]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue TOB VRDO	2.320%	8/7/2025	9,140	9,140
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2030	2,210	2,454
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2031	14,000	15,690
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2033	8,710	9,895
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2034	6,000	6,840
[2]	University of Idaho College & University Revenue	5.000%	4/1/2034	1,735	1,849
[2]	University of Idaho College & University Revenue	5.000%	4/1/2036	1,915	2,015
[2]	University of Idaho College & University Revenue	5.000%	4/1/2038	1,000	1,040
[2]	University of Idaho College & University Revenue	4.000%	4/1/2040	1,150	1,087
					195,192
Illinois (6.2%)
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/2026	1,070	1,078
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/2028	1,085	1,105
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/2029	2,734	2,777
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/2031	1,640	1,655
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/2033	2,100	2,173
	Champaign IL GO	5.000%	12/15/2039	1,530	1,620
	Champaign IL GO	5.000%	12/15/2040	1,090	1,145
	Champaign IL GO	4.000%	12/15/2042	1,565	1,455
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2033	1,700	1,863
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2034	2,000	2,172
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2035	5,805	6,252
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2035	825	846
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2036	4,105	4,382
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/2036	9,500	9,779
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2037	7,355	7,783
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2038	3,250	3,356
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2039	2,750	2,860
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2040	4,100	4,230
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2041	4,025	4,057

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2042	5,270	5,436
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2043	4,690	4,807
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2033	1,700	1,746
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2034	1,535	1,571
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2035	1,615	1,647
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2037	1,535	1,557
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2038	1,700	1,718
	Chicago Board of Education GO	0.000%	12/1/2025	1,300	1,284
	Chicago Board of Education GO	5.000%	12/1/2025	11,000	11,047
[8]	Chicago Board of Education GO	0.000%	12/1/2026	5,990	5,712
[1]	Chicago Board of Education GO	5.000%	12/1/2026	3,560	3,643
	Chicago Board of Education GO	5.000%	12/1/2026	12,265	12,453
	Chicago Board of Education GO	5.000%	12/1/2026	5,000	5,077
	Chicago Board of Education GO	7.000%	12/1/2026	19,600	19,790
	Chicago Board of Education GO	0.000%	12/1/2027	1,290	1,182
	Chicago Board of Education GO	4.000%	12/1/2027	7,175	7,213
[1]	Chicago Board of Education GO	5.000%	12/1/2027	2,750	2,852
	Chicago Board of Education GO	5.000%	12/1/2027	1,000	1,028
	Chicago Board of Education GO	5.000%	12/1/2027	1,625	1,670
[8]	Chicago Board of Education GO	0.000%	12/1/2028	10,685	9,438
[8]	Chicago Board of Education GO	0.000%	12/1/2028	4,530	4,002
[1]	Chicago Board of Education GO	5.000%	12/1/2028	3,000	3,154
	Chicago Board of Education GO	5.000%	12/1/2028	11,100	11,527
	Chicago Board of Education GO	5.000%	12/1/2028	4,000	4,154
[8]	Chicago Board of Education GO	0.000%	12/1/2029	465	394
[8]	Chicago Board of Education GO	0.000%	12/1/2029	410	347
[1,7]	Chicago Board of Education GO	0.000%	12/1/2029	1,165	997
[1]	Chicago Board of Education GO	5.000%	12/1/2029	2,500	2,613
	Chicago Board of Education GO	5.000%	12/1/2029	9,625	10,032
	Chicago Board of Education GO	5.000%	12/1/2029	2,200	2,293
[8]	Chicago Board of Education GO	0.000%	12/1/2030	1,610	1,299
[8]	Chicago Board of Education GO	0.000%	12/1/2030	20,775	16,763
[7,8]	Chicago Board of Education GO	0.000%	12/1/2030	12,780	10,312
	Chicago Board of Education GO	5.000%	12/1/2030	1,180	1,208
[1]	Chicago Board of Education GO	5.000%	12/1/2030	1,500	1,560
	Chicago Board of Education GO	5.000%	12/1/2030	6,750	7,035
	Chicago Board of Education GO	5.000%	12/1/2030	5,535	5,631
[13]	Chicago Board of Education GO	5.500%	12/1/2030	115	123
[8]	Chicago Board of Education GO	0.000%	12/1/2031	23,570	18,100
[7,8]	Chicago Board of Education GO	0.000%	12/1/2031	10,000	7,824
	Chicago Board of Education GO	5.000%	12/1/2031	600	611
	Chicago Board of Education GO	5.000%	12/1/2031	1,750	1,810
	Chicago Board of Education GO	5.500%	12/1/2031	16,265	17,373
	Chicago Board of Education GO	5.000%	12/1/2032	1,610	1,630
	Chicago Board of Education GO	5.000%	12/1/2032	10,100	10,382
	Chicago Board of Education GO	5.000%	12/1/2033	2,155	2,201
	Chicago Board of Education GO	5.000%	12/1/2034	700	700
	Chicago Board of Education GO	5.000%	12/1/2034	2,000	1,995
	Chicago Board of Education GO	5.000%	12/1/2034	12,835	12,998
	Chicago Board of Education GO	5.000%	12/1/2034	1,360	1,356
	Chicago Board of Education GO	5.000%	12/1/2035	2,750	2,723
	Chicago Board of Education GO	5.000%	12/1/2035	1,000	1,004
	Chicago Board of Education GO	5.250%	12/1/2035	7,170	7,170
	Chicago Board of Education GO	5.250%	12/1/2035	5,500	5,679
	Chicago Board of Education GO	5.000%	12/1/2036	5,210	5,052
	Chicago Board of Education GO	5.000%	12/1/2036	1,000	996
	Chicago Board of Education GO	5.000%	12/1/2036	1,400	1,394
	Chicago Board of Education GO	5.250%	12/1/2036	4,500	4,603
	Chicago Board of Education GO	4.000%	12/1/2037	27,630	25,429
	Chicago Board of Education GO	5.500%	12/1/2037	11,650	12,042
	Chicago Board of Education GO	4.000%	12/1/2038	20,000	18,024
	Chicago Board of Education GO	5.000%	12/1/2038	3,000	2,896
	Chicago Board of Education GO	5.500%	12/1/2038	13,985	14,324
	Chicago Board of Education GO	4.000%	12/1/2040	13,425	11,722
	Chicago Board of Education GO	4.000%	12/1/2041	9,425	8,074
	Chicago Board of Education GO	5.000%	12/1/2041	1,100	1,016
	Chicago Board of Education GO	4.000%	12/1/2042	17,250	14,438
[4]	Chicago Board of Education GO	7.000%	12/1/2042	5,600	5,789
	Chicago Board of Education GO	4.000%	12/1/2043	2,000	1,643
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2027	3,765	3,877

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2028	2,000	2,101
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	1,250	1,301
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2031	1,250	1,300
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2033	1,885	1,943
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2034	4,205	4,327
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2036	6,140	6,274
	Chicago IL GO	5.000%	1/1/2026	5,000	5,040
	Chicago IL GO	5.000%	1/1/2027	3,605	3,627
	Chicago IL GO	5.000%	1/1/2027	6,555	6,690
	Chicago IL GO	5.000%	1/1/2028	8,000	8,263
	Chicago IL GO	5.000%	1/1/2028	5,125	5,294
	Chicago IL GO	5.000%	1/1/2029	3,000	3,132
	Chicago IL GO	5.000%	1/1/2029	26,350	27,509
	Chicago IL GO	5.000%	1/1/2030	9,540	10,029
[8]	Chicago IL GO	0.000%	1/1/2031	875	717
	Chicago IL GO	5.000%	1/1/2031	1,300	1,357
	Chicago IL GO	5.000%	1/1/2031	9,120	9,622
	Chicago IL GO	4.000%	1/1/2032	6,990	7,023
	Chicago IL GO	5.000%	1/1/2032	800	830
	Chicago IL GO	5.000%	1/1/2032	3,680	3,882
	Chicago IL GO	4.000%	1/1/2033	1,525	1,511
	Chicago IL GO	5.000%	1/1/2033	1,500	1,558
	Chicago IL GO	5.000%	1/1/2033	1,000	1,045
	Chicago IL GO	5.000%	1/1/2033	37,210	39,189
	Chicago IL GO	5.000%	1/1/2034	5,290	5,487
	Chicago IL GO	5.000%	1/1/2034	20,585	21,594
	Chicago IL GO	4.000%	1/1/2035	1,060	1,013
	Chicago IL GO	4.000%	1/1/2035	16,790	16,215
	Chicago IL GO	4.000%	1/1/2035	1,285	1,228
	Chicago IL GO	5.000%	1/1/2035	2,315	2,384
	Chicago IL GO	5.000%	1/1/2035	6,000	6,261
	Chicago IL GO	5.500%	1/1/2035	7,000	7,242
	Chicago IL GO	4.000%	1/1/2036	2,570	2,411
	Chicago IL GO	4.000%	1/1/2037	1,461	1,344
	Chicago IL GO	4.000%	1/1/2038	6,228	5,621
	Chicago IL GO	5.250%	1/1/2038	1,250	1,275
	Chicago IL GO	5.250%	1/1/2038	8,110	8,268
[8]	Chicago IL GO	0.000%	1/1/2039	25,420	13,116
	Chicago IL GO	5.500%	1/1/2039	13,500	13,905
	Chicago IL GO	5.500%	1/1/2039	7,190	7,409
	Chicago IL GO	5.000%	1/1/2040	1,500	1,480
	Chicago IL GO	5.500%	1/1/2040	1,000	1,020
	Chicago IL GO	5.500%	1/1/2040	800	829
	Chicago IL GO	5.000%	1/1/2041	6,375	6,260
	Chicago IL GO	5.000%	1/1/2041	3,080	3,025
	Chicago IL GO	5.500%	1/1/2041	5,350	5,488
	Chicago IL GO	5.500%	1/1/2041	10,000	10,258
	Chicago IL GO	6.000%	1/1/2042	2,000	2,108
	Chicago IL GO	6.000%	1/1/2042	1,475	1,555
	Chicago IL GO	5.000%	1/1/2043	34,580	32,911
	Chicago IL GO	5.500%	1/1/2043	500	501
	Chicago IL GO	4.000%	1/1/2044	1,333	1,071
	Chicago IL GO	5.000%	1/1/2044	1,000	937
	Chicago IL GO	5.000%	1/1/2044	42,590	40,336
	Chicago IL GO	6.000%	1/1/2044	1,670	1,738
	Chicago IL GO	5.000%	1/1/2045	18,830	17,687
	Chicago IL GO	6.000%	1/1/2045	1,195	1,239
	Chicago IL GO	6.000%	1/1/2045	1,760	1,825
[2]	Chicago IL GO	6.000%	1/1/2046	9,000	9,529
	Chicago IL GO, ETM	5.000%	1/1/2026	13,335	13,462
	Chicago IL GO, ETM	5.000%	1/1/2027	2,445	2,528
	Chicago IL GO, ETM	5.000%	1/1/2028	875	925
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2026	3,100	3,127
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2027	2,545	2,624
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	3,330	3,423
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	9,030	9,282
[8]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/2030	16,430	17,229
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2035	3,350	3,607
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2038	1,000	1,068
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2039	2,000	2,119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2041	1,000	1,039
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2042	2,545	2,622
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2043	2,500	2,556
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2044	2,000	2,029
[1,4]	Chicago IL Water Revenue TOB VRDO	3.020%	8/1/2025	2,000	2,000
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	7,050	7,369
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	2,040	2,224
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	5,000	5,537
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,765	1,939
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	5,155	5,663
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	3,170	3,498
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2033	1,000	1,089
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2033	10,000	11,049
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2036	1,000	1,059
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	10,000	10,555
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2038	1,500	1,514
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2039	1,500	1,552
[1]	Chicago IL Waterworks Water Revenue	4.000%	11/1/2040	8,930	8,226
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2040	11,250	11,615
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2041	5,720	5,824
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2042	9,000	9,096
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2043	9,000	8,974
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2044	9,000	8,807
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	32,400	33,501
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	1,215	1,252
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	2,365	2,438
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	1,035	1,066
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	2,010	2,071
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,545	1,590
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2030	3,085	3,186
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	745	765
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	2,060	2,114
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	9,850	10,902
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2031	3,630	3,738
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	3,500	3,524
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	4,750	4,783
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	10,890	12,109
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	10,605	10,824
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	4,750	4,779
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	9,370	10,461
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	10,165	10,355
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	19,560	19,662
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	23,500	25,046
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	6,200	6,608
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	8,390	9,383
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	35,915	35,864
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	5,000	4,993
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	15,500	15,761
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	12,250	12,306
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	15,430	15,500
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	6,200	6,562
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	5,780	5,737
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	3,000	3,116
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	8,750	8,784
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	1,300	1,398
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	1,000	1,075
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	14,500	14,205
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	10,000	9,904
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	12,790	12,667
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	5,225	5,291
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	3,035	3,139
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	1,040	1,043
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	10,885	10,917
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	1,330	1,414
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	3,000	3,088
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	5,000	5,307
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	2,285	2,401
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	2,750	2,945
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	7,000	7,379
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	2,100	2,228

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2039	1,195	1,260
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2040	1,850	1,938
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	2,500	2,596
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2041	1,955	2,022
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2042	5,000	4,458
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2042	3,725	3,835
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	1,470	1,509
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2043	15,630	13,721
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2043	3,590	3,673
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2043	1,660	1,694
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2044	1,190	1,025
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2044	4,250	4,405
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	21,000	21,031
	Chicago Park District GO	5.000%	1/1/2026	515	520
	Chicago Park District GO	5.000%	1/1/2027	1,000	1,009
	Chicago Park District GO	5.000%	1/1/2027	2,085	2,151
	Chicago Park District GO	5.000%	1/1/2027	1,000	1,032
	Chicago Park District GO	5.000%	1/1/2028	1,000	1,006
	Chicago Park District GO	5.000%	1/1/2028	1,420	1,499
	Chicago Park District GO	5.000%	1/1/2028	1,140	1,199
	Chicago Park District GO	5.000%	1/1/2029	985	991
[2]	Chicago Park District GO	5.000%	1/1/2030	4,500	4,709
[2]	Chicago Park District GO	5.000%	1/1/2030	1,000	1,008
	Chicago Park District GO	4.000%	1/1/2031	1,250	1,280
	Chicago Park District GO	4.000%	1/1/2031	505	517
[2]	Chicago Park District GO	5.000%	1/1/2031	5,570	5,811
[2]	Chicago Park District GO	5.000%	1/1/2031	1,600	1,669
[2]	Chicago Park District GO	5.000%	1/1/2031	1,000	1,007
[2]	Chicago Park District GO	5.000%	1/1/2031	2,000	2,014
[2]	Chicago Park District GO	5.000%	1/1/2032	5,545	5,765
[2]	Chicago Park District GO	5.000%	1/1/2032	5,000	5,199
[2]	Chicago Park District GO	5.000%	1/1/2032	1,750	1,874
[2]	Chicago Park District GO	5.000%	1/1/2033	1,720	1,783
[2]	Chicago Park District GO	5.000%	1/1/2033	5,140	5,328
[2]	Chicago Park District GO	5.000%	1/1/2033	2,000	2,011
[2]	Chicago Park District GO	5.000%	1/1/2033	2,620	2,716
[2]	Chicago Park District GO	5.000%	1/1/2033	3,455	3,680
[2]	Chicago Park District GO	4.000%	1/1/2034	1,375	1,383
[2]	Chicago Park District GO	5.000%	1/1/2034	1,640	1,694
[2]	Chicago Park District GO	5.000%	1/1/2034	2,000	2,010
[2]	Chicago Park District GO	4.000%	1/1/2035	2,240	2,218
[2]	Chicago Park District GO	5.000%	1/1/2035	1,775	1,829
[2]	Chicago Park District GO	5.000%	1/1/2035	2,715	2,860
[2]	Chicago Park District GO	4.000%	1/1/2036	1,500	1,467
[2]	Chicago Park District GO	5.000%	1/1/2037	1,000	1,042
	Chicago Park District GO	5.000%	1/1/2038	400	423
	Chicago Park District GO	5.000%	1/1/2038	4,000	4,226
[2]	Chicago Park District GO	5.000%	1/1/2039	2,000	2,061
	Chicago Park District GO	5.000%	1/1/2039	1,400	1,452
	Chicago Park District GO	5.000%	1/1/2039	1,000	1,047
	Chicago Park District GO	5.000%	1/1/2040	1,000	1,026
	Chicago Park District GO	5.000%	1/1/2040	650	671
	Chicago Park District GO	5.000%	1/1/2041	3,370	3,435
	Chicago Park District GO	5.000%	1/1/2041	650	666
[2]	Chicago Park District GO	4.000%	1/1/2042	4,595	3,995
	Chicago Park District GO	5.000%	1/1/2042	400	406
	Chicago Park District GO	5.000%	1/1/2043	480	484
	Chicago Park District GO	5.000%	1/1/2044	500	502
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	2,075	2,108
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	1,035	1,051
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2042	11,805	12,012
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	19,440	19,649
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2044	22,760	22,896
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2029	1,000	1,078
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2030	1,205	1,310
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2031	1,515	1,654
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2032	1,895	2,072
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2033	2,750	2,998
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2034	2,000	2,153
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2035	2,000	2,125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2036	2,370	2,494
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2037	1,500	1,564
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2038	2,000	2,066
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2039	2,500	2,556
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2040	4,400	4,474
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2041	4,440	4,476
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2042	5,885	5,882
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2043	2,220	2,195
	Cook County Community Consolidated School District No. 64 Park Ridge-Niles GO	5.000%	12/1/2043	500	514
	Cook County Community Consolidated School District No. 64 Park Ridge-Niles GO	5.000%	12/1/2044	600	616
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2040	2,670	2,602
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2041	2,780	2,617
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2042	2,895	2,684
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2043	3,015	2,744
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2044	2,855	2,555
[1]	Cook County IL GO	5.000%	11/15/2026	2,500	2,572
	Cook County IL GO	5.000%	11/15/2031	2,000	2,044
	Cook County IL GO	5.000%	11/15/2032	1,615	1,745
	Cook County IL GO	5.000%	11/15/2033	1,390	1,493
	Cook County IL GO	5.000%	11/15/2033	1,425	1,573
	Cook County IL GO	5.000%	11/15/2034	1,180	1,202
	Cook County IL GO	5.000%	11/15/2035	1,025	1,043
	Cook County IL Sales Tax Revenue	5.000%	11/15/2027	750	787
	Cook County IL Sales Tax Revenue	5.000%	11/15/2028	1,000	1,071
	Cook County IL Sales Tax Revenue	5.000%	11/15/2030	320	351
	Cook County IL Sales Tax Revenue	5.000%	11/15/2031	630	697
	Cook County IL Sales Tax Revenue	5.000%	11/15/2031	750	829
	Cook County IL Sales Tax Revenue	5.000%	11/15/2032	350	389
	Cook County IL Sales Tax Revenue	5.000%	11/15/2033	3,150	3,263
	Cook County IL Sales Tax Revenue	5.000%	11/15/2038	3,920	4,069
	Cook County IL Sales Tax Revenue	4.000%	11/15/2040	2,000	1,833
	Cook County IL Sales Tax Revenue	4.000%	11/15/2041	2,750	2,485
	Cook County IL Sales Tax Revenue	5.000%	11/15/2041	1,745	1,776
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	1,600	1,615
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	3,250	3,281
	Cook County IL Sales Tax Revenue	5.000%	11/15/2043	2,500	2,514
	Cook County IL Sales Tax Revenue	5.000%	11/15/2044	1,950	1,948
	Cook County School District No. 25 Arlington Heights GO	4.000%	12/15/2040	1,570	1,542
[9]	Cook County School District No. 57 Mount Prospect GO	5.000%	12/1/2044	2,410	2,435
[9]	Cook County School District No. 57 Mount Prospect GO	5.000%	12/1/2046	5,190	5,211
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2032	1,255	1,189
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2033	1,280	1,190
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2035	1,000	888
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2038	720	603
[2]	Cook County School District No. 99 Cicero GO	4.000%	12/1/2028	1,170	1,200
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2032	2,860	2,725
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2033	14,620	13,666
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2034	15,405	13,994
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2035	13,720	12,224
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2036	17,065	14,913
[4,5]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.050%	8/1/2025	23,529	23,529
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2041	10,570	10,997
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2042	9,425	9,715
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2043	10,445	10,670
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	4.000%	1/15/2034	2,815	2,827
	DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO	4.000%	1/15/2041	6,385	5,868
	DuPage County Forest Preserve District GO	5.000%	11/1/2032	655	736
	DuPage County Forest Preserve District GO	5.000%	11/1/2033	900	1,014
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2041	3,500	3,798
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2042	7,500	8,065
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2043	7,035	7,504
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2044	10,000	10,593
	Elmhurst Park District Go	5.000%	12/15/2040	500	531
	Elmhurst Park District Go	5.000%	12/15/2041	250	262
	Elmhurst Park District Go	5.000%	12/15/2042	1,000	1,037
	Elmhurst Park District Go	5.000%	12/15/2043	1,160	1,195
	Elmhurst Park District Go	5.000%	12/15/2044	1,275	1,309
[4]	Elwood IL GO	6.250%	3/1/2044	12,195	12,691
	Evanston IL GO	3.500%	12/1/2038	2,000	1,850
[2]	Evanston IL GO	3.500%	12/1/2039	2,000	1,837

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Grundy & Will Counties Community Unit School District No. 1 Coal City GO	5.000%	2/1/2043	2,180	2,204
Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2032	1,000	1,118
Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2033	925	1,026
Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2034	685	751
Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2034	10,355	10,151
Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2043	13,895	11,833
Illinois Finance Authority College & University Revenue	5.000%	9/1/2028	1,130	1,151
Illinois Finance Authority College & University Revenue	5.000%	9/1/2029	600	612
Illinois Finance Authority College & University Revenue	5.000%	10/1/2029	2,030	2,071
Illinois Finance Authority College & University Revenue	5.000%	10/1/2029	580	558
Illinois Finance Authority College & University Revenue	5.000%	9/1/2030	700	710
Illinois Finance Authority College & University Revenue	5.000%	10/1/2030	1,010	1,028
Illinois Finance Authority College & University Revenue	5.000%	10/1/2030	500	473
Illinois Finance Authority College & University Revenue	5.000%	10/1/2031	860	799
Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	9,000	9,949
Illinois Finance Authority College & University Revenue	4.000%	10/1/2032	525	449
Illinois Finance Authority College & University Revenue	4.000%	10/1/2033	350	291
Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	6,500	7,204
Illinois Finance Authority College & University Revenue	5.000%	12/1/2034	1,320	1,300
Illinois Finance Authority College & University Revenue	5.000%	4/1/2035	6,000	6,572
Illinois Finance Authority College & University Revenue	4.000%	9/1/2035	2,500	2,224
Illinois Finance Authority College & University Revenue	5.000%	4/1/2036	5,000	5,410
Illinois Finance Authority College & University Revenue	5.000%	9/1/2036	1,000	1,006
Illinois Finance Authority College & University Revenue	5.250%	4/1/2038	3,000	3,231
Illinois Finance Authority College & University Revenue	4.000%	10/1/2038	230	169
Illinois Finance Authority College & University Revenue	5.250%	4/1/2039	1,250	1,334
Illinois Finance Authority College & University Revenue	5.500%	10/1/2039	1,050	1,069
Illinois Finance Authority College & University Revenue	5.250%	4/1/2041	1,000	1,046
Illinois Finance Authority College & University Revenue	5.250%	4/1/2042	1,250	1,297
Illinois Finance Authority College & University Revenue	5.500%	10/1/2042	1,300	1,298
Illinois Finance Authority College & University Revenue	5.250%	4/1/2043	2,375	2,450
Illinois Finance Authority College & University Revenue	5.250%	4/1/2044	1,300	1,335
Illinois Finance Authority College & University Revenue	5.250%	4/1/2045	1,600	1,636
Illinois Finance Authority College & University Revenue (Bradley University Project)	4.000%	8/1/2041	2,000	1,657
Illinois Finance Authority College & University Revenue (Bradley University Project)	4.000%	8/1/2043	2,125	1,702
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	2,315	2,326
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	2,870	2,873
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,020	1,033
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	16,500	17,110
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2027	1,270	1,266
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	3,170	3,317
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	4,030	4,034
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	13,750	14,198
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	610	640
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,250	1,254
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	4,000	4,004
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2028	7,900	7,937
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,920	1,960
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,000	1,057
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	2,250	2,363
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	500	528
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	2,055	2,062
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	1,550	1,579
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	2,300	2,328
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	1,000	1,051
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	4,645	4,820
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2030	2,555	2,570
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	4,000	4,003
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	10,000	10,267
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	2,190	2,193
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	1,000	1,045
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	525
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	2,065	2,073
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2031	6,805	6,818
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	10,000	10,246
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,725	1,820
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	2,000	2,004
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2032	10,000	10,014
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2033	525	527
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	2,155	2,203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	2,300	2,411
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	500	519
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	3,955	3,979
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2034	1,325	1,235
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	2,000	2,123
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	17,470	18,703
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	3,500	3,516
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2035	600	571
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	5,585	5,497
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	2,900	2,903
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	850	872
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2036	540	524
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	7,605	7,856
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	5,810	5,637
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	7,750	8,303
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	7,380	7,591
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	2,000	2,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	4,000	3,823
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	2,500	2,440
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,000	951
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	4,650	4,397
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	6,285	5,909
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	2,375	2,204
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	3,850	4,008
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	5,640	5,157
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	1,675	1,533
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	5,000	5,168
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	5,000	5,204
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2040	5,200	4,279
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	2,465	2,219
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	12,925	13,296
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	5,545	4,920
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	5	5
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2041	14,110	14,170
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	800	730
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	7,065	6,375
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	1,000	890
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	1,750	1,556
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	14,810	15,122
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	1,995	2,027
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	5,000	4,452
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2043	7,640	6,703
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2047	11,100	10,883
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	14,385	14,580
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2027	3,515	3,641
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	2,515	2,695
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	13,905	14,945
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	5,405	5,728
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	22,135	23,673
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.050%	8/6/2025	12,600	12,600
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/2025	1,390	1,391
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	5,100	5,209
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	5,500	5,618
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	2,500	2,554
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2027	5,000	5,173
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2027	6,430	6,653
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2027	6,500	6,725
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/2027	80	82
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/2027	1,275	1,302
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/2027	2,590	2,645
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/2027	2,135	2,180
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/2027	345	357
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/2027	12,980	13,449
[4]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2034	625	642
[4]	Illinois Finance Authority Industrial Revenue	5.250%	10/1/2039	1,500	1,508
[4]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2044	3,520	3,241
[9]	Illinois Finance Authority Water Revenue	5.000%	1/1/2028	1,420	1,493
[9]	Illinois Finance Authority Water Revenue	5.000%	1/1/2029	585	627
[9]	Illinois Finance Authority Water Revenue	5.000%	1/1/2030	250	272
[9]	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	1,485	1,638

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Illinois Finance Authority Water Revenue	5.000%	1/1/2032	910	1,012
	Illinois Finance Authority Water Revenue	5.000%	1/1/2033	2,725	3,073
	Illinois Finance Authority Water Revenue	5.000%	1/1/2033	5,035	5,677
[9]	Illinois Finance Authority Water Revenue	5.000%	1/1/2033	2,000	2,237
	Illinois Finance Authority Water Revenue	5.000%	1/1/2034	3,500	3,960
	Illinois Finance Authority Water Revenue	5.000%	1/1/2034	8,265	9,352
	Illinois Finance Authority Water Revenue	5.000%	7/1/2034	1,060	1,121
	Illinois Finance Authority Water Revenue	5.000%	1/1/2035	2,250	2,550
	Illinois Finance Authority Water Revenue	5.000%	1/1/2035	6,310	7,150
	Illinois Finance Authority Water Revenue	5.000%	1/1/2036	2,405	2,650
	Illinois Finance Authority Water Revenue	5.000%	1/1/2036	5,290	5,829
[9]	Illinois Finance Authority Water Revenue	5.000%	1/1/2036	1,000	1,100
	Illinois Finance Authority Water Revenue	4.000%	7/1/2038	1,335	1,285
	Illinois Finance Authority Water Revenue	4.000%	7/1/2039	15,500	14,780
	Illinois Finance Authority Water Revenue	4.000%	7/1/2040	6,020	5,600
	Illinois Finance Authority Water Revenue	4.000%	7/1/2041	8,640	7,921
	Illinois Finance Authority Water Revenue	5.000%	7/1/2041	7,500	7,833
	Illinois Finance Authority Water Revenue	5.000%	7/1/2042	3,985	4,125
	Illinois Finance Authority Water Revenue	5.000%	7/1/2043	2,010	2,079
	Illinois Finance Authority Water Revenue	5.000%	7/1/2044	1,500	1,549
	Illinois GO	5.000%	10/1/2026	3,800	3,894
	Illinois GO	5.000%	11/1/2026	2,750	2,823
	Illinois GO	5.000%	12/1/2026	8,390	8,627
	Illinois GO	5.000%	1/1/2027	7,500	7,565
	Illinois GO	5.000%	7/1/2027	19,050	19,817
	Illinois GO	5.000%	9/1/2027	3,775	3,935
	Illinois GO	5.000%	10/1/2027	2,690	2,808
	Illinois GO	5.000%	11/1/2027	1,725	1,768
	Illinois GO	5.000%	11/1/2027	5,330	5,573
	Illinois GO	5.000%	12/1/2027	10,560	11,052
	Illinois GO	5.000%	2/1/2028	11,305	11,636
	Illinois GO	5.000%	10/1/2028	4,000	4,231
	Illinois GO	5.000%	11/1/2028	42,580	44,385
	Illinois GO	5.000%	11/1/2028	1,195	1,267
	Illinois GO	5.000%	1/1/2029	4,055	4,087
	Illinois GO	5.000%	2/1/2029	3,400	3,617
	Illinois GO	5.000%	5/1/2029	10,000	10,691
	Illinois GO	5.000%	5/1/2029	5,000	5,346
	Illinois GO	5.000%	5/1/2029	2,475	2,646
	Illinois GO	5.000%	10/1/2029	4,000	4,217
	Illinois GO	5.000%	11/1/2029	18,795	19,565
	Illinois GO	5.000%	1/1/2030	8,000	8,058
	Illinois GO	5.000%	2/1/2030	18,025	19,398
	Illinois GO	5.000%	5/1/2030	18,380	19,810
	Illinois GO	5.000%	5/1/2030	2,420	2,624
	Illinois GO	5.000%	10/1/2030	3,000	3,149
	Illinois GO	5.000%	2/1/2031	4,185	4,532
	Illinois GO	5.000%	5/1/2031	34,015	36,892
	Illinois GO	5.000%	5/1/2031	15,000	16,269
	Illinois GO	5.000%	5/1/2031	2,500	2,711
	Illinois GO	3.500%	6/1/2031	1,480	1,451
	Illinois GO	5.000%	10/1/2031	4,000	4,346
	Illinois GO	5.000%	2/1/2032	6,750	7,344
	Illinois GO	5.000%	5/1/2032	24,500	26,671
	Illinois GO	5.000%	5/1/2032	10,000	10,886
	Illinois GO	4.000%	6/1/2033	5,880	5,817
	Illinois GO	5.000%	7/1/2033	7,890	8,519
	Illinois GO	4.000%	10/1/2033	7,000	6,961
	Illinois GO	5.000%	10/1/2033	10,000	10,893
	Illinois GO	5.000%	3/1/2034	2,075	2,201
	Illinois GO	5.000%	5/1/2034	3,010	3,099
	Illinois GO	5.000%	5/1/2034	11,970	12,812
	Illinois GO	5.000%	7/1/2034	16,535	17,699
	Illinois GO	4.000%	10/1/2034	8,745	8,601
	Illinois GO	5.000%	5/1/2035	3,500	3,585
	Illinois GO	5.000%	5/1/2035	5,505	5,844
	Illinois GO	5.000%	7/1/2035	15,395	16,340
	Illinois GO	5.000%	12/1/2035	3,000	3,054
	Illinois GO	5.000%	5/1/2036	4,000	4,212
	Illinois GO	5.000%	7/1/2036	6,325	6,658

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	4.125%	10/1/2036	9,500	9,205
	Illinois GO	5.000%	5/1/2037	3,155	3,297
	Illinois GO	4.000%	7/1/2037	9,830	9,267
	Illinois GO	4.000%	10/1/2037	2,750	2,582
	Illinois GO	4.000%	10/1/2037	6,175	5,712
	Illinois GO	4.000%	3/1/2038	7,275	6,771
	Illinois GO	4.000%	10/1/2038	3,250	2,994
	Illinois GO	5.250%	5/1/2039	4,500	4,692
	Illinois GO	5.500%	5/1/2039	5,190	5,392
	Illinois GO	4.000%	10/1/2039	2,545	2,302
	Illinois GO	4.000%	3/1/2040	4,300	3,863
	Illinois GO	5.000%	5/1/2040	3,000	3,076
	Illinois GO	5.250%	5/1/2040	4,305	4,449
	Illinois GO	4.000%	10/1/2040	1,500	1,332
	Illinois GO	3.000%	12/1/2040	2,500	1,907
	Illinois GO	5.000%	5/1/2041	11,000	11,181
	Illinois GO	5.250%	5/1/2041	3,000	3,079
	Illinois GO	4.000%	10/1/2041	7,195	6,338
	Illinois GO	5.250%	5/1/2042	5,000	5,100
	Illinois GO	4.000%	10/1/2042	12,895	11,159
	Illinois GO	5.250%	5/1/2043	4,105	4,157
	Illinois GO	5.250%	5/1/2043	7,075	7,206
	Illinois GO	4.000%	10/1/2043	2,235	1,906
[2]	Illinois GO	4.000%	10/1/2043	8,680	7,539
	Illinois GO	5.125%	10/1/2043	7,000	7,064
	Illinois GO	5.250%	5/1/2044	7,500	7,598
[2]	Illinois GO	4.000%	10/1/2044	9,950	8,556
	Illinois GO	5.250%	5/1/2045	6,000	6,051
[2]	Illinois GO	4.000%	10/1/2045	8,395	7,143
	Illinois GO	5.000%	12/1/2047	13,000	12,725
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.650%	10/1/2037	3,245	3,247
[14]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.500%	7/1/2041	4,395	3,128
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/2049	3,435	3,468
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2050	955	959
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/2050	5,240	5,190
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2052	1,735	1,737
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/2052	14,095	14,464
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/2052	8,900	9,340
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	4/1/2053	7,400	7,875
[4]	Illinois Housing Development Authority Multifamily Local or Guaranteed Housing Revenue	6.000%	10/5/2040	18,549	18,216
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2029	1,155	1,156
	Illinois Sales Tax Revenue	5.000%	6/15/2027	7,875	7,995
[2]	Illinois Sales Tax Revenue	5.000%	6/15/2027	10,245	10,397
[2]	Illinois Sales Tax Revenue	5.000%	6/15/2028	13,485	13,678
	Illinois Sales Tax Revenue	4.000%	6/15/2029	4,140	4,159
[2]	Illinois Sales Tax Revenue	4.000%	6/15/2031	3,000	3,157
	Illinois Sales Tax Revenue	3.000%	6/15/2033	1,000	910
	Illinois Sales Tax Revenue	3.000%	6/15/2033	2,275	2,071
	Illinois Sales Tax Revenue	5.000%	6/15/2033	3,160	3,499
	Illinois Sales Tax Revenue	5.000%	6/15/2035	36,560	40,454
	Illinois Sales Tax Revenue	5.000%	6/15/2036	4,000	4,095
	Illinois Sales Tax Revenue	5.000%	6/15/2036	3,660	3,968
	Illinois Sales Tax Revenue	5.000%	6/15/2037	4,000	4,080
	Illinois Sales Tax Revenue	5.000%	6/15/2037	16,365	17,451
	Illinois Sales Tax Revenue	5.000%	6/15/2037	17,800	19,088
	Illinois Sales Tax Revenue	5.000%	6/15/2038	5,000	5,081
	Illinois Sales Tax Revenue	5.000%	6/15/2039	6,000	6,290
	Illinois Sales Tax Revenue	5.000%	6/15/2040	1,035	1,071
	Illinois Sales Tax Revenue	5.000%	6/15/2042	15,000	15,228
	Illinois Sales Tax Revenue	5.000%	6/15/2043	2,135	2,153
	Illinois Sales Tax Revenue	5.000%	6/15/2044	11,365	11,399
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	3,120	3,230
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	2,110	2,210
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	2,300	2,401
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	1,565	1,650
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2031	1,170	1,236
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2032	1,990	2,087
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	1,385	1,464
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	23,100	24,801
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	6,100	6,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	21,830	23,295
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2031	12,360	12,444
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2032	7,075	7,120
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2033	11,100	11,112
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2034	11,700	11,710
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2034	2,000	2,011
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2035	3,140	3,156
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2035	2,610	2,697
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	4,150	4,167
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	2,500	2,573
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	15,000	16,399
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	2,040	2,091
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	11,825	12,743
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2038	4,500	4,581
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2039	1,000	976
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2039	3,000	2,828
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2039	5,500	5,797
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	24,310	24,320
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	34,210	34,960
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	4,250	4,427
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2042	26,725	24,778
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	8,835	8,849
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	27,700	28,627
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	1,495	1,322
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	22,235	22,745
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	11,625	11,626
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	10,175	10,529
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	6,085	5,292
[1]	Illinois State University College & University Revenue	5.000%	4/1/2039	1,165	1,180
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2033	1,400	1,532
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2034	1,700	1,841
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2037	2,000	2,100
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2038	3,085	3,204
[2]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/2039	1,725	1,804
[2]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/2040	3,575	3,727
[2]	Joliet IL (Rock Run Crossings Project) GO	5.500%	12/15/2042	3,500	3,643
	Kane & DeKalb Counties Community Unit School District No 302 Kaneland GO	5.000%	2/1/2040	2,730	2,840
	Kane & DeKalb Counties Community Unit School District No 302 Kaneland GO	5.000%	2/1/2041	2,275	2,351
	Kane & DeKalb Counties Community Unit School District No 302 Kaneland GO	5.000%	2/1/2042	3,010	3,082
	Kane & DeKalb Counties Community Unit School District No 302 Kaneland GO	5.000%	2/1/2043	3,160	3,212
	Kane & DeKalb Counties Community Unit School District No 302 Kaneland GO	5.000%	2/1/2044	3,320	3,355
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2038	2,450	2,614
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2045	3,385	3,408
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2033	890	917
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2034	750	768
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2035	2,000	2,036
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2028	190	197
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2028	410	425
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2029	250	260
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2030	225	233
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2031	220	226
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2032	230	234
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2034	230	232
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2035	280	279
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2036	365	362
[1]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/2037	400	349
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2038	290	277
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2039	275	258
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/2030	2,665	2,774
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2027	1,360	1,405
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/2028	5,090	4,691
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/2038	6,270	6,749
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/2039	6,595	7,047
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2033	230	253
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2034	235	257
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2035	300	326
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2036	650	699
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2041	1,575	1,637
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2042	500	517
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2025	29,905	29,573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	18,815	19,858
[1,7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	3,110	3,221
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2029	40,000	34,495
[1,15]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2030	115	97
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2030	245	202
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2031	44,255	35,622
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2031	74,580	58,900
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2032	39,225	30,214
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2033	43,400	31,777
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	14,570	10,401
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2035	5,500	3,620
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2035	5,000	3,199
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2036	4,415	2,744
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2036	6,500	3,923
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2037	10,340	6,055
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2037	17,910	10,165
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	20,980	11,488
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2038	29,950	15,867
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	36,445	16,874
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2026	11,485	11,195
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2026	4,250	4,365
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	9,640	9,099
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	2,270	2,363
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2029	22,390	19,678
[1,7]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.500%	6/15/2029	4,115	4,256
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2031	675	697
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2032	600	618
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2033	450	462
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2034	520	533
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2038	500	265
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2039	500	247
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	8,850	8,927
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	11,285	9,873
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	9,060	8,061
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2045	4,605	1,623
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/31	0.000%	12/15/2037	3,300	2,496
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2032	1,915	1,954
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2033	2,115	2,139
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2034	2,330	2,346
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2035	2,555	2,539
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2036	2,795	2,729
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2038	3,330	3,161
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2039	2,520	2,371
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2041	465	431
	Metropolitan Pier & Exposition Authority Miscellaneous Revenue	5.250%	6/15/2044	10,470	9,450
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2041	1,065	457
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2034	1,500	1,731
[1]	Mundelein IL GO	4.000%	12/15/2027	500	514
[1]	Mundelein IL GO	4.000%	12/15/2028	500	518
[1]	Mundelein IL GO	4.000%	12/15/2029	500	517
[1]	Mundelein IL GO	4.000%	12/15/2032	1,000	1,018
[1]	Mundelein IL GO	4.000%	12/15/2039	2,000	1,829
	Naperville IL GO	5.000%	12/1/2038	2,180	2,328
	Northbrook IL GO	5.000%	12/1/2043	1,785	1,822
	Northbrook IL GO	5.000%	12/1/2044	1,875	1,904
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2028	6,180	6,343
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2030	4,555	4,661
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2031	3,245	3,259
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2032	2,215	2,220
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2036	3,020	2,905
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2028	750	784
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2029	500	530
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2030	600	641
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2030	325	348
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2031	1,070	1,141
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2031	450	483
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2032	700	741
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2032	975	989
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2033	750	788
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2033	850	854

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2034	750	781
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2035	1,625	1,616
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2035	1,095	1,085
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2036	750	736
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2036	550	538
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2037	775	745
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2037	1,350	1,289
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2038	915	863
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2038	2,830	2,640
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2039	750	689
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2040	800	720
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2041	750	667
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/2026	23,730	24,210
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2026	10,780	10,998
[8]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2033	1,280	1,414
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2034	9,000	10,102
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2040	10,000	10,235
	Regional Transportation Authority Sales Tax Revenue	4.000%	6/1/2045	4,000	3,455
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/2033	1,500	1,647
	Romeoville IL GO	5.000%	12/30/2026	3,480	3,598
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2033	20,000	22,010
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	25,000	26,678
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	2,425	2,606
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2030	6,000	6,493
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	5,000	5,504
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	860	947
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	11,815	13,064
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	2,500	2,768
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	18,455	20,184
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	4,000	4,436
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	1,250	1,319
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	3,150	3,417
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	1,500	1,627
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	5,165	5,725
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	36,400	40,348
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	9,000	9,384
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	1,805	1,891
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	40,000	43,693
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	1,850	1,926
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	13,000	14,035
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	1,310	1,357
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	11,500	12,299
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2039	1,360	1,402
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	3,000	2,788
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2043	2,185	2,194
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2028	1,615	1,651
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2029	2,070	2,132
[1]	Sangamon County School District No. 186 Springfield GO	4.250%	6/1/2043	1,200	1,120
	Schaumburg IL GO	4.000%	12/1/2035	1,000	1,015
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	3,500	3,540
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	3,615	3,734
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	8,750	9,213
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	4/15/2034	925	932
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	10/15/2035	1,225	1,221
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2036	2,700	2,946
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2038	3,000	3,217
[1]	Southwestern Illinois Development Authority Miscellaneous Revenue (Local Government Program)	0.000%	2/1/2026	2,525	2,482
	University of Illinois Auxiliary Facilities System College & University Revenue	5.000%	4/1/2038	3,800	3,999
	University of Illinois Auxiliary Facilities System College & University Revenue	5.000%	4/1/2039	6,000	6,255
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2040	5,195	5,451
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2041	5,000	5,199
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2042	4,000	4,125
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2043	3,750	3,844
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2044	2,000	2,039
[2]	University of Illinois College & University Revenue	3.000%	4/1/2037	3,710	3,203
[2]	University of Illinois College & University Revenue	3.000%	4/1/2038	3,825	3,230
[2]	University of Illinois College & University Revenue	3.000%	4/1/2040	3,905	3,135
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2029	5,920	5,285
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2030	5,680	4,881
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2036	2,870	2,859

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2036	530	528
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2037	4,760	4,674
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2037	3,250	3,191
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2038	4,955	4,832
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2038	3,370	3,287
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2039	5,100	4,846
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2040	5,300	4,988
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2041	5,515	5,212
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/2032	750	773
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/2033	535	548
	Will County School District No. 122 GO	4.000%	10/1/2032	1,000	1,021
	Will County School District No. 122 GO	4.000%	10/1/2033	1,395	1,414
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2039	325	335
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2040	775	795
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2041	875	892
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2042	1,000	1,010
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2043	1,000	1,002
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2044	750	745
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/2026	3,645	3,583
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/2027	2,000	1,901
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2032	6,420	6,931
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	4.000%	2/1/2033	10,555	10,801
					4,828,960
Indiana (1.1%)
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,900	1,965
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	3,750	3,844
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2044	6,375	6,463
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2033	9,110	9,266
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2034	9,640	9,803
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2036	13,470	13,692
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/2039	1,000	1,060
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/2040	1,800	1,889
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	250	275
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	250	277
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2033	475	527
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2034	600	664
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	1,000	1,097
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2036	1,000	1,088
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	3,750	3,879
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	2,460	2,527
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2044	8,000	8,105
[2]	Evansville Waterworks District Water Revenue	5.000%	7/1/2042	1,000	1,015
	Evansville-Vanderburgh School Building Corp. Lease (Abatement) Revenue	0.000%	7/15/2030	1,000	838
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2039	6,115	6,351
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,250	1,295
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	1,500	1,531
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	1,000	1,021
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	750	774
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	1,320	1,375
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	750	788
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	1,250	1,311
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,130	1,185
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,000	1,047
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,000	1,044
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	1,250	1,301
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	1,025	1,063
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	1,250	1,287
	Hanover Middle School Building Corp. Lease (Abatement) Revenue	2.000%	1/15/2040	4,010	2,687
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/2035	4,260	4,283
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2027	350	360
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2028	385	403
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2031	1,005	1,086
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2032	1,000	1,053
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2033	1,120	1,217
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2034	1,100	1,144
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2034	1,180	1,282
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/2036	1,115	1,107
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/2037	1,320	1,296
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	700	737

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2031	800	843
Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2032	2,520	2,639
Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2033	2,645	2,756
Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2034	2,780	2,872
Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.500%	10/1/2036	5,100	5,348
Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2038	5,660	5,572
Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	19,290	19,580
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2025	950	953
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	5,850	6,012
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	6,475	6,655
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,495	1,536
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,000	1,016
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	6,395	6,714
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	6,785	7,123
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	6,995	7,317
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	2,570	2,686
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	380	404
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,915	1,962
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	4,010	4,184
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	500	537
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,305	1,335
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	19,250	20,044
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2031	2,570	2,704
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	22,000	22,827
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	700	760
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2032	1,350	1,419
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	19,725	20,396
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	1,000	1,086
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2033	2,830	2,953
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	1,545	1,672
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2034	2,975	3,090
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	1,100	1,178
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2035	16,850	16,790
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2036	2,000	2,120
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	2,000	2,023
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	11,140	10,962
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2037	1,250	1,310
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	6,220	6,034
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2038	1,000	1,039
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	2,000	2,006
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2039	1,000	1,029
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2040	1,000	1,020
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2032	1,470	1,561
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2034	1,625	1,714
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2035	1,710	1,790
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2036	900	930
Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.125%	3/1/2045	3,205	3,053
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2028	15,000	15,829
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2030	5,000	5,446
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	8,500	9,429
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2033	20,555	22,639
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2035	29,335	31,926
Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2037	10,370	11,112
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/2029	5,045	5,045
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/2030	6,030	6,030
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/2031	10,130	10,130
Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2035	1,330	1,369
Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2037	1,875	1,900
Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2040	3,000	2,947
Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2045	1,600	1,463
Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/2038	800	815
Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/2043	860	839
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2030	800	887
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2032	1,000	1,124
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2036	1,000	1,104
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2037	2,570	2,807
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2038	12,050	10,229
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2038	1,000	1,077
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2039	3,000	2,543
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2039	1,000	1,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2040	6,000	4,818
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2040	1,200	1,265
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2041	3,400	3,547
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2042	3,000	3,097
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2043	4,650	4,765
	Indiana Finance Authority Water Revenue	4.000%	2/1/2038	1,065	1,069
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	500	501
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2049	940	935
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2052	6,245	6,157
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2053	1,365	1,450
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2034	1,600	1,665
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2035	1,080	1,119
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2036	1,625	1,676
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2037	2,175	2,233
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2038	2,415	2,464
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	3,985	4,184
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	7,280	7,384
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	6,330	6,573
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2034	16,000	16,212
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2034	4,085	4,225
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2035	20,110	20,364
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2035	1,315	1,359
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2036	12,500	12,652
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2037	2,410	2,477
	Indianapolis Board of School Commissioners GO	5.000%	1/15/2026	665	672
	Indianapolis Board of School Commissioners GO	5.000%	7/15/2026	665	681
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2027	2,255	2,370
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2035	7,000	7,257
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2036	10,025	10,342
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2037	4,500	4,623
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2033	1,000	1,053
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.500%	3/1/2038	2,400	2,526
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.750%	3/1/2043	3,390	3,481
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2031	2,110	2,253
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2032	1,035	1,099
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2033	1,530	1,616
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2034	2,450	2,572
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2035	1,945	2,030
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2036	3,510	3,645
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2037	3,700	3,821
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2041	3,000	3,334
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2042	2,500	2,763
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2043	1,875	2,063
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2036	5,000	5,025
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	2/1/2037	1,500	1,516
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2037	5,000	4,957
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2038	22,500	21,863
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2040	2,630	2,459
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2042	1,795	1,856
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2043	2,420	2,490
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2044	2,000	2,051
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2045	900	914
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/2030	1,160	1,242
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/2032	1,610	1,712
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/2033	1,540	1,629
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	7/15/2042	1,000	1,032
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	7/15/2043	1,375	1,405
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	1/15/2045	1,840	1,862
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2027	7,355	7,476
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2027	7,200	7,357
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2028	7,645	7,844
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2028	7,795	8,025
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2034	2,000	2,209
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	2,300	2,515
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2036	425	455
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2040	1,250	1,305
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2041	1,950	2,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	1,500	1,547
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2042	5,000	5,149
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2039	600	636
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2041	1,000	1,039
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2042	1,215	1,253
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2043	1,180	1,210
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2044	2,200	2,243
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2040	1,150	1,200
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	4,075	4,180
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2044	2,260	2,295
	Purdue University College & University Revenue	5.000%	7/1/2034	1,590	1,618
	Purdue University College & University Revenue	5.000%	7/1/2036	1,255	1,276
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	12,775	12,949
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2030	300	312
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2030	200	208
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2031	200	208
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2033	700	723
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2038	1,400	1,191
	Tri-Creek 2002 High School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2034	2,000	2,006
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	1,465	1,583
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2030	3,030	3,143
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2031	3,155	3,241
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2032	3,285	3,356
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,000	1,095
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,170	1,287
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	615	676
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	635	701
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	1,100	1,219
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	1,500	1,662
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	1,125	1,250
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2033	775	863
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	1,000	1,115
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	1,400	1,561
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2034	1,600	1,786
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2034	1,275	1,427
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2034	1,685	1,885
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2041	1,750	1,852
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2041	2,500	2,646
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	3,050	3,180
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	4,200	4,379
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	1/15/2044	1,000	1,035
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	1/15/2044	1,250	1,293
	Whiting IN Industrial Revenue PUT	4.200%	6/21/2035	16,385	16,256
					834,961
Iowa (0.2%)
[2]	Davenport Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	4.000%	6/1/2042	5,045	4,622
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/2039	4,995	4,241
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/2040	7,210	6,054
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/2041	7,425	6,168
	Iowa City Community School District GO	3.000%	6/1/2031	3,840	3,714
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	525	548
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	1,780	1,582
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	830	856
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	885	907
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/2038	1,305	1,208
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	2,210	2,206
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	1,065	1,082
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2044	2,850	2,687
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	4.000%	12/1/2032	14,250	15,150
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/2032	24,000	27,082
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2047	3,255	3,295
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	3,325	3,277
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	5,180	5,244
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/2050	820	816
	Iowa Finance Authority Revenue	4.650%	7/1/2043	3,000	2,904
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2028	735	775
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2029	1,165	1,243
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2030	1,220	1,311
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2031	1,800	1,917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2032	1,925	2,035
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2033	2,025	2,124
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2034	2,135	2,225
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2036	2,475	2,548
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2037	2,600	2,663
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2038	2,735	2,785
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2039	2,875	2,911
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,705	1,791
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	800	845
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,300	2,419
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	2,330	2,443
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,285	1,262
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2035	425	414
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2036	2,505	2,421
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,310	3,159
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	3,800	3,582
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	2,000	1,862
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2040	4,000	3,683
	University of Iowa College & University Revenue	3.000%	7/1/2033	1,000	952
	University of Iowa Facilities Corp. College & University Revenue	5.000%	6/1/2044	1,090	1,114
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2034	650	709
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2035	625	675
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2036	1,000	1,067
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2044	1,735	1,735
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2045	1,815	1,799
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2046	2,875	2,821
	Waukee Community School District GO	3.000%	6/1/2031	4,700	4,565
	Waukee Community School District GO	3.000%	6/1/2032	4,840	4,610
					160,108
Kansas (0.2%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2027	2,500	2,574
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2029	3,025	3,104
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2030	3,025	3,091
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2031	5,750	5,853
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/2027	2,000	2,104
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/2027	2,470	2,599
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/2027	2,680	2,820
[2,9]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2041	1,000	1,048
[2,9]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2044	1,000	1,034
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2036	600	637
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2042	2,250	2,291
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/2025	2,000	2,002
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/2025	2,155	2,157
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/2025	1,835	1,837
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	600	601
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	500	501
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	500	500
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	500	498
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	500	493
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	650	634
[1]	Johnson & Miami Counties Unified School District No. 230 Spring Hills GO	6.000%	9/1/2042	1,650	1,845
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/2031	2,500	2,796
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/2035	2,250	2,267
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	8,000	8,758
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2036	4,750	5,303
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2037	9,925	10,151
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2040	7,000	7,490
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2041	2,500	2,638
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2041	10,500	11,131
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2042	2,500	2,614
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2042	11,500	12,072
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2043	4,050	4,208
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	11,860	13,038
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2028	1,360	1,449
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,735	4,865
	Leavenworth County Unified School District No. 458 GO	5.000%	9/1/2042	3,820	3,885
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2029	450	460
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2030	325	332
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2031	350	355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,000	899
[4]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/2034	795	828
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	3.125%	4/1/2036	1,000	922
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	2.875%	4/1/2030	95	94
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2039	1,550	1,635
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2040	1,350	1,410
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2041	4,980	5,144
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2042	2,665	2,725
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2043	5,220	5,292
[1]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/2040	1,080	1,119
[1]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/2042	1,000	1,025
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/2030	1,325	1,354
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/2031	1,500	1,527
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/2032	1,280	1,298
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/2034	6,125	5,592
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/2025	5,430	5,436
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2036	1,500	1,624
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2037	2,000	2,147
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2038	1,755	1,859
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2040	1,750	1,827
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2042	3,000	3,091
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	3,770	3,973
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2044	3,905	3,977
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2045	3,350	3,397
					190,230
Kentucky (1.6%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	600	624
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	265	279
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	375	398
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	1,395	1,445
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	450	462
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2033	1,290	1,261
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2034	1,000	963
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2035	470	447
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2036	380	357
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/2026	2,270	2,287
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/2027	2,460	2,481
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/2028	1,260	1,272
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/2029	1,000	1,009
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/2026	11,250	10,941
	Daviess County School District GO	5.000%	2/1/2036	1,195	1,287
[2]	Fayette County KY School District GO	5.000%	6/1/2038	6,705	7,169
	Hardin County School District GO	5.000%	6/1/2035	2,680	2,944
	Hardin County School District GO	5.000%	6/1/2036	2,830	3,083
	Hardin County School District GO	5.000%	6/1/2037	2,970	3,211
	Hardin County School District GO	5.000%	6/1/2038	3,115	3,338
	Hardin County School District GO	5.000%	6/1/2039	2,770	2,942
	Hardin County School District GO	4.000%	6/1/2042	4,040	3,622
	Hardin County School District GO	4.000%	6/1/2043	8,485	7,511
	Hardin County School District GO	4.000%	6/1/2044	1,450	1,270
	Henderson County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/2042	2,090	1,872
	Jefferson County KY Board of Education GO	4.000%	9/1/2034	2,535	2,586
	Jefferson County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	5/1/2036	3,600	3,825
	Jessamine County School District GO	5.000%	6/1/2038	1,815	1,917
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2033	190	193
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2035	235	236
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2036	240	239
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2038	200	194
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	29,660	31,875
[1]	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	4,000	4,382
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2027	1,835	1,918
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2031	2,240	2,359
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2032	1,360	1,428
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2033	1,380	1,441
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2034	1,405	1,458
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2036	1,880	1,932
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2037	1,750	1,792
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2038	1,750	1,782
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2043	4,920	4,941

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2033	2,925	3,110
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2034	3,070	3,241
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2035	3,230	3,383
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2036	3,395	3,532
[8]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	0.000%	10/1/2025	12,000	11,923
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	4,000	4,176
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	2,670	2,873
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,045	2,121
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	2,810	3,010
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,055	2,127
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,700	1,804
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,000	1,031
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,500	1,542
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,260	1,316
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	5,000	5,124
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	2,720	2,778
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	1,600	1,628
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	2,515	2,553
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	2,250	2,133
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	4,775	4,835
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	2,000	1,863
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2039	2,500	2,309
	Kentucky Housing Corp. Local or Guaranteed Housing	4.375%	9/1/2040	6,580	6,580
[4,5]	Kentucky Housing Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.050%	8/1/2025	8,075	8,075
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2025	4,535	4,542
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2027	4,425	4,431
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2028	5,015	5,022
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2029	4,000	4,005
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2030	2,525	2,528
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2027	2,820	2,923
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2028	3,135	3,301
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2029	3,015	3,173
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2030	3,860	4,047
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2033	2,035	2,123
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2034	1,220	1,264
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2035	2,435	2,509
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2036	5,855	5,967
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2037	2,400	2,436
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/2026	16,500	16,486
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2032	3,090	3,288
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2032	6,340	6,714
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/2026	23,870	24,017
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	40,255	40,433
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	148,770	157,051
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	95,810	100,512
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	92,730	92,487
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	90,895	97,441
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	122,460	129,511
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2028	1,305	1,339
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2031	2,750	2,901
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2032	2,000	2,101
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2033	2,000	2,093
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2034	1,000	1,042
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/2034	1,355	1,361
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/2036	1,130	1,117
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2032	1,270	1,420
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2033	1,350	1,512
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2036	1,690	1,826
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2037	1,400	1,499
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2038	1,125	1,192
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2039	1,250	1,314
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/2043	2,590	2,753
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2041	2,330	2,137
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2042	1,805	1,861
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2043	1,975	1,753
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2030	835	924
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2031	1,565	1,736
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2032	2,440	2,726
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2033	2,005	2,246
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2034	5,830	6,518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2035	3,200	3,531
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2036	4,500	4,899
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2041	5,500	5,717
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2042	7,000	7,216
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2043	6,500	6,661
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2044	5,500	5,610
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2033	8,000	8,949
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2034	8,000	8,943
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2035	6,000	6,679
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2036	5,170	5,718
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.000%	5/15/2033	1,380	1,171
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2044	2,000	1,476
[5]	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue VRDO	2.750%	8/1/2025	43,060	43,060
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue	2.000%	10/1/2033	21,500	17,822
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	15,500	15,908
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	800	845
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	5,895	5,869
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	6,650	6,787
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	700	731
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,225	1,269
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	2,125	2,183
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	2,315	2,358
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	12/1/2041	4,000	3,688
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	2,000	2,016
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	6,320	6,775
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	19,640	21,068
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/2026	3,560	3,457
	Madison County School District Finance Corp. Lease (Appropriation) Revenue	2.000%	2/1/2041	2,000	1,261
	Oldham County School District GO	5.000%	3/1/2038	2,800	2,944
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/2028	1,250	1,228
	Owen County KY Water Revenue PUT	2.450%	10/1/2029	15,245	14,227
	Owen County KY Water Revenue PUT	2.450%	10/1/2029	14,000	13,049
[1]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2025	1,665	1,670
[1]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2026	1,150	1,177
	University of Kentucky College & University Revenue	4.000%	10/1/2029	3,055	3,073
	University of Kentucky College & University Revenue	3.500%	4/1/2030	1,000	1,021
	University of Kentucky College & University Revenue	3.500%	4/1/2031	2,465	2,499
	University of Kentucky College & University Revenue	4.000%	10/1/2031	15,070	15,126
	University of Kentucky College & University Revenue	3.500%	4/1/2032	2,550	2,565
	University of Kentucky College & University Revenue	3.625%	4/1/2033	2,640	2,655
	University of Kentucky College & University Revenue	4.000%	4/1/2042	10,000	9,024
	University of Kentucky College & University Revenue	4.000%	4/1/2043	9,610	8,540
[1]	University of Louisville College & University Revenue	4.000%	9/1/2029	1,315	1,358
[2]	University of Louisville College & University Revenue	5.000%	9/1/2035	1,345	1,500
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2038	1,300	1,370
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2039	1,750	1,826
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	2,000	2,068
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2041	1,385	1,419
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2042	1,565	1,589
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2043	4,000	4,030
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2044	1,815	1,819
					1,267,066
Louisiana (0.9%)
[4,5]	Calcasieu Parish Public Trust Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.050%	8/1/2025	17,263	17,263
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/2028	9,750	9,095
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2032	1,500	1,667
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2034	750	835
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2035	650	722
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2036	1,500	1,642
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2037	1,500	1,626
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2038	1,040	1,115
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2039	625	665
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2040	1,280	1,345
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.250%	7/15/2041	1,500	1,585
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.250%	7/15/2042	2,180	2,272
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.250%	7/15/2045	4,425	4,491
[12]	Freddie Mac Pool	3.650%	12/1/2037	16,259	15,211
[12]	Freddie Mac Pool	3.550%	1/1/2040	6,600	6,157
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/2038	7,665	7,474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/2039	11,650	11,099
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2034	1,500	1,546
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2036	2,000	2,047
[1]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/2025	1,500	1,508
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/2026	950	978
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/2028	1,010	1,057
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/2029	800	836
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/2030	1,500	1,564
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.500%	4/1/2045	1,330	1,399
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2036	525	568
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2037	500	536
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2038	625	665
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2039	765	809
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/2042	1,000	916
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2028	4,225	4,453
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	3,665	4,057
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	5,055	5,662
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	5,615	6,274
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	3.000%	5/1/2041	2,760	2,231
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2041	1,500	1,568
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/2044	1,025	909
	Louisiana GO	5.000%	2/1/2027	5,325	5,526
	Louisiana GO	5.000%	2/1/2028	5,000	5,301
	Louisiana GO	5.000%	2/1/2030	9,000	9,915
	Louisiana GO	5.000%	6/1/2032	3,925	4,435
	Louisiana GO	5.000%	2/1/2033	6,000	6,794
	Louisiana GO	5.000%	6/1/2033	2,250	2,551
	Louisiana GO	5.000%	2/1/2034	7,000	7,940
	Louisiana GO	5.000%	6/1/2034	3,555	4,035
	Louisiana GO	5.000%	6/1/2035	2,625	2,974
	Louisiana GO	5.000%	6/1/2036	5,000	5,546
	Louisiana GO	5.000%	6/1/2037	7,015	7,716
	Louisiana GO	5.000%	6/1/2040	6,840	7,253
	Louisiana GO	4.000%	5/1/2041	1,100	1,043
	Louisiana GO	5.000%	6/1/2041	2,195	2,306
	Louisiana GO	5.000%	6/1/2042	5,000	5,207
	Louisiana GO	5.000%	6/1/2043	6,000	6,215
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Ridge Common Project)	4.500%	7/1/2042	4,804	4,628
	Louisiana Local Government Environmental Facilities & Community Development Authority Electric Power & Light Revenue (Entergy Louisiana LLC Project)	2.500%	4/1/2036	1,000	808
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/2026	1,625	1,662
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/2027	1,250	1,300
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/2028	2,135	2,219
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	18,760	17,927
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2029	400	431
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2030	940	1,027
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2031	1,100	1,215
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2031	5,180	5,347
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2032	1,750	1,947
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2032	5,875	6,046
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2033	1,770	1,974
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2033	13,760	14,112
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2034	8,940	9,143
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2035	27,020	27,535
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2036	44,245	44,951
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2037	11,935	12,086

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2040	2,465	2,588
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2041	1,500	1,563
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/2026	1,700	1,703
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/2028	1,875	1,879
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/2031	1,420	1,423
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2029	5,900	6,279
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2031	11,040	11,631
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2032	1,575	1,651
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2033	1,520	1,587
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2034	2,260	2,348
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2035	2,505	2,590
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2036	2,635	2,709
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2037	2,775	2,838
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2038	2,915	2,966
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Miscellaneous Revenue	4.250%	8/15/2034	21,798	21,602
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/2027	10,455	10,587
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	5,020	5,052
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	4,215	4,239
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	5.000%	6/15/2035	5,000	5,007
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	5.250%	6/15/2035	3,815	3,815
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	5.500%	6/15/2040	2,000	1,990
[4]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.000%	6/15/2045	4,000	3,954
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2030	2,500	2,673
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2033	4,515	4,804
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2035	775	839
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2038	250	263
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	4/1/2039	4,000	3,880
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	4.000%	4/1/2040	2,000	1,893
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,785	2,894
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,470	1,555
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	14,515	15,731
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	7,020	7,026
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	8,390	8,396
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	2,500	2,724
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/2036	5,000	5,144
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/2037	6,700	6,872
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/2038	4,040	4,126
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	6/1/2033	18,500	19,710
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2031	1,250	1,388
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2033	1,350	1,507
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2034	1,300	1,450
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2035	1,150	1,262
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2040	2,000	2,096
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2041	2,000	2,076
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2042	2,100	2,165
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2043	2,375	2,435
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2044	2,000	2,044
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2037	2,000	2,138
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2038	1,500	1,583
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2039	3,000	3,135
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2040	2,250	2,330
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2041	5,250	5,388
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2028	1,825	1,945
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2033	1,000	1,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2034	1,280	1,327
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2035	1,480	1,526
	New Orleans LA GO	5.000%	12/1/2038	3,430	3,550
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/2032	1,475	1,666
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/2033	2,285	2,586
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/2034	1,900	2,150
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/2035	3,000	3,357
[1]	Shreveport LA GO	5.000%	3/1/2041	1,000	1,016
[1]	Shreveport LA GO	5.000%	3/1/2044	1,250	1,237
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2027	1,750	1,829
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	1,150	1,221
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	2,900	3,047
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2031	1,000	1,044
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2032	3,935	4,075
[2]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/2034	2,175	2,161
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	11,825	11,728
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	18,185	18,064
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	13,425	13,537
	St. John Parish the Baptist LA Industrial Revenue PUT	3.300%	7/3/2028	35,600	35,789
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2031	2,535	2,714
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2032	3,310	3,552
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2035	7,415	7,911
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/2037	1,000	1,013
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2029	1,530	1,615
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2035	2,515	2,455
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2036	3,385	3,271
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2037	4,090	3,909
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2038	1,775	1,667
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2039	1,755	1,617
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	3.000%	2/1/2040	4,250	3,165
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2041	1,485	1,326
					730,601
Maine (0.1%)
	Bar Harbor ME GO	5.000%	9/1/2040	900	966
	Bar Harbor ME GO	5.000%	9/1/2042	425	448
	Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/2033	1,000	943
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2039	3,065	2,921
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2040	1,685	1,583
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2041	3,330	3,076
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	365	372
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	350	363
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	360	372
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	465	480
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/2039	4,000	4,187
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/2040	2,250	2,338
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,270	1,367
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	680	715
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,480	1,599
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	635	664
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,071
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	585	609
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,000	1,065
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,310	2,394
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,057
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	500	538
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,770	1,970
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,250	2,320
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,049
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,112
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,765	1,765
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	350	347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,315	3,403
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,150	1,265
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,150	1,132
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,365	3,441
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,590	2,819
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,500	1,451
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	350	341
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,470	2,515
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	2,000	1,903
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	1,690	1,582
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	300	282
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2040	1,000	1,066
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	1,470	1,535
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,090	3,197
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	3,235	3,323
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	3,385	3,457
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	1,000	866
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	3,520	3,579
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/2029	2,010	2,056
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/2030	1,890	1,931
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/2033	2,920	2,959
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/2036	5,630	5,903
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/2037	1,495	1,305
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/2039	1,100	1,071
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/2040	1,345	1,081
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/2041	1,925	1,512
	Maine State Housing Authority Local or Guaranteed Housing Revenue	2.300%	11/15/2046	425	266
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2048	1,095	1,099
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2055	4,010	4,462
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2033	1,460	1,532
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2034	1,750	1,827
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2034	1,000	1,075
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	425	461
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	810	867
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	695	740
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	620	656
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	1,000	997
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	1,055	1,030
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2038	1,170	1,127
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2040	1,850	1,708
	Regional School Unit No. 14 GO	5.000%	11/1/2037	825	908
	Regional School Unit No. 14 GO	5.000%	11/1/2042	1,000	1,046
					112,467
Maryland (1.0%)
	Anne Arundel County MD GO	5.000%	4/1/2027	1,070	1,115
	Baltimore County MD GO	4.000%	3/1/2034	2,650	2,688
	Baltimore County MD GO	4.000%	3/1/2035	7,845	7,899
	Baltimore County MD GO	5.000%	7/1/2042	8,030	8,410
	Baltimore County MD GO	5.000%	2/1/2043	2,395	2,493
	Baltimore County MD GO	5.000%	3/1/2043	6,200	6,481
	Baltimore County MD GO	5.000%	7/1/2043	8,440	8,782
	Baltimore County MD GO	5.000%	7/1/2044	1,930	1,998
	Baltimore County MD GO	5.000%	2/1/2045	2,355	2,428
	Baltimore County MD GO	5.000%	7/1/2045	1,795	1,850
	Baltimore County MD GO	5.000%	7/1/2046	1,885	1,933
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/2028	190	186
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/2029	215	210
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/2029	300	291
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/2030	200	194
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/2031	200	192
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/2032	255	242
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/2033	265	248
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/2034	290	269
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/2034	600	554
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/2035	300	275
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	4.875%	6/1/2042	875	849
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2033	1,020	1,041
	Frederick County MD Tax Increment/Allocation Revenue (Oakdale-lake Linganore Project)	3.250%	7/1/2029	740	715
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2027	2,000	2,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2028	2,000	2,045
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2033	5,000	5,063
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2036	2,000	2,008
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/2027	1,000	959
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/2029	4,855	4,474
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/2026	5,320	5,392
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/2033	4,925	4,719
	Howard County MD (Consolidated Public Improvement Project) GO	4.000%	8/15/2042	6,985	6,554
	Maryland Community Development Administration Intergovernmental Agreement Revenue	3.000%	6/1/2041	3,005	2,359
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	4,805	4,856
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2029	1,000	1,062
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.100%	9/1/2041	9,000	5,950
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.350%	2/1/2044	7,335	6,690
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/2049	775	777
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	790	819
[9]	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	5,600	6,226
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2029	15,900	15,932
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/2030	3,000	3,093
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2030	31,000	30,956
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.500%	10/1/2033	5,000	4,509
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2035	17,260	15,741
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	3.250%	9/1/2030	905	871
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2033	1,880	2,005
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2036	1,100	1,143
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2037	600	618
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2038	500	509
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2039	500	503
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2045	1,030	1,034
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.625%	7/1/2043	2,500	2,596
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2028	300	314
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2029	300	317
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2030	300	320
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2031	565	604
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2026	2,000	2,029
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2027	1,350	1,388
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2028	2,000	2,084
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2029	1,850	1,926
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2030	1,250	1,297
	Maryland GO	5.000%	8/1/2026	39,710	40,736
	Maryland GO	5.000%	8/1/2026	20,000	20,517
	Maryland GO	5.000%	8/1/2027	8,165	8,579
	Maryland GO	5.000%	6/1/2028	10,000	10,714
	Maryland GO	5.000%	8/1/2028	4,500	4,715
	Maryland GO	3.500%	3/15/2032	10,000	10,014
	Maryland GO	5.000%	6/1/2036	25,000	27,635
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.250%	6/1/2042	2,035	2,007
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.250%	6/1/2043	2,320	2,277
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/2030	350	371
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/2032	400	420
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2034	700	679
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2036	425	401
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2038	500	457
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2039	475	427
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2041	1,515	1,308
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2026	210	211
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	235	241
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2028	5,685	5,855
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	1,420	1,497
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	565	581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	160	168
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2029	2,250	2,315
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	1,500	1,604
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	425	436
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	285	303
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2030	2,180	2,239
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	850	868
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2031	2,470	2,655
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	1,950	2,079
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,016
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	6,650	6,657
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2033	1,000	967
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	5,000	5,004
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2034	2,565	2,524
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2034	1,835	1,933
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2035	2,500	2,618
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	1,445	1,482
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	6,435	6,133
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	745	694
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	2,400	2,248
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	13,830	13,878
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2039	5,970	5,443
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2039	3,540	3,279
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2040	3,180	2,901
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	870	783
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	3,115	2,817
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	4,725	5,179
[3,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.830%	7/1/2041	69,350	69,350
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2027	460	478
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2028	1,350	1,432
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2029	1,510	1,633
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2032	3,000	3,345
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2033	2,000	2,238
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2034	2,250	2,519
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2035	2,285	2,309
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2035	1,990	2,014
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2035	2,635	2,915
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2037	4,350	4,320
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2037	1,010	1,003
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2038	4,830	4,735
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2039	3,500	3,400
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2039	4,300	4,178
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2040	3,185	3,026
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2041	4,100	4,269
	Maryland Stadium Authority Appropriations Revenue	3.000%	6/1/2042	11,455	8,503
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2042	4,755	4,908
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2043	5,360	5,497
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2044	4,000	4,081
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2045	7,000	7,111
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2032	5,595	5,453
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2033	3,500	3,354
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/2034	9,000	7,439
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/2035	8,000	6,431
	Maryland State Transportation Authority Highway Revenue	2.125%	7/1/2036	10,000	7,923
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2037	7,975	6,970
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2038	2,250	1,917
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/2038	2,280	2,244
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2040	4,750	3,839
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2040	3,000	3,190
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2041	5,000	5,268
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2042	5,000	5,218
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2043	1,500	1,556
[14]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	3.850%	7/1/2034	10,000	9,943
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	5.000%	1/1/2043	1,410	1,442
	Montgomery County MD GO	3.000%	11/1/2036	16,000	14,367
	Montgomery County MD GO	5.000%	8/1/2037	10,100	10,867
	Montgomery County MD GO	3.000%	11/1/2038	5,000	4,269
	Montgomery County MD GO	4.000%	8/1/2040	11,250	10,889
	Prince George's County MD COP	5.000%	10/1/2043	4,500	4,500

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Prince George's County MD GO	5.000%	7/15/2026	22,685	23,218
Prince George's County MD GO	4.000%	7/15/2030	7,500	7,732
Prince George's County MD GO	4.000%	7/15/2031	1,000	1,038
Prince George's County MD GO	3.000%	7/15/2033	14,000	13,433
Prince George's County MD GO	5.000%	8/1/2041	4,400	4,638
Prince George's County MD GO	5.000%	8/1/2044	6,945	7,170
Prince George's County MD Health, Hospital, Nursing Home Revenue	4.750%	4/1/2027	3,510	3,516
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	1,030	1,032
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	3,185	3,174
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2026	965	972
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2026	770	776
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2028	1,100	1,117
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2029	500	507
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2030	935	946
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2032	535	538
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2032	750	754
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2035	1,000	989
University System of Maryland College & University Revenue	4.000%	4/1/2031	6,600	6,708
University System of Maryland College & University Revenue	3.000%	4/1/2032	5,360	5,261
University System of Maryland College & University Revenue	3.125%	4/1/2033	5,520	5,411
Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/2026	7,000	7,155
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/2033	14,265	14,411
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2041	10,220	9,757
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2041	1,020	974
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2043	11,050	10,232
				812,777
Massachusetts (1.7%)
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2029	805	812
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2039	1,000	978
Commonwealth of Massachusetts GO	5.000%	12/1/2025	20,080	20,251
Commonwealth of Massachusetts GO	5.000%	7/1/2028	14,520	15,607
Commonwealth of Massachusetts GO	5.000%	9/1/2028	6,935	7,482
Commonwealth of Massachusetts GO	5.000%	5/1/2030	1,080	1,201
Commonwealth of Massachusetts GO	5.000%	10/1/2030	51,030	57,049
Commonwealth of Massachusetts GO	5.000%	10/1/2031	11,400	12,858
Commonwealth of Massachusetts GO	5.250%	1/1/2034	20,000	21,355
Commonwealth of Massachusetts GO	5.000%	5/1/2034	1,300	1,478
Commonwealth of Massachusetts GO	3.000%	3/1/2036	7,930	7,307
Commonwealth of Massachusetts GO	5.000%	9/1/2036	23,520	24,465
Commonwealth of Massachusetts GO	5.000%	12/1/2036	6,500	6,596
Commonwealth of Massachusetts GO	2.000%	3/1/2037	6,020	4,629
Commonwealth of Massachusetts GO	5.000%	5/1/2037	1,300	1,408
Commonwealth of Massachusetts GO	5.000%	9/1/2037	10,030	10,380
Commonwealth of Massachusetts GO	5.000%	11/1/2037	20,000	20,502
Commonwealth of Massachusetts GO	3.000%	11/1/2038	6,000	5,185
Commonwealth of Massachusetts GO	5.000%	5/1/2039	1,200	1,277
Commonwealth of Massachusetts GO	5.000%	6/1/2039	8,650	9,366
Commonwealth of Massachusetts GO	3.000%	7/1/2039	4,010	3,411
Commonwealth of Massachusetts GO	3.000%	11/1/2039	4,500	3,797
Commonwealth of Massachusetts GO	2.000%	3/1/2040	3,055	2,096
Commonwealth of Massachusetts GO	5.000%	5/1/2040	1,250	1,318
Commonwealth of Massachusetts GO	5.000%	5/1/2040	1,000	1,028
Commonwealth of Massachusetts GO	3.000%	11/1/2040	10,840	8,963
Commonwealth of Massachusetts GO	5.000%	1/1/2041	4,750	4,983
Commonwealth of Massachusetts GO	2.000%	3/1/2041	8,280	5,488
Commonwealth of Massachusetts GO	5.000%	3/1/2041	3,820	4,010
Commonwealth of Massachusetts GO	5.000%	5/1/2041	2,500	2,614
Commonwealth of Massachusetts GO	5.000%	5/1/2041	1,800	1,891
Commonwealth of Massachusetts GO	3.000%	11/1/2041	2,550	2,053
Commonwealth of Massachusetts GO	5.000%	11/1/2041	5,000	5,253
Commonwealth of Massachusetts GO	5.000%	1/1/2042	6,190	6,438
Commonwealth of Massachusetts GO	2.000%	3/1/2042	8,815	5,641
Commonwealth of Massachusetts GO	5.000%	5/1/2042	5,390	5,592
Commonwealth of Massachusetts GO	5.000%	5/1/2042	3,000	3,124
Commonwealth of Massachusetts GO	5.000%	6/1/2042	4,020	4,219
Commonwealth of Massachusetts GO	5.000%	11/1/2042	5,000	5,207
Commonwealth of Massachusetts GO	5.000%	12/1/2042	5,000	5,218
Commonwealth of Massachusetts GO	5.000%	3/1/2043	10,850	11,222
Commonwealth of Massachusetts GO	5.000%	4/1/2043	3,000	3,125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	5/1/2043	1,185	1,222
	Commonwealth of Massachusetts GO	5.000%	5/1/2043	2,000	2,063
	Commonwealth of Massachusetts GO	5.000%	5/1/2043	5,000	5,174
	Commonwealth of Massachusetts GO	5.250%	9/1/2043	16,000	16,298
	Commonwealth of Massachusetts GO	5.000%	11/1/2043	21,825	22,474
	Commonwealth of Massachusetts GO	5.000%	11/1/2043	14,000	14,487
	Commonwealth of Massachusetts GO	5.000%	3/1/2044	8,560	8,808
	Commonwealth of Massachusetts GO	5.000%	4/1/2044	1,750	1,813
	Commonwealth of Massachusetts GO	5.000%	5/1/2044	2,500	2,573
	Commonwealth of Massachusetts GO	5.000%	11/1/2044	2,500	2,573
	Commonwealth of Massachusetts GO	5.000%	12/1/2044	7,085	7,304
	Commonwealth of Massachusetts GO	5.000%	4/1/2045	1,535	1,579
	Commonwealth of Massachusetts GO	5.000%	5/1/2045	4,000	4,100
	Commonwealth of Massachusetts GO	5.000%	7/1/2045	19,050	19,209
	Commonwealth of Massachusetts GO	5.000%	5/1/2047	5,355	5,450
[4]	Commonwealth of Massachusetts GO TOB VRDO	2.800%	8/1/2025	9,495	9,495
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2040	620	620
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Project)	5.000%	6/1/2035	8,450	8,815
[4]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	2.850%	8/1/2025	800	800
	Lowell MA GO	4.000%	8/1/2037	1,695	1,692
	Lowell MA GO	3.000%	9/1/2037	2,400	2,112
	Lowell MA GO	3.000%	9/1/2038	2,490	2,135
	Lowell MA GO	3.000%	9/1/2039	2,000	1,673
	Lowell MA GO	4.000%	8/1/2041	2,000	1,898
	Lynn MA GO	3.000%	9/1/2045	3,060	2,305
	Marblehead MA GO	2.000%	7/15/2041	1,255	827
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	5,500	6,252
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	14,375	16,435
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	2,100	2,266
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	15,515	17,705
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	2,730	2,825
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	700	768
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	9,890	11,257
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	3,675	3,750
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	5,015	5,117
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	5,795	5,975
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	820	890
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	800	868
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	5,020	5,109
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	5,000	5,135
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	10,000	10,931
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	8,760	8,966
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	1,500	1,599
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	10,000	10,799
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2040	3,250	3,074
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	6,500	6,949
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	5,000	5,288
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	5,000	5,237
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	3,685	3,821
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	5,000	5,201
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	8,140	8,395
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	5,000	5,171
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	9,000	9,249
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	7,000	7,164
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2027	1,565	1,625
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2037	325	355
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2038	300	324
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2040	550	580
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2042	700	727
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2025	800	801
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2026	170	172
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	180	185
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	180	188
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2028	1,325	1,371
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,275	1,296
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	190	200
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	195	207
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2030	1,460	1,501
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2031	200	213
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	415	441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	1,580	1,595
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	2,000	2,052
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	250	267
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	430	457
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	260	265
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2033	500	533
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	870	876
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	515	522
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	560	568
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2033	3,175	3,189
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2034	900	909
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	1,525	1,526
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2035	410	435
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2035	1,900	1,711
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	2,145	2,169
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	500	527
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	20,000	20,704
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2036	1,000	995
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2037	600	627
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2037	945	932
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2038	610	645
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2038	550	535
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2039	770	806
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	5,060	4,461
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	2,250	1,992
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	1,680	1,572
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2039	580	557
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2040	535	553
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	16,000	17,631
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2042	5,775	5,510
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2042	450	458
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	1,000	978
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2043	1,075	950
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	3,290	2,961
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	3,500	3,039
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	18,195	20,344
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	13,040	14,766
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	33,310	37,458
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,015
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	500	502
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	1,310	1,322
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,010	5,093
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,230	1,273
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,300	3,485
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	175	187
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	530	574
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/2029	900	902
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	200	216
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2030	670	720
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	650	710
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2031	2,505	2,754
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,365	1,428
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2031	695	749
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2032	2,635	2,914
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,650	1,739
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	310	335
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	32,680	35,771
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	17,575	17,608
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2032	705	761
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	475	510
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2033	2,770	3,072
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,660	1,719
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,360	1,424
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	325	349
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2033	580	626
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	575	612
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	3,000	3,098
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2034	2,910	3,230
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	4,355	4,487
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,040

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	295	314
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	5,710	5,781
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	27,335	29,743
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	600	634
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,835	1,881
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	5,500	5,637
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,250	1,291
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	205	217
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	6,370	6,949
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2035	640	681
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	5,240	5,302
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	5,000	5,101
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,020	1,048
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	5,700	5,798
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	4,555	4,585
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	5,000	5,067
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,120	1,128
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,200	1,188
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	260	269
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	270	278
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2039	675	689
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	5,000	5,018
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	9/1/2040	585	604
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	28,300	26,062
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,295	1,158
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	1,900	1,634
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,030	2,088
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2042	4,000	4,092
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,160	2,208
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	3,000	3,048
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	4,000	4,040
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2045	2,500	2,448
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2045	2,500	2,510
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	4,205	4,512
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	9/1/2025	2,770	2,775
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2028	345	368
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2029	645	701
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2030	675	743
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2029	2,500	2,729
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/2030	1,375	1,514
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/15/2030	815	898
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.375%	7/15/2045	4,800	4,657
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	4.250%	7/1/2034	500	492
[4]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2044	710	660
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2039	700	736
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2041	500	522
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2042	750	776
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2043	750	771
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2044	500	511
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2045	500	509
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2029	2,365	2,382
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2030	2,485	2,492
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2032	2,000	1,973
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2033	1,955	1,907
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2038	5,000	4,641
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (UMass Dartmouth Student Housing Program)	5.000%	10/1/2028	1,255	1,267
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2025	7,000	7,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/2036	250	281
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/2040	975	1,055
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	9/1/2042	775	825
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/2030	5,000	5,596
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2027	5,165	5,206
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2028	12,060	12,294
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2029	3,005	3,021
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/2029	7,740	7,821
[14]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2045	2,000	1,480
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	4,005	4,008
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,470	1,471
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	2,500	2,501
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	3,905	4,106
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	4,770	4,974
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	2,860	2,962
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	2,560	2,635
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/2032	28,685	28,708
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2033	14,250	14,566
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2034	9,580	9,782
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2037	40,000	39,998
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2039	10,645	10,745
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/2025	14,175	14,188
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/2039	1,145	824
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2034	1,540	1,623
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2038	1,000	1,031
[9]	Wakefield MA GO	5.000%	8/15/2041	3,855	4,069
[9]	Wakefield MA GO	5.000%	8/15/2042	4,080	4,268
[9]	Wakefield MA GO	5.000%	8/15/2043	1,835	1,907
[1]	Worcester MA GO	4.000%	2/15/2039	1,805	1,770
[1]	Worcester MA GO	4.000%	2/15/2041	2,460	2,326
					1,297,159
Michigan (2.4%)
[16]	Allegan Public School District GO	5.000%	5/1/2039	1,075	1,137
[16]	Allegan Public School District GO	5.000%	5/1/2041	2,330	2,428
[16]	Allegan Public School District GO	5.000%	5/1/2042	2,435	2,516
[16]	Allegan Public School District GO	5.000%	5/1/2043	1,270	1,304
[16]	Alpena MI Public Schools GO	4.375%	5/1/2047	1,000	923
	Ann Arbor School District GO	5.000%	5/1/2038	1,000	1,058
	Ann Arbor School District GO	5.000%	5/1/2041	12,305	12,826
	Ann Arbor School District GO	5.000%	5/1/2042	12,905	13,333
[16]	Battle Creek MI School District GO	5.000%	5/1/2032	2,920	2,964
[16]	Battle Creek MI School District GO	5.000%	5/1/2033	1,500	1,521
[16]	Battle Creek MI School District GO	5.000%	5/1/2034	3,065	3,105
[16]	Berkley School District GO	5.000%	5/1/2040	450	478
[16]	Berkley School District GO	5.000%	5/1/2041	775	812
[16]	Berkley School District GO	5.000%	5/1/2042	1,050	1,092
[16]	Berkley School District GO	5.000%	5/1/2043	1,470	1,517
[16]	Berkley School District GO	5.000%	5/1/2044	3,020	3,104
	Bloomfield Hills School District GO	5.000%	5/1/2040	1,100	1,151
	Bloomfield Hills School District GO	5.000%	5/1/2042	550	566
	Bloomfield Hills School District GO	5.000%	5/1/2043	500	511
[16]	Chippewa Valley Schools GO	5.000%	5/1/2032	1,005	1,011
[16]	Chippewa Valley Schools GO	5.000%	5/1/2033	1,725	1,833
[16]	Chippewa Valley Schools GO	5.000%	5/1/2034	2,850	3,001
[16]	Chippewa Valley Schools GO	5.000%	5/1/2034	1,080	1,086
[16]	Chippewa Valley Schools GO	5.000%	5/1/2035	2,850	2,984
[16]	Chippewa Valley Schools GO	5.000%	5/1/2035	800	805
[16]	Chippewa Valley Schools GO	5.000%	5/1/2036	3,325	3,462
[16]	Chippewa Valley Schools GO	5.000%	5/1/2037	3,475	3,599
[9,16]	Clarkston Community Schools GO	5.000%	5/1/2038	500	538
[9,16]	Clarkston Community Schools GO	5.000%	5/1/2039	325	346
[9,16]	Clarkston Community Schools GO	5.000%	5/1/2040	500	527
[9,16]	Clarkston Community Schools GO	5.000%	5/1/2041	750	782
[9,16]	Clarkston Community Schools GO	5.000%	5/1/2042	1,525	1,575
[9,16]	Clarkston Community Schools GO	5.000%	5/1/2043	1,150	1,180
[9,16]	Clarkston Community Schools GO	5.000%	5/1/2044	1,450	1,480
[9,16]	Clarkston Community Schools GO	5.000%	5/1/2045	1,600	1,627
[1,16]	Detroit City School District GO	5.250%	5/1/2027	1,210	1,264
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2032	3,250	3,576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2034	3,000	3,307
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2041	3,250	3,348
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2042	2,000	2,042
	Detroit MI GO	5.000%	4/1/2032	800	857
	Detroit MI GO	5.000%	4/1/2033	1,525	1,623
	Detroit MI GO	5.000%	4/1/2034	400	423
	Detroit MI GO	5.000%	4/1/2036	1,800	1,876
	Detroit MI GO	5.000%	4/1/2036	2,750	2,796
	Detroit MI GO	5.500%	4/1/2036	435	460
	Detroit MI GO	5.000%	4/1/2037	1,000	1,035
	Detroit MI GO	5.000%	4/1/2039	1,900	1,941
	Detroit MI GO	5.500%	4/1/2040	680	702
	Detroit MI GO	6.000%	5/1/2043	475	508
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2032	2,000	2,212
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2033	2,000	2,216
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2034	1,750	1,906
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2035	2,000	2,147
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2036	1,000	1,063
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2037	1,800	1,897
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2038	2,000	2,088
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2039	1,500	1,556
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2026	1,130	1,146
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2028	1,000	1,058
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2030	1,895	2,006
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2032	2,315	2,432
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2035	1,310	1,362
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2037	1,610	1,663
[16]	East Lansing School District GO	5.000%	5/1/2028	695	724
[16]	East Lansing School District GO	5.000%	5/1/2029	500	520
[16]	East Lansing School District GO	5.000%	5/1/2030	615	638
[16]	East Lansing School District GO	5.000%	5/1/2031	1,955	2,022
[16]	East Lansing School District GO	5.000%	5/1/2033	755	776
[16]	East Lansing School District GO	5.000%	5/1/2034	1,540	1,577
[16]	East Lansing School District GO	5.000%	5/1/2036	1,125	1,146
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/2030	1,250	1,285
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/2031	2,900	2,976
[2,4,5]	Eastern Michigan University College & University Revenue TOB VRDO	2.830%	8/1/2025	43,190	43,190
[1,16]	Fenton Area Public Schools GO	4.000%	5/1/2042	2,320	2,099
[1,16]	Fenton Area Public Schools GO	4.000%	5/1/2043	2,410	2,158
[1,16]	Fenton Area Public Schools GO	4.000%	5/1/2045	2,580	2,268
[12]	Freddie Mac Pool	3.350%	10/1/2038	14,651	13,669
[12]	Freddie Mac Pool	4.400%	10/1/2040	14,400	14,590
[12]	Freddie Mac Pool	4.350%	4/1/2041	1,923	1,863
[16]	Galesburg-Augusta Community Schools GO	3.000%	5/1/2039	1,000	830
	Grand Rapids MI GO	5.000%	4/1/2037	500	549
	Grand Rapids MI GO	5.000%	4/1/2041	590	617
	Grand Rapids MI GO	5.000%	4/1/2042	1,560	1,615
	Grand Rapids MI GO	5.000%	4/1/2042	1,000	1,042
	Grand Rapids MI GO	5.000%	4/1/2043	1,090	1,122
	Grand Rapids MI GO	5.000%	4/1/2044	855	875
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2040	1,050	1,106
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2041	1,200	1,250
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2042	1,225	1,266
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2043	1,700	1,741
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2044	1,450	1,480
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2028	23,065	24,676
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2032	1,930	2,158
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2033	7,945	8,922
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	2,585	2,706
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	6,195	6,961
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	8,000	8,937
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	2,125	2,374
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	2,720	2,834
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	825	924
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	8,525	9,423
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	2,235	2,486
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2036	2,350	2,437
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2037	1,495	1,543
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2037	3,240	3,467
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2037	4,465	4,816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	2,645	2,717
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	1,400	1,485
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	5,660	6,040
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	3,500	3,777
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	1,600	1,709
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2039	4,275	4,567
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2040	1,100	1,158
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2040	1,000	1,052
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2040	8,565	9,098
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2041	1,145	1,195
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2041	7,000	7,381
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2042	1,200	1,245
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2043	1,025	1,056
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2030	17,025	17,307
[1]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/2033	4,750	4,774
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2036	52,215	52,680
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2026	920	940
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2027	5,035	5,257
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2027	975	1,018
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2029	14,000	15,212
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2029	1,080	1,173
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	835	913
[1]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/2033	13,380	13,448
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	750	807
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	1,375	1,478
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	930	993
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	1,440	1,536
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	3,145	3,435
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	6,320	6,887
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	5,000	5,598
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2036	1,515	1,604
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	750	789
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	1,595	1,679
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	1,500	1,617
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	1,370	1,483
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2038	1,000	1,044
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2038	1,670	1,748
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2038	1,000	1,067
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2039	1,000	1,037
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2039	1,755	1,825
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2039	3,085	3,269
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2039	2,750	2,917
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2040	1,840	1,903
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2040	600	634
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2040	4,390	4,633
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2041	700	732
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2041	4,415	4,623
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2042	1,015	1,052
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2042	3,295	3,428
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2043	1,325	1,364
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2045	1,850	1,864
[16]	Greenville MI Public Schools GO	3.000%	11/1/2034	2,545	2,333
	Grosse Pointe Public School System GO	5.000%	5/1/2036	1,635	1,709
	Grosse Pointe Public School System GO	5.000%	5/1/2037	1,350	1,404
	Grosse Pointe Public School System GO	5.000%	5/1/2038	1,300	1,346
	Grosse Pointe Public School System GO	5.000%	5/1/2039	1,000	1,031
[16]	Howell Public Schools GO	5.000%	5/1/2034	1,000	1,116
[16]	Howell Public Schools GO	5.000%	5/1/2035	1,330	1,482
[16]	Howell Public Schools GO	5.000%	5/1/2037	1,740	1,893
[16]	Howell Public Schools GO	5.000%	5/1/2040	1,400	1,470
[16]	Howell Public Schools GO	5.000%	5/1/2041	1,655	1,726
[16]	Howell Public Schools GO	5.000%	5/1/2042	3,100	3,200
[16]	Howell Public Schools GO	5.000%	5/1/2043	2,135	2,187
[16]	Howell Public Schools GO	5.000%	5/1/2044	1,495	1,523
[16]	Hudsonville Public Schools GO	5.000%	5/1/2033	1,360	1,404
[16]	Hudsonville Public Schools GO	4.000%	5/1/2034	1,050	1,068
[16]	Hudsonville Public Schools GO	5.000%	5/1/2034	1,120	1,153
[16]	Hudsonville Public Schools GO	4.000%	5/1/2035	560	567
[16]	Hudsonville Public Schools GO	5.000%	5/1/2035	1,000	1,025
[16]	Hudsonville Public Schools GO	5.000%	5/1/2036	1,000	1,023

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Hudsonville Public Schools GO	4.000%	5/1/2037	1,460	1,452
[16]	Hudsonville Public Schools GO	5.000%	5/1/2037	1,015	1,034
[16]	Hudsonville Public Schools GO	4.000%	5/1/2039	1,065	1,016
[16]	Hudsonville Public Schools GO	4.000%	5/1/2040	1,300	1,237
	Huntington Woods MI GO	3.000%	10/1/2040	1,440	1,164
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2033	3,800	3,601
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2036	4,150	3,705
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2037	4,275	3,756
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2038	4,400	3,755
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	1,910	1,941
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	4,640	4,710
[1]	Kalamazoo Public Schools GO	5.000%	5/1/2042	1,125	1,137
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2025	1,000	1,006
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2027	1,120	1,169
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2031	1,020	1,056
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2032	1,030	1,063
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2033	2,140	2,202
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2037	1,145	1,165
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2032	1,000	1,120
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2033	1,000	1,122
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2034	1,100	1,236
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2035	1,535	1,694
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2036	1,110	1,214
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2037	2,000	2,168
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2038	1,750	1,875
[16]	Lake Orion Community School District GO	4.000%	5/1/2031	400	421
[16]	Lake Orion Community School District GO	4.000%	5/1/2033	600	621
[16]	Lake Orion Community School District GO	5.000%	5/1/2033	3,800	4,048
[16]	Lake Orion Community School District GO	5.000%	5/1/2034	2,400	2,543
[16]	Lake Orion Community School District GO	5.000%	5/1/2035	4,280	4,516
[16]	Lake Orion Community School District GO	5.000%	5/1/2036	3,800	3,982
[16]	Lake Orion Community School District GO	5.000%	5/1/2037	4,025	4,191
[16]	Lake Orion Community School District GO	4.000%	5/1/2040	1,100	1,041
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2034	310	350
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2035	275	309
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2036	850	949
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2037	1,250	1,381
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2038	1,700	1,857
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2039	1,300	1,406
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2040	1,700	1,817
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2041	1,900	2,011
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2042	1,555	1,630
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2043	2,875	2,993
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2044	1,000	1,035
[16]	L'Anse Creuse Public Schools GO	5.000%	5/1/2045	1,370	1,412
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	3,265	3,274
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2040	2,750	2,907
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2041	2,000	2,094
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2042	2,930	3,044
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2043	3,750	3,871
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2044	3,000	3,080
[1]	Lansing MI GO	4.000%	6/1/2039	3,570	3,406
[1]	Lansing MI GO	4.000%	6/1/2040	1,000	944
[16]	Lansing School District GO	5.000%	5/1/2039	1,255	1,334
[16]	Lansing School District GO	5.000%	5/1/2041	1,380	1,436
[16]	Lansing School District GO	5.000%	5/1/2043	1,150	1,174
[16]	Lansing School District GO	5.000%	5/1/2044	850	862
[1,16]	Lincoln Consolidated School District GO	5.000%	5/1/2026	1,265	1,289
[1]	Livonia Public Schools GO	5.000%	5/1/2039	1,380	1,446
[1]	Livonia Public Schools GO	5.000%	5/1/2042	4,395	4,487
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2027	1,610	1,675
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2029	1,645	1,712
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2030	2,540	2,638
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2031	2,030	2,103
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2034	1,835	1,884
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2042	3,500	3,523
	Macomb MI Intermediate School District GO	5.000%	5/1/2040	1,500	1,558
	Macomb MI Intermediate School District GO	5.000%	5/1/2041	2,900	3,000
	Macomb MI Intermediate School District GO	5.000%	5/1/2042	3,575	3,666
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,145	1,164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,010	1,026
[16]	Marysville Public Schools District GO	5.000%	5/1/2029	2,290	2,327
[16]	Marysville Public Schools District GO	5.000%	5/1/2033	3,285	3,331
	Michigan (Environmental Program) GO	5.000%	12/1/2025	7,835	7,900
	Michigan (Environmental Program) GO	3.000%	5/15/2039	1,440	1,241
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2030	725	742
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2031	660	671
	Michigan Finance Authority College & University Revenue	4.000%	2/1/2032	285	278
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2032	690	739
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2033	725	767
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2034	1,140	1,198
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2036	1,010	1,043
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2037	1,200	1,232
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2039	1,045	947
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2040	1,100	976
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2041	1,120	973
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2028	1,020	1,079
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2031	1,300	1,362
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/2035	1,530	1,534
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/2037	1,655	1,622
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2038	1,000	1,016
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/2029	415	423
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/2030	425	432
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2031	910	873
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2032	950	901
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2033	990	923
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2034	1,000	920
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2035	400	362
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2036	565	502
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2037	640	560
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2038	660	565
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2039	645	543
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,000	1,002
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	4,000	4,123
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	4,010	4,165
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	870	871
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,800	2,910
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,070	2,172
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,525	1,604
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	4,165	4,410
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	1,000	1,002
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,375	2,489
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	4,395	4,738
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,015	1,017
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	4,880	5,057
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	1,600	1,717
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	2,580	2,584
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	3,770	3,898
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2031	12,000	13,220
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	2,655	2,658
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2031	1,000	1,076
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	4,290	4,424
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	11,450	12,675
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2032	1,475	1,591
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,665	3,742
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	3,345	3,526
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2033	1,000	1,078
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2033	1,000	1,078
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	5,040	5,100
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2034	1,000	1,077
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2034	1,000	1,091
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	7,870	7,953
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	5,145	5,300
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2035	2,245	2,337
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	10,000	9,845
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	8,810	9,048
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2036	5,570	5,767
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2036	7,315	7,806
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	3,190	3,211
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	3,310	3,178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	6,020	6,203
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2037	1,800	1,915
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2037	8,145	8,604
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	12,000	12,140
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2038	10,255	10,499
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	1,715	1,652
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2038	8,305	8,676
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2039	12,000	12,215
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2039	1,850	1,934
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	8,295	8,507
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	5,740	5,125
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/2041	1,100	1,138
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	5,000	5,049
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/2043	1,375	1,407
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2044	6,990	6,027
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	4/1/2026	1,320	1,342
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2033	2,030	2,075
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2034	2,125	2,156
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2035	2,005	2,022
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2026	2,310	2,378
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2027	1,320	1,389
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2030	2,200	2,328
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2031	1,020	1,072
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2032	1,225	1,282
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2033	1,095	1,140
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2034	1,440	1,492
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2035	1,525	1,576
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2036	2,045	2,104
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2037	2,515	2,574
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2038	2,110	2,148
[2,4]	Michigan Finance Authority Intergovernmental Agreement Revenue TOB VRDO	3.000%	8/1/2025	21,600	21,600
[4]	Michigan Finance Authority Revenue PUT	3.875%	2/1/2028	30,000	30,028
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2026	500	505
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	2,650	2,780
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	3,305	3,444
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	3,250	3,377
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2034	2,000	1,943
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2035	2,350	2,266
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,570	1,499
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2037	4,215	3,962
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	4,630	4,282
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	5,355	4,885
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2040	3,750	3,379
	Michigan Finance Authority Water Revenue	4.000%	10/1/2030	7,540	7,620
	Michigan Finance Authority Water Revenue	5.000%	10/1/2036	5,540	5,757
	Michigan Finance Authority Water Revenue	5.000%	10/1/2037	7,005	7,244
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/2036	4,475	4,674
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	10,115	10,336
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2034	3,625	3,693
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2038	8,035	8,751
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2042	7,750	8,080
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2043	3,505	3,628
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2028	8,135	8,173
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2029	26,630	26,755
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2032	24,205	24,319
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2032	4,660	4,682
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2033	12,000	12,056
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2035	13,405	13,468
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2037	1,000	1,075
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2038	6,675	6,706

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2038	450	479
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2041	1,000	1,039
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/2043	1,025	934
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,160	2,225
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,490	2,614
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,290	2,400
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,410	1,474
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,865	1,945
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	3,035	3,155
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	6,770	7,151
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	7,115	7,441
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	8,280	8,577
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2043	8,385	8,625
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2044	1,850	1,892
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2045	1,765	1,797
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2046	1,420	1,439
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2032	6,540	7,064
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2035	10,135	10,859
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2028	2,655	2,759
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2027	7,190	7,190
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.450%	10/1/2044	2,250	2,156
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/2047	1,585	1,584
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2048	1,320	1,326
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/2050	3,880	3,883
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2052	1,340	1,325
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2053	8,995	9,386
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/2053	24,180	25,970
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	2,905	3,199
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	23,970	26,605
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Avon Towers Project)	4.250%	10/1/2041	17,505	16,261
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2027	3,875	3,898
	Michigan State University College & University Revenue	5.000%	2/15/2030	900	970
	Michigan State University College & University Revenue	5.000%	2/15/2031	1,450	1,555
	Michigan State University College & University Revenue	5.000%	2/15/2032	1,380	1,469
	Michigan State University College & University Revenue	5.000%	2/15/2033	1,940	2,052
	Michigan State University College & University Revenue	5.000%	2/15/2034	5,820	6,115
	Michigan State University College & University Revenue	5.000%	2/15/2035	1,300	1,358
	Michigan State University College & University Revenue	5.000%	2/15/2036	1,860	1,933
	Michigan State University College & University Revenue	4.000%	2/15/2038	1,000	974
	Michigan State University College & University Revenue	5.000%	8/15/2040	1,300	1,301
	Michigan State University College & University Revenue	5.000%	2/15/2042	2,830	2,959
	Michigan State University College & University Revenue	5.000%	2/15/2043	2,500	2,595
	Michigan State University College & University Revenue	5.250%	8/15/2046	18,180	18,917
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	3,710	3,724
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/2030	1,480	1,487
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/2034	2,170	2,180
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/2035	1,370	1,375
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	1,145	1,130
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	17,960	17,651
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	6,510	6,268
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2039	17,935	17,061
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2040	16,595	15,640
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2044	9,920	8,787
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2045	10,500	9,266
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2038	2,000	2,147
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2040	10,625	11,257
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2041	17,230	18,054
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2042	22,840	23,679
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2043	31,790	32,702
[16]	Milan Area Schools GO	5.000%	5/1/2027	1,055	1,097
[16]	Milan Area Schools GO	5.000%	5/1/2028	1,100	1,169
[16]	Milan Area Schools GO	5.000%	5/1/2029	1,155	1,249
[16]	Milan Area Schools GO	5.000%	5/1/2032	1,670	1,784
[16]	Milan Area Schools GO	5.000%	5/1/2034	1,940	2,050
	Northern Michigan University College & University Revenue	5.000%	6/1/2035	300	328
	Northern Michigan University College & University Revenue	5.000%	6/1/2036	500	539
	Northern Michigan University College & University Revenue	5.000%	6/1/2037	770	822
	Northern Michigan University College & University Revenue	5.000%	6/1/2038	770	814
	Northern Michigan University College & University Revenue	5.000%	6/1/2039	625	657
	Northern Michigan University College & University Revenue	5.000%	6/1/2040	650	678

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Michigan University College & University Revenue	5.000%	6/1/2041	820	848
	Northern Michigan University College & University Revenue	5.250%	6/1/2042	1,000	1,043
	Northern Michigan University College & University Revenue	5.250%	6/1/2043	1,000	1,034
	Northern Michigan University College & University Revenue	5.250%	6/1/2044	780	798
	Northern Michigan University College & University Revenue	5.250%	6/1/2045	1,000	1,012
[16]	Northview Public Schools GO	2.000%	11/1/2032	1,780	1,522
	Northville Public Schools GO	5.000%	5/1/2040	880	904
	Northville Public Schools GO	5.000%	5/1/2041	1,250	1,271
	Northville Public Schools GO	5.000%	5/1/2042	1,630	1,644
	Northville Public Schools GO	5.000%	5/1/2043	1,000	1,005
	Oakland University College & University Revenue	5.000%	3/1/2027	785	796
	Oakland University College & University Revenue	5.000%	3/1/2028	1,250	1,265
	Oakland University College & University Revenue	5.000%	3/1/2029	1,735	1,756
	Oakland University College & University Revenue	5.000%	3/1/2031	2,350	2,370
	Oakland University College & University Revenue	5.000%	3/1/2032	3,140	3,165
	Oakland University College & University Revenue	5.000%	3/1/2032	1,290	1,428
	Oakland University College & University Revenue	5.000%	3/1/2033	1,775	1,788
	Oakland University College & University Revenue	5.000%	3/1/2033	1,275	1,396
	Oakland University College & University Revenue	5.000%	3/1/2034	3,745	3,771
	Oakland University College & University Revenue	5.000%	3/1/2035	2,205	2,219
	Oakland University College & University Revenue	5.000%	3/1/2036	2,025	2,036
	Oakland University College & University Revenue	5.000%	3/1/2036	1,500	1,601
	Oakland University College & University Revenue	5.000%	3/1/2037	1,500	1,591
	Oakland University College & University Revenue	5.000%	3/1/2038	1,575	1,657
	Oakland University College & University Revenue	5.000%	3/1/2039	1,675	1,750
	Oakland University College & University Revenue	5.000%	3/1/2040	3,200	3,312
	Oakland University College & University Revenue	5.000%	3/1/2041	3,360	3,453
	Oakland University College & University Revenue	5.000%	3/1/2042	3,530	3,603
[16]	Okemos Public Schools GO	5.000%	5/1/2041	400	419
[16]	Okemos Public Schools GO	5.000%	5/1/2042	1,150	1,194
[16]	Okemos Public Schools GO	5.000%	5/1/2043	550	567
[16]	Okemos Public Schools GO	5.000%	5/1/2044	600	615
	Plymouth-Canton Community School District GO	5.000%	5/1/2042	2,325	2,390
	Portage Public Schools GO	4.000%	11/1/2032	3,195	3,267
	Portage Public Schools GO	4.000%	11/1/2033	1,465	1,489
	Portage Public Schools GO	5.000%	11/1/2033	2,130	2,159
	Portage Public Schools GO	4.000%	11/1/2034	3,725	3,750
	Portage Public Schools GO	5.000%	11/1/2035	1,300	1,315
	Portage Public Schools GO	5.000%	11/1/2036	1,535	1,551
	Portage Public Schools GO	4.000%	11/1/2037	1,900	1,856
	Rochester Community School District GO	3.000%	5/1/2033	2,090	1,975
[16]	Rockford Public Schools GO	5.000%	5/1/2033	2,470	2,504
[16]	Rockford Public Schools GO	5.000%	5/1/2039	1,730	1,831
[16]	Rockford Public Schools GO	5.000%	5/1/2040	1,735	1,823
[16]	Rockford Public Schools GO	5.000%	5/1/2041	3,110	3,240
[16]	Rockford Public Schools GO	5.000%	5/1/2042	3,700	3,824
[16]	Rockford Public Schools GO	5.000%	5/1/2043	1,300	1,333
[16]	Romeo Community School District GO	5.000%	5/1/2032	1,290	1,309
[16]	Romeo Community School District GO	5.000%	5/1/2033	1,350	1,369
[16]	Romeo Community School District GO	5.000%	5/1/2034	1,425	1,444
[16]	Romeo Community School District GO	5.000%	5/1/2035	1,000	1,012
[16]	Saginaw City School District GO	4.000%	5/1/2030	1,105	1,157
[16]	Saginaw City School District GO	4.000%	5/1/2036	700	701
[16]	Saginaw City School District GO	4.000%	5/1/2040	3,260	3,049
[16]	Saginaw City School District GO	4.000%	5/1/2041	1,130	1,043
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,250	1,312
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,020	1,084
	South Lyon Community Schools GO	5.000%	5/1/2033	600	670
	South Lyon Community Schools GO	5.000%	5/1/2034	1,000	1,115
	South Lyon Community Schools GO	5.000%	5/1/2035	600	671
	Southfield MI GO	3.000%	5/1/2033	2,630	2,485
	University of Michigan College & University Revenue	5.000%	4/1/2031	1,090	1,176
	University of Michigan College & University Revenue	5.000%	4/1/2034	3,520	3,610
	University of Michigan College & University Revenue	5.000%	4/1/2035	3,360	3,436
	University of Michigan College & University Revenue	5.000%	4/1/2036	1,260	1,326
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	4,030	4,195
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	5,090	5,298
[16]	Warren Consolidated Schools GO	5.000%	5/1/2030	2,265	2,300
[16]	Warren Consolidated Schools GO	5.000%	5/1/2032	2,485	2,521
[16]	Warren Consolidated Schools GO	5.000%	5/1/2032	2,300	2,443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Warren Consolidated Schools GO	5.000%	5/1/2033	1,400	1,478
[16]	Warren Consolidated Schools GO	5.000%	5/1/2035	2,600	2,715
[16]	Warren Consolidated Schools GO	5.000%	5/1/2037	1,430	1,479
[16]	Warren Consolidated Schools GO	5.000%	5/1/2039	1,405	1,434
	Warren MI GO	5.000%	11/1/2041	1,300	1,362
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2025	2,460	2,478
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2026	2,495	2,566
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2027	840	883
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2027	2,395	2,524
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2028	670	701
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2028	1,720	1,805
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2029	1,525	1,531
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2029	660	689
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2030	830	864
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2030	785	819
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2031	2,310	2,317
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2031	760	788
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2032	2,925	2,933
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2033	10,165	10,188
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2034	3,390	3,396
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2034	2,600	2,605
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2034	780	801
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2035	3,870	3,875
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2035	645	660
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2035	6,085	6,301
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2036	645	656
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2036	5,000	5,124
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	900	909
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	610	618
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	8,000	8,151
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	1,025	1,114
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2038	6,030	6,118
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2038	1,160	1,248
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2041	1,640	1,714
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2042	1,890	1,953
	Wayne State University College & University Revenue	5.000%	11/15/2036	1,700	1,709
	Wayne State University College & University Revenue	5.000%	11/15/2037	1,750	1,759
	West Ottawa Public Schools GO	5.000%	5/1/2044	1,700	1,735
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2029	200	218
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2030	400	440
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2032	200	218
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2033	590	637
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2034	250	268
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2034	600	643
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2035	600	637
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2037	400	419
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2037	600	628
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2038	250	260
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2039	405	418
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2039	200	206
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2040	500	513
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2040	225	231
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2041	400	407
[16]	Woodhaven-Brownstown School District GO	5.000%	5/1/2030	3,850	3,912
[16]	Woodhaven-Brownstown School District GO	5.000%	5/1/2031	3,905	3,966
[2]	Zeeland Public Schools GO	5.000%	5/1/2043	1,730	1,753
					1,894,709
Minnesota (1.0%)
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/2040	1,575	1,512
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/2041	1,640	1,548
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/2042	1,705	1,585
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2029	250	270
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2031	500	548
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	1,200	1,236
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	3,390	2,974
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	1,500	1,524
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,790	1,433
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2042	1,320	1,358
[12]	Freddie Mac Pool	3.900%	7/1/2040	5,731	5,466

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/2036	300	322
Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/2037	375	400
Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/2039	650	683
Goodridge Independent School District No. 561 GO	4.000%	2/1/2039	1,265	1,227
Goodridge Independent School District No. 561 GO	4.000%	2/1/2040	1,315	1,281
Goodridge Independent School District No. 561 GO	4.000%	2/1/2041	1,370	1,289
Hennepin County MN GO	5.000%	12/1/2029	3,545	3,906
Hennepin County MN GO	5.000%	12/15/2033	7,000	7,399
Hennepin County MN GO	5.000%	12/1/2034	5,180	5,320
Hennepin County MN GO	5.000%	12/15/2037	11,300	11,733
Hennepin County MN GO	5.000%	12/15/2038	6,000	6,203
Hennepin County MN GO	5.000%	12/15/2038	4,250	4,433
Hennepin County MN GO	5.000%	12/1/2041	7,005	7,420
Mankato Independent School District No. 77 GO	4.000%	2/1/2042	7,885	7,363
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	1,350	1,362
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	1,400	1,429
Metropolitan Council GO	4.000%	3/1/2041	3,080	3,012
Metropolitan Council GO	4.000%	3/1/2042	1,970	1,899
Minneapolis MN GO	3.000%	12/1/2032	30	29
Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	3,730	3,632
Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	2,000	1,834
Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	19,440	20,531
Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	25,030	26,925
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,750	1,835
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2029	590	609
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	5,340	5,499
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	690	711
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2031	555	570
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2032	3,970	4,067
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2032	635	651
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2033	650	665
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2034	910	929
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2035	875	890
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2036	940	953
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2037	940	952
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/2028	3,225	3,244
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/2029	3,385	3,405
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/2030	3,405	3,425
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/2033	3,615	3,627
Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/2034	4,005	4,019
Minnesota (State Office Building Project) COP	5.000%	11/1/2039	8,500	8,967
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	2,000	2,159
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2039	2,570	2,697
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2040	3,600	3,725
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	4,000	4,095
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	4,085	4,140
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	5,590	5,597
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2044	6,005	5,952
Minnesota GO	5.000%	8/1/2026	13,000	13,328
Minnesota GO	5.000%	8/1/2027	12,790	13,452
Minnesota GO	5.000%	8/1/2028	13,105	14,093
Minnesota GO	5.000%	8/1/2028	19,210	20,652
Minnesota GO	5.000%	8/1/2029	21,800	23,923
Minnesota GO	5.000%	8/1/2029	4,405	4,830
Minnesota GO	5.000%	8/1/2035	9,535	9,694
Minnesota GO	5.000%	10/1/2037	5,000	5,139
Minnesota GO	5.000%	8/1/2038	12,700	13,809
Minnesota GO	5.000%	8/1/2040	10,610	11,217
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2026	1,030	1,045
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2027	1,080	1,093
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2027	200	210
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2028	1,135	1,148
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2028	570	609
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2029	1,195	1,208
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2029	420	456
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2030	1,250	1,261
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2031	1,310	1,319
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2032	1,380	1,387
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2033	1,445	1,449
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2033	650	683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2034	1,520	1,522
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2034	300	314
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2035	650	676
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2040	2,005	2,075
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2041	2,210	2,269
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2042	1,725	1,757
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2043	2,650	2,685
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2044	2,690	2,714
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	1,625	1,677
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	2,165	2,305
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2033	3,230	3,332
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2033	1,235	1,274
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2035	3,500	3,557
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2036	2,215	2,215
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2037	3,705	3,651
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2037	2,305	2,271
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/2031	195	182
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/2031	150	141
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	1/1/2032	185	173
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	7/1/2032	255	234
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	1/1/2033	185	167
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/2033	190	173
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	1/1/2034	410	359
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	1/1/2034	260	232
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/2034	335	291
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	7/1/2034	775	683
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/2043	4,745	3,531
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	1/1/2044	525	374
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/2047	13,267	11,165
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2048	2,175	2,186
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	2,511	2,513
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/2052	10,940	10,809
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	8,495	8,504
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/2053	8,155	8,634
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	3,985	4,294
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	2,620	2,921
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	1/1/2055	11,090	12,471
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	9,715	10,910
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2056	6,030	6,701
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	37,060	37,505
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.921%	12/1/2052	17,000	17,014
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2027	14,595	15,215
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2027	11,620	12,113
	Moorhead Independent School District No. 152 GO	2.625%	2/1/2039	10,025	7,818
	Moorhead Independent School District No. 152 GO	3.000%	2/1/2042	2,990	2,408
	Moorhead MN Public Utility Electric Power & Light Revenue	4.000%	11/1/2042	1,350	1,247
	Osseo Independent School District No. 279 GO	5.000%	2/1/2027	1,350	1,402
	Osseo Independent School District No. 279 GO	4.000%	2/1/2038	27,755	27,487
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2037	19,000	18,840
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2039	20,750	20,182
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2040	21,250	20,471
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2041	7,400	7,065
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/2030	9,640	9,690
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/2041	6,185	5,878
	St. Cloud Independent School District No. 742 GO	0.000%	2/1/2034	310	225
	St. Cloud Independent School District No. 742 GO	0.000%	2/1/2035	840	578
	St. Cloud Independent School District No. 742 GO	0.000%	2/1/2036	650	423
	St. Cloud Independent School District No. 742 GO	0.000%	2/1/2037	1,000	614
	St. Cloud Independent School District No. 742 GO	0.000%	2/1/2038	2,845	1,645
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2033	765	848
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	750	832
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2038	2,265	2,394
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2039	2,000	2,096
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2040	5,000	5,189
	St. Cloud MN Independent School District No 742 GO	0.000%	2/1/2032	250	199
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2027	100	96
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2028	100	93
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2031	120	100
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2033	235	179
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	805	834

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	780	807
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,070	3,323
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	4,095	4,453
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,970	2,025
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	3,875	4,224
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	3,650	3,974
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,105	1,126
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	1,245	1,192
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	1,500	1,421
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,500	1,393
	Stillwater Independent School District No. 834 GO	5.000%	2/1/2026	7,565	7,657
	University of Minnesota College & University Revenue	5.000%	9/1/2039	1,120	1,137
	Virginia Independent School District No. 706 GO	3.000%	2/1/2032	7,345	7,081
	Virginia Independent School District No. 706 GO	3.000%	2/1/2034	3,900	3,655
	Virginia Independent School District No. 706 GO	3.000%	2/1/2035	4,000	3,646
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/2026	1,050	1,060
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/2027	1,660	1,718
	Westonka Independent School District No. 277 GO	4.000%	2/1/2042	2,595	2,416
	Westonka Independent School District No. 277 GO	4.000%	2/1/2043	910	836
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/2033	7,465	7,217
					757,457
Mississippi (0.4%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,665	3,694
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	11,095	10,948
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2032	5,480	5,523
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2033	3,785	3,804
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2034	4,880	4,891
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/2028	1,530	1,589
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/2029	1,395	1,448
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/2031	1,165	1,202
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/2032	2,070	2,086
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/2033	1,500	1,507
	Mississippi Development Bank Intergovernmental Agreement Revenue (Rankin County School District Project)	5.000%	6/1/2028	775	825
	Mississippi Development Bank Intergovernmental Agreement Revenue (Rankin County School District Project)	5.000%	6/1/2031	1,000	1,069
	Mississippi Development Bank Intergovernmental Agreement Revenue (Rankin County School District Project)	5.000%	6/1/2032	1,500	1,593
	Mississippi Development Bank Intergovernmental Agreement Revenue (Rankin County School District Project)	5.000%	6/1/2033	1,710	1,807
	Mississippi Development Bank Intergovernmental Agreement Revenue (Rankin County School District Project)	5.000%	6/1/2034	870	915
	Mississippi Development Bank Intergovernmental Agreement Revenue (Rankin County School District Project)	5.000%	6/1/2035	1,380	1,443
	Mississippi Development Bank Intergovernmental Agreement Revenue (Rankin County School District Project)	5.000%	6/1/2036	1,000	1,041
	Mississippi Development Bank Intergovernmental Agreement Revenue (Rankin County School District Project)	5.000%	6/1/2037	665	689
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2026	6,045	6,101
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2027	7,985	8,245
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2028	2,315	2,443
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2031	2,890	3,178
[4]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/2041	1,000	770
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2029	5,545	5,949
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	4,090	4,452
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2031	2,590	2,849
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2032	11,500	12,723
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2029	3,000	3,218
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2030	3,000	3,265
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2031	5,000	5,499
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2032	10,000	11,063
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/2026	6,045	6,129
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/2027	4,745	4,804
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2027	2,085	2,177
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2028	1,540	1,636
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2030	5,515	5,795

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2031	5,420	5,670
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2033	1,000	1,037
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2034	4,165	4,304
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2035	3,000	3,088
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2036	10,500	10,762
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2037	11,130	11,361
Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/2038	11,690	11,014
Mississippi GO	5.000%	10/1/2029	15,080	15,805
Mississippi GO	4.000%	12/1/2032	10	10
Mississippi GO, Prere.	5.000%	11/1/2026	1,250	1,288
Mississippi GO, Prere.	5.000%	11/1/2026	2,750	2,834
Mississippi GO, Prere.	5.000%	11/1/2026	3,635	3,746
Mississippi GO, Prere.	5.000%	11/1/2026	4,000	4,122
Mississippi Home Corp. Local or Guaranteed Housing Revenue	4.050%	12/1/2039	9,335	8,781
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,000	1,057
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	800	838
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	800	833
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	745	771
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2036	745	767
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,000	1,024
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2027	1,200	1,230
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2028	3,495	3,642
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2029	1,360	1,439
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2029	1,150	1,216
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2031	2,215	2,351
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2032	1,750	1,845
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2033	1,750	1,838
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2034	2,410	2,517
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/2033	875	879
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/2035	2,010	2,008
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2032	260	291
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2034	300	336
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2035	375	416
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2036	500	549
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2037	750	815
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2038	750	807
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2039	800	853
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2040	1,000	1,058
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2042	1,150	1,191
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2043	1,250	1,286
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2044	750	767
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	4.000%	10/1/2045	1,200	1,053
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/2033	1,500	1,532
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2035	2,565	2,568
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2036	1,540	1,523
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2037	1,740	1,713
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2038	3,220	3,141
Warren County MS Industrial Revenue	4.000%	9/1/2032	6,700	6,724
Warren County MS Industrial Revenue	4.200%	5/1/2034	3,000	2,991
				274,061
Missouri (1.0%)
Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/2025	1,000	999
Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/2026	750	746
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	2,000	2,025
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	1,000	1,035
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,400	1,443
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	1,540	1,583
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	1,070	1,097
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	750	766
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	5,115	5,597
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	1,540	1,633
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,620	1,614

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Center MO School District No. 58 GO	4.000%	3/1/2032	3,350	3,388
Center MO School District No. 58 GO	4.000%	3/1/2033	2,330	2,348
Center MO School District No. 58 GO	4.000%	3/1/2034	3,630	3,647
Independence MO School District GO	3.250%	3/1/2040	1,850	1,603
Independence MO School District GO	3.250%	3/1/2041	2,650	2,251
Jackson County MO Reorganized School District No. 7 GO	3.000%	3/1/2040	3,500	2,851
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2026	7,830	7,855
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2027	12,745	12,786
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2029	13,640	13,684
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2030	14,425	14,471
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2031	6,765	6,787
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/2037	1,765	1,870
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/2038	1,500	1,671
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/2042	3,125	3,368
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/2043	3,700	3,968
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/2044	2,280	2,432
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/2035	300	275
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/2037	600	531
Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/2042	3,979	3,746
Kansas City MO GO	5.000%	2/1/2029	750	812
Kansas City MO GO	5.000%	2/1/2030	800	880
Kansas City MO GO	5.000%	2/1/2032	240	266
Kansas City MO GO	5.000%	2/1/2033	300	333
Kansas City MO GO	5.000%	2/1/2035	250	278
Kansas City MO GO	5.000%	2/1/2036	400	438
Kansas City MO GO	5.000%	2/1/2037	450	487
Kansas City MO GO	5.000%	2/1/2040	500	524
Kansas City MO GO	5.000%	2/1/2041	650	674
Kansas City MO GO	5.000%	2/1/2042	800	822
Kansas City MO GO	4.000%	2/1/2043	7,300	6,614
Kansas City MO GO	4.000%	2/1/2043	1,350	1,228
Kansas City MO GO	4.000%	2/1/2044	1,725	1,550
Kansas City MO GO	5.000%	2/1/2045	450	455
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2029	2,025	2,141
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2030	1,190	1,191
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2031	1,740	1,741
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2031	1,510	1,588
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2033	2,020	2,108
Kansas City MO Sanitary Sewer System Sewer Revenue	3.000%	1/1/2037	2,500	2,175
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2038	500	540
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2039	675	721
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2040	1,875	1,978
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2041	1,310	1,370
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2044	1,000	1,028
Kansas City MO School District COP	5.000%	4/1/2033	2,000	2,223
Kansas City MO School District COP	5.000%	4/1/2034	4,195	4,650
Kansas City MO School District COP	5.000%	4/1/2035	4,405	4,865
Kansas City MO School District COP	5.000%	4/1/2041	5,805	5,958
Kansas City MO School District COP	5.000%	4/1/2042	6,100	6,197
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2034	6,295	7,032
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2035	4,000	4,470
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2036	7,940	8,784
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2037	9,080	9,938
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2038	4,250	4,600
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2039	3,005	3,220
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2040	3,900	4,126
Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2037	2,000	2,120
Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2038	3,355	3,525
Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2039	2,150	2,245
Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2040	1,250	1,296
Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2041	2,025	2,081
Kansas City MO Special Obligation Revenue (Main Streetcar Extension Program)	5.000%	9/1/2032	1,300	1,447
Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2033	1,645	1,824
Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2038	1,655	1,746
Kansas City MO Water Revenue	5.000%	12/1/2036	2,550	2,834
Kansas City MO Water Revenue	5.000%	12/1/2039	625	666
Kansas City MO Water Revenue	5.000%	12/1/2041	1,200	1,260
Kansas City MO Water Revenue	5.000%	12/1/2041	3,000	3,167
Kansas City MO Water Revenue	5.000%	12/1/2042	1,895	1,968
Kansas City MO Water Revenue	5.000%	12/1/2043	1,000	1,032

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	1,855	1,909
Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/2026	2,095	2,097
Liberty Public School District No. 53 GO	5.000%	3/1/2040	2,300	2,390
Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/2033	5,500	5,170
Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/2035	3,705	3,351
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	1,410	1,466
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2035	4,690	4,779
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2036	2,415	2,456
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,055	1,073
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	2,045	2,047
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,820	1,905
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,000	1,001
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,995	2,137
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	2,105	2,237
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,355	1,444
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,425	1,508
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,225	1,287
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	2,360	2,593
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	1,500	1,575
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	6,840	6,846
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	29,000	29,011
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2035	500	516
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	5,305	5,156
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2036	450	463
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	2,615	2,638
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	1,800	1,762
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	6,550	6,746
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	520	506
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	2,500	2,410
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2037	5,325	5,018
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2038	855	816
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	2,000	1,723
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2039	600	563
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2039	1,980	1,756
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	2,565	2,417
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	3,400	2,737
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2042	5,800	5,299
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2042	3,000	3,161
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2043	3,805	3,424
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2043	4,200	4,400
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2044	5,000	5,209
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/2026	1,150	1,158
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/2028	1,000	1,006
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/2029	1,150	1,157
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/2030	510	513
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/2031	1,350	1,356
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/2031	1,165	1,229
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/2032	500	502
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/2032	795	839
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/2033	550	551
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2031	400	422
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2032	1,265	1,336
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2033	1,290	1,358
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2034	3,560	3,733
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2036	3,945	4,066
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2042	15,855	15,306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2028	15,971	16,942
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	6,920	7,298
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/2026	35,000	35,664
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	11/1/2047	490	370
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	2,380	2,381
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/2051	1,140	1,134
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/2052	9,525	9,535
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/2053	3,365	3,499
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/2053	2,660	2,838
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2037	665	720
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2038	415	445
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2039	910	972
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2040	515	549
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2041	660	698
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2042	615	645
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Missouri Solar Power Project)	5.250%	5/1/2043	2,995	3,045
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2032	1,660	1,827
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2033	3,000	3,314
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2034	2,425	2,682
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2032	5,245	5,252
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2034	7,810	8,685
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2036	7,935	8,713
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2037	4,590	5,003
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2039	1,850	1,981
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2035	10,010	10,037
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2038	9,810	9,347
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2039	5,315	4,988
	Republic School District No. R-3 GO	4.000%	3/1/2040	1,250	1,197
	Republic School District No. R-3 GO	4.000%	3/1/2041	1,510	1,414
	Springfield MO Public Utility COP	5.000%	11/1/2043	17,475	18,013
	Springfield MO Public Utility COP	4.000%	11/1/2044	15,400	13,749
	Springfield MO Public Utility Revenue COP	4.000%	11/1/2045	16,000	14,097
	Springfield School District No. R-12 GO	4.000%	3/1/2041	4,345	4,123
	St. Charles County School District No. R-IV Wentzville (Direct Deposit Program) GO	4.000%	3/1/2031	5,585	5,675
	St. Charles School District GO	3.000%	3/1/2039	3,025	2,540
	St. Charles School District GO	3.000%	3/1/2040	2,000	1,646
	St. Charles School District GO	3.000%	3/1/2041	1,800	1,453
	St. Louis Community College District COP	4.000%	4/1/2043	1,120	997
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	10,725	10,658
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/2042	1,500	1,469
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2031	2,500	2,666
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2032	4,060	4,308
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	2,700	2,850
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	1,700	1,905
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	2,250	2,364
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	1,250	1,404
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	5,570	5,750
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2043	2,000	2,051
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	2,250	2,296
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	4.590%	9/12/2025	1,155	1,118
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	4.590%	9/12/2025	4,020	3,759
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	4.590%	9/12/2025	3,585	3,233
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2029	2,680	2,329
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2030	3,590	2,996
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	4.590%	9/12/2025	1,000	968
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	4.590%	9/12/2025	3,475	3,249
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	4.590%	9/12/2025	3,100	2,795
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2029	2,320	2,016
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2030	3,105	2,591
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	0.000%	7/15/2033	2,000	1,450
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	5.000%	10/1/2040	2,250	2,306
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/2026	2,550	2,571
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/2029	4,200	4,230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Louis School District (Direct Deposit Program) GO, Prere.	4.000%	4/1/2026	4,835	4,879
[1]	St. Louis School District GO	5.000%	4/1/2038	2,000	2,110
[1]	St. Louis School District GO	5.000%	4/1/2039	6,725	7,045
[1]	St. Louis School District GO	5.000%	4/1/2040	7,130	7,415
	Union R-XI School District GO	4.000%	3/1/2034	1,290	1,299
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/2033	2,850	2,150
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	20,975	23,416
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2031	2,000	2,255
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2032	2,305	2,620
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2033	2,500	2,853
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2034	11,445	13,097
					758,759
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/2032	13,650	13,614
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	3/1/2034	3,750	3,647
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	12,535	12,764
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/2031	6,080	6,080
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.250%	6/1/2054	1,725	1,877
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2055	2,755	3,000
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/2028	1,835	1,843
[9]	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	6.000%	12/1/2055	1,740	1,922
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	500	517
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	2,500	2,574
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	455	480
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	2,635	2,709
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	620	667
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	2,015	2,067
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	490	512
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	2,000	2,045
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,030	1,126
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,500	1,647
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	405	419
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,165	1,259
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	1,000	1,066
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	585	602
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,695	1,812
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2035	4,000	3,989
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	425	436
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	640	629
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2036	3,675	3,619
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	670	685
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2037	3,250	3,153
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	1,260	1,284
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,000	956
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	2,250	2,168
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,580	1,601
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2039	830	784
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (Montana Children's Home & Hospital Project)	3.000%	7/1/2040	2,020	1,675
	Montana State Board of Regents College & University Revenue	3.000%	11/15/2034	2,525	2,318
	Montana State Board of Regents College & University Revenue	3.000%	11/15/2036	890	788
					88,334
Multiple States (0.4%)
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/2030	13,155	11,995
[4,12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/2035	30,900	25,842
[4,12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/2036	19,080	16,844
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	4.759%	8/25/2041	3,984	3,973
[4,12]	FHLMC Multifamily Certificates Revenue	2.600%	9/15/2033	45,110	38,628
[4,12]	FHLMC Multifamily Certificates Revenue	2.625%	6/15/2035	46,355	40,127
[4,12]	FHLMC Multifamily Certificates Revenue Local or Guaranteed Housing Revenue	2.650%	6/15/2036	30,145	26,081
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/2036	18,674	17,360
[3,12]	Freddie Mac Multifamily ML Certificates	3.157%	12/25/2038	27,819	24,002
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.996%	12/25/2036	52,558	52,050
[3,12]	FRETE Trust Class AUS Series 2025-ML30	4.783%	7/25/2042	8,550	8,548
	National Finance Authority Affordable Housing Certificates	4.150%	10/20/2040	17,153	16,130
					281,580
Nebraska (0.8%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	4,320	4,391
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2027	3,000	3,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	3,165	3,292
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2033	4,000	4,266
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2034	5,115	5,452
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2042	27,525	27,829
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	161,760	169,800
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	51,760	53,847
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/2025	32,485	32,485
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	74,835	79,440
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	500	533
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	600	648
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	450	490
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	275	298
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	600	636
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	425	414
[9]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	1,400	1,483
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	525	503
[9]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	1,920	2,015
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	1,200	1,131
[9]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	2,110	2,196
[9]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	2,060	2,122
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	570	523
[9]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	580	606
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2041	300	270
[9]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	870	891
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	2,005	2,017
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,160	1,167
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,770	1,778
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	1,250	1,256
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,895	1,903
[9]	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	2,370	2,511
[9]	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	3,980	4,177
[9]	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	3,390	3,529
[9]	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	3,440	3,544
[9]	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	1,000	1,045
[9]	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	500	517
	Douglas County NE College & University Revenue (Creighton University Project)	5.000%	7/1/2036	4,000	4,370
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/2038	1,475	1,436
	Elkhorn School District GO	4.000%	12/15/2032	325	332
	Elkhorn School District GO	4.000%	12/15/2033	375	381
	Elkhorn School District GO	4.000%	12/15/2034	350	354
	Elkhorn School District GO	4.000%	12/15/2035	350	352
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	2,100	2,112
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2029	1,670	1,805
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.850%	3/1/2031	2,075	2,112
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.900%	9/1/2031	1,200	1,221
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	3/1/2032	1,275	1,288
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	9/1/2032	745	750
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/2033	1,710	1,420
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/2033	800	815
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/1/2033	500	506
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/2045	4,045	4,001
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2052	3,430	3,381
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2038	3,500	3,661
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2039	9,335	9,698
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2039	4,820	5,007
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2040	1,270	1,312
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2040	5,065	5,231
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2041	5,320	5,466
	Omaha NE GO	5.000%	4/15/2030	345	381
	Omaha NE GO	5.000%	4/15/2040	740	782
	Omaha NE GO	5.000%	4/15/2041	900	944
	Omaha NE GO	5.000%	4/15/2042	775	807
	Omaha NE GO	5.000%	4/15/2043	800	829
	Omaha NE Sewer Revenue	4.000%	4/1/2034	650	664
	Omaha NE Sewer Revenue	4.000%	4/1/2035	500	506
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2035	3,265	3,362
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2036	7,250	7,419
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2037	2,600	2,644
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2038	1,150	1,216
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2039	1,500	1,572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2039	5,000	5,362
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/2040	2,500	2,052
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2040	2,250	2,325
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2040	4,000	4,235
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2041	1,800	1,849
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2041	2,845	2,988
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	4,500	4,656
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	1,685	1,743
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	1,225	1,270
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	3,090	3,229
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	4,280	4,400
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	1,500	1,542
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	1,245	1,281
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	3,000	3,116
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2044	1,270	1,301
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2044	2,000	2,071
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2045	1,295	1,324
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2041	4,945	4,970
	Omaha School District GO	5.000%	12/15/2027	2,000	2,111
	Omaha School District GO	3.000%	12/15/2035	2,700	2,434
	Omaha School District GO	3.000%	12/15/2042	1,000	775
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2037	725	792
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2038	1,590	1,717
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2040	2,280	2,423
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2041	3,095	3,256
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2042	2,350	2,447
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2043	2,000	2,069
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2045	3,650	3,725
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2034	3,375	3,779
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2035	2,000	2,243
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2040	2,840	2,873
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2026	1,975	1,980
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2027	3,470	3,516
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2029	1,600	1,612
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2030	4,065	4,089
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2031	4,030	4,042
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2032	4,265	4,266
					600,095
Nevada (0.9%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2034	980	991
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	17,350	18,517
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2040	3,300	3,368
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2041	3,550	3,607
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2042	3,325	3,363
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	825	826
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2027	1,545	1,617
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2028	2,370	2,468
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2029	2,195	2,282
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2035	10,390	10,686
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2036	6,600	6,765
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2037	5,530	5,651
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2040	13,425	12,620
	Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/2042	2,090	1,653
	Clark County NV GO	5.000%	6/1/2027	2,625	2,744
	Clark County NV GO	4.000%	11/1/2031	5,950	6,005
	Clark County NV GO	4.000%	6/1/2032	12,000	12,139
	Clark County NV GO	4.000%	11/1/2032	1,015	1,022
	Clark County NV GO	5.000%	11/1/2032	3,000	3,202
	Clark County NV GO	5.000%	6/1/2035	1,315	1,369
	Clark County NV GO	3.000%	7/1/2035	1,180	1,084
	Clark County NV GO	4.000%	12/1/2036	15,050	14,937
	Clark County NV GO	4.000%	12/1/2037	18,825	18,483
	Clark County NV GO	5.000%	6/1/2038	12,290	12,643
	Clark County NV GO	4.000%	12/1/2038	21,055	20,416
	Clark County NV Industrial Revenue	2.100%	6/1/2031	28,500	25,161
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2031	11,925	12,797
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2032	7,100	7,578
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2033	7,525	7,984
[1]	Clark County School District GO	5.000%	6/15/2028	9,530	9,931

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Clark County School District GO	4.000%	6/15/2030	10,505	10,721
[1]	Clark County School District GO	4.000%	6/15/2031	10,930	11,107
	Clark County School District GO	5.000%	6/15/2031	13,955	15,485
	Clark County School District GO	5.000%	6/15/2032	15,735	17,586
[2]	Clark County School District GO	3.000%	6/15/2033	6,585	6,125
[1]	Clark County School District GO	4.000%	6/15/2033	11,920	12,107
	Clark County School District GO	5.000%	6/15/2033	15,630	17,549
[2]	Clark County School District GO	3.000%	6/15/2034	10,920	9,968
[1]	Clark County School District GO	4.000%	6/15/2034	12,400	12,524
[1]	Clark County School District GO	5.000%	6/15/2034	1,000	1,071
	Clark County School District GO	4.000%	6/15/2035	14,810	14,775
	Clark County School District GO	4.000%	6/15/2035	10,075	10,051
[1]	Clark County School District GO	5.000%	6/15/2035	1,350	1,434
[1]	Clark County School District GO	4.000%	6/15/2036	1,250	1,250
[2]	Clark County School District GO	3.000%	6/15/2037	4,000	3,414
	Clark County School District GO	3.000%	6/15/2037	8,730	7,361
[1]	Clark County School District GO	4.000%	6/15/2037	1,250	1,234
	Clark County School District GO	3.000%	6/15/2038	11,595	9,551
[1]	Clark County School District GO	4.000%	6/15/2038	1,000	971
[2]	Clark County School District GO	3.000%	6/15/2039	3,540	2,882
	Clark County School District GO	3.000%	6/15/2039	9,395	7,608
[1]	Clark County School District GO	4.000%	6/15/2039	1,000	944
	Clark County School District GO	3.000%	6/15/2040	11,760	9,317
	Clark County School District GO	5.000%	6/15/2040	9,000	9,345
	Clark County School District GO	3.000%	6/15/2041	10,760	8,341
[1]	Clark County School District GO	3.000%	6/15/2041	10,000	8,166
	Clark County Water Reclamation District GO	4.000%	7/1/2032	1,110	1,117
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2026	565	578
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2026	940	962
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2027	1,815	1,848
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2028	1,620	1,727
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2031	300	305
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2036	1,500	1,618
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2037	1,350	1,381
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2038	1,350	1,433
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2038	1,725	1,756
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2039	700	736
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2040	1,250	1,304
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2041	1,990	2,054
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2042	2,365	2,426
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	2,300	2,349
	Las Vegas NV GO	4.000%	6/1/2030	4,610	4,645
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.000%	12/1/2039	400	394
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/2028	255	243
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.625%	6/1/2030	535	489
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/2031	525	471
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/2033	515	441
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/2036	825	656
	Las Vegas Valley Water District GO	3.000%	6/1/2032	8,085	7,844
	Las Vegas Valley Water District GO	3.000%	6/1/2033	13,080	12,453
	Las Vegas Valley Water District GO	5.000%	6/1/2035	4,150	4,203
	Las Vegas Valley Water District GO	5.000%	6/1/2035	6,000	6,077
	Las Vegas Valley Water District GO	5.000%	6/1/2038	19,610	20,178
	Las Vegas Valley Water District GO	4.000%	6/1/2039	3,300	3,219
	Las Vegas Valley Water District GO	5.000%	6/1/2039	3,550	3,643
	Las Vegas Valley Water District GO	4.000%	6/1/2041	9,240	8,743
	Las Vegas Valley Water District GO	4.000%	6/1/2042	1,090	1,016
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2032	28,000	28,197
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2033	16,170	16,227
	Nevada Highway Improvement Fuel Sales Tax Revenue	3.000%	12/1/2039	1,155	972
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2042	6,490	6,048
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2042	3,250	2,937
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2043	5,725	5,233
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2043	3,380	3,003
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/2052	2,675	2,797
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	750	779
[4]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/2042	1,095	1,099
	Reno NV Sales Tax Revenue	5.000%	6/1/2030	500	533
	Reno NV Sales Tax Revenue	5.000%	6/1/2031	500	530
[1]	Reno NV Sales Tax Revenue	5.000%	6/1/2033	450	471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Reno NV Sales Tax Revenue	5.000%	6/1/2035	500	520
	Reno NV Sales Tax Revenue	5.000%	6/1/2036	615	636
	Reno NV Sales Tax Revenue	5.000%	6/1/2037	500	514
	Reno NV Sales Tax Revenue	5.000%	6/1/2038	500	512
[1]	Reno NV Sales Tax Revenue	5.000%	6/1/2038	650	664
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	600	651
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	500	525
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	600	622
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	650	667
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	690	703
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	650	659
[17]	Storey County School District GO	5.000%	6/1/2028	985	1,052
[17]	Storey County School District GO	5.000%	6/1/2029	1,925	2,094
[17]	Storey County School District GO	5.000%	6/1/2030	2,020	2,231
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2026	4,080	4,173
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2027	3,215	3,366
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2030	3,625	3,765
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2035	540	548
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2038	4,500	4,590
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/2026	7,750	7,927
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/2026	1,255	1,284
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	2,800	2,793
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	1,375	1,371
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/2042	2,200	2,223
[1]	Washoe County NV School District GO	3.000%	10/1/2035	2,000	1,824
	Washoe County NV School District GO	3.000%	6/1/2039	6,960	5,914
	Washoe County NV School District GO	3.000%	6/1/2040	5,670	4,693
	Washoe County NV School District GO	4.000%	6/1/2040	4,490	4,263
	Washoe County NV School District GO	3.000%	6/1/2041	7,385	5,963
	Washoe County NV School District GO	4.000%	6/1/2041	8,830	8,377
	Washoe County NV School District GO	3.000%	6/1/2042	6,105	4,810
	Washoe County NV School District GO	3.000%	6/1/2044	8,070	6,114
	Washoe NV County School District GO	4.000%	10/1/2043	3,665	3,322
	Washoe NV County School District GO	4.000%	10/1/2046	4,185	3,644
					700,945
New Hampshire (0.7%)
	New Hampshire Business Finance Authority	4.125%	1/20/2034	76,763	75,961
	New Hampshire Business Finance Authority	4.087%	1/20/2041	15,264	14,408
	New Hampshire Business Finance Authority	4.087%	1/20/2041	1,645	1,462
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2037	8,305	8,770
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	11,950	12,261
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	9,115	9,352
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	840	837
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	870	860
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	700	769
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2033	600	647
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	3,710	3,769
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	18,160	19,216
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,000	950
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	1,310	1,210
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/2038	2,020	2,032
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	1,375	1,247
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2041	1,650	1,396
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2041	500	455
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2042	4,050	4,095
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2043	8,320	8,403
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2044	8,765	8,834
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	13,370	13,062
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/2033	2,629	2,610
[4,9]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	3,000	3,002
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	8,650	8,681
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Princeton Area Project)	5.500%	12/1/2030	5,615	5,664
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	17,787	17,721
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	1,942	1,943
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Wild Flower Project)	0.000%	12/15/2033	4,805	2,909
[4]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/2032	2,260	2,251
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/2036	2,878	2,780
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	7,900	7,625
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/2038	61,295	55,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/2039	38,703	35,236
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	26,355	25,008
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.034%	10/20/2041	17,270	15,770
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	30,491	30,417
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	3,359	3,371
[4]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	3,620	3,625
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/2033	8,300	8,493
[2]	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	7/1/2027	2,305	2,411
[2]	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	7/1/2028	1,700	1,813
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,180	2,192
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,830	2,845
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,830	2,845
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,770	2,785
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	2,920	2,949
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	3,050	3,079
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	2,880	3,135
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2033	500	506
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	3,020	3,285
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	430	432
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	2,175	2,355
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	700	697
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	3,205	3,437
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,650	1,678
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	665	654
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2037	740	707
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	6,835	6,831
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	5,035	5,251
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2040	20,680	18,878
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2041	5,725	5,893
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2042	1,090	1,112
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2043	28,590	24,995
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2043	4,720	4,785
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2044	9,660	9,730
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2045	10,000	10,018
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2053	860	921
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	2.000%	8/15/2034	4,365	3,543
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	4.000%	8/15/2043	1,000	898
					553,489
New Jersey (2.9%)
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/2026	4,695	4,814
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2042	530	550
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	500	542
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	280	303
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	1,050	1,149
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	395	432
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	935	1,029
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	430	473
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2032	2,000	2,211
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2032	810	895
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2033	2,510	2,779
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2033	1,110	1,229
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2034	2,380	2,637
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2034	1,000	1,108
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2035	765	839
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2035	750	823
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2036	1,000	1,087
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2037	1,230	1,321
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2038	1,000	1,061
	Cherry Hill Township School District GO	3.000%	8/1/2031	13,240	13,118
	Cherry Hill Township School District GO	3.000%	8/1/2032	9,927	9,729
	Cherry Hill Township School District GO	3.000%	8/1/2033	13,105	12,653
[1]	Clifton Board of Education GO	2.000%	8/15/2027	1,920	1,871
[1]	Clifton Board of Education GO	2.000%	8/15/2028	2,975	2,845
[1]	Clifton Board of Education GO	2.000%	8/15/2031	6,500	5,805
[1]	Clifton Board of Education GO	2.000%	8/15/2032	6,750	5,838
[1]	Clifton Board of Education GO	2.000%	8/15/2033	6,750	5,657
[1]	Clifton Board of Education GO	2.000%	8/15/2034	5,500	4,469
	Essex County NJ GO	2.000%	9/1/2039	3,750	2,628

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essex County NJ GO	2.000%	9/1/2040	3,750	2,545
	Essex County NJ GO	2.000%	9/1/2041	3,750	2,456
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2034	2,460	2,304
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2035	5,980	5,466
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2036	4,020	3,569
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2037	8,000	6,937
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2038	9,955	8,416
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2039	5,590	4,610
	Hudson County NJ GO	3.000%	11/15/2030	10,000	9,940
	Hudson County NJ GO	2.000%	11/15/2034	5,000	3,998
	Hudson County NJ GO	2.125%	11/15/2036	7,500	5,698
	Hudson County NJ GO	2.250%	11/15/2038	5,000	3,622
[2]	Lindenwold Boro School District GO	3.000%	2/1/2034	1,320	1,251
[2]	Lindenwold Boro School District GO	3.125%	2/1/2037	1,425	1,290
[2]	Montclair Public Schools GO	3.125%	1/15/2035	3,000	2,780
[2]	Montclair Public Schools GO	3.250%	1/15/2036	4,125	3,820
[2]	Montclair Public Schools GO	3.250%	1/15/2037	4,200	3,839
[2]	Montclair Public Schools GO	3.250%	1/15/2038	2,200	1,972
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2025	26,130	26,192
[13]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	28,000	28,881
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	2,200	2,202
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2027	32,500	34,527
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	6,500	6,733
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2028	4,090	4,467
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2029	9,000	10,038
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2030	705	774
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	3,750	3,636
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	13,260	12,997
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2033	7,580	8,037
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2033	850	913
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	7,775	7,848
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2034	1,000	1,007
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2034	6,295	6,619
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2034	965	936
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2035	2,500	2,475
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2035	500	495
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2036	2,635	2,554
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2036	1,000	970
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2037	1,000	953
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2038	600	562
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2039	695	643
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2040	415	379
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2041	2,490	2,235
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2028	1,440	1,536
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2032	2,730	2,921
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2034	2,025	2,129
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2035	2,540	2,654
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	32,165	33,437
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	33,000	34,305
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	12,400	12,890
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2026	1,000	1,018
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2027	1,695	1,757
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2028	2,000	2,067
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2029	2,000	2,065
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2030	1,500	1,546
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2025	23,000	23,050

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/2029	815	815
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/2034	1,000	986
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2026	17,750	18,002
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2026	5,400	5,516
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2027	1,070	1,111
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	22,550	23,924
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	7,065	7,789
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	3,000	3,292
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2036	1,000	1,098
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2037	1,000	1,085
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/2026	2,500	2,554
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/2027	2,600	2,718
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2029	4,320	4,715
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2039	1,850	1,700
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2040	10,000	10,143
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2034	4,500	4,605
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2035	2,500	2,549
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	3,000	3,135
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2026	1,165	1,164
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	2,500	2,500
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2038	3,065	2,800
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	10,000	10,272
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2036	4,000	3,198
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2037	5,440	4,205
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2039	7,745	5,590
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2039	1,350	1,442
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2040	8,885	6,160
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	19,045	21,063
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	12,440	13,934
	New Jersey GO	2.000%	6/1/2026	2,040	2,023
	New Jersey GO	5.000%	6/1/2029	25,365	27,695
	New Jersey GO	2.000%	6/1/2031	20,500	18,624
	New Jersey GO	2.000%	6/1/2032	9,885	8,720
	New Jersey GO	3.000%	6/1/2032	31,975	31,174
	New Jersey GO	2.000%	6/1/2035	21,090	16,807
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2033	2,400	2,482
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,420	2,449
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,010	2,091
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,315	2,466
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,250	1,262
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,140	1,150
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,034
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	8,355	8,938
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,100	1,132
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,165	1,248
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	4,705	5,053
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	6,000	6,388
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,225	1,311
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	5,990	6,449
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,285	1,360
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	4,790	5,113
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,350	1,418
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,600	2,754
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,049
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,280	1,332
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,295	1,122
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2039	815	692
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2040	4,175	3,470
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	3,320	3,160
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	990	805
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/2027	2,400	2,511
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/2028	840	880
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,545	1,553
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,545	1,550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	1,000	1,010
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/2040	1,220	857
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	2,000	1,403
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	4,950	5,126
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	3,925	4,424
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2039	5,135	3,539
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	1,315	1,375
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	14,245	15,051
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	21,925	23,165
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,095	1,169
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	34,355	37,005
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	6,305	6,791
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	2,355	2,559
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	26,200	23,096
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	2,355	2,067
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	14,835	15,109
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	19,150	19,493
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	31,160	26,287
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	6,010	5,070
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2030	16,040	17,101
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	4,160	4,228
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	45,590	36,803
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	9,000	6,981
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	16,795	17,661
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	15,150	15,809
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2034	6,000	6,018
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	5,000	5,419
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	11,295	11,704
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2035	5,000	4,959
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	6,255	4,110
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	4,525	2,973
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2036	2,195	2,353
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	23,500	14,518
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	14,000	8,649
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	4,225	4,480
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	2,305	1,335
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2038	5,335	5,035
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2038	2,000	2,100
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	6,760	3,666
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2039	4,415	4,070
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	6,930	7,059
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2041	11,880	10,748
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2042	5,375	4,810
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	5,200	5,524
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	5,025	5,574
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	1,900	2,069
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	1,750	1,887
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	7,500	8,070
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2036	1,750	1,901
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	2,660	2,812
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	5,000	5,317
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2038	15,040	14,194
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	3,325	3,483
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	6,250	6,580
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2039	11,735	10,906
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2039	9,000	9,394
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2040	2,355	2,158
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	6,420	6,626
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	10,500	10,876
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2041	11,165	10,101
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2041	13,000	13,368
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2042	7,600	6,802
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	13,340	13,629
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	6,150	6,245
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2035	5,000	4,959
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2035	5,250	5,561
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2036	4,250	4,469
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	3,500	3,303
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2038	8,250	8,547
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	10,410	9,674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2039	5,250	5,407
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2040	3,195	2,928
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2040	5,250	5,378
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/2028	2,500	2,707
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	31,830	35,305
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	38,500	42,666
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	30,000	33,138
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	16,680	18,284
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2036	2,000	2,144
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	5,000	5,301
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	14,750	15,778
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	3,000	3,151
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	8,030	8,496
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2039	12,445	13,043
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	8,800	9,145
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	4,750	4,998
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	9,000	9,214
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2033	5,000	5,541
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2035	2,750	3,014
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2036	4,115	4,460
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	1,925	2,000
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	1,000	1,031
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2034	12,650	8,766
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	48,105	26,091
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	43,800	22,219
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	3,835	3,969
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	2,000	2,070
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	10,220	10,522
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	20,000	22,298
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	11,930	13,301
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	16,000	17,939
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	20,000	22,424
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	14,000	15,742
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	28,270	31,788
[9]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	6,500	7,254
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	2,000	2,010
[9]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	3,500	3,894
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	6,770	7,590
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	5,700	6,336
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2037	7,000	7,187
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2039	8,250	8,867
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	5,975	5,471
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	11,300	11,738
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	6,000	6,194
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	8,875	9,160
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	3,180	3,297
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	5,700	5,851
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	13,000	13,341
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	2,475	2,549
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	2,500	2,563
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.000%	11/15/2042	1,500	1,573
	Passaic County NJ GO	0.050%	11/1/2034	3,000	1,978
	Pennsauken Township NJ GO	4.000%	3/1/2037	2,205	2,219
	Pennsauken Township NJ GO	4.000%	3/1/2038	2,295	2,284
	Pennsauken Township NJ GO	4.000%	3/1/2039	2,390	2,343
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2030	1,290	1,396
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2031	1,250	1,342
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2032	1,000	1,065
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2033	250	264
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2040	8,025	7,317
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2041	4,775	4,868
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	19,510	19,706
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	26,895	27,503
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	4,330	4,469
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	18,820	19,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	6,680	6,877
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	25,070	25,734
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	22,515	23,057
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	10,350	10,563
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	38,040	38,650
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	30,000	30,401
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2036	37,000	37,396
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,415	3,165
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2037	22,500	22,664
	Toms River Board of Education GO	3.000%	7/15/2031	6,000	5,384
	Toms River Board of Education GO	3.000%	7/15/2032	5,900	5,182
	Toms River Board of Education GO	3.000%	7/15/2034	8,720	7,317
	Toms River Board of Education GO	3.000%	7/15/2035	3,120	2,571
	Verona Township NJ GO	4.000%	6/1/2040	1,760	1,659
					2,231,317
New Mexico (0.3%)
	Albuquerque Municipal School District No. 12 GO	4.000%	8/1/2030	2,500	2,502
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/2033	650	617
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/2034	400	373
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun & Four Corners Projects)	2.150%	4/1/2033	14,960	12,592
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun & Four Corners Projects)	2.150%	4/1/2033	21,350	17,971
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	2,815	2,862
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/2029	19,385	17,948
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	4,005	4,072
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	4,565	4,641
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	13,420	12,425
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	20,390	18,878
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	12,750	12,907
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/2027	1,480	1,551
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	900	940
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	830	876
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,375	1,447
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	1,000	1,042
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/2033	2,040	1,999
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/2034	1,360	1,315
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	1,000	953
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	1,000	1,035
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/2025	1,010	1,010
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/2025	1,060	1,060
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/2025	1,465	1,465
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/2025	3,000	3,000
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/2025	3,000	3,000
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/2025	3,685	3,685
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/2025	2,500	2,500
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/2053	1,745	1,784
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	1/1/2052	3,415	3,373
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/2054	1,805	1,938
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	109,650	116,366
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	1,435	1,439
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/2034	600	607
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/2039	480	462
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	4.000%	5/1/2033	3,785	3,618
					264,253
New York (13.5%)
[4]	ABAG Nonprofit Corp. Finance Authority Miscellaneous Revenue TOB VRDO	2.920%	8/1/2025	50,000	50,000
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2039	7,925	8,237
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2026	3,015	3,055
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2030	8,500	8,659
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2031	9,120	7,228
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2032	18,000	13,596
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2033	14,105	10,125
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2035	3,000	1,926
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	2,460	2,641
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	1,200	1,289
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,220	1,301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/2036	1,100	980
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2031	1,565	1,527
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2036	1,600	1,470
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2035	1,200	1,093
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2033	1,340	1,365
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2034	1,000	1,017
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2036	1,010	1,024
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2037	1,035	1,047
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/2042	600	575
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.000%	7/1/2035	750	748
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.625%	7/1/2045	2,000	1,911
[4]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.000%	6/1/2032	1,525	1,552
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2031	775	829
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2032	560	599
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2033	590	627
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2036	430	445
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2037	1,390	1,427
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2042	2,500	2,459
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2026	3,660	3,675
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2027	3,305	3,320
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2029	1,750	1,755
[4]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	2.920%	8/1/2025	34,300	34,300
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	1,020	1,037
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	430	437
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	960	975
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	1,010	1,058
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	185	188
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2031	380	385
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	200	202
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	450	480
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2033	475	502
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2034	500	526
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2035	520	516
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2036	540	527
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2038	580	547
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2039	605	562
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2040	625	571
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2042	675	593
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,460	1,476
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,470	5,549
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,915	3,040
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	22,375	22,736
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	1,105	1,108
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	30,000	30,069
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	20,025	20,065
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	28,920	29,640
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	7,620	7,635

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	44,080	45,066
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	8,620	8,496
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	46,400	47,308
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	6,200	6,024
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	9,800	9,334
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	10,000	9,524
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	15,355	12,689
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	10,000	9,337
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	9,460	9,615
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2042	8,000	7,243
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	1,085	971
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	5,000	5,043
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	13,000	11,415
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2045	7,200	7,300
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2026	24,145	24,530
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2029	7,050	7,679
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2046	9,905	10,076
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2047	10,105	10,239
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2037	4,295	4,473
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	13,000	12,547
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2038	7,000	7,255
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2040	9,830	8,038
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2041	54,525	43,464
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2042	52,975	41,220
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	1,225	1,066
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	1,350	1,198
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	17,755	15,615
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2030	625	652
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2032	575	596
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2033	525	543
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2034	875	903
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2035	1,305	1,343
Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2036	1,825	1,873
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	425	459
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	600	646
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	750	800
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	820	868
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,205	1,254
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	1,895	1,955
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	1,760	1,800
Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	425	426
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2033	14,035	14,415
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2034	28,775	29,503
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2036	24,300	24,806
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	2,160	2,200
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2040	5,000	4,753
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2042	13,000	11,976
Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	3,000	3,017
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2031	2,060	2,142
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2032	1,000	1,036
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	8,600	8,978
Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/2036	5,225	4,697
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	2,000	2,044
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	5,885	6,096
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	3,850	3,973
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	1,500	1,571
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	1,625	1,687
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	2,000	2,057
Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/2025	21,000	20,956
Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	1,645	1,615
Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	11,480	11,116
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2030	7,495	7,701
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2032	4,000	4,028
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2033	27,000	27,105
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2033	10,900	11,097
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2034	11,445	11,634
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2034	2,500	2,575
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	5,000	5,133
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	5,000	5,074
Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	59,800	60,593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2038	1,000	1,010
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2041	1,855	1,949
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2042	4,500	4,777
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	1,345	1,385
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	3,725	3,806
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	6,630	6,734
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	20,000	20,198
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2048	9,930	9,967
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	8,000	6,166
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2025	315	316
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	370	372
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	4,000	4,121
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	2,795	2,880
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	1,900	1,957
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	4,515	4,799
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	3,585	3,702
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,855	1,916
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	5,000	5,155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	2,050	2,102
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	45,285	47,900
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	845	858
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	9,730	10,765
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2030	1,675	1,682
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2031	63,305	63,918
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,395	3,572
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	790	801
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	640	655
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,925	4,362
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	4,420	4,605
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	30,000	33,445
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	32,120	35,716
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	17,435	19,387
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	13,675	14,818
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2037	1,230	1,175
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	15,930	16,095
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	41,325	39,136
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	3,260	3,339
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	13,900	14,388
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	7,925	7,208
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	2,000	2,038
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	7,000	7,178
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	13,760	14,126
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	16,680	17,142
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	28,000	25,040
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	14,495	12,963
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	5,705	5,806
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	40,355	41,101
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	12,500	10,930
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	26,000	22,926
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	16,720	14,773
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	12,440	12,555
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	12,280	12,398
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	4,300	3,756
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,415	1,245
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	6,505	5,701
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	19,750	19,826
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	1,200	1,204
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	9,745	9,996
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	13,410	13,362
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	5,450	5,430
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	4,000	3,407
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,300	1,958
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	7,000	5,932
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	3,500	3,470
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	5,085	4,276
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	34,285	36,011
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2033	1,765	1,823
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/2044	8,000	7,695
	Monroe County NY GO	2.000%	6/1/2033	1,755	1,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2037	745	790
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2038	800	842
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2040	1,150	1,186
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2041	1,000	1,019
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2042	1,000	1,011
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2044	1,615	1,625
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2029	1,325	1,420
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2030	3,250	3,502
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2035	2,750	2,675
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2036	1,745	1,668
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/2037	4,000	3,242
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,240	3,244
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,090	3,093
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	12/15/2031	650	670
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.375%	12/15/2031	1,070	1,096
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/2033	4,735	4,666
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/2035	9,120	7,259
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.150%	11/1/2036	1,145	905
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/2038	7,860	7,225
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2039	14,900	12,235
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/2040	33,000	23,829
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.600%	11/1/2043	1,000	960
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/2026	16,160	15,995
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/2026	34,510	34,391
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	2,500	2,500
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	12,405	12,406
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	31,785	31,841
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	1,000	1,012
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	18,750	18,956
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	5,800	5,933
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	12,315	12,365
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	4,470	4,499
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	5,330	5,355
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	15,545	15,751
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	8,120	8,290
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	4.000%	1/1/2032	2,405	2,468
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2036	2,005	1,783
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2039	1,500	1,249
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2040	3,000	2,419
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2028	2,600	2,747
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2036	12,475	11,236
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	31,000	26,571
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	17,300	14,374
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	7,500	6,076
[1]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2031	1,435	1,169
[1]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2032	275	213
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	10,205	10,538
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2033	9,820	10,185
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	500	570
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	22,165	22,254
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	1,795	1,834
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	1,000	1,019
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	18,000	18,423
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	15,040	15,542
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	1,940	1,882
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	5,290	5,078
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	5,080	5,220
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	88,110	90,588
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2040	2,000	1,632
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	7,100	6,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	3,000	3,073
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	8,000	8,181
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	2,500	2,543
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	6,190	6,324
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	5,890	5,410
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	2,000	1,857
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	10,000	9,287
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	11,730	9,380
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	9,405	8,598
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	9,910	9,059
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	24,685	22,562
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	3,000	3,092
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	43,500	45,134
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	6,455	6,597
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	2,165	1,930
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	14,300	12,750
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	11,780	11,975
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	1,000	904
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	16,810	17,081
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	3,090	3,140
[4]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	2.710%	8/1/2025	11,400	11,400
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.800%	8/1/2025	19,665	19,665
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.800%	8/1/2025	810	810
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	15,000	15,023
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	5,060	5,067
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	5,285	5,292
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	14,625	15,216
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	5,020	5,026
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	10,000	10,011
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	10,000	10,011
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	3,000	3,137
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	16,500	17,183
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	4,000	4,197
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2038	2,500	2,114
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2038	29,665	28,447
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2039	8,750	7,216
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2041	1,355	1,071
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	7,525	7,593
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	5,400	5,406
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	3,820	4,029
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	1,195	1,260
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	3,890	4,086
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	3,500	3,530
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2035	845	884
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2035	2,000	2,107
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2036	2,500	2,478
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2036	2,785	2,900
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2036	5,000	5,207
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	6,800	6,624
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	5,000	4,870
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2038	5,000	4,795
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2038	3,350	3,458
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	5,200	5,271
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	11,475	11,702
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	3,560	3,674
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2030	7,240	7,292
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	10,075	10,384
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	15,855	16,478
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2033	3,500	3,598
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	10,500	10,833
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	7,985	8,131
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	14,085	14,584
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	20,000	20,709
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	8,300	8,329
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	14,415	14,830
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	5,000	5,065
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	10,000	10,170
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	24,110	24,888
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2034	24,500	24,643
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2034	8,000	8,907

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	9,545	9,760
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	19,650	19,802
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	17,060	17,494
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	7,045	7,124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	5,460	5,726
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2035	8,930	8,932
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	20,000	20,567
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	15,000	15,584
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	28,385	29,490
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	5,000	4,969
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	1,220	1,213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	13,290	13,330
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2035	3,000	3,308
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	10,095	10,294
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	1,890	2,026
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	5,040	4,982
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	10,000	9,884
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	24,240	24,781
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	2,910	3,036
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	7,000	6,958
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	13,000	12,808
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	25,000	25,617
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	18,000	18,633
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	47,000	48,654
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	27,145	26,785
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	3,000	2,947
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	4,000	4,011
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	20,260	21,356
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	6,620	7,129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2036	6,735	7,334
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	10,050	10,221
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	4,100	4,001
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	3,000	3,216
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	6,895	6,775
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	9,000	8,752
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	24,090	24,602
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	35,000	36,104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	11,940	10,319
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	24,035	23,476
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	11,000	10,570
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	5,340	5,762
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	8,985	8,605
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	2,710	2,595
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	7,270	6,929
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	9,185	8,754
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	6,000	6,154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,060	2,094
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,000	2,122
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	8,840	8,567
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	1,000	950
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	5,710	5,865
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	1,445	1,484
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	21,790	20,843
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	5,300	5,003
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	2,825	2,670
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	1,760	1,684
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	8,000	7,557
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	3,945	3,724
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	10,000	10,494
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	6,700	7,186
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2039	8,860	8,388
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	1,000	1,005
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	3,365	3,520
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	4,495	4,235
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	4,800	4,522
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5,000	5,071
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5,000	5,112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	2,400	2,525
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	5,000	5,077
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2039	1,370	1,129

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	6,935	6,499
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	14,465	13,498
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	22,375	22,877
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	1,015	1,042
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2039	10,000	10,654
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	31,475	29,163
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	2,355	2,364
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	6,955	7,203
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	7,485	7,553
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	1,415	1,310
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	10,000	9,258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	20,000	20,108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	5,000	5,116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	5,000	5,091
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	3,130	3,268
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	27,000	21,899
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	13,490	13,648
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	9,810	10,003
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	5,000	4,616
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	20,000	20,393
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	9,325	9,737
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2040	15,000	15,865
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2041	4,960	4,111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	14,770	13,500
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	1,675	1,531
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	16,455	16,927
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	3,185	3,303
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	5,000	4,570
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	4,795	4,976
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	31,150	24,663
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	3,855	3,485
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2041	34,285	31,251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	19,490	19,797
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2042	5,000	4,514
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	15,000	15,423
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	12,565	11,344
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	7,105	6,407
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	14,750	14,928
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	4,300	3,863
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	2,500	2,254
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	4,000	3,594
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	1,000	894
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	3,255	2,914
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	6,085	6,090
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	14,000	14,299
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2043	4,000	3,571
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	10,000	10,175
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	4,000	3,554
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	4,000	4,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	4,000	4,052
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	14,150	12,411
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2027	2,000	2,089
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2028	2,120	2,264
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2028	14,185	15,307
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2029	4,500	4,906
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2029	1,000	1,090
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2029	5,160	5,675
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2030	10,000	11,051
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2030	2,000	2,210
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2030	1,625	1,796
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2030	6,200	6,893
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2030	2,095	2,329
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2031	5,000	5,577
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2031	6,080	6,782
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2031	17,345	19,431
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2032	5,000	5,607
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2032	3,620	4,060
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2032	2,755	3,090
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2032	2,645	2,966
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2032	20,375	22,916

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2032	33,655	37,852
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2032	3,610	4,060
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2032	9,150	10,291
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2033	3,500	3,934
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2033	2,850	3,204
[9]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2033	4,695	5,275
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2033	8,000	9,005
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2033	22,095	24,871
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2034	1,975	2,224
[9]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2034	8,000	9,006
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2034	2,925	3,295
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2034	17,420	19,623
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2035	2,700	3,012
[9]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2035	4,250	4,781
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2035	7,655	8,495
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2035	2,555	2,872
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2035	6,000	6,745
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2035	2,765	3,082
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2036	4,630	5,092
[9]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2036	7,350	8,147
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2036	13,510	14,839
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2036	17,000	18,673
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2036	7,235	7,947
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2037	1,025	1,103
[9]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2037	7,690	8,423
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2037	14,610	15,809
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2037	4,000	4,328
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2037	1,810	1,965
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2037	36,875	40,035
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2037	7,335	7,964
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2038	2,000	2,128
[9]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2038	14,605	15,774
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2038	1,440	1,534
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2038	27,595	29,483
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2038	7,000	7,500
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2038	16,110	17,261
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2039	3,000	3,165
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2039	2,720	2,875
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2039	1,430	1,519
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2040	6,000	6,279
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/2040	2,000	2,178
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2040	1,500	1,579
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2041	14,000	14,557
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2041	5,000	5,224
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2041	4,870	5,097
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2041	1,000	1,047
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2041	5,910	6,198
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/2041	6,965	7,516
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2041	1,500	1,567
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2042	5,425	5,622
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2042	13,000	13,395
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2042	22,060	22,877
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2042	6,480	6,731
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2042	8,505	8,834
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2042	5,095	5,301
[9]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2042	8,950	9,325
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/2042	1,500	1,604
	New York City Transitional Finance Authority Income Tax Revenue	4.000%	11/1/2042	1,000	902
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2042	9,000	9,363
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2043	6,930	7,114
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2043	8,000	8,183
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2043	38,615	39,655
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2043	21,845	22,457
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2043	5,560	5,722
[9]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2043	6,045	6,228
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/2043	8,000	8,429
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/2043	5,000	5,312
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2043	12,730	13,087
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2043	6,395	6,582
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2044	7,500	7,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2044	15,815	16,229
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2044	8,605	8,830
[9]	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2044	6,850	7,044
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/2044	6,500	6,866
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2044	7,100	7,286
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2044	5,105	5,244
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2045	13,000	13,282
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2045	13,000	13,293
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2045	2,010	2,059
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2045	18,555	18,986
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2046	4,345	4,412
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2046	6,050	6,148
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2046	4,400	4,473
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2046	14,700	14,955
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2046	10,000	10,167
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2046	18,465	18,786
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2047	28,160	28,502
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2047	11,000	11,139
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2047	5,805	5,878
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/2033	1,565	1,589
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/2034	9,730	9,813
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2034	5,500	3,711
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2041	2,110	2,110
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	115,605	120,486
[4]	New York GO TOB VRDO	2.710%	8/1/2025	3,705	3,705
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	7,935	6,002
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/2034	6,310	6,310
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	117,625	108,711
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	35,790	32,879
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	42,350	38,616
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	10,985	8,515
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	6,610	5,162
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	9,940	7,762
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	14,680	10,109
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/2030	7,500	6,571
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/2031	5,735	4,925
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.100%	11/15/2032	7,000	5,959
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.200%	11/15/2033	10,065	8,408
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/2034	18,890	15,514
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/2035	15,565	12,575
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/2036	2,155	1,714
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/2036	3,025	2,436
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/2041	120,960	87,433
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	10,000	6,661
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/2036	3,865	3,044
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	2,500	1,938
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2050	4,000	3,984
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2051	3,740	3,721
	New York NY GO	5.000%	8/1/2025	5	5
	New York NY GO	5.000%	8/1/2025	3,630	3,630
	New York NY GO	5.000%	12/1/2025	18,090	18,240
	New York NY GO	5.000%	8/1/2026	24,805	25,441
	New York NY GO	5.000%	8/1/2026	12,875	13,205
	New York NY GO	5.000%	8/1/2026	1,785	1,831
	New York NY GO	5.000%	8/1/2027	1,000	1,051
	New York NY GO	5.000%	8/1/2028	1,640	1,759
	New York NY GO	5.000%	3/1/2029	5	5
	New York NY GO	5.000%	8/1/2029	1,975	2,070
	New York NY GO	5.000%	8/1/2029	1,000	1,093
	New York NY GO	5.000%	8/1/2029	1,000	1,093
	New York NY GO	5.000%	8/1/2030	5,545	6,142
	New York NY GO	5.000%	3/1/2031	5	5
	New York NY GO	4.000%	8/1/2031	20,000	20,086
	New York NY GO	5.000%	8/1/2031	8,635	9,617
	New York NY GO	5.000%	9/1/2031	1,450	1,616
	New York NY GO	5.000%	8/1/2032	2,675	2,987
	New York NY GO	5.000%	8/1/2032	23,075	25,766
	New York NY GO	5.000%	4/1/2033	1,000	1,041
	New York NY GO	5.000%	8/1/2033	5,000	5,189
	New York NY GO	5.000%	8/1/2033	4,000	4,300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/2033	13,980	15,651
New York NY GO	5.000%	10/1/2033	1,250	1,374
New York NY GO	5.000%	8/1/2034	3,875	4,132
New York NY GO	5.000%	8/1/2034	8,865	9,942
New York NY GO	5.000%	12/1/2034	4,000	4,077
New York NY GO	5.000%	2/1/2035	4,435	4,969
New York NY GO	3.000%	3/1/2035	7,540	6,957
New York NY GO	5.000%	4/1/2035	8,000	8,277
New York NY GO	4.000%	8/1/2035	2,735	2,740
New York NY GO	5.000%	8/1/2035	2,000	2,115
New York NY GO	5.000%	8/1/2035	5,000	5,597
New York NY GO	4.000%	10/1/2035	3,000	2,994
New York NY GO	5.000%	10/1/2035	5,000	5,158
New York NY GO	5.000%	12/1/2035	3,000	3,052
New York NY GO	5.000%	12/1/2035	11,695	12,161
New York NY GO	5.000%	2/1/2036	4,620	5,114
New York NY GO	5.000%	3/1/2036	7,840	8,345
New York NY GO	5.000%	4/1/2036	12,750	13,149
New York NY GO	4.000%	8/1/2036	3,015	2,991
New York NY GO	5.000%	10/1/2036	4,000	4,107
New York NY GO	5.000%	10/1/2036	3,620	3,793
New York NY GO	5.000%	2/1/2037	5,830	6,373
New York NY GO	4.000%	8/1/2037	22,745	22,243
New York NY GO	5.000%	9/1/2037	4,275	4,548
New York NY GO	4.000%	10/1/2037	24,185	23,590
New York NY GO	5.000%	10/1/2037	5,000	5,431
New York NY GO	5.000%	12/1/2037	11,900	12,269
New York NY GO	5.000%	2/1/2038	12,000	12,910
New York NY GO	5.000%	3/1/2038	2,695	2,787
New York NY GO	4.000%	8/1/2038	10,000	9,616
New York NY GO	5.000%	10/1/2038	4,420	4,582
New York NY GO	5.000%	2/1/2039	8,545	9,110
New York NY GO	5.000%	3/1/2039	1,700	1,771
New York NY GO	5.250%	5/1/2039	4,455	4,740
New York NY GO	4.000%	8/1/2039	2,705	2,559
New York NY GO	5.000%	8/1/2039	14,000	14,432
New York NY GO	5.000%	8/1/2039	7,205	7,627
New York NY GO	5.000%	10/1/2039	3,280	3,382
New York NY GO	5.250%	10/1/2039	2,750	2,926
New York NY GO	5.000%	2/1/2040	7,500	7,897
New York NY GO	4.000%	3/1/2040	14,415	13,513
New York NY GO	5.000%	4/1/2040	7,385	7,689
New York NY GO	5.000%	4/1/2040	2,000	2,094
New York NY GO	4.000%	8/1/2040	23,300	21,937
New York NY GO	4.000%	8/1/2040	3,550	3,324
New York NY GO	5.000%	8/1/2040	875	912
New York NY GO	5.000%	8/1/2040	5,425	5,700
New York NY GO	5.000%	9/1/2040	19,185	20,123
New York NY GO	5.250%	9/1/2040	36,525	38,572
New York NY GO	4.000%	10/1/2040	9,000	8,470
New York NY GO	5.250%	10/1/2040	2,925	3,090
New York NY GO	5.000%	2/1/2041	7,500	7,830
New York NY GO	3.000%	3/1/2041	6,900	5,429
New York NY GO	4.000%	3/1/2041	14,630	13,536
New York NY GO	4.000%	4/1/2041	11,000	10,175
New York NY GO	5.000%	4/1/2041	16,345	16,891
New York NY GO	5.250%	5/1/2041	5,000	5,255
New York NY GO	5.000%	8/1/2041	1,250	1,293
New York NY GO	5.000%	8/1/2041	8,455	8,812
New York NY GO	5.000%	9/1/2041	14,210	14,789
New York NY GO	3.000%	10/1/2041	21,575	16,835
New York NY GO	5.250%	10/1/2041	3,440	3,624
New York NY GO	5.000%	12/1/2041	31,000	31,225
New York NY GO	5.000%	2/1/2042	4,000	4,152
New York NY GO	4.000%	4/1/2042	4,200	3,844
New York NY GO	4.000%	4/1/2042	17,640	16,104
New York NY GO	4.000%	8/1/2042	13,300	12,113
New York NY GO	5.000%	8/1/2042	1,750	1,797
New York NY GO	5.000%	8/1/2042	10,000	10,365
New York NY GO	5.000%	9/1/2042	5,000	5,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	9/1/2042	24,840	25,713
	New York NY GO	5.000%	2/1/2043	6,000	6,170
	New York NY GO	5.000%	3/1/2043	1,780	1,797
	New York NY GO	5.000%	4/1/2043	5,000	5,035
	New York NY GO	5.000%	4/1/2043	7,000	7,176
	New York NY GO	5.250%	4/1/2043	8,500	8,823
	New York NY GO	5.250%	5/1/2043	2,500	2,599
	New York NY GO	5.000%	8/1/2043	1,105	1,120
	New York NY GO	5.000%	8/1/2043	4,500	4,622
	New York NY GO	5.000%	9/1/2043	13,880	14,243
	New York NY GO	5.000%	10/1/2043	1,930	1,956
	New York NY GO	4.000%	12/1/2043	1,690	1,504
	New York NY GO	5.000%	2/1/2044	5,540	5,659
	New York NY GO	5.000%	3/1/2044	18,260	18,607
	New York NY GO	5.500%	5/1/2044	7,840	8,246
	New York NY GO	5.000%	8/1/2044	7,140	7,244
	New York NY GO	5.000%	9/1/2044	4,965	5,064
	New York NY GO	5.000%	3/1/2045	9,500	9,634
	New York NY GO	4.000%	4/1/2045	5,000	4,429
	New York NY GO	5.250%	9/1/2045	16,120	16,676
	New York NY GO	5.250%	2/1/2046	22,020	22,722
	New York NY GO	4.000%	9/1/2046	1,200	1,051
	New York NY GO	5.250%	9/1/2046	11,680	12,025
	New York NY GO	5.000%	8/1/2047	10,000	9,937
	New York NY GO	5.000%	8/1/2047	3,145	3,164
	New York NY GO VRDO	2.750%	8/1/2025	11,000	11,000
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2032	4,000	4,590
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2033	3,000	3,450
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2045	1,000	878
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2028	1,190	1,293
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2029	1,000	1,108
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2030	2,375	2,667
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2031	3,000	3,402
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2037	1,000	1,095
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2047	4,060	3,567
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2048	6,000	6,068
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	6,500	6,509
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	1,000	1,043
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	10,000	10,013
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	4,970	4,976
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	7,500	7,508
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2032	1,930	2,051
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	12,000	12,011
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	3,615	3,617
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,460	1,548
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	2,650	2,939
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	2,885	3,168
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	15,010	15,253
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	2,700	2,984
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	1,775	1,942
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	2,810	2,811
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	1,900	2,089
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2036	3,000	3,115
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	14,680	14,647
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	1,935	2,091
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	15,000	16,768
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	1,650	1,769
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	10,100	9,964
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	2,000	2,141
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	10,285	11,337
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2038	2,010	2,050
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	15,000	16,320
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	1,000	1,058
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2039	2,115	2,139
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	4,020	4,108
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	1,450	1,520
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2040	1,945	1,948
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	1,370	1,424
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2040	2,705	2,850
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	3,000	2,391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	12,400	13,013
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	2,640	2,758
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	12,250	12,722
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	2,865	2,967
[1]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	1,000	1,036
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	25,130	25,835
[1]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2044	1,000	1,044
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	5,000	5,266
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	1,000	1,085
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,350	1,474
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	1,915	2,101
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	505	539
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	750	790
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2027	2,500	2,556
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2029	2,635	2,695
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2031	2,195	2,238
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2035	3,200	3,236
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2036	4,625	4,668
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	6,855	6,980
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	4,755	4,893
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	2,265	2,361
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	2,420	2,525
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,000	2,018
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	715	715
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,740	1,842
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	2,440	2,608
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	2,685	2,952
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	2,685	2,851
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	537
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,000	1,069
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	2,500	2,506
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,250	1,277
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	4,100	4,313
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	1,000	1,073
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	750	803
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	750	802
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	1,005	1,043
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	1,250	1,329
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,675	1,782
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	10,095	11,431
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	1,875	1,937
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,250	1,310
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	1,365	1,462
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2036	1,750	1,812
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2036	1,625	1,724
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2037	3,500	3,748
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,000	871
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2038	2,300	2,188
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	2,370	2,495
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	8,925	8,364
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	2,350	2,202
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,755	1,486
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2039	2,535	2,639
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2040	10,000	9,250
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	2,000	1,663
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	1,500	1,548
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2041	14,540	13,206
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	2,280	2,330
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	2,400	2,427
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2043	2,785	2,822
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	1,100	1,105
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2044	1,400	1,440
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2045	1,055	901
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/2028	12,000	11,454
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	10,190	11,069
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	4,760	5,180
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	1,490	1,494
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	10,950	12,099
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	34,400	38,367
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	14,870	16,585

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	1,765	1,820
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	18,330	20,597
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2033	49,600	49,851
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	8,015	8,295
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	12,000	12,772
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	10,000	10,019
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2035	16,975	16,999
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	17,080	17,339
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	27,890	29,485
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	4,000	4,065
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	2,355	2,560
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	27,870	27,891
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	5,540	5,613
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	2,540	2,615
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	9,340	9,471
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	7,170	7,976
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	2,480	2,454
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	1,450	1,489
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	6,500	6,434
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	2,990	3,020
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	1,725	1,767
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2038	49,350	42,475
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	27,385	26,754
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2039	10,000	9,574
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2039	62,055	52,347
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	10,000	9,544
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	7,340	7,005
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	2,000	2,108
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2039	2,250	2,319
	New York State Dormitory Authority Income Tax Revenue	3.250%	2/15/2040	1,485	1,244
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2040	30,975	28,924
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	74,365	61,198
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	34,740	32,420
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	9,415	8,811
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	4,435	4,624
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	3,830	4,026
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	6,000	6,094
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	12,520	10,052
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	1,000	1,011
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	5,000	5,210
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	17,080	13,388
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	26,975	24,397
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	7,540	6,819
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	20,840	21,541
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	17,380	15,506
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	25,580	22,823
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	31,515	32,349
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	20,000	20,579
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	2,110	1,862
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	7,200	7,363
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	20,000	20,494
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	5,000	4,370
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	26,830	27,304
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	6,665	6,751
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	3,825	4,085
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	14,680	15,077
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.250%	2/15/2027	500	506
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	20	20
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	10	11
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/2032	585	624
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	2,930	3,090
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/2030	21,560	23,781
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2031	16,380	15,712
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2032	16,760	15,829
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,795	1,894
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	3,000	3,415
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	3,175	3,524
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	4,130	4,520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	5,055	5,460
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	4,765	5,096
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2040	30,975	31,721
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	1,750	1,844
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	32,380	32,813
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	4/1/2042	2,000	1,542
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	4,330	3,884
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	26,820	27,298
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	1,180	1,182
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	2,530	2,669
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	5,000	5,492
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	8,245	9,175
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	9,000	9,879
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	1,000	1,022
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	11,190	11,843
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	3,500	3,722
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2038	1,350	1,412
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2025	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2026	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2026	55	55
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2027	60	60
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2027	50	50
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2028	55	55
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2028	5	5
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2035	1,345	1,399
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	10,710	10,457
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	17,210	16,454
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	32,650	30,485
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	1,250	1,128
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2044	20,000	20,063
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	5,140	5,409
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	51,000	52,451
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	12,525	13,125
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	14,000	15,812
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	6,000	6,129
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	21,850	24,803
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	17,610	17,647
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	17,625	17,978
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	1,000	1,024
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	30,550	34,787
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	32,000	32,062
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	32,995	33,608
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	17,685	18,067
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	38,335	39,708
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	14,000	15,940
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	37,165	37,892
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	1,875	1,935
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	18,500	19,069
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	26,850	27,801
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	18,860	19,178
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	30,500	31,339
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,132
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	9,500	9,682
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	5,000	5,081
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	11,690	11,745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	5,000	5,067
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	10,870	11,220
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	17,915	18,316
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	11,835	12,089
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2046	7,000	6,053
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	15,635	15,893
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	11,380	11,576
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	23,345	23,637
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	20,000	20,261
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2028	2,065	2,208
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	4,375	4,416
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/2029	20,000	19,918
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,555	4,605
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,425	4,473
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,095	4,140
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/2034	13,750	13,737
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	5,040	5,235
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2033	15,655	16,213
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2034	7,170	7,489
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	9,550	9,835
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	5,545	5,763
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2036	2,700	2,458
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2036	9,500	9,759
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2036	6,860	7,095
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2037	4,745	4,849
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2037	9,960	10,259
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2040	2,010	2,157
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2041	5,050	4,136
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2041	2,745	2,917
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	3,000	3,157
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2044	1,825	1,931
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2045	5,000	5,264
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	1,400	1,401
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	4,055	4,065
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	1,180	1,182
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/2032	3,000	2,988
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	11/1/2036	4,000	3,096
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	3,750	2,671
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	1,585	1,129
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	11/1/2043	1,000	957
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/2025	625	620
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	19,475	19,300
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	4,905	4,865
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	5,550	5,551
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2027	1,000	1,000
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	30,050	30,050
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	1,875	1,875
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	1,370	1,375
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	12,045	12,050
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	15,620	15,677
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	19,715	19,844
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	3,045	3,069
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	18,500	18,506
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	23,000	23,030
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	10,360	10,428
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	6,365	6,399
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	31,355	31,545
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	4,255	4,252
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	10,020	10,055
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/2035	40,820	39,633
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2034	4,100	4,127
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	3,350	3,371
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	6,025	6,062
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	24,000	25,348
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	2,805	2,723
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	2,000	1,939
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	9,025	8,423
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	8,250	7,701
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	4,000	3,732

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	6,590	6,066
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2042	21,930	19,913
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2042	4,000	3,634
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	1,000	1,042
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2044	4,230	3,746
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	16,715	14,694
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	1,000	884
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	3,745	4,160
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2043	18,000	16,084
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2043	10,000	10,317
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2045	36,015	36,826
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	7,165	7,891
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	1,135	1,105
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	2,000	1,803
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	4,340	3,881
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2027	750	787
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2035	1,420	1,493
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	1,650	1,724
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2037	4,005	4,157
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	4,495	4,636
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	4,920	4,510
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	1,000	882
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2036	1,500	1,682
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2041	1,225	1,302
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2043	1,325	1,410
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2044	1,050	1,110
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2031	27,185	27,260
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/2031	12,685	12,646
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2032	1,000	1,133
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2032	5,455	6,212
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2032	3,695	3,852
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/2032	18,320	18,058
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2033	1,050	1,199
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2033	4,100	4,323
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2033	11,415	12,154
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2033	5,605	6,418
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	4,075	4,281
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	4,990	5,283
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2034	2,880	3,053
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2034	5,005	5,188
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	2,060	2,169
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	5,030	5,260
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2035	3,025	3,189
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	4,500	4,687
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2036	5,000	5,237
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2037	5,025	5,215
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	2,710	2,939
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2038	6,035	6,238
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	2,920	3,000
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	7,000	7,499
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2039	1,170	1,243
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2040	1,760	1,871
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	4,000	4,218
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	4,400	4,640
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	1,250	1,326
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2041	2,000	2,105
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	6,000	6,266
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	4,375	4,569
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	2,750	2,888
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2041	1,730	1,818
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	3,625	3,773
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	2,975	3,098
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	2,400	2,423

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2043	1,850	1,916
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	1,850	1,913
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2043	3,000	3,103
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2044	2,180	2,244
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2045	1,500	1,538
Suffolk County NY GO	3.000%	10/15/2040	10,200	8,591
Suffolk County NY GO	3.000%	10/15/2041	10,535	8,654
Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.000%	12/1/2034	6,000	6,210
Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.750%	12/1/2044	3,500	3,564
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/2036	2,000	1,264
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2038	4,000	4,233
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2039	6,020	6,316
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	1,000	1,059
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	2,000	1,693
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	8,435	8,776
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	10,230	10,623
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	28,665	22,382
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	14,855	15,387
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	14,900	15,096
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	3,000	3,102
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	5,255	5,434
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2034	8,350	8,451
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	2,045	2,054
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	3,460	3,476
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	6,065	6,133
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	2,565	2,639
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	11,000	11,315
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	16,745	17,171
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	10,950	11,302
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	2,585	2,643
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	2,455	2,510
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2039	2,300	2,222
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	8,550	9,069
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	1,000	1,041
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	6,390	6,709
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	30,000	30,116
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	5,270	5,479
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2027	10,000	10,464
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	15,100	16,145
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2029	31,285	34,131
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2030	15,005	16,583
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	15,500	17,290
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	10,320	11,521
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2031	1,750	1,966
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2032	3,545	3,463
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2032	3,055	3,426
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2032	1,225	1,382
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2033	10	10
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	2,915	3,297
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	35,000	39,591
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	5,430	6,074
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	8,590	9,727
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2034	1,000	1,131
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	4,445	4,859
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	4,025	4,344
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	3,595	3,844
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2040	6,500	6,766
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	5,050	5,431
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2041	7,500	7,865
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	5,395	5,648
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	7,500	7,682
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	4,960	5,217
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2042	2,760	2,854
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	31,220	31,788
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	1,985	2,044
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2045	14,000	14,281
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2046	13,000	13,198
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	20,500	20,293
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2028	21,115	20,178
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2041	2,200	2,284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2041	3,410	3,545
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2042	3,200	3,294
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2042	3,750	3,882
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	3,915	4,000
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	4,000	4,114
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2044	6,000	6,132
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2045	5,000	5,077
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2046	4,010	4,052
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2030	2,575	2,785
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2031	2,000	2,148
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2032	2,870	3,065
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2033	2,500	2,647
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2035	2,000	2,088
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2038	1,275	1,312
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2039	1,155	1,183
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	2,230	2,006
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2026	6,050	6,115
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2027	11,180	11,449
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	7,190	7,350
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2029	10,250	10,469
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2031	10,000	10,130
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2032	8,545	8,641
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2033	1,010	1,019
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2034	3,990	4,016
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2035	5,000	5,022
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2041	4,000	3,815
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2033	24,870	25,309
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2034	28,500	28,670
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2034	17,345	17,633
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2035	50,905	51,180
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2036	7,270	7,305
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	20,000	21,693
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	9,000	9,659
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	2,200	2,245
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	1,740	1,876
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	3,810	4,064
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	2,600	2,600
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2031	3,630	3,972
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	2,375	2,375
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2032	4,000	4,388
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	2,965	2,952
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2033	3,000	3,287
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2034	5,045	5,559
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	11,300	11,306
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	3,000	2,833
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/2030	115	115
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	4,405	4,489
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	3,000	3,051
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	4,490	4,563
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	4,645	4,715
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	2,740	2,776
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,160	2,185
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	2,525	2,542
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	3,685	3,703
[2]	Yonkers NY GO	5.000%	11/15/2035	425	467
[2]	Yonkers NY GO	5.000%	11/15/2036	450	490
[2]	Yonkers NY GO	5.000%	11/15/2037	425	458
[2]	Yonkers NY GO	5.000%	11/15/2039	1,000	1,059
					10,546,770
North Carolina (0.8%)
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/2038	310	268
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/2039	435	367
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/2040	485	398
	Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/2030	1,010	1,061
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2039	3,685	3,093
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2041	4,060	3,219
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2027	3,470	3,631
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2028	2,200	2,296
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2029	2,815	2,935

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2030	3,100	3,225
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2031	1,690	1,752
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2032	1,000	1,011
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2033	2,465	2,485
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	1,660	1,710
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	2,250	2,276
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2036	2,155	2,156
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2036	1,840	1,881
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2041	2,200	2,088
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2041	2,155	2,255
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2043	3,955	4,082
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	6,435	6,609
	Charlotte NC GO	5.000%	6/1/2026	2,700	2,758
	Charlotte NC GO	5.000%	7/1/2029	2,350	2,575
	Charlotte NC GO	5.000%	7/1/2030	2,425	2,701
	Charlotte NC GO	5.000%	7/1/2033	1,325	1,513
	Charlotte NC GO	5.000%	6/1/2034	2,370	2,523
	Charlotte NC GO	5.000%	7/1/2037	2,250	2,472
	Charlotte NC GO	5.000%	7/1/2038	2,175	2,366
	Charlotte NC GO	5.000%	7/1/2041	4,425	4,676
	Charlotte NC GO	5.000%	7/1/2043	2,325	2,423
	Charlotte NC Storm Water Revenue	5.000%	12/1/2031	1,920	2,166
	Charlotte NC Storm Water Revenue	5.000%	12/1/2032	2,000	2,274
	Charlotte NC Storm Water Revenue	5.000%	12/1/2041	1,165	1,237
	Charlotte NC Storm Water Revenue	5.000%	12/1/2042	2,000	2,104
	Charlotte NC Storm Water Revenue	5.000%	12/1/2043	2,000	2,090
	Charlotte NC Storm Water Revenue	5.000%	12/1/2044	1,300	1,351
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2032	1,250	1,415
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2033	1,000	1,137
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2034	1,315	1,497
	Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/2035	1,785	1,795
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2036	2,335	2,653
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2041	2,000	2,119
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2042	2,500	2,626
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2043	5,000	5,217
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2044	2,355	2,444
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2045	3,705	3,806
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	11,535	11,570
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/2027	1,515	1,530
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	11,250	10,455
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue	4.200%	5/1/2034	1,000	997
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/2039	3,600	3,517
[12]	Freddie Mac Pool	3.750%	7/1/2039	13,907	12,961
	Guilford County NC GO	5.000%	3/1/2028	23,445	24,984
	Guilford County NC GO	5.000%	3/1/2029	30,880	33,619
	Guilford County NC GO	3.000%	5/1/2038	2,220	1,942
	Guilford County NC GO	3.000%	5/1/2039	2,220	1,898
	Guilford County NC GO	4.000%	3/1/2042	5,620	5,412
	Guilford County NC GO	4.000%	3/1/2043	3,335	3,171
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2033	930	1,038
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2035	545	609
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/2041	2,978	2,889
	Mecklenburg County NC GO	5.000%	9/1/2025	17,320	17,356
	Mecklenburg County NC GO	5.000%	9/1/2029	10,000	10,988
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	4,000	4,216
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	1,500	1,581
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	1,250	1,318
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	2,665	2,809
	North Carolina Appropriations Revenue	5.000%	5/1/2029	20,165	20,998
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2032	8,110	7,902
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2033	10,250	9,824
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2034	7,000	6,589
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	7/1/2043	6,135	5,951
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	9,635	9,703
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/2054	11,320	12,137
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/2025	495	494
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	290	295
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	460	468
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,215	2,323
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	795	797

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	305	313
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	360	370
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	940	955
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,695	2,878
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.900%	1/1/2029	680	681
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	565	568
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	985	1,001
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,400	1,491
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.050%	1/1/2030	815	817
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	655	658
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	500	507
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,650	4,722
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,445	1,534
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	625	624
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,175	1,192
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/2035	1,000	895
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	1,550	1,484
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/2036	660	621
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	10,000	11,006
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	6,110	6,658
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	7,000	7,541
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2039	1,225	1,113
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2039	12,925	13,789
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	6,000	6,332
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	3,165	2,681
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	2,790	2,916
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	3,340	3,457
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/2028	365	365
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.500%	9/1/2029	310	310
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/2029	135	135
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.000%	9/1/2034	395	403
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/2044	1,815	1,770
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn at Maryfield Project)	5.000%	10/1/2040	1,050	986
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	16,820	18,126
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	2.320%	8/6/2025	21,400	21,400
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2027	2,900	2,982
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2028	3,925	4,100
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2029	2,600	2,675
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2029	3,180	3,374
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	7,175	7,594
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	1,000	1,025
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2032	1,400	1,429
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2032	3,780	4,000
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2034	9,000	6,533
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2034	15,745	16,513
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2035	10,020	10,458
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2039	22,125	21,120
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2040	3,620	3,660
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2043	2,000	2,003
	Pender County NC GO	3.000%	3/1/2039	5,100	4,414
	Pender County NC GO	3.000%	3/1/2040	4,200	3,507
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,935
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/2027	530	558
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/2029	1,000	1,099
	Rowan County NC Appropriations Revenue	5.000%	4/1/2031	1,655	1,839
	Rowan County NC Appropriations Revenue	5.000%	4/1/2032	1,000	1,120
	Rowan County NC Appropriations Revenue	4.000%	4/1/2038	2,190	2,117
	Rowan County NC Appropriations Revenue	4.000%	4/1/2039	2,000	1,910
	Rowan County NC Appropriations Revenue	4.000%	4/1/2040	1,125	1,058
	Rowan County NC Appropriations Revenue	4.000%	4/1/2041	1,105	1,034
	Rowan County NC Appropriations Revenue	4.000%	4/1/2042	1,125	1,042
	Rowan County NC Appropriations Revenue	4.000%	4/1/2043	955	878
	Rowan County NC Appropriations Revenue	4.000%	4/1/2044	2,000	1,816
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,296	2,332
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2039	1,210	1,017
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2043	3,100	2,375
	Union County NC GO	5.000%	9/1/2027	5,935	6,244
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/2033	1,000	1,006
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/2034	1,250	1,253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wake County NC Appropriations Revenue	5.000%	5/1/2034	2,000	2,276
	Wake County NC Appropriations Revenue	5.000%	5/1/2037	1,750	1,943
	Wake County NC Appropriations Revenue	5.000%	5/1/2039	3,000	3,259
	Wake County NC Appropriations Revenue	5.000%	5/1/2040	1,000	1,070
	Wake County NC Appropriations Revenue	5.000%	5/1/2041	2,500	2,648
	Wake County NC Appropriations Revenue	5.000%	5/1/2042	3,500	3,672
	Wake County NC GO	4.000%	6/1/2042	3,455	3,326
	Wake County NC GO	4.000%	6/1/2043	3,455	3,283
	Western Carolina University College & University Revenue	3.000%	4/1/2035	2,390	2,206
	Western Carolina University College & University Revenue	3.000%	4/1/2037	2,670	2,402
	Wilson NC Special Obligation Revenue	4.000%	10/1/2040	1,175	1,129
	Wilson NC Special Obligation Revenue	4.000%	10/1/2042	2,255	2,105
	Wilson NC Special Obligation Revenue	4.000%	10/1/2043	1,430	1,321
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2030	460	501
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2032	505	558
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2034	830	837
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2035	860	866
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2036	620	620
					624,418
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	8,915	8,923
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	3,000	3,008
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	5,060	5,162
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,400	1,476
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,770	1,873
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,505	1,591
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	550	583
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2037	1,900	1,740
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	550	577
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,500	1,349
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	500	520
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2039	1,125	903
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	2,050	1,783
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	500	513
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2041	2,250	1,917
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	625	636
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	650	655
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	675	676
	Horace ND GO	5.000%	5/1/2031	555	592
	Horace ND GO	5.000%	5/1/2032	580	619
	Horace ND GO	4.500%	5/1/2039	2,000	1,908
	Horace ND GO	4.750%	5/1/2044	750	697
	Mandan Public School District No. 1 GO	5.000%	8/1/2026	1,250	1,279
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2055	2,000	2,213
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	2,335	2,570
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	3.000%	7/1/2052	2,660	2,621
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/2053	4,850	5,160
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,000	2,026
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,800	1,817
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	3,685	3,705
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	2,250	2,242
	West Fargo Public School District No. 6 GO	3.000%	8/1/2033	2,000	1,899
	West Fargo Public School District No. 6 GO	3.000%	8/1/2034	3,585	3,341
					66,574
Ohio (2.3%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/2027	1,340	1,376
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	490	517
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/2028	1,210	1,241
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	315	336
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/2029	1,315	1,347
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,025	1,101
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	675	720
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/2031	1,000	1,021
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	900	956
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	1,300	1,317
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	300	302
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/2034	3,540	3,596
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	3,800	3,808
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	2,800	2,801

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	800	793
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	1,500	1,465
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/2040	13,000	12,288
	Akron OH Income Tax Revenue	4.000%	12/1/2025	470	472
	Akron OH Income Tax Revenue	4.000%	12/1/2028	775	788
	Akron OH Income Tax Revenue	4.000%	12/1/2029	1,015	1,030
	Akron OH Income Tax Revenue	4.000%	12/1/2030	890	900
	Akron OH Income Tax Revenue	4.000%	12/1/2031	2,145	2,180
	Akron OH Income Tax Revenue	4.000%	12/1/2031	490	494
	Akron OH Income Tax Revenue	4.000%	12/1/2031	370	382
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,650	1,672
	Akron OH Income Tax Revenue	4.000%	12/1/2032	745	750
	Akron OH Income Tax Revenue	4.000%	12/1/2033	1,170	1,180
	Akron OH Income Tax Revenue	4.000%	12/1/2033	615	618
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	6,110	6,432
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	11,050	11,603
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	5,000	5,231
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2036	5,750	5,610
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	10,000	9,624
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	3,600	3,410
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	10,000	10,476
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	12,270	12,794
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	17,750	16,417
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	25,170	26,891
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/2035	1,305	1,205
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/2029	3,845	4,061
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/2030	1,875	1,881
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/2031	1,565	1,569
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/2032	1,850	1,853
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2041	835	867
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2042	1,000	1,030
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2043	725	741
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2044	750	763
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2036	1,240	1,238
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2037	2,310	2,275
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2026	8,045	8,147
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	6,055	6,414
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	3,000	3,237
[2]	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2034	3,030	3,082
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2034	4,620	4,800
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2035	3,000	3,105
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2037	4,245	4,359
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	2,335	2,388
	Ashland City School District GO	3.000%	11/1/2042	1,000	785
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	2,035	2,048
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,410	2,474
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,800	1,884
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,895	1,974
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,040	1,079
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,105	1,141
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2032	2,000	2,009
[2]	Brunswick City School District GO	0.000%	12/1/2034	530	360
[2]	Brunswick City School District GO	0.000%	12/1/2035	200	128
[2]	Brunswick City School District GO	0.000%	12/1/2036	200	121
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	2,555	2,616
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2028	3,875	4,006
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	2,335	2,452
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	5,000	5,233
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	5,795	6,008
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	7,300	7,488
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	3,885	3,583
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	10,830	9,848
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2055	2,665	2,165
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,165	1,194
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,245	1,266
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	2,185	2,215
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	2,000	1,829
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,500	1,377
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,985	3,053
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,025	2,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	5,715	5,761
	Cincinnati OH GO	5.000%	12/1/2027	845	894
	Cincinnati OH GO	4.000%	12/1/2031	780	796
	Cincinnati OH GO	4.000%	12/1/2032	800	813
	Cincinnati OH Water System Water Revenue	4.000%	12/1/2029	1,300	1,338
[8]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	0.000%	11/15/2033	1,565	1,115
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2033	1,395	1,410
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2035	1,770	1,779
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2036	3,605	3,610
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2037	2,325	2,305
	Cleveland OH GO	4.000%	12/1/2033	310	319
	Cleveland OH GO	4.000%	12/1/2034	2,285	2,331
	Cleveland OH GO	4.000%	12/1/2035	1,660	1,677
	Cleveland OH Income Tax Revenue	3.000%	10/1/2034	735	683
	Cleveland OH Income Tax Revenue	3.000%	10/1/2035	570	516
	Cleveland OH Income Tax Revenue	3.000%	10/1/2036	500	443
	Cleveland OH Income Tax Revenue	3.000%	10/1/2037	805	695
	Cleveland OH Income Tax Revenue	3.000%	10/1/2038	550	460
	Cleveland OH Income Tax Revenue	3.000%	10/1/2039	500	407
	Cleveland OH Income Tax Revenue	3.000%	10/1/2040	525	421
	Cleveland OH Income Tax Revenue	3.000%	10/1/2041	825	650
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	4,975	4,747
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2034	1,870	1,988
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2035	1,915	2,020
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2036	2,065	2,164
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2037	1,170	1,218
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2039	2,400	2,459
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/2040	2,525	2,602
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/2041	2,660	2,721
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/2042	2,805	2,854
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2030	200	218
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2034	300	321
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	4.000%	7/1/2039	400	380
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	4.000%	7/1/2041	400	363
[1]	Columbus City School District GO	0.000%	12/1/2027	13,520	12,680
[1]	Columbus City School District GO	0.000%	12/1/2029	11,170	9,830
[1]	Columbus City School District GO, ETM	0.000%	12/1/2027	540	506
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/2036	4,000	3,117
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2036	1,575	1,544
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	8,605	8,550
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/2034	2,025	1,973
	Columbus OH GO	4.000%	4/1/2026	16,170	16,335
	Columbus OH GO	5.000%	4/1/2040	5,050	5,175
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2032	3,420	3,475
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2041	1,100	1,154
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2042	750	779
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2043	750	774
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2044	2,200	2,258
	Columbus State Community College GO	3.000%	12/1/2036	1,110	978
	Columbus State Community College GO	3.000%	12/1/2037	1,750	1,523
	Columbus State Community College GO	3.000%	12/1/2038	1,375	1,177
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	1,085	1,136
	Copley-Fairlawn City School District GO	5.000%	12/1/2040	550	559
	Copley-Fairlawn City School District GO	5.000%	12/1/2041	820	830
	Copley-Fairlawn City School District GO	5.000%	12/1/2042	1,000	1,007
	Cuyahoga Community College District GO	4.000%	12/1/2031	2,000	2,013
	Cuyahoga Community College District GO	4.000%	12/1/2033	1,325	1,330
	Cuyahoga County OH GO	3.000%	12/1/2033	2,460	2,313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cuyahoga County OH GO	3.000%	12/1/2034	3,310	3,079
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	3,000	3,025
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	2,845	2,918
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	1,000	1,003
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	7,145	7,234
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	5,385	5,424
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	16,500	16,348
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2025	440	441
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2027	625	640
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2028	835	859
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2031	1,505	1,521
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2032	665	669
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2034	1,000	994
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2036	1,360	1,337
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2037	640	626
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2038	1,635	1,587
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2031	4,980	5,534
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2032	5,325	5,931
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2033	5,680	6,342
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2040	5,800	6,103
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2041	5,900	6,145
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,135	1,189
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,120	1,140
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	2,645	2,762
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,075	1,091
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	1,775	1,839
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	1,160	1,238
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,535	1,627
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	475	448
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,000	1,054
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,000	1,048
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,500	1,563
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,435	1,340
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	2.000%	8/6/2025	15,000	15,000
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2026	1,235	1,261
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2043	4,965	4,995
[12]	Freddie Mac Pool	4.250%	6/1/2041	8,904	8,537
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	5,000	5,215
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2030	920	967
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2031	870	908
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2032	945	981
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	2,550	2,728
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	8,115	8,310
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2033	945	975
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	4,080	4,344
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	2,640	2,802
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	11,540	11,775
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,000	1,064
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2034	1,050	1,078
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	13,965	14,196
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2035	1,100	1,124
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/2036	2,845	3,022
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	12,955	13,124
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2036	2,345	2,384
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/2037	1,730	1,819
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2037	1,495	1,512
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,000	2,067
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2038	2,620	2,637
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2039	1,375	1,377
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2040	1,100	1,089
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2041	2,625	2,675
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	2,500	2,454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2042	3,000	3,026
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2043	1,825	1,828
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2044	3,000	2,983
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2045	1,745	1,722
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/2041	12,000	12,701
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2026	700	704
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/2027	520	522
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2031	1,800	1,807
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2032	1,635	1,654
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2036	1,325	1,327
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2027	1,500	1,587
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2029	1,920	2,113
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2032	500	566
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2031	3,310	3,414
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2033	3,040	3,081
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2035	1,175	1,176
	Kent State University College & University Revenue	5.000%	5/1/2037	4,000	4,370
	Kent State University College & University Revenue	5.000%	5/1/2038	4,295	4,643
	Kings Local School District GO	5.000%	12/1/2041	2,085	2,131
	Kings Local School District GO	5.000%	12/1/2042	2,215	2,246
	Kings Local School District GO	5.000%	12/1/2043	2,340	2,358
	Kings Local School District GO	5.000%	12/1/2044	1,000	1,004
	Lake County OH GO	5.000%	12/1/2036	1,100	1,153
	Lake County OH GO	5.000%	12/1/2037	645	672
	Lake County OH GO	5.000%	12/1/2038	1,065	1,104
	Lake County OH GO	5.000%	12/1/2039	750	773
	Lake County OH GO	5.000%	12/1/2040	1,000	1,028
	Lake County OH GO	5.000%	12/1/2041	1,000	1,022
	Lake County OH GO	5.000%	12/1/2042	1,185	1,205
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/2025	2,675	2,677
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/2025	1,170	1,171
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/2025	2,255	2,257
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/2025	1,745	1,747
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	9,700	10,269
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	790	835
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,170	1,232
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,500	1,548
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	1,500	1,542
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,320	1,351
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2037	3,500	3,570
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	2,905	2,950
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	1,750	1,772
	Miami University OH College & University Revenue	4.000%	9/1/2038	1,080	1,053
	Miami Valley Career Technology Center GO	5.000%	12/1/2032	1,030	1,084
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	330	352
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	1,100	969
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	5,500	5,789
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	10,175	10,790
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	10,680	11,268
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	8,500	8,916
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	11,600	12,104
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	745	794
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	6,290	6,528
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	5,000	5,164
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	12,295	12,641
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	435	454
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2036	5,285	4,301
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	775	735
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	15,300	15,581
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	450	463
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	16,600	15,289
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	480	492
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2039	6,470	5,857
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	6,590	5,257
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2040	500	352
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	13,220	11,363
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	1,000	821
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2029	470	504
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2030	375	405
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2031	405	439

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2032	595	646
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2033	680	736
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2034	1,000	1,081
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2035	650	696
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2036	650	690
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2037	510	537
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2038	575	599
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2040	500	521
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2041	500	516
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2042	500	513
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2043	500	510
Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2044	500	508
North Ridgeville City School District GO	5.000%	12/1/2041	1,825	1,857
North Ridgeville City School District GO	5.000%	12/1/2042	2,285	2,316
North Ridgeville City School District GO	5.000%	12/1/2043	1,340	1,355
North Ridgeville City School District GO	5.000%	12/1/2044	1,070	1,078
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/2032	5,000	5,666
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/2033	2,500	2,839
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/2034	3,000	3,412
Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/2035	3,000	2,700
Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/2035	2,330	2,620
Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	13,020	13,205
Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	34,055	33,412
Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	305	301
Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/2027	9,725	9,849
Ohio Appropriations Revenue	5.000%	12/15/2033	4,000	4,541
Ohio GO	5.000%	8/1/2026	25,360	26,010
Ohio GO	5.000%	9/1/2026	10,000	10,276
Ohio GO	5.000%	9/15/2027	2,410	2,539
Ohio GO	5.000%	3/1/2032	8,230	8,489
Ohio GO	5.000%	3/1/2033	8,645	8,897
Ohio GO	5.000%	5/1/2033	3,000	3,153
Ohio GO	5.000%	6/15/2033	16,465	16,652
Ohio GO	5.000%	3/1/2034	9,075	9,319
Ohio GO	5.000%	5/1/2034	3,250	3,404
Ohio GO	5.000%	3/1/2035	8,530	8,740
Ohio GO	5.000%	5/1/2035	6,000	6,160
Ohio GO	5.000%	3/1/2036	10,005	10,228
Ohio GO	5.000%	3/1/2037	10,505	10,716
Ohio GO	5.000%	5/1/2037	10,000	10,217
Ohio GO	5.000%	3/1/2038	9,030	9,191
Ohio GO	3.000%	6/15/2039	2,500	2,119
Ohio GO	5.000%	6/15/2042	5,365	5,658
Ohio Government Fund/Grant Revenue	5.000%	12/15/2026	22,350	23,101
Ohio Government Fund/Grant Revenue	5.000%	12/15/2027	9,150	9,669
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	365	382
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	455	481
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	2,200	2,314
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	565	601
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	1,500	1,572
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	930	982
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	11,350	12,592
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,135	3,291
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,550	2,665
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2034	7,825	7,872
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2034	1,195	1,242
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	4,175	4,329
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	16,090	17,917
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2035	1,205	1,245
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,230	1,267
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2036	3,165	3,144
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2036	1,950	2,007
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2036	1,245	1,296
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	1,890	1,791
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2037	1,100	1,052
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,680	1,568
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2038	1,200	1,128
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2040	3,460	3,240
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2040	2,000	1,832

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2041	1,000	903
Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2045	5,000	3,566
Ohio Health, Hospital, Nursing Home Revenue PUT	2.750%	5/1/2028	10,500	10,420
Ohio Health, Hospital, Nursing Home Revenue VRDO	2.850%	8/1/2025	7,810	7,810
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/2034	1,200	1,241
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/2039	2,455	2,485
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2034	1,505	1,556
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2037	1,730	1,768
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2045	3,250	3,253
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2035	4,960	5,017
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2040	5,375	5,206
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/2045	2,400	1,895
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2038	1,055	943
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2039	1,105	970
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2040	1,225	1,052
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2041	1,275	1,072
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2037	2,500	2,124
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2034	350	391
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2035	500	558
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2037	700	764
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2038	1,500	1,615
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2039	1,750	1,861
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2040	1,250	1,313
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2042	1,700	1,753
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2043	550	563
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	4.000%	2/1/2044	960	838
Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	4.000%	2/1/2045	500	431
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2027	140	145
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2028	180	189
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2029	170	181
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2030	270	291
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2031	280	304
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2033	950	1,031
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2035	2,260	2,422
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2037	1,000	1,048
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2038	2,030	2,107
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2039	1,755	1,805
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2041	695	703
Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2044	1,800	1,764
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	1,475	1,162
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,460	1,310
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.910%	11/1/2036	2,881	2,771
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	4/1/2041	3,650	3,561
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/2052	2,410	2,386
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/2053	11,085	11,728
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	3,825	4,172
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	3,280	3,631
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/2050	1,365	1,373
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	5,335	5,309
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	2,270	2,283
Ohio Lease (Appropriation) Revenue	5.000%	10/1/2027	2,540	2,672
Ohio Lease (Appropriation) Revenue	5.000%	10/1/2028	1,025	1,077
Ohio Lease (Appropriation) Revenue	5.000%	10/1/2029	1,190	1,247
Ohio Lease (Appropriation) Revenue	5.000%	4/1/2035	1,000	1,137
Ohio Lease (Appropriation) Revenue	5.000%	10/1/2035	1,450	1,495

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Lease (Appropriation) Revenue	5.000%	4/1/2036	1,500	1,698
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/2036	6,980	7,232
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/2037	5,000	5,156
Ohio Special Obligation Revenue	5.000%	10/1/2037	5,080	5,236
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/2038	1,015	1,067
Ohio Special Obligation Revenue, Prere.	5.000%	4/1/2027	3,020	3,146
Ohio State University College & University Revenue VRDO	2.300%	8/6/2025	17,060	17,060
Ohio State University College & University Revenue VRDO	2.300%	8/6/2025	4,750	4,750
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2032	4,000	4,196
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2033	13,980	14,192
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2035	10,000	10,383
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	4,450	2,858
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2036	17,060	17,643
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	3,540	2,144
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2037	7,385	7,606
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	16,390	8,128
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	12,230	5,036
Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	5.000%	2/15/2043	17,500	17,603
Ohio Water Development Authority Lease Revenue	5.000%	12/1/2037	9,390	9,797
Ohio Water Development Authority Lease Revenue	5.000%	12/1/2038	5,485	5,693
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2036	13,955	14,648
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2037	17,770	18,539
Ohio Water Development Authority Water Pollution Control Loan Fund Nuclear Revenue	4.750%	6/1/2033	5,000	5,124
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	10,525	10,882
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2027	10,010	10,479
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	6,000	6,278
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	14,480	15,332
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2028	13,000	13,583
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2028	4,480	4,797
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2028	24,680	25,773
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2028	8,360	9,047
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2033	20,000	22,677
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/2038	4,000	3,988
Ohio Water Development Authority Water Revenue	5.000%	12/1/2037	2,425	2,669
Ohio Water Development Authority Water Revenue	5.000%	12/1/2040	1,500	1,576
Ohio Water Development Authority Water Revenue	5.000%	12/1/2041	1,500	1,563
Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	1,625	1,682
Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	7,900	8,258
Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	7,000	7,273
Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	6,875	7,098
Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	6,330	6,554
Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	8,975	9,293
Ohio Water Development Authority Water Revenue	5.000%	12/1/2045	2,165	2,228
Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2039	1,000	1,044
Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2040	1,500	1,578
Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2040	1,000	1,038
Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2041	1,470	1,531
Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2041	1,000	1,028
Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2042	2,590	2,672
Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2042	1,500	1,526
Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2043	2,720	2,788
Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2043	1,550	1,568
Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2044	2,360	2,405
Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2044	1,375	1,383
Princeton City School District GO	0.000%	12/1/2041	1,065	457
Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	4,000	4,036
Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.500%	12/1/2043	3,300	3,367
Toledo City School District GO	5.000%	12/1/2034	800	905
Toledo City School District GO	5.000%	12/1/2035	560	630
Toledo City School District GO	5.000%	12/1/2036	1,575	1,753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toledo City School District GO	5.000%	12/1/2037	1,100	1,211
	Toledo City School District GO	5.000%	12/1/2038	1,900	2,069
	Toledo City School District GO	5.000%	12/1/2040	500	535
	Toledo City School District GO	5.000%	12/1/2041	1,400	1,484
	Toledo City School District GO	5.000%	12/1/2042	1,855	1,939
	Toledo City School District GO	5.000%	12/1/2043	1,100	1,142
	Toledo City School District GO	5.000%	12/1/2044	1,730	1,786
	Toledo City School District GO	5.000%	12/1/2045	1,260	1,295
	Toledo OH GO	4.000%	12/1/2035	1,200	1,210
[2]	University of Akron College & University Revenue	5.000%	1/1/2030	1,085	1,176
	University of Akron College & University Revenue	5.000%	1/1/2031	2,175	2,177
	University of Cincinnati College & University Revenue	5.000%	6/1/2031	685	744
	University of Cincinnati College & University Revenue	5.000%	6/1/2032	560	627
	University of Cincinnati College & University Revenue	5.000%	6/1/2033	1,000	1,121
	University of Cincinnati College & University Revenue	4.000%	6/1/2034	2,215	2,233
	University of Cincinnati College & University Revenue	4.000%	6/1/2035	1,250	1,253
	University of Cincinnati College & University Revenue	5.000%	6/1/2040	1,125	1,179
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	1,900	1,975
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	2,225	2,313
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	2,040	2,125
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	11,780	12,133
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	2,335	2,405
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	2,655	2,738
	University of Cincinnati College & University Revenue	5.000%	6/1/2043	5,975	6,119
	University of Cincinnati College & University Revenue	5.000%	6/1/2043	2,450	2,509
	University of Cincinnati College & University Revenue	5.000%	6/1/2044	3,100	3,158
[4]	University of Toledo College & University Revenue TOB VRDO	3.000%	8/1/2025	22,090	22,090
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,215	1,203
	Worthington City School District GO	5.000%	12/1/2038	700	745
	Worthington City School District GO	5.000%	12/1/2039	1,000	1,055
					1,809,169
Oklahoma (0.5%)
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2039	800	844
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2040	1,160	1,210
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.000%	9/1/2044	3,930	3,509
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/2026	785	795
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/2028	1,750	1,789
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2040	4,195	4,396
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	6,000	6,232
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	4,500	4,686
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	4,000	4,130
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	4,000	4,140
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2025	3,525	3,522
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2025	1,075	1,074
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	5,325	5,280
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,130	1,121
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	2,100	2,069
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	1,185	1,167
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	3,540	3,465
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,310	1,274
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,380	1,329
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,450	1,379
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2039	800	862
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2041	1,000	1,057
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2036	1,305	1,311
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2037	3,085	3,038
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2038	2,005	1,950
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2039	2,500	2,375
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2040	1,500	1,408
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2045	1,370	1,197
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/2038	17,165	16,509
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/2028	235	244
	Oklahoma City OK GO	5.000%	3/1/2028	3,080	3,281
	Oklahoma City OK GO	4.000%	3/1/2030	1,900	1,931

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma City OK GO	4.000%	3/1/2039	5,800	5,708
	Oklahoma City OK GO	4.000%	3/1/2039	7,000	6,961
	Oklahoma City OK GO	4.000%	3/1/2040	5,800	5,642
	Oklahoma City OK GO	4.000%	3/1/2040	7,420	7,273
	Oklahoma City OK GO	4.000%	3/1/2042	5,800	5,456
	Oklahoma City OK GO	4.000%	3/1/2044	5,820	5,204
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/2026	3,600	3,679
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/2026	1,850	1,890
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/2026	2,500	2,555
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Midwest City-Del City Public Schools Project)	5.000%	10/1/2037	1,000	1,092
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2038	1,000	1,081
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2039	1,150	1,233
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2040	1,500	1,592
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2041	2,000	2,097
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2042	1,500	1,554
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2044	1,850	1,880
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2045	1,000	1,012
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2025	2,010	2,011
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,795	1,796
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,810	1,812
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	3,430	3,434
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	3,105	3,108
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2026	1,270	1,284
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2027	2,075	2,137
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2029	2,740	2,850
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2033	8,710	8,920
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/2037	3,000	3,064
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2038	18,475	18,551
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	5,000	5,485
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2032	6,000	6,621
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2033	6,485	7,166
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2034	1,000	1,106
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2029	410	414
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2033	1,500	1,511
	Oklahoma State University College & University Revenue	4.000%	9/1/2032	470	485
	Oklahoma State University College & University Revenue	4.000%	9/1/2036	980	982
	Oklahoma State University College & University Revenue	4.000%	9/1/2039	935	908
	Oklahoma State University College & University Revenue	3.000%	9/1/2040	515	408
	Oklahoma State University College & University Revenue	3.000%	9/1/2041	500	387
[9]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2032	1,000	1,095
	Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/2034	3,500	3,185
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2034	2,500	2,564
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2035	3,575	3,659
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2036	2,170	2,422
[9]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	3,930	4,289
[9]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2038	2,425	2,627
[9]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2039	3,750	4,035
[9]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2040	1,750	1,862
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2041	4,500	4,731
[9]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2041	1,000	1,055
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	4,850	5,052
[9]	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	1,720	1,794
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2043	5,500	5,690
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2044	14,500	14,919
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2045	10,250	10,499
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.250%	10/1/2044	7,300	7,557
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2031	210	235
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2032	280	311
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2033	345	380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2034	425	465
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2036	375	402
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2037	335	356
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2038	450	473
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2039	330	345
	Oklahoma Water Resources Board Lease Revenue	5.000%	10/1/2042	3,740	3,877
	Oklahoma Water Resources Board Water Revenue	2.125%	4/1/2036	1,745	1,379
	Oklahoma Water Resources Board Water Revenue	5.000%	10/1/2036	1,000	1,015
	Oklahoma Water Resources Board Water Revenue	4.000%	10/1/2043	7,000	6,399
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/2043	1,575	1,632
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/2044	1,665	1,713
	Tulsa County Independent School District No. 9 Union GO	4.000%	4/1/2027	2,350	2,401
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2025	1,000	1,001
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2026	350	353
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2030	5,000	5,182
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2031	6,000	6,199
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/2038	1,245	1,226
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/2039	1,690	1,641
	Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/2028	1,000	997
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2028	10,805	10,955
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2029	11,370	11,508
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2031	1,000	1,007
	University of Oklahoma College & University Revenue	5.000%	7/1/2029	1,000	1,019
					358,429
Oregon (1.0%)
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2035	1,000	1,040
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2036	1,000	1,037
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2037	1,000	1,032
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2038	2,000	2,051
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2038	2,000	2,051
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/2026	1,000	1,020
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2036	3,750	2,343
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2037	1,375	801
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2038	1,900	1,038
	Clackamas Community College District GO	5.000%	6/15/2033	1,260	1,429
	Clackamas Community College District GO	5.000%	6/15/2041	1,500	1,596
	Clackamas Community College District GO	5.000%	6/15/2042	1,500	1,577
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2033	11,905	12,291
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2037	17,120	17,484
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2038	14,600	7,752
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2042	1,000	1,041
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2043	1,165	1,199
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2044	760	780
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2045	1,825	1,866
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/2030	2,245	2,328
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/2034	550	562
	Columbia County School District No. 502 GO	5.000%	6/15/2045	1,115	1,122
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2035	1,250	1,412
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2036	5,000	5,571
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2037	4,000	4,406
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2042	1,250	1,309
	Forest Grove OR College & University Revenue	4.000%	5/1/2037	635	572
	Forest Grove OR College & University Revenue	4.000%	5/1/2039	875	764
	Forest Grove OR College & University Revenue (Pacific University Project)	5.000%	5/1/2030	550	550
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2027	1,230	1,284
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2029	600	649
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2030	2,040	2,231
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2031	2,230	2,405
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2032	1,350	1,447
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2033	800	852
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2034	1,250	1,321
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2036	1,500	1,561
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2037	1,725	1,783
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2038	2,200	2,259
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2040	13,250	12,343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2045	1,875	1,618
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/2037	5,000	5,106
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/2033	5,350	5,118
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/2036	4,000	3,581
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/2037	12,160	10,611
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/2040	6,820	7,187
	Multnomah County School District No. 40 GO	0.000%	6/15/2031	2,000	1,631
	Multnomah County School District No. 40 GO	0.000%	6/15/2032	1,715	1,336
	Multnomah County School District No. 40 GO	0.000%	6/15/2037	1,000	591
	Multnomah County School District No. 40 GO	0.000%	6/15/2038	750	415
	Multnomah-Clackamas Counties OR Centennial School District No. 28JT GO	5.000%	6/15/2045	2,000	2,012
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2026	705	718
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2034	2,675	2,752
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2035	2,750	2,823
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2037	4,365	4,454
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2037	3,590	3,902
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2040	3,890	4,101
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2042	9,000	9,342
	Oregon (Articale XI-Q State Projects) GO	5.000%	11/1/2042	1,495	1,555
	Oregon (Articale XI-Q State Projects) GO	5.000%	11/1/2043	1,105	1,141
	Oregon (Articale XI-Q State Projects) GO	5.250%	5/1/2044	3,100	3,260
	Oregon (Article XI-G Project) GO	5.000%	8/1/2041	800	848
	Oregon (Article XI-G Project) GO	5.000%	8/1/2042	1,030	1,081
	Oregon (Article XI-G Project) GO	5.000%	8/1/2043	700	729
	Oregon (Article Xi-Q-State Project) GO	5.000%	5/1/2039	3,350	3,636
	Oregon (Article Xi-Q-State Project) GO	5.000%	5/1/2040	2,870	3,068
	Oregon (Article Xi-Q-State Project) GO	5.250%	5/1/2042	2,000	2,151
	Oregon City School District No. 62 GO	0.000%	6/15/2027	250	238
	Oregon City School District No. 62 GO	0.000%	6/15/2028	200	185
	Oregon City School District No. 62 GO	0.000%	6/15/2030	500	435
	Oregon City School District No. 62 GO	0.000%	6/15/2031	590	493
	Oregon City School District No. 62 GO	0.000%	6/15/2032	625	501
	Oregon City School District No. 62 GO	0.000%	6/15/2033	500	383
	Oregon City School District No. 62 GO	0.000%	6/15/2034	500	365
	Oregon City School District No. 62 GO	5.000%	6/15/2038	2,635	2,702
	Oregon City School District No. 62 GO	5.000%	6/15/2042	1,750	1,834
	Oregon City School District No. 62 GO	5.000%	6/15/2043	1,550	1,611
	Oregon City School District No. 62 GO	5.000%	6/15/2044	2,100	2,170
	Oregon City School District No. 62 GO	5.000%	6/15/2045	2,000	2,049
	Oregon City School District No. 62 GO	5.000%	6/15/2046	5,000	5,099
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2032	2,000	2,254
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2033	2,500	2,832
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2034	1,125	1,278
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	15,070	15,543
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2039	5,605	5,766
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2040	17,030	17,625
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/2042	5,000	4,621
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2042	21,000	21,262
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2032	8,000	9,043
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2033	20,000	22,698
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2034	61,670	69,929
	Oregon GO	4.000%	8/1/2033	1,700	1,719
	Oregon GO	5.000%	5/15/2034	2,000	2,150
	Oregon GO	5.000%	5/15/2035	1,250	1,335
	Oregon GO	5.000%	5/15/2036	1,000	1,061
	Oregon GO	5.000%	5/15/2038	1,750	1,826
	Oregon GO	5.000%	5/15/2039	2,195	2,275
	Oregon GO	5.000%	6/1/2039	2,500	2,713
	Oregon GO	5.000%	8/1/2039	1,175	1,207
	Oregon GO	5.000%	6/1/2040	2,550	2,689
	Oregon GO	5.000%	6/1/2040	2,555	2,732
	Oregon GO	5.000%	6/1/2041	2,015	2,134
	Oregon GO	5.250%	6/1/2042	3,000	3,204
	Oregon GO	5.250%	6/1/2042	1,000	1,076
	Oregon GO	5.250%	6/1/2043	3,000	3,174
	Oregon GO	5.500%	12/1/2053	5,400	5,790
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,000	1,970
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/2051	1,630	1,631
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	3,955	4,424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Fields Apartments Project)	3.930%	10/1/2036	3,841	3,719
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/2029	4,720	4,817
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.050%	7/1/2036	1,000	767
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.500%	7/1/2053	6,520	6,997
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	12,025	12,161
[4]	Oregon State Facilities Authority Charter School Aid Revenue	4.625%	6/15/2035	270	268
[4]	Oregon State Facilities Authority Charter School Aid Revenue	5.500%	6/15/2045	475	458
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2030	15,345	16,635
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2032	4,100	4,142
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2033	4,000	4,035
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2026	1,810	1,812
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2027	2,025	2,035
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2028	2,500	2,512
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2029	1,420	1,427
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2026	1,080	1,098
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2027	2,725	2,755
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2028	3,965	3,998
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2028	300	314
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2029	600	633
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2030	750	796
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2035	1,495	1,539
	Oregon State Lottery Revenue	5.000%	4/1/2030	4,705	4,872
	Oregon State Lottery Revenue	5.000%	4/1/2030	8,850	9,165
	Oregon State Lottery Revenue	5.000%	4/1/2031	3,530	3,653
	Oregon State Lottery Revenue	5.000%	4/1/2033	3,980	4,241
	Oregon State Lottery Revenue	5.000%	4/1/2034	2,135	2,262
	Oregon State Lottery Revenue	5.000%	4/1/2036	1,670	1,714
	Oregon State Lottery Revenue	5.000%	4/1/2036	2,000	2,095
	Oregon State Lottery Revenue	5.000%	4/1/2036	2,000	2,243
	Oregon State Lottery Revenue	5.000%	4/1/2037	1,000	1,110
	Oregon State Lottery Revenue	5.000%	4/1/2038	3,215	3,333
	Oregon State Lottery Revenue	5.000%	4/1/2038	2,750	3,018
	Oregon State Lottery Revenue	5.000%	4/1/2039	2,690	2,923
	Oregon State Lottery Revenue	5.000%	4/1/2040	4,550	4,884
	Oregon State Lottery Revenue	5.000%	4/1/2041	3,430	3,646
	Oregon State Lottery Revenue	5.250%	4/1/2042	4,000	4,290
	Oregon State Lottery Revenue	5.250%	4/1/2043	4,050	4,314
	Oregon State University College & University Revenue	5.000%	4/1/2045	6,000	6,211
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2035	3,680	3,366
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2038	1,745	1,486
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2039	2,695	2,239
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2026	1,610	1,652
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2026	2,310	2,370
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2026	2,500	2,565
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	2,160	2,268
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	1,025	1,076
	Port of Morrow OR GO	4.000%	12/1/2038	1,455	1,323
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2029	1,720	1,723
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2030	1,020	1,021
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2032	1,190	1,191
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	3,000	3,003
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/2038	10,560	10,566
	Portland OR (Portland Building Project) GO	5.000%	6/15/2035	6,160	6,386
	Portland OR (Portland Building Project) GO	5.000%	6/15/2036	5,950	6,141
	Portland OR (Portland Building Project) GO	5.000%	6/15/2037	6,005	6,170
	Portland OR (Portland Building Project) GO	5.000%	6/15/2038	6,880	7,038
	Portland OR (Portland Building Project) GO	5.000%	6/15/2039	5,045	5,146
	Portland OR (Portland Building Project) GO	5.000%	6/15/2040	2,000	2,034
	Portland OR Sewer System Sewer Revenue	5.000%	6/1/2029	3,000	3,269
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2029	2,500	2,739
	Portland OR Sewer System Sewer Revenue	5.000%	6/1/2030	1,980	2,190
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2040	1,240	1,331
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2041	1,375	1,459
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2042	1,650	1,735
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2043	1,375	1,431
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2044	2,140	2,215

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Portland OR Water System Water Revenue	2.000%	5/1/2042	2,715	1,694
Portland OR Water System Water Revenue	2.000%	5/1/2043	4,910	2,971
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/2027	260	266
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/2028	310	320
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2029	260	262
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2030	195	196
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2031	400	400
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2032	345	342
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2040	1,000	877
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/2037	2,280	2,339
Salem-Keizer School District No. 24J GO	0.000%	6/15/2027	5,000	4,737
Salem-Keizer School District No. 24J GO	5.000%	6/15/2036	15,475	15,996
Salem-Keizer School District No. 24J GO	5.000%	6/15/2037	12,500	12,874
Salem-Keizer School District No. 24J GO	5.000%	6/15/2038	10,000	10,254
Seaside School District No. 10 GO	5.000%	6/15/2034	3,475	3,581
Seaside School District No. 10 GO	5.000%	6/15/2035	2,000	2,056
Seaside School District No. 10 GO	5.000%	6/15/2036	2,500	2,561
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,360	1,394
Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2039	1,665	1,656
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2031	5,460	5,669
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2032	4,115	4,265
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2035	4,000	4,112
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2037	4,205	4,294
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2039	4,475	4,599
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO, Prere.	5.000%	6/15/2027	795	830
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2028	1,065	1,140
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2035	10,560	10,856
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2036	12,120	12,415
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2037	2,442	1,457
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2037	5,500	3,273
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2038	5,500	3,084
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2038	7,100	3,973
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2039	7,500	3,951
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2040	7,750	3,826
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	6,500	3,001
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2042	5,000	2,154
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2043	3,600	1,453
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2044	5,000	1,895
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2045	5,000	1,779
				789,779
Pennsylvania (4.3%)
Abington School District GO	4.000%	10/1/2038	5,000	4,758
Abington School District GO	4.000%	10/1/2039	2,500	2,334
Adams County General Authority College & University Revenue	5.000%	8/15/2031	715	775
Adams County General Authority College & University Revenue	5.000%	8/15/2032	755	820
Adams County General Authority College & University Revenue	5.000%	8/15/2033	1,100	1,162
Adams County General Authority College & University Revenue	5.000%	8/15/2034	935	1,014
Adams County General Authority College & University Revenue	5.000%	8/15/2037	1,085	1,144
Adams County General Authority College & University Revenue	5.000%	8/15/2038	1,140	1,186
Adams County General Authority College & University Revenue	5.000%	8/15/2041	1,225	1,240
Adams County General Authority College & University Revenue	5.000%	8/15/2042	1,390	1,394
Adams County General Authority College & University Revenue	5.000%	8/15/2044	850	836
Adams County General Authority College & University Revenue	5.000%	8/15/2045	750	732
Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.600%	6/1/2029	630	626
Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.900%	6/1/2030	990	979
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2031	950	954
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2032	1,000	995
Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/2033	700	700
Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/2035	550	538
Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2040	2,000	1,809
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	8,605	8,719
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	15,000	15,508
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	8,040	8,473
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	9,385	9,853
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	7,000	7,321
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	6,110	6,464
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	11,000	11,399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	10,000	10,325
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	8,475	8,720
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2034	5,250	5,473
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	6,000	6,151
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2035	6,790	6,630
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	5,550	5,670
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	7,000	6,625
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	2,095	1,988
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	14,500	13,485
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2039	2,360	2,174
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	3,030	3,194
	Allegheny County PA GO	5.000%	11/1/2043	2,250	2,273
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2030	350	389
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2031	540	605
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2033	1,000	1,123
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2034	830	845
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2034	750	833
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2035	400	403
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2035	750	824
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2036	625	679
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2037	600	596
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2037	860	924
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2038	750	735
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2038	1,000	1,065
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2039	705	745
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2040	1,240	1,247
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2040	1,000	1,052
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2041	16,380	15,318
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2043	1,245	1,282
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2044	3,195	2,860
[2]	Allentown City School District GO	5.000%	2/1/2029	3,150	3,329
[2]	Allentown City School District GO	5.000%	2/1/2030	4,275	4,562
[2]	Allentown City School District GO	5.000%	2/1/2033	5,000	5,229
[2]	Allentown City School District GO	5.000%	6/1/2033	1,545	1,569
[2]	Allentown City School District GO	5.000%	6/1/2034	2,000	2,029
[2]	Allentown City School District GO	4.000%	2/1/2035	2,500	2,504
[2]	Allentown City School District GO	5.000%	2/1/2037	2,550	2,614
[2]	Allentown City School District GO	5.000%	6/1/2037	1,500	1,517
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2029	1,450	1,533
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2030	1,450	1,548
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2031	2,830	3,043
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2032	3,345	3,604
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2033	2,550	2,725
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2034	1,915	2,030
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2035	2,700	2,838
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2036	1,000	1,043
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	10,010	10,082
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2027	2,390	2,449
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	1,715	1,772
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	4,810	4,930
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/2032	7,565	7,701
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2033	1,500	1,531
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/2042	7,705	7,652
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/2042	20,670	20,450
[2]	Baldwin Whitehall School District GO	3.000%	11/15/2031	3,545	3,449
[2]	Baldwin Whitehall School District GO	3.000%	11/15/2032	3,665	3,495
[2]	Baldwin Whitehall School District GO	3.000%	11/15/2033	3,765	3,509
	Bellefonte Area School District GO	5.000%	5/15/2042	1,365	1,399
	Bellefonte Area School District GO	5.000%	5/15/2043	2,215	2,258
	Bellefonte Area School District GO	5.000%	5/15/2044	2,000	2,032
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/2026	470	428
[1]	Bermudian Springs School District GO	5.000%	5/1/2031	1,955	2,025
	Bethel Park School District GO	4.000%	8/1/2035	1,760	1,771
	Bethel Park School District GO	4.000%	8/1/2036	1,500	1,506
[2]	Bethlehem Area School District GO	5.000%	10/1/2036	350	376
[2]	Bethlehem Area School District GO	5.000%	10/1/2037	500	532
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	4.000%	10/1/2035	6,035	5,813
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2036	1,055	1,098
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2038	1,160	1,194
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2042	1,410	1,393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2043	1,480	1,450
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2044	1,555	1,510
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2025	445	446
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2026	475	480
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2027	585	595
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2028	785	802
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2029	825	845
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2031	1,825	1,855
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2032	1,915	1,930
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2029	300	315
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2031	1,300	1,378
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2032	2,055	2,164
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2033	1,800	1,882
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2034	1,500	1,558
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2035	1,250	1,290
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2036	1,350	1,385
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2041	1,275	1,258
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/2044	1,690	1,451
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2026	1,000	1,031
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2027	570	600
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2029	1,000	1,053
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/2031	1,825	1,835
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/2032	1,915	1,925
	Capital Region Water Revenue	5.000%	7/15/2027	1,075	1,124
	Capital Region Water Revenue	5.000%	7/15/2028	1,500	1,597
	Centennial School District Bucks County GO	5.000%	12/15/2032	1,235	1,329
	Centennial School District Bucks County GO	5.000%	12/15/2037	1,555	1,619
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,350	1,397
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	2,100	2,152
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	1,000	902
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/2029	1,465	1,422
[4]	Chester County IDA Charter School Aid Revenue	4.000%	10/1/2039	1,325	1,166
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2032	1,820	1,980
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2033	2,960	3,192
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2034	3,110	3,328
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2035	3,265	3,465
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2036	3,430	3,619
	Chester County IDA Recreational Revenue	4.000%	12/1/2038	1,500	1,423
	Chester County IDA Recreational Revenue	4.000%	12/1/2040	2,500	2,324
	Chester County IDA Recreational Revenue	4.000%	12/1/2041	2,740	2,507
[1]	Coatesville School District GO	5.000%	8/1/2025	4,045	4,045
[2]	Coatesville School District GO	0.000%	10/1/2034	1,530	1,010
[2]	Coatesville School District GO	0.000%	10/1/2036	4,000	2,329
[2]	Coatesville School District GO	4.250%	11/15/2039	10,195	9,892
[1]	Coatesville School District GO	5.250%	11/15/2040	2,450	2,578
[1]	Coatesville School District GO	5.250%	11/15/2041	2,600	2,710
[1]	Coatesville School District GO	5.250%	11/15/2042	1,700	1,754
[1]	Coatesville School District GO	5.250%	11/15/2043	1,000	1,022
	Colonial School District GO	5.000%	2/15/2036	1,000	1,023
	Colonial School District GO	5.000%	2/15/2037	1,015	1,036
	Colonial School District GO	5.000%	2/15/2038	1,560	1,589
	Colonial School District GO	5.000%	2/15/2039	1,350	1,371
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2027	950	989
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2027	1,000	1,041
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2028	1,000	1,063
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2029	1,000	1,082
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2026	8,500	8,643
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	3,500	3,630
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2028	12,235	12,912
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	1,875	1,935
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	6,600	6,783
[1]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	5,615	5,243
	Commonwealth of Pennsylvania GO	5.000%	9/15/2025	2,225	2,232
	Commonwealth of Pennsylvania GO	5.000%	1/1/2026	38,855	39,262
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	15,000	15,418
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	24,500	25,208
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	35,000	37,638
	Commonwealth of Pennsylvania GO	4.000%	1/1/2029	25,000	25,427
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/2030	19,000	19,028
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	35,000	38,891

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	9/1/2031	20,390	22,880
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	25,000	28,245
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	40,000	40,729
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2034	33,000	33,485
	Commonwealth of Pennsylvania GO	3.000%	5/15/2034	2,450	2,261
	Commonwealth of Pennsylvania GO	5.000%	10/1/2034	22,000	24,324
	Commonwealth of Pennsylvania GO	4.000%	3/15/2035	33,165	33,214
	Commonwealth of Pennsylvania GO	3.000%	5/15/2035	7,870	7,126
	Commonwealth of Pennsylvania GO	5.000%	10/1/2035	32,500	35,528
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	14,000	14,054
	Commonwealth of Pennsylvania GO	3.000%	5/15/2036	6,910	6,130
	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	8,000	8,001
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	17,440	17,502
	Commonwealth of Pennsylvania GO	2.000%	5/15/2037	1,725	1,303
	Commonwealth of Pennsylvania GO	2.000%	5/15/2038	10,000	7,300
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	11,500	8,112
	Commonwealth of Pennsylvania GO	2.000%	5/15/2040	28,450	19,339
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	26,600	17,453
	Commonwealth of Pennsylvania GO	4.000%	8/15/2041	14,000	13,198
	Commonwealth of Pennsylvania GO	4.000%	9/1/2041	13,500	12,703
	Commonwealth of Pennsylvania GO	4.000%	9/1/2042	14,695	13,592
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	17,950	16,391
	Conestoga Valley School District GO	4.000%	2/1/2032	325	330
	Conestoga Valley School District GO	3.000%	2/1/2035	2,115	1,926
	Conestoga Valley School District GO	4.000%	2/1/2039	480	458
	Conestoga Valley School District GO	4.000%	2/1/2040	750	707
	Council Rock School District GO	2.000%	8/15/2040	3,730	2,425
	Council Rock School District GO	2.000%	8/15/2041	2,645	1,666
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	1,705	1,830
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	2,050	1,935
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	2,000	1,681
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	7,155	6,191
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/2030	2,800	2,434
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/2034	1,900	1,527
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/2041	3,000	2,109
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/2029	1,525	1,548
	Dauphin County PA GO	5.000%	11/15/2041	1,730	1,782
	Dauphin County PA GO	5.000%	11/15/2042	3,880	3,969
	Dauphin County PA GO	5.000%	11/15/2043	2,000	2,033
	Delaware County Authority College & University Revenue	5.000%	10/1/2030	2,400	2,428
	Delaware County Authority College & University Revenue	4.000%	12/1/2031	1,000	1,011
	Delaware County PA GO	5.000%	8/1/2037	345	372
	Delaware County PA GO	5.000%	8/1/2038	460	489
	Delaware County PA GO	5.000%	8/1/2042	1,475	1,520
	Delaware County PA GO	5.000%	8/1/2043	1,850	1,896
	Delaware County PA GO	5.000%	8/1/2044	1,390	1,417
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2030	2,035	2,119
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2037	3,500	3,579
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/2029	6,100	5,685
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2035	2,000	2,047
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	970	980
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2034	2,950	2,858
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2037	1,060	1,016
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2038	1,575	1,496
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2043	100	79
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2043	1,250	1,129
	East Lycoming School District GO	4.000%	9/15/2037	900	876
	East Lycoming School District GO	4.000%	9/15/2039	1,120	1,061
	East Lycoming School District GO	4.000%	9/15/2040	1,000	947
	Easton Area School District GO	4.000%	4/1/2030	2,300	2,301
	Easton Area School District GO	5.000%	2/1/2031	1,580	1,669
	Exeter Township School District GO, Prere.	4.000%	5/15/2027	3,090	3,169
[2]	Fairview School District GO	3.000%	9/15/2034	650	597
[2]	Fairview School District GO	3.000%	9/15/2036	500	447
[2]	Fairview School District GO	3.000%	9/15/2037	500	435
[2]	Fairview School District GO	3.000%	9/15/2038	1,000	844
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2034	2,430	2,226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2037	3,030	2,592
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2038	2,585	2,152
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2039	1,245	1,013
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	8,745	9,188
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	17,175	16,031
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2030	27,795	29,862
[1]	Harrisburg School District GO	5.000%	11/15/2026	4,560	4,701
[1]	Harrisburg School District GO	5.000%	11/15/2027	1,410	1,484
	Haverford Township School District GO	3.000%	3/1/2035	3,925	3,570
[1]	Hempfield Area School District GO	5.000%	3/15/2042	14,000	14,341
	Kennett Consolidated School District GO	5.000%	2/15/2041	275	288
	Kennett Consolidated School District GO	5.000%	2/15/2042	325	336
	Kennett Consolidated School District GO	5.000%	2/15/2043	1,245	1,274
	Kennett Consolidated School District GO	5.000%	2/15/2045	500	507
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2028	800	832
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2029	450	467
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2030	430	445
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	6,730	6,896
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,430	1,461
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,385	1,414
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	3,000	3,040
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	3,000	3,036
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	800	822
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	1,200	1,228
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,250	1,274
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	2,500	2,542
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	1,000	1,013
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (St. Anne's Retirement Community Obligated Group)	5.000%	3/1/2033	2,635	2,545
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2031	6,740	6,925
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2037	3,000	2,959
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2042	5,000	4,581
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/2029	985	1,013
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/2030	400	410
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/2031	500	509
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2026	165	167
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2027	200	205
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2028	200	208
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2029	190	200
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2030	200	213
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2031	210	224
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2032	310	331
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2033	400	427
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2034	425	454
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	4.000%	12/1/2035	1,825	1,764
[2]	Lancaster PA GO	5.000%	11/1/2034	1,890	2,052
[2]	Lancaster School District GO	5.000%	6/1/2030	250	274
[2]	Lancaster School District GO	5.000%	6/1/2031	250	277
[2]	Lancaster School District GO	5.000%	6/1/2032	375	418
[2]	Lancaster School District GO	5.000%	6/1/2042	1,705	1,765
[2]	Lancaster School District GO	5.000%	6/1/2043	1,065	1,094
[2]	Lancaster School District GO	5.000%	6/1/2044	1,210	1,235
	Latrobe IDA College & University Revenue	5.000%	3/1/2030	160	166
	Latrobe IDA College & University Revenue	5.000%	3/1/2031	200	208
	Latrobe IDA College & University Revenue	4.000%	3/1/2035	415	384
	Latrobe IDA College & University Revenue	4.000%	3/1/2036	425	386
	Latrobe IDA College & University Revenue	4.000%	3/1/2037	245	219
	Latrobe IDA College & University Revenue	4.000%	3/1/2038	225	197
	Latrobe IDA College & University Revenue	4.000%	3/1/2041	250	203
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2041	3,655	3,413
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2042	5,485	5,021
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2043	10,485	9,426
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2044	7,000	6,208
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,065	2,181
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,910	3,003
[1]	Luzerne County IDA Lease Revenue	5.000%	12/15/2026	530	534
[1]	Luzerne County IDA Lease Revenue	5.000%	12/15/2027	5,490	5,523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Luzerne County PA GO	5.000%	12/15/2025	500	504
[1]	Luzerne County PA GO	5.000%	12/15/2025	400	403
[1]	Luzerne County PA GO	5.000%	12/15/2026	1,000	1,032
[1]	Luzerne County PA GO	5.000%	12/15/2026	500	516
[1]	Luzerne County PA GO	5.000%	12/15/2027	500	525
[1]	Luzerne County PA GO	5.000%	12/15/2027	500	525
	Lycoming County Authority College & University Revenue	5.000%	10/1/2025	1,085	1,089
	Lycoming County Authority College & University Revenue	5.000%	10/1/2026	675	692
	Manheim Central School District GO	4.000%	5/1/2036	825	821
	Manheim Central School District GO	4.000%	5/1/2038	1,700	1,649
[2]	Middletown Area School District GO	5.000%	3/1/2039	1,670	1,738
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	2,000	2,160
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	520	568
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,200	1,306
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	810	884
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	1,000	949
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	2,000	1,805
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	2,050	2,090
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	2,165	2,264
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	4,040	4,303
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	7,205	7,634
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	4,000	4,220
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	1,000	1,093
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2036	1,160	1,115
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	3,000	2,836
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2038	2,875	2,669
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	3,250	2,996
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2040	2,170	1,973
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2041	3,125	2,794
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2042	2,250	1,977
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2027	2,010	2,102
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2028	2,020	2,151
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2029	3,120	3,372
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2030	1,520	1,631
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2031	4,500	4,800
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2033	4,790	5,065
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2034	3,000	2,967
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2035	2,000	1,954
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2036	1,500	1,444
	Montgomery County PA GO	5.000%	10/1/2039	6,165	6,486
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	4.000%	11/1/2034	5,125	4,945
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/2027	1,385	1,418
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/2028	1,455	1,490
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2033	400	393
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	6,785	7,007
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	36,865	37,443
[1]	Montour School District GO	5.000%	4/1/2032	3,245	3,256
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/2030	5,855	5,561
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/2035	10,425	9,455
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2032	1,515	1,575
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2033	1,145	1,185
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2034	1,000	1,031
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2035	1,000	1,027
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2036	1,250	1,279
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2037	2,420	2,464
	North Allegheny School District GO	4.000%	5/1/2034	1,020	1,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Allegheny School District GO	4.000%	5/1/2035	1,015	1,020
	North Allegheny School District GO	4.000%	5/1/2036	760	763
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2033	2,000	2,259
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2034	7,000	7,920
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	3,175	3,239
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	5,205	5,295
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	7,720	7,842
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	8,130	8,240
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2043	10,000	8,825
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,195	1,115
	Penn Delco School District GO	3.000%	6/1/2032	600	577
	Penn Delco School District GO	3.000%	6/1/2033	600	566
	Penn Delco School District GO	3.000%	6/1/2034	830	768
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2039	700	748
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2043	1,000	1,033
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2044	1,325	1,362
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,000	1,006
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	3,000	3,021
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	5,300	5,445
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	4,130	4,321
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	3,325	3,505
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	10,015	10,458
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	350	373
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2029	9,000	9,183
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2029	1,480	1,581
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	4,270	4,450
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2030	1,885	2,037
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2030	2,500	2,704
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	450	487
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	525	568
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	2,200	2,285
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,280	1,393
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2031	2,000	2,150
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	5,000	5,432
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	2,185	2,256
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2034	1,840	1,934
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	5,000	4,917
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2036	1,300	1,361
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	4,000	3,836
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	1,700	1,620
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2037	1,400	1,312
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	2,000	1,873
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2039	3,550	3,239
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2040	1,670	1,517
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2040	1,000	908
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2040	2,950	2,677
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	4,195	3,787
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	1,300	1,174
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	1,000	903
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2041	1,300	1,170
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2042	1,000	886
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	2,195	1,915
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2045	3,200	3,148
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	17,585	18,258
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2032	29,755	31,649
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2035	59,280	61,684
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2027	3,010	3,171
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.000%	1/1/2042	1,550	1,416
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.125%	1/1/2043	1,000	908
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.125%	1/1/2044	1,500	1,360
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.950%	12/1/2026	12,845	12,323
	Pennsylvania Economic Development Financing Authority Water Revenue (Pennsylvania-American Water Co. Project)	3.000%	4/1/2039	10,000	8,243
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2028	1,330	1,332
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2030	2,250	2,447
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	1,000	1,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	1,125	1,133
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2032	1,000	1,022
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/2032	7,110	7,130
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/2033	8,370	8,385
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2036	4,000	4,001
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2038	9,950	10,273
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2039	5,640	5,782
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/2046	4,000	3,931
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/2032	1,280	1,329
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/2033	1,505	1,555
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,510	1,574
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,280	1,316
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2034	6,500	6,506
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	5,000	4,957
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,245	1,243
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	1,225	1,165
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,400	1,467
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	4,415	4,661
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	1,585	1,486
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	8,000	8,356
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	3,575	3,173
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	3,000	3,079
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	8,000	8,155
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2028	500	533
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	100	107
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	1,750	1,874
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2029	500	539
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2030	1,750	1,900
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2030	1,500	1,637
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2031	2,200	2,372
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2031	2,110	2,266
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/2033	7,415	7,241
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2037	12,000	11,437
[9]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2040	6,500	6,385
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/2041	13,500	9,699
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/2041	2,440	2,333
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/2041	9,035	9,180
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	9/1/2042	4,325	4,344
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2044	10,000	9,416
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2046	70	70
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2050	7,485	7,420
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	3,680	3,622
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2052	10,375	10,517
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	5,695	5,876
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	29,740	31,517
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/2053	8,662	9,197
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	7,160	7,786
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	10,060	10,934
[9]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	7,840	8,899
[4,5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.050%	8/1/2025	8,922	8,922
	Pennsylvania State University College & University Revenue	5.000%	9/1/2030	1,650	1,688
	Pennsylvania State University College & University Revenue	5.000%	9/1/2035	1,350	1,376
	Pennsylvania State University College & University Revenue	5.000%	9/1/2035	4,400	4,511
	Pennsylvania State University College & University Revenue	5.000%	9/1/2037	5,000	5,539
	Pennsylvania State University College & University Revenue	5.000%	9/1/2038	5,000	5,475
	Pennsylvania State University College & University Revenue	5.000%	9/1/2039	3,250	3,525
	Pennsylvania State University College & University Revenue	5.000%	9/1/2040	3,000	3,226
	Pennsylvania State University College & University Revenue	5.000%	9/1/2041	6,250	6,652
	Pennsylvania State University College & University Revenue	5.000%	9/1/2042	5,310	5,557
	Pennsylvania State University College & University Revenue	5.000%	9/1/2042	2,000	2,108
	Pennsylvania State University College & University Revenue	5.000%	9/1/2043	4,640	4,824
	Pennsylvania State University College & University Revenue	5.000%	9/1/2043	3,500	3,663
	Pennsylvania State University College & University Revenue	5.000%	9/1/2044	2,505	2,590
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	35,485	36,159
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	1,270	1,324
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	5,085	5,300
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2027	1,230	1,297
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	5,140	5,232
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	1,775	1,849
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	9,365	9,770

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2028	2,865	2,963
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2028	1,465	1,542
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2028	1,000	1,051
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	7,635	7,768
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	1,340	1,409
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	1,330	1,396
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2030	5,165	5,255
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	2,810	2,944
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	2,820	2,950
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	7,070	7,366
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	3,095	3,225
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2032	17,500	18,094
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2032	10,000	11,194
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	3,250	3,500
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	2,000	2,156
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	20,000	22,403
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2033	12,030	13,497
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	4,500	4,725
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	7,250	7,508
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	2,570	2,661
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2034	8,500	9,557
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	2,600	2,690
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	1,250	1,337
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	8,305	9,237
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2035	20,000	22,131
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	2,215	2,285
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	1,250	1,290
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	3,000	3,093
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	1,250	1,326
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	6,695	7,363
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	1,500	1,543
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	2,100	2,350
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	2,000	2,238
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	3,970	4,083
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	4,000	4,013
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	15,075	15,855
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,350	1,421
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	2,000	2,177
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,110	1,146
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	3,000	3,325
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	6,295	6,459
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	12,640	13,143
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	6,375	6,486
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	2,320	2,426
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	3,000	3,281
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	2,295	2,510
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	2,000	2,047
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	1,100	1,169
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	2,650	2,506
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	5,800	5,484
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	2,000	1,902
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	5,000	5,176
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,370	1,441
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	2,400	2,572
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,640	1,735
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,705	1,821
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	4,860	5,139
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	4,910	5,262
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	6,750	6,301
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	2,000	1,882
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,000	1,002
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,425	1,489
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	4,000	4,215
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	3,000	3,196
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	6,585	7,014
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	2,000	1,830
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	6,415	5,869
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,750	1,816
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	5,290	5,547
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	880	919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,415	1,492
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	1,000	776
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2042	2,540	2,283
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	3,740	3,862
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	11,000	11,360
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,770	1,821
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,220	1,273
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	2,200	1,944
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,500	1,512
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,950	3,040
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	10,050	10,356
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,550	1,594
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,885	1,946
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,000	2,065
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,000	1,003
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,945	3,013
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	3,655	3,752
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,750	2,823
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,670	1,684
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	2,000	2,017
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2026	1,475	1,520
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2038	2,930	2,810
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2039	5,000	4,718
[4]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue TOB VRDO	2.950%	8/1/2025	3,400	3,400
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2029	1,500	1,534
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2030	2,000	2,071
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	3,500	3,610
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	1,125	1,247
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	1,360	1,507
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2032	6,820	7,012
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2032	2,355	2,628
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2032	2,000	2,232
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2033	1,825	2,043
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2033	2,500	2,799
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2034	2,875	2,938
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2034	2,000	2,149
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2035	1,595	1,625
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2035	4,625	5,089
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2036	770	782
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2037	1,400	1,420
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2039	3,675	3,817
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2039	1,360	1,436
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2040	3,860	3,999
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	2,000	2,056
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2043	2,140	2,247
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	15,155	15,335
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	6,885	7,070
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,670	3,759
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,345	1,376
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,775	3,851
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	5,000	5,084
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,495	2,529
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	7,000	7,053
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,670	2,806
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,000	1,041
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	2,000	1,881
[4]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/2034	1,885	1,839
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/2039	1,725	1,670
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	4.000%	6/15/2029	550	540
[4]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/2032	1,795	1,799
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.000%	6/15/2032	340	348
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.125%	6/15/2042	750	708
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/2039	750	691
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2030	590	608
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2040	620	608
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2028	420	431
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2029	220	225
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2030	145	148
	Philadelphia IDA College & University Revenue	5.000%	11/1/2028	2,455	2,595
	Philadelphia IDA College & University Revenue	5.000%	11/1/2029	2,730	2,917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia IDA College & University Revenue	5.000%	11/1/2030	4,275	4,541
	Philadelphia IDA College & University Revenue	5.000%	11/1/2031	2,650	2,788
	Philadelphia IDA College & University Revenue	5.000%	11/1/2032	2,850	2,979
	Philadelphia IDA College & University Revenue	5.000%	11/1/2033	5,250	5,458
	Philadelphia IDA College & University Revenue	4.000%	11/1/2035	2,750	2,652
	Philadelphia IDA College & University Revenue	4.000%	11/1/2036	1,875	1,776
	Philadelphia IDA College & University Revenue	4.000%	11/1/2039	8,160	7,554
	Philadelphia IDA College & University Revenue	4.000%	11/1/2040	8,715	7,947
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2028	325	338
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2029	340	357
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2030	500	527
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/2037	3,320	3,502
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/2042	2,235	2,166
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,010	1,045
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,900	1,952
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	3,830	3,923
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,850	2,824
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	6,220	6,051
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	3,000	3,017
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	5,230	5,242
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	5/1/2032	1,250	1,307
	Philadelphia IDA Lease (Appropriation) Revenue (Cultural & Commercial Corridors Program)	5.000%	12/1/2031	630	634
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/2028	5,480	5,851
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	10,375	11,077
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	2,450	2,453
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	1,455	1,457
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2036	1,265	1,256
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2037	7,135	7,019
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	9,160	8,872
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2039	2,000	1,925
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2040	5,000	4,734
[4]	Philadelphia PA GO	4.590%	9/12/2025	3,450	3,206
	Philadelphia PA GO	5.000%	8/1/2029	5,000	5,000
	Philadelphia PA GO	4.000%	5/1/2038	7,045	6,718
	Philadelphia PA GO	4.000%	5/1/2040	12,800	11,659
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2027	3,875	4,063
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2027	1,585	1,665
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2031	13,285	14,797
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2032	7,220	8,098
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2033	6,000	6,754
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2034	6,880	7,760
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2034	7,500	8,013
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2035	1,315	1,434
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2035	5,000	5,636
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2035	4,195	4,205
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2035	13,390	14,190
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2036	1,350	1,458
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2036	3,640	3,618
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2036	14,075	14,809
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2036	1,550	1,630
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2037	12,500	13,059
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2037	250	258
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2037	1,770	1,847
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2038	4,895	4,750
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2038	13,000	13,489
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2038	2,200	2,279
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2039	3,860	4,042
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2039	5,955	5,659
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2039	5,000	5,168
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2039	2,725	2,812
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2040	4,535	4,723
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2040	8,465	7,975
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2040	5,000	5,152
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2040	6,000	6,174
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2041	2,285	2,393
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2042	3,150	3,270
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2043	2,910	3,000
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2044	3,250	3,332
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	1,100	1,105
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	2,260	2,329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	2,665	2,730
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	1,810	1,847
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2030	6,615	7,185
	Pittsburgh PA GO	5.000%	9/1/2041	375	389
	Pittsburgh PA GO	5.000%	9/1/2043	525	537
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2031	1,000	1,077
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2032	550	588
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2035	1,755	1,843
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2036	2,000	2,090
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2037	2,275	2,364
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2038	2,250	2,325
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2039	2,000	2,055
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2044	2,960	2,986
[1,4]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	2.970%	8/1/2025	22,515	22,515
[1]	Reading School District GO	5.000%	3/1/2026	1,235	1,252
[1]	Reading School District GO	5.000%	3/1/2036	1,250	1,270
[2]	Ridley School District GO	3.000%	11/15/2038	3,820	3,311
[1]	River Valley PA School District GO	4.000%	3/15/2029	1,470	1,527
[1]	River Valley PA School District GO	4.000%	3/15/2030	1,610	1,682
[1]	River Valley PA School District GO	4.000%	3/15/2032	1,740	1,790
[1]	River Valley PA School District GO	4.000%	3/15/2034	1,880	1,908
[1]	River Valley PA School District GO	4.000%	3/15/2035	1,955	1,969
	Rose Tree Media School District GO	5.000%	4/1/2026	2,990	3,037
	Rose Tree Media School District GO	5.000%	4/1/2029	700	710
[2]	School District of Philadelphia GO	5.000%	9/1/2025	19,955	19,993
	School District of Philadelphia GO	5.000%	9/1/2026	2,295	2,299
	School District of Philadelphia GO	5.000%	9/1/2029	2,010	2,165
	School District of Philadelphia GO	5.000%	9/1/2030	3,225	3,464
	School District of Philadelphia GO	5.000%	9/1/2031	4,100	4,384
	School District of Philadelphia GO	5.000%	9/1/2032	2,100	2,104
	School District of Philadelphia GO	5.000%	9/1/2032	5,485	5,830
	School District of Philadelphia GO	5.000%	9/1/2033	1,500	1,585
	School District of Philadelphia GO	5.000%	9/1/2033	1,000	1,080
	School District of Philadelphia GO	4.000%	9/1/2036	2,960	2,915
	School District of Philadelphia GO	5.000%	9/1/2036	1,000	1,030
	School District of Philadelphia GO	5.250%	9/1/2036	1,000	1,093
	School District of Philadelphia GO	5.000%	9/1/2037	1,000	1,026
	School District of Philadelphia GO	5.250%	9/1/2037	2,000	2,164
	School District of Philadelphia GO	5.250%	9/1/2038	1,400	1,499
	School District of Philadelphia GO	4.000%	9/1/2039	4,520	4,150
	School District of Philadelphia GO	5.250%	9/1/2039	5,000	5,309
	School District of Philadelphia GO	5.250%	9/1/2039	2,170	2,304
	School District of Philadelphia GO	5.250%	9/1/2040	11,665	12,305
	School District of Philadelphia GO	5.250%	9/1/2040	2,285	2,410
	School District of Philadelphia GO	5.000%	9/1/2044	2,000	1,965
	Scranton PA School District GO	5.000%	12/1/2030	1,640	1,756
	Scranton PA School District GO	5.000%	12/1/2031	1,730	1,849
	Scranton PA School District GO	4.000%	12/1/2041	1,750	1,603
	Scranton PA School District GO	4.125%	12/1/2043	1,450	1,329
[9]	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2028	400	423
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2030	1,145	1,158
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2031	1,055	1,065
[9]	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2033	650	706
[9]	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2034	680	735
[9]	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2035	735	788
[18]	Shaler Area PA School District GO	0.000%	9/1/2031	5,000	3,955
[18]	Shaler Area PA School District GO	0.000%	9/1/2032	6,195	4,669
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2026	880	887
	Southcentral Pennsylvania General Authority College & University Revenue (Aicup Financing Program - York College Program)	5.000%	5/1/2045	1,610	1,544
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,750	1,836
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2026	3,445	3,452
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2034	790	844
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2039	1,000	935
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2040	1,000	923
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2026	31,500	32,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	15,000	15,606
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	8,440	8,572
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	8,400	8,520
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2036	5,895	5,932
[1]	State Public School Building Authority Lease Revenue	5.000%	6/1/2027	600	615
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2035	3,195	3,313
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2036	3,360	3,467
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2037	2,530	2,600
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/2038	2,055	2,030
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2038	2,460	2,516
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2040	1,930	2,038
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	9,000	9,947
	Tredyffrin Easttown School District GO	5.000%	2/15/2041	1,000	1,048
[1]	Trinity Area School District GO	4.000%	11/1/2038	1,665	1,592
[1]	Trinity Area School District GO	4.000%	11/1/2039	1,750	1,651
	Twin Valley School District GO	3.000%	4/1/2029	500	503
	Twin Valley School District GO	3.000%	4/1/2031	1,200	1,176
	Twin Valley School District GO	3.000%	4/1/2032	1,100	1,059
	Twin Valley School District GO	3.000%	4/1/2033	1,250	1,178
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2028	1,120	1,102
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2038	5,945	5,713
[2]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/2034	5,000	5,021
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2044	2,500	2,534
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2026	650	646
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2027	675	668
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2028	700	689
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2029	1,460	1,429
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2030	1,520	1,470
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	1,580	1,504
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	6,110	4,820
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2026	345	346
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2027	330	339
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2028	400	416
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2029	700	733
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2030	550	578
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2037	1,400	1,285
[2]	William Penn School District GO	4.000%	11/15/2029	2,140	2,240
[2]	William Penn School District GO	3.000%	11/15/2039	1,000	838
[2]	Woodland Hills School District GO	4.000%	9/1/2037	1,210	1,184
[2]	Woodland Hills School District GO	4.000%	9/1/2038	1,395	1,334
[2]	Woodland Hills School District GO	4.000%	9/1/2039	1,455	1,376
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/2028	4,405	4,483
					3,335,836
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	80,579	83,053
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	98,043	103,796
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	80,718	87,629
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	85,169	59,021
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	107,028	104,364
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	43,971	41,934
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	16,972	15,980
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	41,469	36,131
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	8,600	8,871
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	5,150	5,356
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	2,295	2,387
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	27,115	28,352
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	19,135	19,965
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	24,150	25,295
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	21,000	21,639
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	14,295	14,667
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	1,250	1,282
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	14,525	14,958
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	12,940	11,163
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	21,350	18,419
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/2027	4,735	4,984
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/2026	1,420	1,436
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,115	1,159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	225	236
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,150	1,212
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	995	1,050
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,545	2,649
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	485	501
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	145	149
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	235	218
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	325	297
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	225	202
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	45	40
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	230	198
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	45	38
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Special Assessment Revenue (Hospital De Louisiana Concepcion Project), Prere.	3.550%	11/15/2026	3,880	3,911
[1]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/2026	1,000	1,031
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	19,753	18,502
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	46,418	40,395
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	29,964	23,865
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	45,997	33,268
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	269,635	250,705
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	2,169	2,017
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	8,165	7,592
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/2040	1,000	945
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	57,398	17,753
					1,118,615
Rhode Island (0.2%)
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/2036	5,000	5,149
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/2037	3,000	3,073
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2031	700	768
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2032	1,250	1,379
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2034	1,325	1,465
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2035	1,900	2,099
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2036	2,570	2,810
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2037	1,250	1,352
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2038	1,500	1,604
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2039	1,500	1,589
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2041	1,000	1,057
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2042	1,275	1,335
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2043	1,000	1,040
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/2039	6,760	7,083
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/2028	515	522
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/2032	650	656
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/2035	1,575	1,582
	Rhode Island GO	3.000%	5/1/2032	8,170	7,951
	Rhode Island GO	3.000%	5/1/2033	8,420	8,076
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/2027	2,000	2,046
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	8/15/2033	450	472
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2033	440	475
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2034	100	107
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2034	465	499
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2035	500	532
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2037	675	663
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2038	400	417
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2039	770	796
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2040	805	746
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/2025	5,000	5,002
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	2,000	2,027
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	5,000	5,037
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	3,000	3,007

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	10,000	10,792
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/2036	1,000	918
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	1,950	2,071
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	1,900	1,962
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	1,000	1,020
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	1,215	1,212
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2044	1,100	1,075
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2032	500	555
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2033	500	557
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2035	3,000	3,037
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2035	730	804
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2036	800	873
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2037	3,480	3,465
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,205	1,302
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2038	1,300	1,390
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	3.000%	5/15/2039	1,090	903
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2039	5,000	4,735
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2039	800	847
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2040	1,400	1,466
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2041	2,500	2,312
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2041	1,500	1,556
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2042	3,195	2,898
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2042	1,535	1,581
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2043	3,340	2,995
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2043	1,100	1,127
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2044	2,985	2,641
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2044	1,130	1,154
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2033	2,125	2,185
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2034	3,355	3,417
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2035	2,685	2,708
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2036	2,870	2,861
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2039	8,430	7,831
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2040	1,230	1,125
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2041	3,000	2,703
	Rhode Island Health & Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/2039	1,375	1,277
	Rhode Island Health & Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/2040	1,435	1,325
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	5.000%	4/1/2044	750	738
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/2048	1,515	1,526
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/2049	2,050	2,059
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2050	10,300	10,200
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	5,060	4,999
					172,618
South Carolina (1.3%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2034	1,000	1,056
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2035	750	787
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2036	1,140	1,190
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2037	905	940
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2038	800	826
	Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/2029	620	674
	Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/2029	1,200	1,305
	Charleston County SC GO	5.000%	11/1/2025	2,660	2,676
	Charleston Housing Authority SC Local or Guaranteed Housing Revenue	5.000%	12/1/2041	3,900	3,797
	Charleston SC Hospitality Tax Miscellaneous Taxes Revenue	5.000%	9/1/2029	675	738
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/2039	2,510	2,686
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2030	1,000	1,015
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2031	1,060	1,073
	Dorchester County SC Special Assessment Revenue	4.500%	10/1/2033	415	408
	Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/2032	450	507
	Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/2033	460	519
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2042	250	229
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	250	226
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2044	300	267
	Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/2028	5,000	5,336
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/2033	4,120	3,983
	Fort Mill School District No. 4 GO	3.125%	3/1/2033	5,155	5,001
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2034	650	653
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2035	650	648
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2036	600	593
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2037	600	587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2039	750	716
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/2040	1,000	808
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/2043	2,400	2,341
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	850	931
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	3,190	3,438
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	1,140	1,219
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	920	929
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	5,010	5,027
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	940	945
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	4,030	4,034
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	155	155
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2041	6,830	6,330
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2042	6,425	5,887
	Horry County SC School District GO	5.000%	3/1/2028	10,120	10,768
	Horry County SC School District GO	5.000%	3/1/2030	11,230	12,401
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/2025	1,105	1,112
	Kershaw County SC School District GO	5.000%	3/1/2029	8,210	8,605
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2031	800	880
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2032	1,000	1,091
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2033	1,100	1,187
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2034	1,125	1,207
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2035	650	693
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2036	875	928
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2037	1,175	1,236
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2039	1,100	1,144
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2041	1,100	1,131
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2042	1,685	1,722
	Lancaster County SC School District GO	4.000%	3/1/2030	4,860	4,918
	Lancaster County SC School District GO	4.000%	3/1/2031	7,190	7,262
	Lancaster County SC School District GO	4.000%	3/1/2032	6,135	6,173
	Lancaster County SC School District GO	4.000%	3/1/2033	5,800	5,818
	Lancaster County SC School District GO	4.000%	3/1/2034	6,040	6,053
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,090	1,119
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,425	1,494
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	5,145	5,394
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,640	1,716
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2031	1,525	1,535
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2032	2,250	2,262
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	3,000	3,023
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2036	5,065	5,097
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	11,305	11,362
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2033	1,465	1,565
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2034	1,785	1,892
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2035	2,040	2,142
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2036	2,320	2,415
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2037	2,620	2,705
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2038	2,790	2,860
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2039	2,285	2,326
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2040	3,450	3,493
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2041	1,810	1,826
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	79,240	85,175
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	34,290	36,250
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2030	500	540
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2031	250	271
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2032	500	537
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2033	810	864
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2034	1,000	1,054
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2035	725	723
	Patriots Energy Group Natural Gas Revenue	2.000%	6/1/2037	500	354
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2038	600	576
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2039	575	544
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2040	600	557
[1,13]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/2031	5,560	4,657
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2031	2,500	2,554
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2032	4,120	4,195
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2033	4,695	4,740
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2033	33,795	34,117
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2034	14,000	14,017
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2034	5,000	5,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Richland County SC School District No. 2 GO	3.000%	3/1/2033	1,000	957
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/2043	1,570	1,393
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2027	2,500	2,504
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2036	975	1,052
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2037	1,035	1,108
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2038	1,115	1,184
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2039	1,125	1,186
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2040	1,000	1,046
	South Carolina Housing Finance & Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities	4.800%	7/1/2045	5,000	4,847
[9]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	5.500%	6/1/2035	910	906
[9]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	6.500%	6/1/2045	2,455	2,402
[4]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/2036	6,250	5,236
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2033	705	728
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2033	620	640
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2034	735	754
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2034	650	667
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2035	775	788
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2035	680	691
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2036	810	814
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2037	855	849
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2037	740	735
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2038	895	881
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2038	775	763
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2039	945	923
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2039	810	791
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2040	1,000	965
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2040	845	815
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2041	730	694
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	11,180	11,582
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	7,000	7,371
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	700	740
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2028	4,000	4,004
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	960	1,012
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	870	914
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	1,100	1,147
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	21,440	23,618
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	320	336
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	1,325	1,382
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	435	450
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	2,000	2,069
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	400	412
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2035	7,105	7,290
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	7,500	8,019
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	430	438
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2037	18,500	18,847
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	6,000	6,230
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2039	1,000	1,024
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	9,835	10,338
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	9,000	9,377
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	5,000	4,489
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,745	1,820
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	8,085	8,306
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	2,215	2,294
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	6,515	6,659
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	2,100	2,161
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2045	13,890	14,482
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/2028	2,715	2,743
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/2029	2,185	2,206
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	12,700	13,641
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	5,975	6,471
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	5,100	4,918
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2032	3,675	3,963

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2033	1,025	1,034
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2033	19,605	19,810
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2034	2,100	2,104
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2034	14,045	14,079
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2034	4,000	4,393
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2035	500	495
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2035	12,080	12,866
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2035	5,500	5,989
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2036	5,785	6,115
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2037	5,750	5,551
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2037	16,000	15,447
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2038	23,915	22,810
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2039	8,020	7,532
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2039	6,000	6,309
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	12,385	11,493
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	14,435	13,395
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2040	2,130	2,226
	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/2041	9,900	7,282
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2041	3,510	3,198
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	3,000	3,106
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	5,000	5,177
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	2,590	2,316
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2042	3,200	3,266
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	15,000	14,904
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	3,625	3,667
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	6,315	6,388
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2044	3,000	3,014
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	2,630	2,625
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	3,850	3,884
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	1,340	1,349
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	400	402
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	3,265	3,273
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2034	2,375	2,629
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2035	2,250	2,473
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2036	2,500	2,717
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2037	2,750	2,957
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2038	3,375	3,590
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2039	3,580	3,772
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2040	2,000	2,094
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2041	2,250	2,333
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2042	2,250	2,300
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2043	2,500	2,534
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2044	2,825	2,843
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2044	4,750	4,780
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2045	2,500	2,506
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2046	3,500	3,493
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2046	7,940	7,925
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2040	1,735	1,388
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	2.250%	7/1/2046	375	227
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/2050	730	735
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	640	633
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/2052	2,930	2,918
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2052	11,440	11,947
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,056	3,139
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2031	13,970	14,863
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2032	20,000	21,194
	Spartanburg County School District No. 5 GO	4.000%	3/1/2041	5,260	4,939
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	2,300	2,430
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	500	539
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2033	500	536
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2035	535	566
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	500	496
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	2,000	1,892
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	1,050	1,006
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2040	1,500	1,389
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2043	3,765	3,246
	State of South Carolina GO	5.000%	4/1/2040	3,030	3,189
	State of South Carolina GO	5.000%	4/1/2041	4,335	4,535
	State of South Carolina GO	5.000%	4/1/2042	5,160	5,357
[2]	Sumter Two School Facilities Inc. Intergovernmental Agreement Revenue (Sumter School District Project)	5.000%	12/1/2025	1,440	1,449

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/2041	1,245	1,274
					977,165
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2025	1,265	1,267
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	675	676
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,275	1,277
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	4,235	4,395
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	1,825	1,828
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,735	1,796
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,415	1,417
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	4,905	5,037
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,000	3,069
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,815	1,866
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	3,640	3,710
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2034	11,985	11,819
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	8,250	8,257
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,855	2,917
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2035	1,685	1,638
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2036	1,400	1,349
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	2,540	2,450
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	2,100	1,904
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/2034	24,775	24,630
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2051	2,130	2,110
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2052	6,420	6,348
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/2054	2,700	2,884
	Tea Area School District No. 41-5 GO	5.000%	8/1/2045	1,000	1,005
	Yankton SD School District No. 63-3 GO	5.000%	8/1/2042	1,500	1,541
					95,190
Tennessee (1.4%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	3,045	3,262
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	2,205	2,318
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,000	1,045
[1]	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	11,790	12,895
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,585	1,690
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/2036	1,000	964
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	740	759
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	1,000	931
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	1,005	1,018
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	760	765
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2043	7,650	7,797
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	3,800	3,847
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/2042	13,220	13,586
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/2043	13,900	14,181
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2039	1,610	1,697
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2040	2,200	2,301
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2041	2,600	2,693
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2042	2,915	2,992
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2043	3,715	3,778
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2044	3,000	3,028
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,315	2,356
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,850	1,955
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,540	1,619
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,360	1,424
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	1,050	954
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	670	696
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	950	992
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2031	5,700	5,705
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	2,600	2,692
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2032	8,520	8,526
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2033	8,970	8,975
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	2,035	2,089
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2034	7,505	7,509
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	950	972
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	2,335	2,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/2028	30	32
	Kingsport TN GO	4.000%	3/1/2044	1,245	1,132
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,015	1,064
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	4,290	4,384
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	200	203
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	6,465	6,677
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	5,360	5,428
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	4,000	4,044
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2037	6,435	6,489
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	3,000	2,611
	Knox County TN GO	3.000%	6/1/2036	3,530	3,174
	Knox County TN GO	3.000%	6/1/2039	3,675	3,085
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/2044	2,235	2,295
	Knoxville TN GO	3.000%	5/1/2037	3,175	2,827
	Knoxville TN GO	3.000%	5/1/2040	3,470	2,856
	Lebanon Special School District GO	5.000%	4/1/2044	1,110	1,117
	Maury County TN GO	5.000%	4/1/2029	1,275	1,293
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/2031	600	673
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/2032	855	955
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/2039	3,000	3,199
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/2040	2,850	3,021
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/2041	2,000	2,100
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/2042	2,250	2,341
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/2043	3,705	3,829
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/2044	2,000	2,056
	Memphis TN Gas Natural Gas Revenue	4.000%	12/1/2033	1,030	1,035
	Memphis TN GO	5.000%	4/1/2040	7,120	7,455
	Memphis TN GO	4.000%	5/1/2040	5,280	5,028
	Memphis TN GO	5.000%	4/1/2041	6,000	6,232
	Memphis TN GO	5.000%	4/1/2041	5,815	6,039
	Memphis TN GO	5.000%	4/1/2042	7,120	7,337
	Memphis TN GO	5.000%	4/1/2042	7,260	7,481
	Memphis TN GO	5.000%	4/1/2043	7,115	7,290
	Memphis TN GO	5.000%	4/1/2043	6,600	6,762
	Memphis TN GO	5.000%	4/1/2044	6,600	6,731
	Memphis TN GO	5.000%	4/1/2045	4,620	4,694
[1]	Memphis TN Sanitary Sewerage System Revenue	5.000%	6/1/2044	3,305	3,393
[1]	Memphis TN Sanitary Sewerage System Revenue	5.000%	6/1/2045	3,335	3,409
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/2034	2,060	2,060
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2035	1,000	1,066
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/2036	930	925
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2036	1,420	1,504
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2039	2,560	2,663
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2040	2,120	2,196
	Memphis TN Water Revenue	4.000%	12/1/2033	1,000	1,009
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2031	1,675	1,820
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2032	1,765	1,907
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	1,850	1,986
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,445	1,543
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2036	1,000	991
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2039	1,000	951
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2029	1,000	1,070
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2029	250	257
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2036	500	530
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2037	500	526
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2038	400	417
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2043	2,000	2,006
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2029	455	458
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2030	730	732
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2041	8,790	7,524
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	5,770	6,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	10,000	10,931
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	6,000	6,554
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2028	7,575	8,039
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2028	700	747
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2029	1,305	1,414
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2029	665	720
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2029	1,000	1,086
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	1,735	1,906
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	1,000	1,099
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2033	755	841
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2034	530	591
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2035	530	586
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2036	575	630
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2037	1,165	1,264
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2038	740	794
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2039	465	493
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2040	500	525
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2041	600	623
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2042	900	925
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2043	1,000	1,019
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2044	1,065	1,080
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,645	1,756
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	350	384
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	1,500	1,591
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	600	653
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	1,700	1,792
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	4,170	4,369
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	2,200	2,290
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	300	319
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	2,485	2,573
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	600	633
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	1,100	1,143
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,355	1,398
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2026	1,090	1,112
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2026	2,500	2,551
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2027	1,000	1,046
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2027	3,000	3,137
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2028	1,000	1,068
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2028	3,000	3,204
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2029	1,000	1,039
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2029	1,000	1,039
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2030	1,210	1,255
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2030	1,250	1,297
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2031	1,040	1,075
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2031	750	776
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2032	645	665
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2033	1,000	1,029
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2034	1,200	1,232
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2036	1,250	1,276
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2037	1,055	1,074
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2037	1,000	1,094
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2038	1,000	1,083
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2040	1,650	1,753
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	2,250	2,348
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2043	3,000	3,111
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2044	1,250	1,290
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2032	8,830	8,914
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2035	14,305	14,524
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2039	6,365	6,188
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	7,580	6,998
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2043	8,750	8,062
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2044	2,780	2,529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	3.000%	7/1/2040	1,095	887
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2032	3,490	2,630
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2033	1,450	1,036
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2034	2,600	1,758
[10]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/2029	1,400	1,366
[10]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/2030	2,250	2,185
[10]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/2031	1,000	964
	Sevierville TN GO	5.000%	6/1/2036	3,660	3,872
[4]	Shelby County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.000%	6/1/2044	1,250	1,160
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	3,840	4,155
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	10,435	11,271
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	11,315	12,175
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/2034	38,090	41,448
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	22,475	24,024
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	12,460	13,127
	Shelby County TN GO	5.000%	3/1/2026	1,165	1,167
	Shelby County TN GO	3.125%	4/1/2032	6,145	6,081
	Shelby County TN GO	4.000%	4/1/2033	6,055	6,162
	Shelby County TN GO	4.000%	4/1/2035	7,200	7,248
	Spring Hill TN GO	5.000%	6/1/2035	2,890	3,133
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	62,225	62,553
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	118,165	124,425
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	49,365	51,448
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	2,240	2,283
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	22,600	23,013
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	123,905	127,668
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	21,530	22,517
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.350%	7/1/2037	1,495	1,314
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	4,130	4,162
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/2054	16,585	17,543
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	3,735	3,992
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/2032	3,860	4,149
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/2037	3,570	3,742
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/2039	5,480	5,661
	West Knox Utility District Water Revenue	3.000%	6/1/2037	3,165	2,778
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	4,040	4,144
	Williamson County TN GO	3.000%	4/1/2036	4,945	4,516
	Williamson County TN GO	3.000%	4/1/2037	5,090	4,542
	Williamson County TN GO	3.000%	4/1/2037	3,375	3,012
	Williamson County TN GO	3.000%	4/1/2038	5,245	4,563
	Williamson County TN GO	3.000%	4/1/2038	3,475	3,023
	Williamson County TN GO	3.000%	4/1/2039	5,400	4,583
					1,084,534
Texas (12.9%)
	Abilene TX GO	4.000%	2/15/2043	1,370	1,229
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/2028	3,360	3,404
	Alamo Community College District GO	5.000%	2/15/2027	4,000	4,155
	Alamo Community College District GO	5.000%	2/15/2028	4,000	4,237
	Alamo Community College District GO	5.000%	2/15/2030	3,890	4,268
	Alamo Community College District GO	5.000%	8/15/2037	3,000	3,056
[19]	Alamo Heights Independent School District GO	4.000%	2/1/2030	835	849
[19]	Alamo Heights Independent School District GO	4.000%	2/1/2031	810	821
[19]	Alamo Heights Independent School District GO	5.000%	2/1/2035	1,000	1,126
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2029	3,090	3,095
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2031	3,055	3,059
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2033	3,755	3,759
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2034	3,945	3,949
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2035	4,140	4,144
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2036	4,350	4,354
[19]	Aldine Independent School District GO	5.000%	2/15/2037	1,065	1,098
[19]	Aldine Independent School District GO	5.000%	2/15/2037	3,250	3,511
[19]	Aldine Independent School District GO	5.000%	2/15/2038	2,275	2,432
[19]	Aldine Independent School District GO	5.000%	2/15/2039	10,000	10,592
[19]	Aldine Independent School District GO	5.000%	2/15/2040	2,000	2,094

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Aldine Independent School District GO	5.000%	2/15/2041	3,200	3,321
[19]	Aldine Independent School District GO	5.000%	2/15/2042	1,310	1,348
[19]	Aldine Independent School District GO	5.000%	2/15/2043	3,255	3,327
[19]	Aldine Independent School District GO	5.000%	2/15/2044	4,125	4,195
[19]	Aledo Independent School District GO	5.000%	2/15/2039	1,270	1,342
[19]	Aledo Independent School District GO	5.000%	2/15/2040	1,070	1,122
[19]	Aledo Independent School District GO	5.000%	2/15/2041	2,000	2,079
[19]	Aledo Independent School District GO	5.000%	2/15/2042	1,000	1,033
[19]	Aledo Independent School District GO	5.000%	2/15/2043	2,400	2,468
[19]	Alief Independent School District GO	5.000%	2/15/2026	2,635	2,670
[19]	Alief Independent School District GO	4.000%	2/15/2029	2,780	2,795
[19]	Alief Independent School District GO	4.000%	2/15/2043	2,470	2,265
[19]	Alief Independent School District GO	4.000%	2/15/2044	2,470	2,243
[19]	Alief Independent School District GO	4.000%	2/15/2045	2,470	2,218
[19]	Allen Independent School District GO	5.000%	2/15/2031	1,070	1,082
[19]	Allen Independent School District GO	5.000%	2/15/2032	1,000	1,011
	Allen TX GO	5.000%	8/15/2032	750	841
	Allen TX GO	5.000%	8/15/2033	800	900
	Allen TX GO	5.000%	8/15/2036	1,100	1,201
	Allen TX GO	5.000%	8/15/2037	1,155	1,250
	Allen TX GO	5.000%	8/15/2038	1,610	1,726
	Allen TX GO	5.000%	8/15/2040	1,000	1,054
	Allen TX GO	5.000%	8/15/2041	1,250	1,305
	Allen TX GO	5.000%	8/15/2042	1,600	1,656
	Allen TX GO	5.000%	8/15/2043	1,235	1,271
	Allen TX GO	5.000%	8/15/2044	1,200	1,230
[19]	Alvin TX Independent School District GO	5.000%	2/15/2031	1,000	1,109
[19]	Alvin TX Independent School District GO	5.000%	2/15/2032	1,000	1,117
[19]	Alvin TX Independent School District GO	5.000%	2/15/2034	1,100	1,241
[19]	Alvin TX Independent School District GO	5.000%	2/15/2035	570	635
[19]	Alvin TX Independent School District GO	5.000%	2/15/2036	575	634
[19]	Alvin TX Independent School District GO	5.000%	2/15/2037	700	762
[19]	Alvin TX Independent School District GO	5.000%	2/15/2039	1,085	1,159
[19]	Alvin TX Independent School District GO	5.000%	2/15/2040	650	686
[19]	Alvin TX Independent School District GO	5.000%	2/15/2041	1,250	1,308
[19]	Alvin TX Independent School District GO	5.000%	2/15/2042	2,850	2,957
[19]	Alvin TX Independent School District GO	5.000%	2/15/2043	875	902
[19]	Alvin TX Independent School District GO	5.000%	2/15/2044	450	461
[19]	Alvin TX Independent School District GO	5.000%	2/15/2045	475	485
[1]	Alvin TX Water & Sewer System Water Revenue	5.000%	2/1/2030	1,205	1,317
[19]	Amarillo Independent School District GO	5.000%	2/1/2043	10,590	10,677
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/2041	3,010	2,741
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/2042	3,130	2,801
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/2043	2,810	2,484
[19]	Andrews Independent School District GO	5.000%	2/15/2029	1,080	1,166
[19]	Angleton Independent School District GO	3.000%	2/15/2036	1,345	1,202
[19]	Angleton Independent School District GO	5.000%	2/15/2039	1,985	2,120
[19]	Angleton Independent School District GO	4.000%	2/15/2040	4,415	4,283
[19]	Angleton Independent School District GO	4.000%	2/15/2044	1,000	913
	Anna TX GO	4.250%	2/15/2047	1,900	1,710
[4]	Anna TX Special Assessment Revenue	7.000%	9/15/2042	4,071	4,287
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2027	240	251
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2027	410	417
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	300	320
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	75	77
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2029	80	79
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	235	256
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2030	500	515
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2030	85	83
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2031	515	527
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2031	90	87
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2032	310	316
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	380	385
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2034	330	333
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2035	1,600	1,603
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2036	375	372
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2036	1,250	1,242
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2036	170	152
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	1,100	1,080
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	1,500	1,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	900	871
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	1,875	1,814
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	470	449
[19]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	1,625	1,553
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/2026	1,250	1,248
	Arlington TX GO	5.000%	8/15/2034	3,795	4,284
	Arlington TX GO	5.000%	8/15/2034	1,170	1,321
	Arlington TX GO	5.000%	8/15/2039	3,790	4,081
	Arlington TX GO	5.000%	8/15/2040	3,790	4,027
	Arlington TX GO	5.000%	8/15/2041	3,790	3,990
	Arlington TX GO	5.000%	8/15/2042	3,790	3,962
[19]	Arlington TX Independent School District GO	5.000%	2/15/2029	1,560	1,577
[19]	Arlington TX Independent School District GO	4.000%	2/15/2039	1,100	1,074
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2027	1,345	1,392
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2028	750	796
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2029	1,000	1,055
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2030	1,000	1,052
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2031	1,565	1,639
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2033	1,700	1,765
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2034	3,000	3,103
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2035	3,300	3,399
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2035	3,235	3,332
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2036	4,595	4,713
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2036	3,850	3,949
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2037	2,800	2,862
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2037	4,000	4,089
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2038	5,035	5,127
[1]	Arlington TX Special Tax Revenue	4.000%	2/15/2044	2,375	2,061
	Arlington TX Water & Wastewater System Water Revenue	5.000%	6/1/2034	2,035	2,290
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/2039	2,170	1,535
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/2041	4,400	2,870
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2028	800	854
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2029	800	865
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2030	2,350	2,558
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2032	2,700	2,908
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2034	4,065	4,306
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2035	1,500	1,574
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2036	4,280	4,454
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2037	1,600	1,654
[19]	Aubrey Independent School District GO	5.000%	2/15/2039	3,055	3,229
[1,9]	Aubrey TX GO	5.000%	2/15/2037	1,000	1,071
[1,9]	Aubrey TX GO	5.000%	2/15/2038	1,180	1,248
[1,9]	Aubrey TX GO	5.000%	2/15/2039	1,000	1,048
[4]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2030	296	301
[4]	Aubrey TX Special Assessment Revenue	4.625%	12/31/2035	250	243
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2037	1,230	1,298
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2040	1,000	1,027
[4]	Aubrey TX Special Assessment Revenue	5.875%	9/1/2043	1,008	986
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2045	1,224	1,223
[4]	Aubrey TX Special Assessment Revenue	5.375%	12/31/2045	520	482
	Austin Affordable Pfc Inc.	4.450%	3/1/2043	1,275	1,197
	Austin Affordable Pfc Inc.	4.500%	3/1/2043	10,500	9,918
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2026	850	853
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2027	2,030	2,055
	Austin Independent School District GO	5.000%	8/1/2029	1,250	1,359
[19]	Austin Independent School District GO	5.000%	8/1/2032	2,000	2,109
[19]	Austin Independent School District GO	5.000%	8/1/2040	6,460	6,754
[19]	Austin Independent School District GO	4.000%	8/1/2043	14,460	13,383
[19]	Austin Independent School District GO	4.000%	8/1/2044	12,390	11,311
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2033	2,035	2,070
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2034	2,200	2,232
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2037	4,500	4,534
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2041	1,000	1,000
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2032	1,690	1,807
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2033	6,035	6,152
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2033	1,540	1,635
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2034	3,935	4,004
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2035	3,025	3,072
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2035	2,040	2,141
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2036	2,060	2,149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2037	3,010	3,122
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2038	3,520	3,630
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2039	4,750	4,886
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2043	1,000	1,019
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2044	4,375	4,413
[4]	Austin TX Housing Finance Corp. Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.050%	8/1/2025	35,835	35,835
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2033	3,250	3,629
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2034	5,615	5,714
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2034	3,415	3,775
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2035	3,590	3,933
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2035	1,000	1,027
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2036	6,550	7,103
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2036	2,050	2,097
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2037	7,900	7,981
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2037	7,940	8,516
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2037	1,675	1,762
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2038	3,170	3,367
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2039	2,000	2,075
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2039	4,275	4,542
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2040	4,000	4,185
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2040	4,100	4,320
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2041	4,000	4,151
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2041	6,595	6,883
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2042	5,195	5,352
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2042	12,055	12,476
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2043	3,775	3,867
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2043	8,920	9,170
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2044	2,500	2,556
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2046	2,370	2,393
[19]	Barbers Hill Independent School District GO	5.000%	2/15/2029	325	352
[19]	Barbers Hill Independent School District GO	5.000%	2/15/2030	375	413
[19]	Barbers Hill Independent School District GO	5.000%	2/15/2031	500	556
[19]	Barbers Hill Independent School District GO	5.000%	2/15/2032	500	560
[19]	Barbers Hill Independent School District GO	5.000%	2/15/2033	500	563
[19]	Barbers Hill Independent School District GO	5.000%	2/15/2034	450	508
[19]	Barbers Hill Independent School District GO	5.000%	2/15/2035	1,000	1,116
[19]	Barbers Hill Independent School District GO	5.000%	2/15/2036	7,060	7,625
[19]	Barbers Hill Independent School District GO	3.000%	2/15/2038	2,975	2,553
[19]	Barbers Hill Independent School District GO	4.000%	2/15/2041	10,000	9,545
[19]	Barbers Hill Independent School District GO	5.000%	2/15/2043	1,000	1,032
[19]	Barbers Hill Independent School District GO	5.000%	2/15/2044	750	770
[19]	Bastrop Independent School District GO	5.000%	2/15/2040	4,105	4,297
[19]	Bastrop Independent School District GO	5.000%	2/15/2041	5,240	5,439
[19]	Bastrop Independent School District GO	5.000%	2/15/2043	4,045	4,144
[19]	Bastrop Independent School District GO	5.000%	2/15/2044	4,560	4,651
[19]	Beaumont Independent School District GO	3.000%	2/15/2035	2,000	1,842
[19]	Beeville Independent School District GO	5.000%	8/15/2040	1,320	1,391
	Bell County TX GO	3.000%	2/15/2037	1,255	1,099
	Bell County TX GO	3.000%	2/15/2039	2,000	1,654
	Bell County TX GO	3.000%	2/15/2040	2,250	1,812
	Bell County TX GO	3.000%	2/15/2041	2,000	1,566
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2036	780	841
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2037	800	853
[19]	Belton Independent School District GO	5.000%	2/15/2036	740	787
[19]	Belton Independent School District GO	4.000%	2/15/2037	570	573
[19]	Belton Independent School District GO	4.000%	2/15/2038	875	871
[19]	Belton Independent School District GO	4.000%	2/15/2039	910	888
	Bexar County Hospital District GO	5.000%	2/15/2026	2,220	2,248
	Bexar County Hospital District GO	5.000%	2/15/2031	1,895	1,898
	Bexar County Hospital District GO	5.000%	2/15/2032	2,750	2,754
	Bexar County Hospital District GO	5.000%	2/15/2037	500	530
	Bexar County Hospital District GO	5.000%	2/15/2038	500	525
	Bexar County Hospital District GO	5.000%	2/15/2039	865	899
	Bexar County Hospital District GO	5.000%	2/15/2040	1,250	1,287
	Bexar County Hospital District GO	5.000%	2/15/2041	2,000	2,042
	Bexar County Hospital District GO	5.000%	2/15/2042	1,500	1,521
	Bexar County Hospital District GO	5.000%	2/15/2043	1,500	1,512
	Bexar County TX GO	4.000%	6/15/2034	2,000	2,003
	Bexar County TX GO	4.000%	6/15/2034	1,260	1,266
	Bexar County TX GO	5.000%	6/15/2036	3,550	3,622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bexar County TX GO	4.000%	6/15/2038	2,860	2,783
	Bexar County TX GO	3.000%	6/15/2039	1,550	1,284
	Bexar County TX GO	5.000%	6/15/2040	3,000	3,031
	Bexar County TX GO	5.000%	6/15/2041	2,105	2,202
	Bexar County TX GO	5.000%	6/15/2042	1,520	1,580
	Bexar County TX GO	5.000%	6/15/2043	4,805	4,965
	Bexar County TX GO	4.000%	6/15/2046	1,000	866
[19]	Birdville Independent School District GO	5.000%	2/15/2032	5,520	6,177
[19]	Birdville Independent School District GO	5.000%	2/15/2042	2,400	2,479
[19]	Birdville Independent School District GO	5.000%	2/15/2044	2,000	2,045
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	6,500	6,668
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	2,535	2,655
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	6,230	7,020
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	10,495	11,174
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	4,000	4,521
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	9,000	9,512
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2035	17,350	19,575
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	13,500	14,990
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2038	4,510	4,861
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	8,000	8,539
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	15,000	16,500
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	17,155	17,833
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	8,000	8,344
[19]	Boerne Independent School District GO PUT	4.000%	2/1/2028	2,415	2,479
[19]	Bridge City Independent School District GO	5.000%	2/15/2039	1,870	1,947
[19]	Bridge City Independent School District GO	4.000%	2/15/2041	1,220	1,154
[19]	Brock TX Independent School District GO	5.000%	8/15/2037	1,000	1,074
[19]	Brock TX Independent School District GO	5.000%	8/15/2040	1,500	1,574
[19]	Brock TX Independent School District GO	5.000%	8/15/2041	2,000	2,085
[19]	Brock TX Independent School District GO	5.000%	8/15/2042	1,880	1,947
[19]	Brock TX Independent School District GO	5.000%	8/15/2043	2,000	2,059
	Brownsville TX GO	5.000%	2/15/2038	2,740	2,972
[19]	Brownwood Independent School District GO	5.000%	2/15/2030	800	880
[19]	Brownwood Independent School District GO	5.000%	2/15/2040	4,325	4,491
[19]	Brownwood Independent School District GO	5.000%	2/15/2041	4,625	4,767
[19]	Brownwood Independent School District GO	4.000%	2/15/2043	4,590	4,241
[4]	Buda TX Special Assessment Revenue	5.875%	9/1/2045	1,300	1,233
[19]	Bullard Independent School District GO	4.000%	2/15/2043	1,500	1,386
[19]	Caddo Mills Independent School District GO	5.000%	2/15/2037	1,000	1,073
[19]	Caddo Mills Independent School District GO	5.000%	2/15/2040	1,050	1,101
[19]	Caddo Mills Independent School District GO	5.000%	2/15/2041	1,100	1,145
[19]	Caddo Mills Independent School District GO	5.000%	2/15/2042	1,200	1,241
[19]	Caddo Mills Independent School District GO	5.000%	2/15/2043	2,435	2,504
[4]	Caddo Mills TX Special Assessment Revenue	6.200%	9/15/2045	2,250	2,228
[19]	Calallen Independent School District GO	5.000%	2/15/2039	2,165	2,298
[19]	Calallen Independent School District GO	5.000%	2/15/2040	1,000	1,051
[19]	Calallen Independent School District GO	5.000%	2/15/2041	1,280	1,335
[19]	Calallen Independent School District GO	5.000%	2/15/2042	1,000	1,036
[19]	Canutillo TX Independent School District GO	5.000%	2/15/2041	2,600	2,717
[19]	Canutillo TX Independent School District GO	5.000%	2/15/2042	3,200	3,313
[19]	Canutillo TX Independent School District GO	5.000%	2/15/2043	4,165	4,284
[19]	Canutillo TX Independent School District GO	5.000%	2/15/2044	2,500	2,557
[19]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2039	1,435	1,526
[19]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2040	1,500	1,584
[19]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2041	1,500	1,571
[19]	Carrollton-Farmers Branch Independent School District GO	3.000%	2/15/2038	1,000	862
[19]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2040	10,000	10,441
[19]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2041	12,820	13,307
[9,19]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2041	3,000	3,139
[19]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2042	13,225	13,646
[9,19]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2042	2,900	3,008
[19]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2043	7,260	7,465
[9,19]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2043	3,230	3,340
[19]	Castleberry Independent School District GO	5.000%	2/15/2042	1,035	1,074
[19]	Castleberry Independent School District GO	5.000%	2/15/2043	1,025	1,057
[19]	Castleberry Independent School District GO	5.000%	2/15/2044	1,000	1,026
[19]	Cedar Hill Independent School District GO	5.000%	2/15/2043	5,000	5,150
[19]	Cedar Hill Independent School District GO	5.000%	2/15/2044	11,780	12,064
[19]	Cedar Hill Independent School District GO	5.000%	2/15/2045	6,000	6,117
[19]	Celina Independent School District GO	5.000%	2/15/2037	500	542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Celina Independent School District GO	5.000%	2/15/2038	630	677
[19]	Celina Independent School District GO	5.000%	2/15/2039	1,000	1,065
[19]	Celina Independent School District GO	5.000%	2/15/2042	1,000	1,033
[19]	Celina Independent School District GO	5.000%	2/15/2043	675	693
	Celina TX GO	5.000%	9/1/2036	500	538
	Celina TX GO	4.000%	9/1/2038	740	725
	Celina TX GO	4.000%	9/1/2039	4,050	3,856
	Celina TX GO	4.000%	9/1/2040	1,400	1,312
	Celina TX GO	4.000%	9/1/2041	2,000	1,838
	Celina TX GO	4.000%	9/1/2042	3,525	3,179
	Celina TX GO	4.000%	9/1/2042	6,580	5,917
	Celina TX GO	4.000%	9/1/2045	3,610	3,126
[4]	Celina TX Special Assessment Revenue	4.500%	9/1/2031	250	251
[4]	Celina TX Special Assessment Revenue	3.250%	9/1/2032	248	221
[1]	Celina TX Special Assessment Revenue	5.000%	9/1/2039	800	828
[4]	Celina TX Special Assessment Revenue	5.500%	9/1/2042	1,000	996
[4]	Celina TX Special Assessment Revenue	5.125%	9/1/2044	1,500	1,395
[1]	Celina TX Special Assessment Revenue	5.000%	9/1/2045	1,773	1,770
[4]	Celina TX Special Assessment Revenue (Mosaic Public Improvement District Phase #1 Project)	4.375%	9/1/2030	241	242
[4]	Celina TX Special Assessment Revenue (Mosaic Public Improvement District Phase #1 Project)	5.125%	9/1/2043	1,012	949
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2026	6,490	6,404
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2027	7,850	7,505
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2027	2,900	2,925
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2028	6,500	6,053
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	1,275	1,277
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2029	5,220	4,707
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	1,580	1,694
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	785	836
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	800	856
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2030	4,355	3,805
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	1,000	1,008
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	825	887
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	1,100	1,194
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2031	4,880	4,062
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,275	1,284
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,030	1,104
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	1,985	1,998
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	1,000	1,065
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	1,350	1,466
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2033	4,000	3,036
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2033	1,170	1,198
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2033	1,070	1,087
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2033	1,310	1,318
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2033	1,000	1,078
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2034	4,000	2,880
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2034	1,080	1,100
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2034	1,150	1,161
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2034	1,355	1,362
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2034	750	803
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2035	4,950	3,416
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2035	1,135	1,138
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2035	1,185	1,198
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	2,000	2,009
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	1,025	1,080
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	675	718
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2036	945	948
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2036	800	846
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2037	5,525	3,322
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2037	2,000	1,988
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2037	2,405	2,348
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2037	1,000	1,050
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2038	3,500	1,967
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2038	2,510	2,413
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	5,000	5,183
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	1,650	1,722
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2039	4,500	2,356
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2039	5,000	4,802
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2039	2,600	2,447
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2039	3,605	3,445
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2039	1,955	2,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2040	5,700	2,745
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2040	5,000	4,695
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2040	2,700	2,479
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2040	1,490	1,524
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	1,000	832
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2044	18,000	15,993
[13]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	3,500	3,203
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2033	21,010	23,334
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2034	30,335	33,642
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	19,780	21,714
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	52,175	57,151
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	30,000	32,598
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	15,745	17,071
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2038	4,450	4,723
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	38,440	39,593
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	10,000	10,473
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/2040	12,555	9,971
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2040	4,040	4,197
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	2,225	2,290
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2042	4,570	4,668
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	15,705	16,834
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2032	1,535	1,701
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2033	3,190	3,539
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2040	4,525	4,660
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2041	2,500	2,558
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2042	5,005	5,091
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2043	5,260	5,330
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2044	5,530	5,587
[19]	Channelview Independent School District GO	2.000%	8/15/2040	1,000	678
[19]	Clear Creek Independent School District GO	5.000%	2/15/2032	2,260	2,523
[19]	Clear Creek Independent School District GO	5.000%	2/15/2033	2,475	2,775
[19]	Clear Creek Independent School District GO	5.000%	2/15/2040	2,520	2,654
[19]	Clear Creek Independent School District GO	5.000%	2/15/2041	3,845	4,015
	Cleburne TX GO	4.000%	2/15/2042	2,440	2,189
	Cleburne TX GO	4.000%	2/15/2045	1,440	1,255
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2030	385	414
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2031	830	895
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2031	575	632
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2032	355	364
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2033	815	828
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	535	535
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	1,110	1,147
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2034	1,155	1,164
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2034	555	549
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2034	950	970
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2035	400	401
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2035	410	401
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2035	1,100	1,114
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2036	500	496
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2036	1,100	1,172
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2036	7,000	7,557
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	785	752
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	1,000	987
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2037	1,280	1,349
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2037	1,000	1,058
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2037	5,975	6,405
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	1,090	1,028
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	1,400	1,357
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2038	1,000	1,045
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2038	1,200	1,262
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2038	6,000	6,350
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	1,855	1,719
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	1,500	1,429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2039	1,250	1,296
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2039	1,000	1,045
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2039	5,150	5,394
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2040	1,180	1,071
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2040	1,500	1,408
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2040	3,920	4,072
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2041	1,225	1,093
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2041	1,960	1,805
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	1,275	1,117
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	1,400	1,263
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	3,860	3,483
[19]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	14,000	12,402
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/2032	1,765	1,915
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/2033	2,010	2,173
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/2035	1,125	1,185
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/2036	1,170	1,239
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/2037	1,250	1,308
[19]	College Station Independent School District GO	3.000%	2/15/2044	3,755	2,810
	College Station TX GO	4.000%	2/15/2041	1,735	1,603
	College Station TX GO	4.000%	2/15/2042	1,805	1,646
	College Station TX GO	4.000%	2/15/2043	1,880	1,684
	College Station TX GO	4.000%	2/15/2044	1,955	1,727
	Collin County Community College District GO	5.000%	8/15/2029	1,000	1,090
	Collin County Community College District GO	3.000%	8/15/2039	5,000	4,193
	Collin County TX GO	5.000%	2/15/2027	1,335	1,385
	Collin County TX GO	3.000%	2/15/2036	370	336
	Collin County TX GO	5.000%	2/15/2037	2,250	2,428
	Collin County TX GO	4.000%	2/15/2038	2,480	2,451
	Collin County TX GO	5.000%	2/15/2038	2,880	3,078
	Collin County TX GO	4.000%	2/15/2043	13,035	11,822
	Collin County TX GO	4.000%	2/15/2044	12,560	11,286
	Colony TX GO	4.000%	8/15/2044	3,000	2,683
	Colony TX GO	4.000%	8/15/2045	1,000	884
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/2026	1,715	1,731
[19]	Comal Independent School District GO	4.000%	2/1/2035	3,250	3,308
[19]	Comal Independent School District GO	4.000%	2/1/2036	2,250	2,269
[9,19]	Comal Independent School District GO	5.000%	2/1/2038	1,000	1,075
[9,19]	Comal Independent School District GO	5.000%	2/1/2039	1,100	1,170
[9,19]	Comal Independent School District GO	5.000%	2/1/2040	1,500	1,582
[19]	Comal Independent School District GO	3.000%	2/15/2040	2,805	2,291
[19]	Comal Independent School District GO	3.000%	2/1/2041	12,000	9,289
[9,19]	Comal Independent School District GO	5.000%	2/1/2041	2,765	2,895
[19]	Comal Independent School District GO	3.000%	2/15/2041	2,270	1,813
[19]	Comal Independent School District GO	3.000%	2/15/2042	4,495	3,532
[19]	Comal Independent School District GO	3.000%	2/15/2043	5,410	4,170
[19]	Comanche Independent School District GO	5.000%	2/15/2042	2,400	2,490
[19]	Community TX Independent School District GO	5.000%	2/15/2037	1,205	1,276
[19]	Community TX Independent School District GO	5.000%	2/15/2039	1,440	1,502
[19]	Community TX Independent School District GO	5.000%	2/15/2042	1,935	2,004
[19]	Conroe Independent School District GO	5.000%	2/15/2027	1,410	1,464
[19]	Conroe Independent School District GO	3.000%	2/15/2040	4,015	3,292
[19]	Conroe Independent School District GO	3.000%	2/15/2041	3,000	2,403
[19]	Conroe Independent School District GO	5.000%	2/15/2042	18,380	19,134
[19]	Conroe Independent School District GO	5.000%	2/15/2043	6,710	6,939
[19]	Conroe Independent School District GO	5.000%	2/15/2044	21,000	21,596
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2028	125	133
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2029	170	184
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2030	150	164
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2031	165	181
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2032	200	218
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2033	235	254
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2035	260	275
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2036	280	294
	Conroe TX GO	5.000%	11/15/2026	980	1,010
	Conroe TX GO	5.000%	11/15/2027	1,035	1,089
	Conroe TX GO	5.000%	11/15/2028	1,720	1,845
	Conroe TX GO	5.000%	3/1/2034	300	329
	Conroe TX GO	5.000%	11/15/2034	240	264
	Conroe TX GO	5.000%	3/1/2035	435	473
	Conroe TX GO	5.000%	11/15/2035	210	229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Conroe TX GO	5.000%	3/1/2036	465	501
	Conroe TX GO	5.000%	11/15/2036	420	452
	Conroe TX GO	4.000%	3/1/2037	905	901
	Conroe TX GO	4.000%	11/15/2037	915	904
	Conroe TX GO	4.125%	11/15/2038	955	944
	Conroe TX GO	5.000%	11/15/2039	450	473
	Conroe TX GO	5.000%	11/15/2040	630	656
	Conroe TX GO	4.250%	3/1/2041	1,135	1,110
	Conroe TX GO	5.000%	3/1/2041	1,075	1,112
	Conroe TX GO	4.000%	11/15/2041	2,305	2,136
	Conroe TX GO	5.000%	11/15/2042	475	487
[19]	Coppell Independent School District GO	5.000%	8/15/2039	1,000	1,060
[19]	Coppell Independent School District GO	5.000%	8/15/2040	500	529
[19]	Coppell Independent School District GO	5.000%	8/15/2041	1,075	1,127
[19]	Coppell Independent School District GO	4.000%	8/15/2042	1,000	929
[19]	Coppell Independent School District GO	5.000%	8/15/2042	1,050	1,091
[19]	Coppell Independent School District GO	5.000%	8/15/2043	1,000	1,032
[19]	Coppell Independent School District GO	5.000%	8/15/2044	500	513
[19]	Coppell Independent School District GO	5.000%	8/15/2045	525	537
[19]	Corpus Christi Independent School District GO	4.000%	8/15/2033	3,500	3,512
[19]	Corpus Christi Independent School District GO	4.000%	8/15/2035	2,000	1,984
[19]	Corpus Christi Independent School District GO	5.000%	8/15/2036	1,000	1,110
[19]	Corpus Christi Independent School District GO	5.000%	8/15/2037	2,500	2,744
[19]	Corpus Christi Independent School District GO	5.000%	8/15/2040	1,430	1,507
[19]	Corpus Christi Independent School District GO	5.000%	8/15/2041	1,765	1,845
[19]	Corpus Christi Independent School District GO	4.000%	8/15/2042	3,880	3,617
[19]	Corpus Christi Independent School District GO	5.000%	8/15/2042	3,435	3,560
[19]	Corpus Christi Independent School District GO	5.000%	8/15/2043	3,450	3,554
[19]	Corpus Christi Independent School District GO	5.000%	8/15/2044	1,920	1,968
	Corpus Christi TX Utility System Multiple Utility Revenue	4.000%	7/15/2045	1,000	875
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2033	500	550
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2035	830	897
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2036	1,500	1,622
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2037	1,800	1,912
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2037	1,370	1,468
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2037	5,000	5,454
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2038	1,000	1,061
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2038	5,000	5,391
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2039	2,000	2,089
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2039	1,870	1,969
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2039	1,250	1,323
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2040	2,500	2,611
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2040	1,000	1,049
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2041	1,650	1,699
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2041	2,500	2,618
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2042	3,000	3,108
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2043	6,590	6,741
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2043	3,155	3,246
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2044	4,000	4,070
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2044	6,090	6,230
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2045	6,100	6,211
[19]	Cotulla TX Independent School District GO	5.000%	2/15/2029	715	772
[19]	Cotulla TX Independent School District GO	5.000%	2/15/2030	1,000	1,095
[19]	Crandall Independent School District GO	4.000%	8/15/2041	1,170	1,094
[19]	Crandall Independent School District GO	4.000%	8/15/2042	805	743
[4]	Crandall TX Special Assessment Revenue	4.250%	9/15/2030	105	105
[4]	Crandall TX Special Assessment Revenue	4.500%	9/15/2035	210	205
[4]	Crandall TX Special Assessment Revenue	5.250%	9/15/2045	545	511
[19]	Crosby Independent School District GO	5.000%	2/15/2037	1,250	1,350
[19]	Crowley Independent School District GO	5.000%	2/1/2040	4,700	4,923
[19]	Crowley Independent School District GO	5.000%	2/1/2041	1,030	1,071
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2032	2,000	2,238
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2033	2,500	2,806
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2033	3,200	3,592
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2034	2,000	2,198
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2034	2,760	3,091
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2041	2,750	2,878
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2042	2,750	2,855
[19]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2043	2,775	2,864
[13]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	1,000	1,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2034	2,280	2,334
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2037	2,500	2,393
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2037	3,010	2,961
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2047	2,045	2,050
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	1,300	1,310
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/2026	3,070	3,026
	Dallas County Highland Park Independent School District GO	4.000%	2/15/2041	4,945	4,812
	Dallas County Highland Park Independent School District GO	4.000%	2/15/2042	6,355	6,013
	Dallas County Hospital District GO	5.000%	8/15/2031	15,395	16,274
	Dallas County Hospital District GO	5.000%	8/15/2032	14,520	15,262
	Dallas County TX GO	5.000%	8/15/2040	3,560	3,759
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2026	8,060	8,161
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2027	8,265	8,567
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	2,695	2,842
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	2,550	2,843
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	6,740	7,562
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	5,440	6,115
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	10,250	10,383
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2034	5,000	5,615
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	15,210	15,192
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	7,500	7,491
[2]	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	23,500	23,694
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2035	5,325	5,905
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2036	9,000	9,848
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2037	3,125	3,059
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2037	2,000	2,151
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2038	1,165	1,126
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	2,750	2,901
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	9,000	9,544
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.000%	11/1/2040	5,000	3,923
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	2,500	2,606
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	2,605	2,732
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	6,475	6,821
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	3,965	4,120
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	18,250	19,032
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2042	18,140	18,745
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	18,605	19,098
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2044	15,520	15,844
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	14,520	13,030
	Dallas Housing Finance Corp.	4.350%	10/1/2041	1,280	1,234
[19]	Dallas Independent School District GO	3.000%	2/15/2037	2,125	1,856
[19]	Dallas Independent School District GO	5.000%	2/15/2037	3,250	3,471
[19]	Dallas Independent School District GO	5.000%	2/15/2039	4,000	4,193
[19]	Dallas Independent School District GO	5.000%	2/15/2043	4,050	4,164
[19]	Dallas Independent School District GO	5.000%	2/15/2043	3,250	3,352
[19]	Dallas Independent School District GO	5.000%	2/15/2044	3,500	3,592
[19]	Dallas Independent School District GO	4.500%	2/15/2046	5,670	5,390
[19]	Dallas Independent School District GO PUT	5.000%	2/15/2030	7,360	8,009
[19]	Dallas Independent School District GO PUT	5.000%	2/15/2031	29,725	32,432
	Dallas TX GO	5.000%	2/15/2033	17,010	18,971
	Dallas TX GO	3.000%	2/15/2038	1,225	1,041
	Dallas TX GO	4.000%	2/15/2041	3,125	2,899
	Dallas TX GO	5.000%	2/15/2041	6,285	6,480
	Dallas TX GO	5.000%	2/15/2043	6,465	6,571
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2028	1,210	1,216
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2029	2,200	2,209
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2030	1,750	1,754
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2031	1,750	1,752
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2032	1,445	1,445
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2033	1,280	1,273
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2035	1,780	1,718
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2036	1,000	952
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2037	1,750	1,644
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2033	5,715	6,409
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2036	5,010	5,067
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2045	4,135	4,161
[4]	Decatur TX Special Assessment Revenue	4.750%	9/15/2035	294	288
[4]	Decatur TX Special Assessment Revenue	5.500%	9/15/2045	562	529
[19]	Del Valle Independent School District TX GO	5.000%	6/15/2035	3,400	3,663
[19]	Del Valle Independent School District TX GO	5.000%	6/15/2036	2,250	2,408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Del Valle Independent School District TX GO	4.000%	6/15/2037	1,915	1,920
[19]	Del Valle Independent School District TX GO	4.000%	6/15/2038	2,500	2,472
[19]	Del Valle Independent School District TX GO	2.000%	6/15/2039	4,250	3,037
[19]	Del Valle Independent School District TX GO	4.000%	6/15/2039	3,850	3,750
	Denton County TX GO	4.000%	7/15/2041	4,950	4,597
	Denton County TX GO	4.000%	7/15/2042	5,255	4,809
[4]	Denton County TX Special Assessment Revenue	4.250%	12/31/2030	235	236
[4]	Denton County TX Special Assessment Revenue	4.750%	12/31/2030	230	232
[4]	Denton County TX Special Assessment Revenue	4.625%	12/31/2031	600	603
[4]	Denton County TX Special Assessment Revenue	4.500%	12/31/2035	435	435
[4]	Denton County TX Special Assessment Revenue	5.000%	12/31/2035	450	452
[4]	Denton County TX Special Assessment Revenue	5.250%	12/31/2044	2,000	1,883
[4]	Denton County TX Special Assessment Revenue	5.375%	12/31/2045	1,750	1,752
[4]	Denton County TX Special Assessment Revenue	5.875%	12/31/2045	965	965
[19]	Denton Independent School District GO	5.000%	8/15/2030	7,775	7,858
[19]	Denton Independent School District GO	5.000%	8/15/2037	1,360	1,387
[19]	Denton Independent School District GO	5.000%	8/15/2037	1,385	1,491
[19]	Denton Independent School District GO	5.000%	8/15/2038	1,920	2,047
[19]	Denton Independent School District GO	5.000%	8/15/2039	4,130	4,368
[19]	Denton Independent School District GO	5.000%	8/15/2040	3,705	3,890
[19]	Denton Independent School District GO	5.000%	8/15/2041	2,965	3,087
[19]	Denton Independent School District GO	5.000%	8/15/2041	3,000	3,147
[19]	Denton Independent School District GO	5.000%	8/15/2042	6,350	6,559
[19]	Denton Independent School District GO	3.000%	8/15/2043	2,500	1,880
[19]	Denton Independent School District GO	5.000%	8/15/2048	5,000	5,037
	Denton TX GO	4.000%	2/15/2039	3,605	3,442
[9]	Denton TX GO	5.000%	2/15/2039	2,360	2,499
	Denton TX GO	4.000%	2/15/2040	2,560	2,391
	Denton TX GO	4.000%	2/15/2040	6,995	6,631
	Denton TX GO	4.000%	2/15/2041	7,275	6,764
	Denton TX GO	4.000%	2/15/2042	2,675	2,392
	Denton TX GO	4.000%	2/15/2042	2,285	2,084
	Denton TX GO	4.000%	2/15/2042	2,005	1,829
	Denton TX GO	4.000%	2/15/2042	5,710	5,223
[9]	Denton TX GO	5.000%	2/15/2042	2,740	2,824
	Denton TX GO	4.000%	2/15/2043	7,880	7,105
	Denton TX GO	4.000%	2/15/2043	2,240	2,022
	Denton TX GO	4.000%	2/15/2043	5,950	5,390
[9]	Denton TX GO	5.000%	2/15/2043	2,875	2,944
	Denton TX GO	4.000%	2/15/2044	3,190	2,859
	Denton TX Utility System Water Revenue	5.000%	12/1/2031	2,000	2,045
	DeSoto TX GO	5.000%	2/15/2038	2,265	2,436
[19]	Dickinson Independent School District GO	5.000%	2/15/2037	2,375	2,564
[19]	Dickinson Independent School District GO	5.000%	2/15/2038	3,750	4,013
[19]	Dickinson Independent School District GO	4.000%	2/15/2041	3,175	3,030
[19]	Dickinson Independent School District GO	4.000%	2/15/2043	3,460	3,197
[19]	Donna TX Independent School District GO	5.000%	2/15/2037	760	821
[19]	Donna TX Independent School District GO	5.000%	2/15/2038	1,605	1,718
[19]	Donna TX Independent School District GO	5.000%	2/15/2039	950	1,008
[19]	Donna TX Independent School District GO	5.000%	2/15/2042	750	777
[4]	Dorchester TX Special Assessment Revenue	5.250%	9/15/2031	305	301
[19]	Dripping Springs TX Independent School District GO	5.000%	2/15/2028	1,250	1,327
[19]	Dripping Springs TX Independent School District GO	5.000%	2/15/2030	1,250	1,377
[19]	Dripping TX Springs Independent School District GO	5.000%	2/15/2041	5,600	5,842
[19]	Dripping TX Springs Independent School District GO	5.000%	2/15/2044	3,705	3,799
[19]	Duncanville TX Independent School District GO	5.000%	2/15/2032	2,940	3,290
[19]	Duncanville TX Independent School District GO	5.000%	2/15/2033	1,435	1,615
[19]	Duncanville TX Independent School District GO	5.000%	2/15/2042	4,885	5,059
[19]	Duncanville TX Independent School District GO	5.000%	2/15/2043	5,800	5,971
[19]	Duncanville TX Independent School District GO	5.000%	2/15/2044	5,600	5,740
[19]	Eagle Mountain & Saginaw Independent School District GO	3.000%	8/15/2037	2,250	1,941
[19]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2041	1,375	1,437
[19]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2042	2,000	2,074
[19]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2043	1,750	1,804
[19]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2044	1,500	1,539
[19]	Eanes Independent School District GO	5.000%	8/1/2039	1,290	1,364
[19]	East Central Independent School District GO	5.000%	8/15/2038	1,690	1,816
[19]	East Central Independent School District GO	4.000%	8/15/2040	2,645	2,593
[19]	East Central Independent School District GO	4.000%	8/15/2041	3,500	3,350
[19]	East Central Independent School District GO	4.000%	8/15/2042	3,640	3,393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	East Central Independent School District GO	4.000%	8/15/2043	3,790	3,484
[19]	East Central Independent School District GO	4.000%	8/15/2044	3,640	3,300
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2031	225	248
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2032	500	553
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2033	370	410
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2034	550	609
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2040	725	756
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2041	750	775
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2042	740	758
	Ector County Hospital District GO	5.000%	9/15/2028	1,100	1,140
	Ector County Hospital District GO	5.000%	9/15/2029	780	814
	Ector County Hospital District GO	5.000%	9/15/2030	850	891
	Ector County Hospital District GO	5.000%	9/15/2032	1,750	1,806
	Ector County Hospital District GO	4.000%	9/15/2035	1,400	1,275
[19]	Ector County Independent School District GO	5.000%	8/15/2040	2,925	3,082
[19]	Ector County Independent School District GO	5.000%	8/15/2041	3,205	3,351
[19]	Ector County Independent School District GO	5.000%	8/15/2042	5,735	5,947
[19]	Ector County Independent School District GO	5.000%	8/15/2043	3,535	3,644
	Ector County TX GO	5.000%	2/15/2031	2,415	2,660
	Ector County TX GO	5.000%	2/15/2032	3,230	3,576
	Ector County TX GO	5.000%	2/15/2033	2,370	2,630
	Ector County TX GO	5.000%	2/15/2034	1,555	1,728
	Ector County TX GO	5.000%	2/15/2037	5,010	5,378
	Ector County TX GO	5.000%	2/15/2038	7,735	8,213
	Ector County TX GO	5.000%	2/15/2043	10,000	10,174
	Ector County TX GO	5.000%	2/15/2044	10,000	10,110
[1]	El Paso County Hospital District GO	5.000%	8/15/2029	1,150	1,240
[1]	El Paso County Hospital District GO	5.000%	8/15/2030	1,235	1,345
[1]	El Paso County Hospital District GO	5.000%	2/15/2031	1,790	1,956
[1]	El Paso County Hospital District GO	5.000%	8/15/2031	1,000	1,096
[1]	El Paso County Hospital District GO	5.000%	2/15/2032	2,225	2,446
[1]	El Paso County Hospital District GO	5.000%	8/15/2032	2,100	2,313
[1]	El Paso County Hospital District GO	5.000%	2/15/2033	1,045	1,152
[1]	El Paso County Hospital District GO	5.000%	8/15/2033	4,720	5,206
[1]	El Paso County Hospital District GO	5.000%	2/15/2034	4,500	4,967
[1]	El Paso County Hospital District GO	5.000%	2/15/2035	1,485	1,636
[1]	El Paso County Hospital District GO	5.000%	2/15/2037	1,300	1,406
[1]	El Paso County Hospital District GO	5.000%	2/15/2038	2,300	2,461
[1]	El Paso County Hospital District GO	5.000%	2/15/2039	1,850	1,960
[1]	El Paso County Hospital District GO	5.000%	8/15/2039	7,285	7,646
[1]	El Paso County Hospital District GO	5.000%	2/15/2040	1,500	1,569
[1]	El Paso County Hospital District GO	5.000%	8/15/2040	2,780	2,895
[1]	El Paso County Hospital District GO	5.250%	2/15/2041	2,200	2,320
[1]	El Paso County Hospital District GO	5.000%	8/15/2041	12,480	12,877
[1]	El Paso County Hospital District GO	5.000%	8/15/2042	6,310	6,453
[1]	El Paso County Hospital District GO	5.250%	2/15/2043	2,300	2,388
[1]	El Paso County Hospital District GO	5.000%	8/15/2043	2,270	2,307
	El Paso Downtown Development Corp. Lease (Appropriation) Revenue (Downtown Ballpark Venue Project)	5.000%	8/15/2026	1,065	1,088
[19]	El Paso Independent School District GO	5.000%	8/15/2036	5,000	5,070
[19]	El Paso Independent School District GO	5.000%	8/15/2037	3,050	3,087
	El Paso TX GO	4.000%	8/15/2030	3,480	3,512
	El Paso TX GO	5.000%	8/15/2032	680	725
	El Paso TX GO	3.000%	8/15/2033	375	353
	El Paso TX GO	5.000%	8/15/2033	1,300	1,380
	El Paso TX GO	5.000%	8/15/2033	1,500	1,592
	El Paso TX GO	3.000%	8/15/2034	710	656
	El Paso TX GO	4.000%	8/15/2034	435	442
	El Paso TX GO	5.000%	8/15/2034	4,570	4,642
	El Paso TX GO	3.000%	8/15/2035	430	387
	El Paso TX GO	4.000%	8/15/2035	1,000	1,001
	El Paso TX GO	4.000%	8/15/2035	1,075	1,076
	El Paso TX GO	4.000%	8/15/2035	450	453
	El Paso TX GO	5.000%	8/15/2035	4,795	4,862
	El Paso TX GO	5.000%	8/15/2035	1,150	1,166
	El Paso TX GO	3.000%	8/15/2036	485	426
	El Paso TX GO	4.000%	8/15/2036	1,010	999
	El Paso TX GO	4.000%	8/15/2036	1,000	989
	El Paso TX GO	5.000%	8/15/2036	4,005	4,053
	El Paso TX GO	5.000%	8/15/2036	5,035	5,096
	El Paso TX GO	4.000%	8/15/2037	500	487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Paso TX GO	4.000%	8/15/2037	1,110	1,081
	El Paso TX GO	4.000%	8/15/2037	680	673
	El Paso TX GO	3.000%	8/15/2038	720	604
	El Paso TX GO	4.000%	8/15/2038	1,155	1,093
	El Paso TX GO	4.000%	8/15/2038	1,000	975
	El Paso TX GO	5.000%	8/15/2038	1,190	1,256
	El Paso TX GO	3.000%	8/15/2039	1,575	1,293
	El Paso TX GO	4.000%	8/15/2039	1,000	939
	El Paso TX GO	4.000%	8/15/2040	1,000	922
	El Paso TX GO	5.000%	8/15/2042	9,500	9,522
	El Paso TX Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/2029	2,150	2,187
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2033	2,100	2,113
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2033	2,750	2,950
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2034	1,700	1,706
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2034	3,530	3,761
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2035	4,560	4,825
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2037	5,000	5,218
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2038	5,980	6,201
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2041	5,000	4,566
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2044	20,670	18,204
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2044	3,245	3,284
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2045	4,150	4,188
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2046	13,400	13,453
[19]	Elgin Independent School District GO	5.000%	8/1/2040	2,515	2,660
[19]	Elgin Independent School District GO	5.000%	8/1/2041	5,265	5,518
[19]	Elgin Independent School District GO	5.000%	8/1/2042	4,430	4,601
[19]	Elgin Independent School District GO	5.000%	8/1/2043	2,500	2,580
[19]	Elgin Independent School District GO	5.000%	8/1/2044	3,500	3,592
	EP Cimarron Ventanas PFC Local or Guaranteed Housing Revenue (Home Essential Function Housing Program)	4.125%	12/1/2039	5,575	5,175
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/2034	33,345	32,968
	EP Royal Estates PFC Local or Guaranteed Housing Revenue (El Paso Royal Apartments Project)	4.250%	10/1/2039	2,500	2,335
[9,19]	Forney Independent School District GO	5.000%	8/15/2031	1,810	2,014
[9,19]	Forney Independent School District GO	5.000%	8/15/2032	2,205	2,464
[19]	Forney Independent School District GO	4.000%	8/15/2034	2,355	2,414
[9,19]	Forney Independent School District GO	5.000%	8/15/2034	1,650	1,846
[19]	Forney Independent School District GO	3.000%	8/15/2035	4,910	4,516
[19]	Forney Independent School District GO	5.000%	8/15/2035	2,300	2,469
[19]	Forney Independent School District GO	3.000%	8/15/2036	5,375	4,833
[19]	Forney Independent School District GO	3.000%	2/15/2039	1,000	850
[19]	Forney Independent School District GO	5.000%	8/15/2039	1,200	1,255
[19]	Forney Independent School District GO	5.000%	8/15/2040	10,745	11,125
[19]	Forney Independent School District GO	5.000%	8/15/2040	1,205	1,253
[9,19]	Forney Independent School District GO	5.000%	8/15/2040	1,000	1,054
[2]	Forney Independent School District GO	0.000%	8/15/2041	1,000	452
[19]	Forney Independent School District GO	4.000%	8/15/2041	8,000	7,647
[19]	Forney Independent School District GO	5.000%	8/15/2041	1,380	1,424
[9,19]	Forney Independent School District GO	5.250%	8/15/2041	1,000	1,067
[19]	Forney Independent School District GO	4.000%	8/15/2042	8,000	7,566
[19]	Forney Independent School District GO	5.000%	8/15/2042	1,000	1,024
[9,19]	Forney Independent School District GO	5.250%	8/15/2042	750	792
[2]	Forney Independent School District GO	0.000%	8/15/2043	1,000	399
[19]	Forney Independent School District GO	5.000%	8/15/2043	2,000	2,037
[9,19]	Forney Independent School District GO	5.250%	8/15/2043	1,000	1,049
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2027	360	360
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2028	235	234
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2029	720	711
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2029	335	331
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2030	720	703
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2031	500	479
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2031	780	747
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2032	580	545
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2032	340	319
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2033	400	368
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2033	820	754
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2034	450	405
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2034	870	782
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2037	1,575	1,322
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2037	435	365
	Fort Bend County TX GO	5.000%	3/1/2028	5,000	5,008

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fort Bend County TX GO	5.000%	3/1/2038	6,290	6,706
	Fort Bend County TX GO	5.000%	3/1/2042	3,770	3,864
	Fort Bend County TX GO	5.000%	3/1/2042	6,510	6,673
	Fort Bend County TX GO	5.000%	3/1/2043	3,965	4,050
	Fort Bend County TX GO	5.000%	3/1/2043	8,110	8,284
	Fort Bend County TX GO	5.000%	3/1/2044	4,170	4,244
	Fort Bend County TX GO	5.000%	3/1/2044	8,630	8,784
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2034	700	783
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2035	1,000	1,118
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2036	1,000	1,103
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2037	1,500	1,635
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2038	1,400	1,509
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2046	2,995	2,228
[19]	Fort Worth Independent School District GO	4.000%	2/15/2042	2,000	1,861
[19]	Fort Worth Independent School District GO	5.000%	2/15/2042	2,960	3,062
	Fort Worth TX GO	4.000%	3/1/2040	5,225	4,853
	Fort Worth TX GO	4.000%	3/1/2041	4,680	4,285
	Fort Worth TX GO	4.000%	3/1/2041	5,475	5,013
	Fort Worth TX GO	4.000%	3/1/2043	11,405	10,151
	Fort Worth TX GO	4.125%	3/1/2044	2,680	2,411
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2038	1,925	2,042
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2039	1,500	1,578
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2040	1,800	1,873
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2041	5,530	5,686
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2036	4,370	4,407
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/2036	2,190	2,377
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2038	3,785	3,745
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/2038	4,845	5,157
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2039	2,550	1,782
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2039	4,980	4,860
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2040	2,600	1,739
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2041	1,655	1,066
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2042	2,710	1,682
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2042	3,970	3,657
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2042	5,170	4,761
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2043	19,450	17,675
[12]	Freddie Mac Pool	4.170%	5/1/2037	5,370	5,257
[12]	Freddie Mac Pool	3.100%	2/1/2040	5,896	5,106
[12]	Freddie Mac Pool	3.450%	7/1/2040	9,846	8,939
[19]	Frenship Independent School District GO	3.000%	2/15/2034	1,585	1,491
[19]	Frenship Independent School District GO	3.000%	2/15/2035	1,225	1,130
[19]	Frenship Independent School District GO	3.000%	2/15/2036	1,000	904
[19]	Frenship Independent School District GO	3.000%	2/15/2038	1,000	866
[19]	Frisco Independent School District GO	5.000%	8/15/2026	3,430	3,520
[19]	Frisco Independent School District GO	4.000%	8/15/2030	4,075	4,137
[19]	Frisco Independent School District GO	4.000%	8/15/2033	4,500	4,520
[19]	Frisco Independent School District GO	4.000%	8/15/2034	4,735	4,741
[19]	Frisco Independent School District GO	3.000%	2/15/2037	2,500	2,210
[19]	Frisco Independent School District GO	5.000%	2/15/2041	2,500	2,611
[19]	Frisco Independent School District GO	5.000%	2/15/2042	4,000	4,150
[19]	Frisco Independent School District GO	5.000%	2/15/2043	3,000	3,094
	Frisco TX GO	5.000%	2/15/2030	7,390	8,095
	Frisco TX GO	4.000%	2/15/2039	6,385	6,286
	Frisco TX GO	4.000%	2/15/2040	5,680	5,448
	Frisco TX GO	4.000%	2/15/2041	1,145	1,076
	Frisco TX GO	4.000%	2/15/2042	1,360	1,258
	Frisco TX GO	4.000%	2/15/2043	4,010	3,662
[19]	Galena Park Independent School District GO	5.000%	8/15/2026	1,050	1,077
[19]	Galena Park Independent School District GO	5.000%	8/15/2027	1,825	1,909
[19]	Galena Park Independent School District GO	5.000%	8/15/2028	1,825	1,940
[19]	Galena Park Independent School District GO	5.000%	8/15/2035	1,895	2,113
[19]	Galena Park Independent School District GO	5.000%	8/15/2036	2,850	2,947
[19]	Galena Park Independent School District GO	5.000%	8/15/2036	1,500	1,654
[19]	Galena Park Independent School District GO	5.000%	8/15/2037	2,830	2,915
[19]	Galena Park Independent School District GO	5.000%	8/15/2037	2,000	2,179
[19]	Galena Park Independent School District GO	3.000%	8/15/2038	1,990	1,695
[19]	Galena Park Independent School District GO	5.000%	8/15/2038	1,250	1,345
[19]	Galena Park Independent School District GO	5.000%	8/15/2040	1,250	1,322
[19]	Galena Park Independent School District GO	5.000%	8/15/2041	2,020	2,117
	Galveston County TX GO	4.000%	2/1/2027	1,565	1,597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Galveston County TX GO	4.000%	2/1/2029	1,055	1,075
	Galveston County TX GO	5.000%	2/1/2030	1,195	1,234
	Galveston County TX GO	4.000%	2/1/2032	1,195	1,207
[19]	Galveston Independent School District GO	5.000%	2/1/2027	845	876
[19]	Galveston Independent School District GO	5.000%	2/1/2028	850	902
[19]	Galveston Independent School District GO	5.000%	2/1/2033	725	781
[19]	Galveston Independent School District GO	5.000%	2/1/2034	1,000	1,070
[19]	Galveston Independent School District GO	5.000%	2/1/2035	1,225	1,301
[19]	Galveston Independent School District GO	5.000%	2/1/2037	1,935	2,029
[19]	Galveston Independent School District GO	4.000%	2/1/2039	7,450	7,344
[19]	Galveston Independent School District GO	4.000%	2/1/2040	5,250	5,110
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2034	250	271
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2036	500	531
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2037	1,430	1,505
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2041	700	732
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2043	600	618
[19]	Garland Independent School District GO	5.000%	2/15/2026	2,000	2,027
[19]	Garland Independent School District GO	5.000%	2/15/2028	2,100	2,231
[19]	Garland Independent School District GO	5.000%	2/15/2030	2,500	2,750
[19]	Garland Independent School District GO	5.000%	2/15/2033	1,405	1,469
[19]	Garland Independent School District GO	5.000%	2/15/2036	685	745
[19]	Garland Independent School District GO	5.000%	2/15/2038	1,165	1,239
[19]	Garland Independent School District GO	5.000%	2/15/2039	1,250	1,315
[19]	Garland Independent School District GO	4.000%	2/15/2040	1,375	1,328
[19]	Garland Independent School District GO	5.000%	2/15/2040	8,000	8,327
[19]	Garland Independent School District GO	5.000%	2/15/2041	9,385	9,699
[19]	Garland Independent School District GO	4.000%	2/15/2042	2,190	2,038
[19]	Garland Independent School District GO	5.000%	2/15/2042	8,815	9,050
[19]	Garland Independent School District GO	5.000%	2/15/2043	8,850	9,032
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2030	1,100	1,203
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2031	1,095	1,167
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2031	1,000	1,104
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2032	1,355	1,435
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2032	1,000	1,112
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2033	2,010	2,118
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2033	1,000	1,115
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2034	1,250	1,310
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2034	1,000	1,006
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2034	950	1,061
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2035	1,115	1,162
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2036	1,000	1,038
	Garland TX Electric Utility System Electric Power & Light Revenue	3.000%	3/1/2037	1,250	1,080
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2037	4,000	3,807
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2037	1,000	1,034
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2044	1,000	1,006
	Garland TX GO	5.000%	2/15/2041	1,800	1,856
	Garland TX GO	5.000%	2/15/2042	2,200	2,252
[9,19]	Georgetown Independent School District GO	5.000%	2/15/2032	3,150	3,508
[19]	Georgetown Independent School District GO	5.000%	2/15/2033	650	727
[9,19]	Georgetown Independent School District GO	5.000%	2/15/2033	1,660	1,855
[19]	Georgetown Independent School District GO	5.000%	2/15/2034	1,125	1,263
[9,19]	Georgetown Independent School District GO	5.500%	2/15/2037	4,250	4,804
[9,19]	Georgetown Independent School District GO	5.500%	2/15/2038	2,300	2,576
[19]	Georgetown Independent School District GO	5.000%	2/15/2039	1,750	1,861
[9,19]	Georgetown Independent School District GO	5.000%	2/15/2039	1,750	1,864
[19]	Georgetown Independent School District GO	5.000%	2/15/2040	1,605	1,691
[9,19]	Georgetown Independent School District GO	5.000%	2/15/2040	1,900	2,007
[19]	Georgetown Independent School District GO	5.000%	2/15/2041	5,500	5,748
[9,19]	Georgetown Independent School District GO	5.000%	2/15/2041	2,500	2,623
[19]	Georgetown Independent School District GO	5.000%	2/15/2042	5,390	5,588
[9,19]	Georgetown Independent School District GO	5.000%	2/15/2042	2,350	2,443
[19]	Georgetown Independent School District GO	5.000%	2/15/2043	2,100	2,160
[9,19]	Georgetown Independent School District GO	5.000%	2/15/2043	1,595	1,643
[19]	Georgetown Independent School District GO	5.000%	2/15/2044	2,500	2,560
[9,19]	Georgetown Independent School District GO	5.000%	2/15/2044	1,350	1,385
	Georgetown TX GO	4.000%	8/15/2044	1,435	1,278
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2026	400	410
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2028	500	536
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2029	620	676
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2036	565	606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2037	1,210	1,286
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2039	1,290	1,346
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2040	2,000	2,101
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2041	2,485	2,561
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2041	6,110	6,364
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2041	1,400	1,459
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2042	1,360	1,393
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2042	4,810	4,969
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2042	1,200	1,239
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2043	2,060	2,103
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2043	4,310	4,426
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2043	2,325	2,385
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2044	2,000	2,040
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2044	2,945	2,999
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2045	2,500	2,533
[1,4]	Georgetown TX Utility System Electric Power & Light Revenue TOB VRDO	2.390%	8/7/2025	21,565	21,565
[19]	Godley Independent School District GO	3.000%	2/15/2040	1,000	809
[19]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/2036	1,500	1,619
[19]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/2038	1,250	1,326
[19]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/2026	1,200	1,172
	Grand Parkway Transportation Corp. Highway Revenue	5.200%	10/1/2031	2,990	3,196
	Grand Parkway Transportation Corp. Highway Revenue	5.300%	10/1/2032	5,740	6,127
	Grand Parkway Transportation Corp. Highway Revenue	5.400%	10/1/2033	18,120	19,318
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2035	2,135	2,203
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2037	5,075	5,188
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	13,300	13,334
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2045	9,500	8,229
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	21,535	22,624
	Grand Prairie TX GO	5.000%	2/15/2026	500	506
	Grand Prairie TX GO	5.000%	2/15/2042	1,000	1,038
	Grayson County TX Junior College District GO	5.000%	2/15/2042	2,075	2,129
	Grayson County TX Junior College District GO	5.000%	2/15/2043	1,740	1,773
	Grayson County TX Junior College District GO	5.000%	2/15/2044	2,115	2,143
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	5.000%	3/1/2035	1,220	1,295
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2036	2,045	2,048
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2037	3,740	3,690
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2038	3,895	3,735
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2039	2,555	2,394
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2040	1,820	1,675
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2041	2,765	2,504
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2038	1,270	1,322
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2039	1,000	1,032
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2040	3,400	3,481
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2040	5,125	5,286
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2041	5,440	5,564
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2033	3,025	3,335
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2034	2,410	2,635
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2035	1,750	1,898
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2036	1,360	1,460
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2037	1,430	1,523
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2038	1,005	1,061
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2039	1,000	1,046
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2040	1,320	1,365
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2041	2,180	2,237
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2042	1,270	1,294
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2043	2,000	2,027
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2044	2,055	2,073
[1]	Greenville TX GO	4.000%	2/15/2042	2,300	2,116
[1]	Greenville TX GO	4.000%	2/15/2043	2,395	2,173
[1]	Greenville TX GO	4.000%	2/15/2044	2,490	2,226
[19]	Greenwood Independent School District GO	4.000%	2/15/2042	9,840	9,147
[19]	Greenwood Independent School District GO	4.000%	2/15/2043	10,205	9,360
[19]	Greenwood Independent School District GO	4.000%	2/15/2044	9,000	8,164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,19]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2038	3,480	3,708
[9,19]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2039	1,305	1,379
[19]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2040	6,240	6,516
[9,19]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2040	2,585	2,707
[19]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2041	6,395	6,636
[9,19]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2041	2,660	2,768
[9,19]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2042	1,000	1,032
[19]	Gregory-Portland TX Independent School District GO	4.000%	2/15/2043	16,550	15,348
[9,19]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2043	880	902
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2031	125	125
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2032	100	100
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2033	140	140
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2034	170	170
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2035	110	110
	Gulf Coast Authority Sewer Revenue	4.000%	10/1/2037	1,940	1,892
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2025	430	430
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2027	475	494
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2028	495	524
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2030	750	814
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2031	225	230
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2032	595	603
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2033	420	422
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2034	325	324
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2035	675	669
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2037	780	757
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2034	1,000	1,036
[2]	Hale County TX GO	5.000%	3/15/2037	1,720	1,845
[2]	Hale County TX GO	5.000%	3/15/2038	1,485	1,578
[2]	Hale County TX GO	5.000%	3/15/2039	1,900	2,002
[2]	Hale County TX GO	5.000%	3/15/2040	1,800	1,880
[2]	Hale County TX GO	5.000%	3/15/2041	2,000	2,067
[19]	Harlandale Independent School District GO	5.000%	8/15/2040	2,140	2,255
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	44,130	47,338
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2026	1,050	1,079
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2027	1,000	1,050
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2028	1,045	1,090
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2029	1,205	1,254
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2031	1,500	1,550
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2032	2,725	2,739
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2034	8,415	8,360
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2035	1,300	1,273
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,185	2,191
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	13,440	14,797
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	6,000	6,636
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	7,625	8,421
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,725	1,829
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	10/1/2040	4,000	3,252
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2041	2,000	1,834
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2042	2,695	2,425
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	4,900	5,237
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.000%	8/6/2025	30,000	30,000
	Harris County Flood Control District GO	4.000%	10/1/2037	4,400	4,358
	Harris County Flood Control District GO	4.000%	10/1/2039	7,790	7,375
	Harris County Flood Control District GO	5.250%	10/1/2039	2,500	2,671
	Harris County Flood Control District GO	5.250%	10/1/2040	2,375	2,523
	Harris County Flood Control District GO	4.000%	9/15/2041	1,520	1,389
	Harris County Flood Control District GO	4.000%	10/1/2045	1,040	898
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/2029	2,000	2,004
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/2032	5,015	5,174
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/2037	1,640	1,595
	Harris County Hospital District GO	5.000%	2/15/2036	8,000	8,778
	Harris County Hospital District GO	5.000%	2/15/2037	9,285	10,080
	Harris County Hospital District GO	5.000%	2/15/2041	10,000	10,368
	Harris County Hospital District GO	5.000%	2/15/2042	8,190	8,412
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,860	1,880
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	69,690	68,752
[2]	Harris County Municipal Utility District No. 165 GO	3.000%	3/1/2039	1,125	935
[2]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/2044	3,695	3,275
	Harris County TX GO	5.000%	9/15/2027	950	1,000
	Harris County TX GO	5.000%	10/1/2027	7,415	7,810

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County TX GO	5.000%	9/15/2028	525	564
	Harris County TX GO	5.000%	9/15/2028	2,500	2,687
	Harris County TX GO	5.000%	9/15/2029	1,635	1,791
[1]	Harris County TX GO	5.250%	8/15/2030	7,335	8,207
	Harris County TX GO	5.000%	10/1/2034	2,700	2,779
	Harris County TX GO	5.000%	10/1/2035	4,215	4,224
	Harris County TX GO	5.000%	9/15/2036	9,480	10,452
	Harris County TX GO	4.000%	10/1/2036	690	697
	Harris County TX GO	4.000%	9/15/2039	2,250	2,202
	Harris County TX GO	4.000%	9/15/2040	1,500	1,455
	Harris County TX GO	5.000%	10/1/2040	17,000	17,018
	Harris County TX GO	5.000%	9/15/2041	3,150	3,298
	Harris County TX GO	4.000%	10/1/2041	2,000	1,880
	Harris County TX GO	4.000%	9/15/2042	1,000	920
	Harris County TX GO	4.000%	9/15/2043	1,300	1,177
	Harris County TX GO	5.000%	9/15/2043	12,840	13,253
	Harris County TX GO	5.000%	9/15/2043	3,805	3,927
	Harris County TX GO	5.000%	9/15/2044	9,365	9,614
	Harris County TX Highway Revenue	5.000%	8/15/2034	3,120	3,123
	Harris County TX Highway Revenue	5.000%	8/15/2035	1,000	1,001
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2035	1,685	1,694
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2036	2,165	2,156
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/2037	3,600	3,164
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/2038	11,235	9,642
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2038	6,000	6,471
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2039	2,280	2,138
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2039	6,000	6,399
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2040	3,110	2,867
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2040	5,500	5,805
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2041	9,000	8,278
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2042	8,485	7,655
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2043	3,620	3,215
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2043	5,860	5,882
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2044	12,725	13,033
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2045	5,780	5,059
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/2031	1,155	908
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2028	2,880	2,610
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2029	5,260	4,614
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2030	6,325	5,344
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2031	1,345	1,091
[19]	Hays Consolidated Independent School District GO	4.000%	2/15/2034	1,000	1,001
[19]	Hays Consolidated Independent School District GO	5.000%	2/15/2041	4,150	4,287
[19]	Hays Consolidated Independent School District GO	5.000%	2/15/2042	4,000	4,104
[19]	Hays Consolidated Independent School District GO	4.000%	2/15/2043	2,660	2,413
	Hays County TX GO	5.000%	2/15/2026	1,145	1,160
	Hays County TX GO	5.000%	2/15/2027	1,105	1,144
	Hays County TX GO	5.000%	2/15/2029	1,830	1,895
	Hays County TX GO	5.000%	2/15/2030	1,760	1,822
	Hays County TX GO	5.000%	2/15/2030	2,175	2,251
	Hays County TX GO	5.000%	2/15/2031	3,235	3,342
	Hays County TX GO	5.000%	2/15/2031	1,590	1,643
	Hays County TX GO	5.000%	2/15/2034	1,035	1,062
	Hays County TX GO	3.000%	2/15/2038	1,565	1,334
	Hays County TX GO	3.000%	2/15/2040	1,075	884
	Hays County TX GO	3.000%	2/15/2041	1,365	1,093
[4]	Hays County TX Special Assessment Revenue	3.250%	9/15/2030	255	236
[4]	Hays County TX Special Assessment Revenue	3.750%	9/15/2040	580	478
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/2036	525	557
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/2037	350	368
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/2038	315	327
	Hidalgo County Drain District No. 1 GO	4.250%	9/1/2041	1,000	955
	Hidalgo County Drain District No. 1 GO	4.375%	9/1/2044	1,300	1,232
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2030	500	532
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2030	960	1,007
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2031	500	533
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2031	1,475	1,546
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2032	450	477
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2032	1,355	1,408
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2033	1,970	2,074
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2033	1,250	1,289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2034	1,925	2,018
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2034	1,350	1,384
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2035	1,000	1,019
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2037	3,100	2,936
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2038	1,000	898
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2039	1,000	883
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2040	2,040	1,758
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	878
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	842
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2042	2,425	948
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2043	2,835	1,046
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2044	2,000	697
	Hidalgo County TX GO	4.000%	8/15/2035	1,450	1,468
	Hidalgo County TX GO	4.000%	8/15/2038	1,065	1,054
[19]	Houston Independent School District GO	5.000%	2/15/2026	1,905	1,931
[19]	Houston Independent School District GO	4.000%	2/15/2032	3,155	3,185
[19]	Houston Independent School District GO	5.000%	2/15/2034	8,750	9,939
[19]	Houston Independent School District GO	5.000%	2/15/2035	3,500	3,972
[19]	Houston Independent School District GO, Prere.	4.000%	2/15/2027	845	863
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2027	3,710	3,881
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	3,095	3,233
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2033	3,110	3,236
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2034	5,500	5,702
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2035	4,450	4,596
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2036	10,000	10,221
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	5,500	5,601
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2026	3,675	3,796
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2026	3,095	3,197
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	1,635	1,725
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	8,010	8,450
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	3,800	3,806
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2035	870	878
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2035	1,000	1,009
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	10,000	10,889
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2037	1,900	1,619
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2037	1,905	1,963
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2038	1,585	1,317
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2039	2,600	2,108
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2039	1,565	1,588
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2041	3,695	3,827
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2042	5,540	5,701
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2043	1,010	1,017
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2043	4,470	4,580
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2044	2,425	2,473
	Houston TX GO	5.000%	3/1/2026	1,535	1,558
	Houston TX GO	5.000%	3/1/2027	6,025	6,269
	Houston TX GO	5.000%	3/1/2027	125	130
	Houston TX GO	5.000%	3/1/2028	10,025	10,388
	Houston TX GO	5.000%	3/1/2028	150	159
	Houston TX GO	5.000%	3/1/2029	6,000	6,207
	Houston TX GO	5.000%	3/1/2029	500	539
	Houston TX GO	5.000%	3/1/2032	3,840	3,883
	Houston TX GO	5.000%	3/1/2032	1,050	1,166
	Houston TX GO	4.000%	3/1/2033	5,000	5,032
	Houston TX GO	5.000%	3/1/2033	1,000	1,113
	Houston TX GO	4.000%	3/1/2035	3,000	3,003
	Houston TX GO	3.000%	3/1/2036	1,015	900
	Houston TX GO	3.000%	3/1/2037	3,500	3,054
	Houston TX GO	3.000%	3/1/2038	3,250	2,771
	Houston TX GO	5.000%	3/1/2038	4,390	4,680
	Houston TX GO	5.000%	3/1/2038	810	864
	Houston TX GO	3.000%	3/1/2039	2,500	2,091
	Houston TX GO	5.000%	3/1/2039	1,415	1,495
	Houston TX GO	3.000%	3/1/2040	2,630	2,151
	Houston TX GO	5.000%	3/1/2040	3,000	3,133
	Houston TX GO	5.250%	3/1/2040	1,800	1,901
	Houston TX GO	3.000%	3/1/2041	3,170	2,536
	Houston TX GO	5.000%	3/1/2041	3,750	3,878
	Houston TX GO	5.000%	3/1/2041	2,870	2,968
	Houston TX GO	5.000%	3/1/2042	6,250	6,406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX GO	5.000%	3/1/2042	2,840	2,911
	Houston TX GO	5.000%	3/1/2043	10,000	10,172
	Houston TX GO	5.000%	3/1/2043	3,000	3,052
	Houston TX GO	5.250%	3/1/2043	2,300	2,382
	Houston TX GO	5.000%	3/1/2044	15,345	15,500
	Houston TX GO	5.000%	3/1/2044	3,220	3,253
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2026	1,650	1,653
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2028	2,425	2,429
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/2029	440	456
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2029	1,520	1,523
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/2030	440	456
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/2031	425	439
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	3.000%	9/1/2033	315	297
[19]	Humble Independent School District GO	5.000%	2/15/2035	3,995	4,357
[19]	Humble Independent School District GO	5.000%	2/15/2038	1,850	2,030
[19]	Humble Independent School District GO	5.000%	2/15/2040	1,225	1,293
[19]	Humble Independent School District GO	3.000%	2/15/2041	2,990	2,395
[19]	Humble Independent School District GO	5.000%	2/15/2041	2,525	2,642
[19]	Humble Independent School District GO	5.000%	2/15/2041	1,750	1,838
[19]	Humble Independent School District GO	5.000%	2/15/2042	2,500	2,594
[19]	Humble Independent School District GO	5.000%	2/15/2042	2,100	2,185
[19]	Humble Independent School District GO	5.000%	2/15/2043	1,150	1,186
[19]	Humble Independent School District GO	5.000%	2/15/2043	1,475	1,524
[19]	Humble Independent School District GO	5.000%	2/15/2044	1,000	1,026
[19]	Humble Independent School District GO	5.000%	2/15/2044	2,000	2,055
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2032	1,070	1,087
[19]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2040	6,895	6,654
[19]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2041	7,615	7,229
[19]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2042	18,200	16,883
[19]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2043	5,010	5,167
[2]	Hutto TX GO	5.000%	8/1/2033	1,075	1,203
[2]	Hutto TX GO	5.000%	8/1/2034	1,325	1,480
[2]	Hutto TX GO	5.000%	8/1/2040	3,000	3,159
[2]	Hutto TX GO	5.000%	8/1/2041	2,000	2,087
	Hutto TX GO	5.000%	8/1/2042	3,265	3,339
[2]	Hutto TX GO	5.000%	8/1/2042	2,250	2,327
[2]	Hutto TX GO	5.000%	8/1/2043	5,250	5,402
[2]	Hutto TX GO	5.000%	8/1/2044	6,200	6,354
[19]	Irving Independent School District GO	5.000%	2/15/2027	1,615	1,675
[9,19]	Irving Independent School District GO	5.000%	2/15/2038	5,295	5,678
[19]	Irving Independent School District GO	5.000%	2/15/2039	4,400	4,618
[19]	Irving Independent School District GO	5.000%	2/15/2040	9,270	9,667
[19]	Irving Independent School District GO	5.000%	2/15/2041	4,000	4,153
[9,19]	Irving Independent School District GO	5.000%	2/15/2041	4,925	5,153
[19]	Irving Independent School District GO	5.000%	2/15/2042	8,890	9,168
[9,19]	Irving Independent School District GO	5.000%	2/15/2042	3,840	3,995
[19]	Irving Independent School District GO	5.000%	2/15/2043	3,820	3,917
[9,19]	Irving Independent School District GO	5.000%	2/15/2043	4,190	4,327
	Irving TX GO	5.000%	9/15/2026	1,940	1,992
	Irving TX GO	5.000%	9/15/2027	2,020	2,125
	Irving TX GO	5.000%	9/15/2036	1,135	1,228
	Irving TX GO	5.000%	9/15/2039	1,315	1,381
	Irving TX GO	4.000%	9/15/2040	6,050	5,758
	Irving TX GO	4.000%	9/15/2041	6,050	5,646
	Irving TX GO	4.000%	9/15/2042	6,050	5,539
	Irving TX GO	4.000%	9/15/2043	6,050	5,462
	Irving TX GO	4.000%	9/15/2044	6,050	5,369
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2027	120	123
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2028	145	150
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2029	155	161
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2030	200	207
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2031	145	149
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2032	150	153
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2033	150	153
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2034	150	152
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2035	175	177
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2036	250	251
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2037	250	249
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2038	300	296
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2039	300	290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Jacksboro Independent School District GO	5.000%	2/15/2038	2,680	2,879
[19]	Jacksboro Independent School District GO	5.000%	2/15/2039	2,820	3,002
[19]	Jacksboro Independent School District GO	5.000%	2/15/2040	2,965	3,124
[19]	Jacksboro Independent School District GO	5.000%	2/15/2041	3,115	3,257
[19]	Jarrell Independent School District GO	3.000%	8/15/2039	1,775	1,451
[19]	Jarrell Independent School District GO	3.000%	8/15/2040	2,200	1,768
[19]	Jarrell Independent School District GO	5.000%	2/15/2043	1,370	1,409
[19]	Johnson City Independent School District GO	5.000%	2/15/2039	1,835	1,954
[19]	Johnson City Independent School District GO	5.000%	2/15/2040	1,930	2,033
[19]	Johnson City Independent School District GO	5.000%	2/15/2041	2,025	2,117
[19]	Johnson City Independent School District GO	5.000%	2/15/2042	2,130	2,210
[19]	Johnson City Independent School District GO	5.000%	2/15/2043	2,240	2,302
[19]	Johnson City Independent School District GO	5.000%	2/15/2044	2,355	2,407
[4]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	4.375%	9/1/2030	328	329
[4]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	5.250%	9/1/2043	1,250	1,203
[19]	Joshua Independent School District GO	5.000%	8/15/2031	500	558
[19]	Joshua Independent School District GO	5.000%	8/15/2032	1,000	1,123
[19]	Joshua Independent School District GO	5.000%	8/15/2033	550	620
[19]	Joshua Independent School District GO	5.000%	8/15/2040	1,750	1,844
[19]	Joshua Independent School District GO	5.000%	8/15/2041	1,070	1,119
[19]	Joshua Independent School District GO	5.000%	8/15/2042	1,300	1,348
[19]	Joshua Independent School District GO	5.000%	8/15/2043	1,675	1,727
[19]	Joshua Independent School District GO	5.000%	8/15/2044	1,475	1,513
[4]	Justin TX Special Assessment Revenue	3.000%	9/1/2031	225	206
[4]	Justin TX Special Assessment Revenue	3.375%	9/1/2041	475	371
[19]	Katy Independent School District GO	5.000%	2/15/2032	2,545	2,851
[19]	Katy Independent School District GO	5.000%	2/15/2033	2,000	2,253
[19]	Katy Independent School District GO	5.000%	2/15/2034	1,200	1,354
[19]	Katy Independent School District GO	4.000%	2/15/2039	1,000	969
[19]	Katy Independent School District GO	4.000%	2/15/2040	1,250	1,186
[19]	Katy Independent School District GO	5.000%	2/15/2040	3,180	3,321
[19]	Katy Independent School District GO	4.000%	2/15/2041	1,025	960
[19]	Katy Independent School District GO	5.000%	2/15/2041	4,500	4,667
[19]	Katy Independent School District GO	5.000%	2/15/2042	5,000	5,149
[19]	Katy Independent School District GO	5.000%	2/15/2042	4,000	4,135
[19]	Katy Independent School District GO	5.000%	2/15/2043	3,000	3,073
[19]	Katy Independent School District GO	5.000%	2/15/2043	1,725	1,773
[19]	Keller TX Independent School District GO	4.000%	8/15/2029	2,900	2,918
[19]	Kennedale Independent School District GO	4.000%	2/15/2040	1,365	1,300
[19]	Kennedale Independent School District GO	4.000%	2/15/2041	1,445	1,353
[19]	Kennedale Independent School District GO	4.000%	2/15/2042	1,425	1,309
[19]	Kennedale Independent School District GO	4.000%	2/15/2043	1,140	1,030
[19]	Kennedale Independent School District GO	5.000%	2/15/2043	2,370	2,444
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2037	1,150	1,232
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2038	1,200	1,273
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2039	1,275	1,339
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2040	1,330	1,380
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2041	2,785	2,862
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2042	2,920	2,980
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.250%	4/15/2043	1,750	1,811
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.250%	4/15/2044	2,000	2,063
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.250%	4/15/2045	7,500	7,719
[19]	Kilgore Independent School District GO	3.000%	2/15/2039	4,455	3,722
	Killeen TX GO	4.000%	8/1/2040	1,910	1,807
	Killeen TX GO	4.000%	8/1/2043	6,915	6,244
[19]	Klein Independent School District GO	5.000%	8/1/2035	2,000	2,030
[9,19]	Klein Independent School District GO	5.000%	8/1/2036	1,715	1,897
[19]	Klein Independent School District GO	5.000%	8/1/2037	3,000	3,035
[9,19]	Klein Independent School District GO	5.000%	8/1/2037	2,680	2,932
[9,19]	Klein Independent School District GO	5.000%	8/1/2038	1,500	1,622
[9,19]	Klein Independent School District GO	5.000%	8/1/2041	1,775	1,856
[9,19]	Klein Independent School District GO	5.000%	8/1/2042	1,400	1,449
[9,19]	Klein Independent School District GO	5.000%	8/1/2043	2,000	2,055
[9,19]	Krum Independent School District GO	5.250%	8/15/2038	2,135	2,335
[9,19]	Krum Independent School District GO	5.250%	8/15/2039	2,245	2,430
[9,19]	Krum Independent School District GO	5.250%	8/15/2040	1,365	1,463
[9,19]	Krum Independent School District GO	5.250%	8/15/2041	1,490	1,585
[9,19]	Krum Independent School District GO	5.250%	8/15/2042	1,370	1,444

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,19]	Krum Independent School District GO	5.250%	8/15/2044	1,650	1,717
[4]	Kyle TX Special Assessment Revenue	4.500%	9/1/2033	504	499
[4]	Kyle TX Special Assessment Revenue	5.250%	9/1/2043	1,542	1,493
[19]	La Porte TX Independent School District GO	5.000%	2/15/2037	2,500	2,687
[19]	La Porte TX Independent School District GO	5.000%	2/15/2038	2,000	2,133
[19]	La Porte TX Independent School District GO	5.000%	2/15/2039	6,790	7,186
[19]	La Porte TX Independent School District GO	5.000%	2/15/2040	2,750	2,882
[19]	La Porte TX Independent School District GO	5.000%	2/15/2041	2,880	2,993
[19]	La Porte TX Independent School District GO	5.000%	2/15/2042	3,015	3,110
[19]	La Porte TX Independent School District GO	5.000%	2/15/2043	3,155	3,234
[19]	La Vega Independent School District GO	5.000%	2/15/2039	1,000	1,061
[19]	La Vega Independent School District GO	5.000%	2/15/2040	1,075	1,132
[19]	La Vega Independent School District GO	5.000%	2/15/2041	1,905	1,992
[19]	La Vega Independent School District GO	5.000%	2/15/2042	2,000	2,075
[19]	La Vega Independent School District GO	5.000%	2/15/2043	2,080	2,145
[19]	La Vega Independent School District GO	5.000%	2/15/2044	1,445	1,482
[19]	Lake Dallas Independent School District GO	4.000%	8/15/2030	975	1,003
[19]	Lake Dallas Independent School District GO	4.000%	8/15/2031	1,115	1,139
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2028	280	290
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	275	287
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2030	300	314
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2031	325	340
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2032	475	464
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2033	450	433
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2034	625	549
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2035	475	447
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2036	475	440
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2038	1,025	812
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2039	1,325	1,021
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2040	900	672
[4,5]	Lakeside Place PFC TX Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.050%	8/1/2025	23,960	23,960
[4]	Lakewood Village TX Special Assessment Revenue	4.750%	9/15/2032	400	407
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2026	2,020	2,047
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2034	2,585	2,647
[19]	Lamar Consolidated Independent School District GO	3.000%	2/15/2038	2,000	1,714
[19]	Lamar Consolidated Independent School District GO	3.000%	2/15/2039	2,000	1,668
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2039	5,000	5,293
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2040	7,000	7,332
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2041	9,000	9,354
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2041	2,100	2,192
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2042	10,000	10,312
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2042	2,700	2,793
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	5,945	5,974
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	11,155	11,434
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	2,100	2,158
[19]	Lamar Consolidated Independent School District GO	5.000%	2/15/2044	4,600	4,704
[19]	Lancaster TX Independent School District GO	4.000%	2/15/2033	1,000	1,005
[19]	Laredo Independent School District GO	4.000%	8/1/2042	1,000	928
	Laredo TX GO	5.000%	2/15/2037	1,000	1,074
	Laredo TX GO	5.000%	2/15/2038	1,715	1,824
	Laredo TX GO	4.000%	2/15/2039	3,085	2,974
	Laredo TX GO	4.000%	2/15/2040	3,670	3,495
	Laredo TX GO	4.125%	2/15/2041	2,340	2,229
	Laredo TX GO	4.125%	2/15/2042	4,045	3,814
	Laredo TX GO	4.250%	2/15/2043	3,270	3,102
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2034	300	304
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2035	235	237
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2036	550	553
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2038	750	799
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2039	625	606
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2039	550	581
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2041	1,175	1,218
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2042	600	617
[4]	Lavon TX Special Assessment Revenue	4.250%	9/15/2031	100	98
[4]	Lavon TX Special Assessment Revenue	4.375%	9/15/2031	150	148
[4]	Lavon TX Special Assessment Revenue	3.875%	9/15/2032	537	510
[4]	Lavon TX Special Assessment Revenue	5.875%	9/15/2042	1,108	1,141
[4]	Lavon TX Special Assessment Revenue	5.000%	9/15/2044	429	408
[4]	Lavon TX Special Assessment Revenue	5.125%	9/15/2044	600	580
[4,9]	Lavon TX Special Assessment Revenue	5.750%	9/15/2045	872	873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Leander Independent School District GO	5.000%	8/15/2030	5,420	5,425
[19]	Leander Independent School District GO	0.000%	8/15/2031	310	253
[19]	Leander Independent School District GO	0.000%	8/15/2032	400	313
[19]	Leander Independent School District GO	0.000%	8/15/2033	540	405
[19]	Leander Independent School District GO	0.000%	8/15/2034	2,000	1,426
[19]	Leander Independent School District GO	3.000%	8/15/2034	5,740	5,368
[19]	Leander Independent School District GO	0.000%	8/15/2035	5,500	3,727
[19]	Leander Independent School District GO	5.000%	8/15/2037	8,550	9,323
[19]	Leander Independent School District GO	5.000%	8/15/2038	16,025	17,273
[19]	Leander Independent School District GO	4.000%	2/15/2039	4,090	4,006
[19]	Leander Independent School District GO	5.000%	8/15/2039	15,355	16,392
[19]	Leander Independent School District GO	4.000%	2/15/2040	4,255	4,110
[19]	Leander Independent School District GO	5.000%	8/15/2040	6,500	6,877
[19]	Leander Independent School District GO	4.000%	2/15/2041	10,410	9,936
[19]	Leander Independent School District GO	5.000%	2/15/2042	8,830	9,099
[19]	Leander Independent School District GO	4.250%	2/15/2043	4,000	3,815
	Leander TX GO	5.000%	8/15/2042	1,490	1,540
	Leander TX GO	5.000%	8/15/2043	1,550	1,594
[19]	Lewisville Independent School District GO	5.000%	8/15/2027	4,230	4,439
[19]	Lewisville Independent School District GO	5.000%	8/15/2037	4,000	4,335
[19]	Lewisville Independent School District GO	5.000%	8/15/2038	1,180	1,255
[19]	Lewisville Independent School District GO	5.000%	8/15/2038	4,000	4,280
[19]	Lewisville Independent School District GO	5.000%	8/15/2042	10,000	10,315
[19]	Lewisville Independent School District GO	5.000%	8/15/2043	4,550	4,672
[19]	Lewisville Independent School District GO	5.000%	8/15/2044	1,815	1,856
	Lewisville TX GO	5.000%	2/15/2028	3,290	3,482
	Lewisville TX GO	5.000%	2/15/2036	1,440	1,574
	Lewisville TX GO	4.000%	2/15/2038	2,250	2,230
	Lewisville TX GO	4.000%	2/15/2042	2,550	2,335
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2037	1,000	1,080
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2038	4,990	5,300
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2038	535	573
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2039	4,770	5,020
[19]	Liberty Hill Independent School District GO	3.000%	2/1/2040	2,650	2,137
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2040	4,850	5,045
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2040	1,100	1,150
[19]	Liberty Hill Independent School District GO	3.000%	2/1/2041	2,000	1,577
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2041	1,180	1,224
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2042	1,945	1,996
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2042	1,605	1,652
[19]	Liberty Hill Independent School District GO	5.000%	2/1/2043	1,600	1,638
[4]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/2032	694	641
[4]	Liberty Hill TX Special Assessment Revenue	3.875%	9/1/2032	211	196
[19]	Little Elm Independent School District GO	5.000%	8/15/2042	1,910	1,982
[19]	Little Elm Independent School District GO	5.000%	8/15/2043	2,070	2,134
[19]	Little Elm Independent School District GO	5.000%	8/15/2047	6,620	6,721
[19]	Longview Independent School District GO	5.000%	2/15/2040	4,000	4,186
[19]	Longview Independent School District GO	5.000%	2/15/2041	4,780	4,967
[19]	Longview Independent School District GO	5.000%	2/15/2042	9,755	10,053
[19]	Longview Independent School District GO	5.000%	2/15/2043	4,755	4,865
[19]	Longview Independent School District GO	5.000%	2/15/2044	5,585	5,683
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2032	2,000	2,217
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2033	1,750	1,947
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2037	3,125	3,369
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2039	4,750	4,981
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2040	2,855	2,682
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2040	3,440	3,588
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2041	2,975	3,075
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2042	1,250	1,280
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2043	1,480	1,507
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2044	1,650	1,672
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2045	1,675	1,691
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	15,070	15,770
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	25,040	27,073
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	1,375	1,392
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	1,750	1,859
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	1,350	1,488
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2032	2,250	2,377
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2033	3,000	3,151
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2033	1,245	1,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2034	2,010	2,080
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2034	4,250	4,443
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2034	1,500	1,594
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2035	3,065	3,158
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2035	4,500	4,681
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2035	1,250	1,320
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,060	1,108
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	2,400	2,527
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	3,000	3,134
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2038	1,870	1,997
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	2,000	2,065
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	8,635	8,949
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	1,000	1,043
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2039	2,190	2,319
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	2,710	2,780
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	2,570	2,663
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	17,345	17,827
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2040	2,000	2,102
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2041	4,250	4,330
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2041	13,475	13,749
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2041	4,250	4,412
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2041	1,000	1,044
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2042	5,350	5,517
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2042	6,000	6,161
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2042	2,000	2,076
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2043	8,000	7,206
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	8,650	8,882
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	4,000	4,081
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	3,395	3,389
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	9,250	9,455
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	5,000	5,075
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	6,655	6,726
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2034	3,015	3,247
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2036	5,250	5,564
[4]	Lowry Crossing TX Special Assessment Revenue	4.750%	9/15/2035	351	352
[4]	Lowry Crossing TX Special Assessment Revenue	5.750%	9/15/2045	275	273
	Lubbock County TX GO	4.000%	2/15/2042	2,040	1,861
	Lubbock County TX GO	4.000%	2/15/2043	2,335	2,107
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2034	1,825	1,856
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2035	4,415	4,463
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2036	3,620	3,636
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/2037	7,510	6,330
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2038	3,420	3,340
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2039	3,640	3,808
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/2040	10,095	7,844
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2040	3,820	3,972
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2041	4,010	4,136
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2042	2,000	2,047
	Lubbock TX GO	4.000%	2/15/2032	1,425	1,428
	Lubbock TX GO	4.000%	2/15/2033	1,000	1,001
	Lubbock TX GO	4.000%	2/15/2041	1,195	1,123
[19]	Lubbock-Cooper Independent School District GO	5.000%	2/15/2044	1,895	1,934
[19]	Lubbock-Cooper Independent School District GO	4.000%	2/15/2047	1,475	1,286
[19]	Lumberton Independent School District GO	3.000%	2/15/2040	1,415	1,152
[19]	Mabank Independent School District GO	5.000%	8/15/2042	2,355	2,421
	Mainland College GO	4.000%	8/15/2030	650	674
	Mainland College GO	4.000%	8/15/2031	795	821
	Mainland College GO	4.000%	8/15/2032	560	574
	Mainland College GO	4.000%	8/15/2033	510	520
	Mainland College GO	4.000%	8/15/2034	635	643
	Mainland College GO	4.000%	8/15/2035	500	504
	Mainland College GO	4.000%	8/15/2036	1,000	1,001
	Mainland College GO	4.000%	8/15/2037	750	741
	Mainland College GO	4.000%	8/15/2038	750	729
	Mainland College GO	4.000%	8/15/2039	1,680	1,590
	Mainland College GO	4.000%	8/15/2040	895	832
[19]	Malakoff Independent School District GO	2.000%	2/15/2038	2,805	2,077
[19]	Malakoff Independent School District GO	2.000%	2/15/2039	2,865	2,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Malakoff Independent School District GO	2.000%	2/15/2040	2,920	2,003
[19]	Malakoff Independent School District GO	2.000%	2/15/2041	2,980	1,972
	Mansfield TX GO	5.000%	2/15/2039	1,000	1,063
	Mansfield TX GO	5.000%	2/15/2042	4,210	4,390
	Mansfield TX GO	5.000%	2/15/2043	4,425	4,581
	Mansfield TX GO	5.000%	2/15/2044	4,650	4,793
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/2042	1,100	1,136
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/2043	1,120	1,152
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/2044	1,010	1,036
[9,19]	Marble Falls Independent School District GO	5.000%	2/15/2036	2,125	2,346
[9,19]	Marble Falls Independent School District GO	5.000%	2/15/2037	3,430	3,738
[9,19]	Marble Falls Independent School District GO	5.000%	2/15/2038	4,500	4,848
[19]	McGregor Independent School District GO	5.000%	2/15/2042	1,250	1,297
[19]	McKinney Independent School District GO	5.000%	2/15/2037	2,000	2,064
[19]	McKinney Independent School District GO	2.000%	2/15/2040	2,000	1,372
[19]	McKinney Independent School District GO	2.000%	2/15/2041	2,000	1,324
	McKinney TX GO	5.000%	8/15/2033	275	305
	McKinney TX GO	3.500%	8/15/2034	775	744
	McKinney TX GO	3.625%	8/15/2035	780	762
	McKinney TX GO	3.750%	8/15/2037	1,065	1,028
	McKinney TX GO	3.875%	8/15/2039	1,830	1,702
	McKinney TX GO	3.875%	8/15/2040	1,900	1,733
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2032	350	391
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2033	700	776
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2034	500	549
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2035	570	619
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2036	1,000	1,075
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2037	750	800
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2038	750	793
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2039	1,000	1,049
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2040	725	754
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2042	1,000	1,026
[19]	Medina Valley Independent School District GO	5.000%	2/15/2041	8,390	8,752
[19]	Medina Valley Independent School District GO	5.000%	2/15/2042	11,475	11,885
[19]	Medina Valley Independent School District GO	5.000%	2/15/2043	5,000	5,148
[19]	Melissa Independent School District GO	5.000%	2/1/2032	500	559
[19]	Melissa Independent School District GO	5.000%	2/1/2033	600	675
[19]	Melissa Independent School District GO	5.000%	2/1/2034	1,000	1,129
[19]	Melissa Independent School District GO	5.000%	2/1/2041	1,350	1,415
[19]	Melissa Independent School District GO	5.000%	2/1/2042	1,000	1,038
[19]	Melissa Independent School District GO	5.000%	2/1/2042	1,320	1,370
[19]	Melissa Independent School District GO	5.000%	2/1/2043	1,790	1,847
[19]	Melissa Independent School District GO	5.000%	2/1/2044	1,775	1,822
[6]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/2030	339	3
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/2044	3,000	2,832
[19]	Midland Independent School District GO	4.000%	2/15/2039	4,500	4,401
[19]	Midland Independent School District GO	4.000%	2/15/2040	1,985	1,894
[19]	Midland Independent School District GO	4.000%	2/15/2041	2,900	2,727
[19]	Midland Independent School District GO	4.000%	2/15/2042	12,855	11,908
[19]	Midland Independent School District GO	4.000%	2/15/2043	23,945	21,908
[19]	Midland Independent School District GO	4.000%	2/15/2044	20,000	18,051
	Midland TX GO	4.000%	2/15/2038	3,000	2,931
	Midland TX GO	4.000%	2/15/2040	4,450	4,141
	Midland TX GO	4.000%	2/15/2041	7,000	6,405
	Midland TX GO	4.000%	3/1/2042	1,050	973
[4]	Midlothian TX Special Assessment Revenue	4.375%	9/15/2027	100	100
[4]	Midlothian TX Special Assessment Revenue	4.750%	9/15/2032	250	250
	Mont Belvieu TX GO	4.000%	8/15/2037	1,745	1,707
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2031	525	526
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2032	685	686
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2033	710	711
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2034	1,520	1,522
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2036	1,110	1,111
	Montgomery County TX GO	4.000%	3/1/2029	11,625	12,002
	Montgomery County TX GO	4.000%	3/1/2030	13,500	13,903
	Montgomery County TX GO	5.000%	3/1/2032	12,000	12,137
	Montgomery County TX GO	5.000%	3/1/2036	2,750	3,047
	Montgomery County TX GO	5.000%	3/1/2037	2,665	2,915
	Montgomery County TX GO	5.000%	3/1/2038	5,595	6,054
	Montgomery County TX GO	5.000%	3/1/2039	6,050	6,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County TX GO	5.000%	3/1/2040	2,500	2,637
	Montgomery County TX GO	5.000%	3/1/2041	5,850	6,126
[19]	Montgomery Independent School District GO	5.000%	2/15/2031	1,350	1,497
[19]	Montgomery Independent School District GO	5.000%	2/15/2032	1,715	1,915
[19]	Montgomery Independent School District GO	5.000%	2/15/2033	1,880	2,110
[19]	Montgomery Independent School District GO	5.000%	2/15/2040	4,395	4,564
[19]	New Braunfels Independent School District GO	3.000%	2/1/2039	2,970	2,456
	New Braunfels TX GO	4.000%	2/1/2034	1,630	1,630
[19]	New Caney Independent School District GO	5.000%	2/15/2027	1,000	1,038
[19]	New Caney Independent School District GO	5.000%	2/15/2028	525	558
[19]	New Caney Independent School District GO	5.000%	2/15/2029	1,300	1,409
[19]	New Caney Independent School District GO	5.000%	2/15/2039	1,300	1,379
[19]	New Caney Independent School District GO	5.000%	2/15/2040	3,500	3,682
[19]	New Caney Independent School District GO	5.000%	2/15/2041	3,850	4,026
[19]	New Caney Independent School District GO	5.000%	2/15/2041	1,000	1,046
[19]	New Caney Independent School District GO	5.000%	2/15/2042	4,150	4,306
[19]	New Caney Independent School District GO	5.000%	2/15/2042	1,000	1,037
[19]	New Caney Independent School District GO	5.000%	2/15/2043	1,650	1,701
[19]	New Caney Independent School District GO PUT	4.000%	8/15/2027	1,280	1,309
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	2,450	2,506
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,500	2,602
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,000	2,078
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	3,125	3,129
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2034	3,310	3,283
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.750%	7/1/2035	8,135	7,913
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	3,000	2,919
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	8,340	7,934
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	2,845	2,663
[4]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.250%	7/1/2045	19,655	17,593
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/2046	100	77
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	6.750%	7/1/2044	2,720	2,677
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/2032	840	787
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/2037	1,155	991
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/2042	1,825	1,419
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living - The Langford Project)	5.375%	11/15/2036	100	88
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.500%	10/1/2033	720	746
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/2034	1,500	1,456
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/2029	1,390	1,390
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/2035	1,400	1,374
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2031	315	334
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2032	665	707
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2033	695	737
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2034	585	618
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2035	610	640
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2040	2,200	2,209
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	2,005	2,009
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2045	2,000	1,926
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	1,180	1,182
[4,5]	New Hope Cultural Education Facilities Finance Corp. Revenue TOB VRDO	3.050%	8/1/2025	68,505	68,505
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2026	1,415	1,424
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2027	1,485	1,496
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2028	1,560	1,571
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	1,640	1,651
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	1,470	1,479
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2036	9,000	9,030

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,19]	North East TX Independent School District GO	5.000%	8/1/2033	1,440	1,614
[9,19]	North East TX Independent School District GO	5.000%	8/1/2034	5,500	6,168
[19]	North East TX Independent School District GO	4.000%	8/1/2035	1,250	1,255
[9,19]	North East TX Independent School District GO	5.000%	8/1/2035	3,750	4,157
[9,19]	North East TX Independent School District GO	5.000%	8/1/2036	4,000	4,370
[19]	North East TX Independent School District GO	3.000%	8/1/2038	1,200	1,023
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2032	1,350	1,404
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2034	375	382
[2]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/2035	750	682
[2]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/2036	590	526
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/2031	243	229
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/2031	3,153	3,112
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/2041	9,655	8,830
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/2040	3,300	2,259
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/2035	1,075	969
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/2037	4,490	3,825
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	115	115
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	70	70
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	11,735	11,855
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	17,175	17,789
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	4,810	5,180
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	6,495	6,552
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	1,925	1,941
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	6,180	6,740
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	9,285	9,355
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	2,350	2,592
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	3,465	3,815
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2032	13,500	13,597
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	3,615	3,642
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	6,180	6,867
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	10,000	11,069
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2033	2,575	2,587
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2033	2,000	2,018
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	2,415	2,465
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	835	931
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	1,250	1,394
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	11,710	12,998
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2034	2,035	2,041
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2034	2,000	2,003
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	1,500	1,509
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	4,275	4,371
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	7,050	7,861
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	1,500	1,550
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	8,935	9,915
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	6,905	7,700
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2035	3,000	3,002
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	1,025	1,031
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	5,025	5,129
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	2,130	2,194
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	13,245	13,021
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	3,100	3,076
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	1,345	1,350
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	1,930	1,939
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	7,045	7,179
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	2,955	3,034
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	10,000	9,555
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	3,000	2,899
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	37,490	37,435
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	3,300	3,146
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	10,200	10,371
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2038	20,000	17,258
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	3,105	2,927
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	2,500	2,335
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	11,285	11,460
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	500	501
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	9,500	9,943
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/2040	15,250	14,748
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2040	11,265	11,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2041	1,885	1,644
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	1,500	1,553
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	3,000	3,119
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2042	5,575	5,843
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	32,685	32,738
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	1,250	1,281
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2044	1,545	1,364
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2044	4,275	4,431
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	25,000	13,077
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	1,500	1,395
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	7,000	6,084
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	15,195	12,681
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2032	15,860	12,683
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2033	13,000	9,940
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2034	43,080	31,401
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	12,500	8,666
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	10,000	6,574
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2037	7,310	4,545
[19]	Northside Independent School District GO	5.000%	8/1/2037	1,000	1,074
[19]	Northside Independent School District GO	5.000%	8/1/2039	1,000	1,057
[19]	Northside Independent School District GO	3.000%	6/1/2040	1,000	804
[19]	Northside Independent School District GO	5.000%	8/1/2040	1,485	1,561
[19]	Northside Independent School District GO	5.000%	8/15/2040	1,500	1,580
[19]	Northside Independent School District GO	5.000%	8/1/2041	3,000	3,129
[19]	Northside Independent School District GO	5.000%	8/1/2042	2,165	2,241
[19]	Northside Independent School District GO	5.000%	8/15/2042	1,500	1,555
[19]	Northside Independent School District GO PUT	3.000%	8/1/2026	9,840	9,816
[19]	Northside Independent School District GO PUT	2.000%	6/1/2027	4,145	4,053
[19]	Northwest Independent School District GO	5.000%	2/15/2032	1,000	1,116
[19]	Northwest Independent School District GO	5.000%	2/15/2033	1,175	1,318
[19]	Northwest Independent School District GO	5.000%	2/15/2034	1,500	1,668
[19]	Northwest Independent School District GO	5.000%	2/15/2039	2,000	2,104
[19]	Northwest Independent School District GO	5.000%	2/15/2039	1,035	1,096
[19]	Northwest Independent School District GO	4.000%	2/15/2040	1,550	1,471
[19]	Northwest Independent School District GO	5.000%	2/15/2040	2,055	2,138
[19]	Northwest Independent School District GO	5.000%	2/15/2040	4,500	4,681
[19]	Northwest Independent School District GO	5.000%	2/15/2041	4,800	4,959
[19]	Northwest Independent School District GO	5.000%	2/15/2041	1,125	1,169
[19]	Northwest Independent School District GO	4.000%	2/15/2042	7,000	6,461
[19]	Northwest Independent School District GO	5.000%	2/15/2042	1,735	1,789
[19]	Northwest Independent School District GO	5.000%	2/15/2042	1,960	2,021
[19]	Northwest Independent School District GO	4.000%	2/15/2043	5,800	5,268
[19]	Northwest Independent School District GO	5.000%	2/15/2043	2,705	2,773
[19]	Northwest Independent School District GO	5.000%	2/15/2043	1,840	1,886
[19]	Northwest Independent School District GO	5.000%	2/15/2044	4,090	4,174
[19]	Northwest Independent School District GO	5.000%	2/15/2044	2,635	2,689
	Nueces County TX GO	4.000%	2/15/2034	480	489
	Nueces County TX GO	4.000%	2/15/2036	640	639
	Nueces County TX GO	4.000%	2/15/2039	1,250	1,168
	Odessa Junior College District GO	5.000%	8/15/2026	770	789
	Odessa Junior College District GO	5.000%	8/15/2028	660	693
	Odessa Junior College District GO	4.000%	8/15/2035	2,170	2,162
	Odessa Junior College District GO	4.000%	8/15/2037	2,885	2,809
	Odessa TX GO	3.000%	3/1/2033	5,355	4,911
	Odessa TX GO	3.000%	3/1/2034	2,685	2,400
	Odessa TX GO	3.000%	3/1/2035	2,425	2,109
[19]	Palacios Independent School District GO	4.000%	2/15/2033	2,995	3,095
[19]	Palacios Independent School District GO	4.000%	2/15/2034	3,115	3,195
[19]	Palacios Independent School District GO	4.000%	2/15/2035	3,240	3,299
[19]	Pampa Independent School District GO	5.000%	8/15/2039	1,000	1,067
[19]	Pampa Independent School District GO	5.000%	8/15/2041	2,280	2,390
[19]	Pampa Independent School District GO	5.000%	8/15/2043	1,045	1,078
[19]	Pampa Independent School District GO	5.000%	8/15/2044	1,340	1,375
[19]	Pasadena Independent School District GO	5.000%	2/15/2040	3,280	3,438
[19]	Pasadena Independent School District GO	5.000%	2/15/2041	1,585	1,648
[19]	Pasadena Independent School District GO	5.000%	2/15/2042	1,000	1,031
[19]	Pasadena Independent School District GO	5.000%	2/15/2043	3,500	3,591
[19]	Pearland Independent School District GO	5.000%	2/15/2031	825	834
[19]	Pearland Independent School District GO	5.000%	2/15/2042	7,140	7,264
[19]	Pearland Independent School District GO, Prere.	5.000%	2/15/2026	175	177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Pearland TX GO	5.000%	9/1/2031	510	567
[2]	Pearland TX GO	5.000%	9/1/2032	735	818
[9]	Pearland TX GO	5.000%	9/1/2032	325	359
[9]	Pearland TX GO	5.000%	9/1/2033	645	712
[2]	Pearland TX GO	5.000%	9/1/2034	540	596
[9]	Pearland TX GO	5.000%	9/1/2034	1,015	1,118
[2]	Pearland TX GO	5.000%	9/1/2035	565	617
[9]	Pearland TX GO	5.000%	9/1/2035	1,165	1,277
[2]	Pearland TX GO	5.000%	9/1/2036	605	652
[9]	Pearland TX GO	5.000%	9/1/2036	1,300	1,406
[9]	Pearland TX GO	5.000%	9/1/2037	1,945	2,081
[2]	Pearland TX GO	5.250%	9/1/2037	460	501
[9]	Pearland TX GO	5.000%	9/1/2038	870	920
[2]	Pearland TX GO	5.250%	9/1/2038	475	512
[9]	Pearland TX GO	5.000%	9/1/2039	725	760
[2]	Pearland TX GO	5.250%	9/1/2039	1,020	1,083
[9]	Pearland TX GO	5.000%	9/1/2040	900	938
[2]	Pearland TX GO	5.250%	9/1/2040	1,070	1,135
[2]	Pearland TX GO	5.250%	9/1/2041	1,000	1,056
[9]	Pearland TX GO	5.250%	9/1/2041	800	847
[2]	Pearland TX GO	5.250%	9/1/2042	1,000	1,049
[9]	Pearland TX GO	5.250%	9/1/2042	1,050	1,103
[2]	Pearland TX GO	5.250%	9/1/2043	700	732
[9]	Pearland TX GO	5.250%	9/1/2043	1,480	1,547
[9]	Pearland TX GO	5.250%	9/1/2044	1,000	1,041
[9]	Pearland TX GO	5.250%	9/1/2045	770	798
	Pearland TX GO, Prere.	5.000%	3/1/2026	7,290	7,386
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2028	1,250	1,326
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2029	1,240	1,313
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2035	1,275	1,320
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2036	1,000	1,032
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2037	1,300	1,335
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2037	1,000	1,046
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2038	1,500	1,559
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2039	1,500	1,550
[19]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2040	1,100	1,131
[19]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/2043	4,500	4,123
[19]	Pecos Barstow Toyah Independent School District GO, Prere.	4.000%	2/15/2030	740	787
[19]	Pecos Barstow Toyah Independent School District GO, Prere.	4.000%	2/15/2030	960	1,021
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2034	13,000	14,673
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2036	10,000	11,227
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	10,740	12,025
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	21,945	24,444
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2039	18,875	20,885
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/2041	3,250	3,050
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2041	11,030	11,536
[19]	Pflugerville Independent School District GO	5.000%	2/15/2032	5,160	5,417
[19]	Pflugerville Independent School District GO	5.000%	2/15/2035	5,000	5,361
	Pflugerville Independent School District GO	5.000%	2/15/2035	1,500	1,626
	Pflugerville Independent School District GO	5.000%	2/15/2036	3,300	3,538
[19]	Pflugerville Independent School District GO	5.000%	2/15/2039	120	121
[19]	Pflugerville Independent School District GO, Prere.	5.000%	2/15/2026	2,885	2,921
	Pflugerville TX GO	4.000%	8/1/2038	1,770	1,720
	Pflugerville TX GO	4.000%	8/1/2039	1,930	1,853
	Pflugerville TX GO	5.000%	8/1/2040	1,300	1,350
	Pflugerville TX GO	5.000%	8/1/2040	3,445	3,578
	Pflugerville TX GO	4.000%	8/1/2041	890	820
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2032	234	241
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2032	258	266
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2035	318	322
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2035	412	418
[4]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/2042	716	692
[4]	Pilot Point TX Special Assessment Revenue	6.125%	9/15/2045	680	684
[4]	Pilot Point TX Special Assessment Revenue	6.125%	9/15/2045	1,000	1,007
[19]	Plano Independent School District GO	5.000%	2/15/2029	10,000	10,789
[19]	Plano Independent School District GO	5.000%	2/15/2031	11,680	12,915
[19]	Plano Independent School District GO	5.000%	2/15/2032	10,000	11,141
[19]	Plano Independent School District GO	5.000%	2/15/2041	2,280	2,384
	Plano Independent School District GO	5.000%	2/15/2043	10,190	10,436
	Plano TX GO	5.000%	9/1/2028	2,200	2,361

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plano TX GO	4.000%	9/1/2041	4,875	4,484
[19]	Port Arthur Independent School District GO	4.000%	2/15/2030	2,060	2,071
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2027	1,000	1,050
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2029	1,750	1,900
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2035	1,525	1,551
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2037	3,355	3,329
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2040	4,150	4,335
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2041	5,000	5,179
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2042	3,800	3,904
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2043	7,500	7,659
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2046	11,365	9,926
[19]	Port Neches-Groves TX Independent School District GO	2.000%	2/15/2039	2,305	1,627
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/2035	1,655	1,657
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/2036	1,280	1,316
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/2037	1,500	1,534
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/2038	1,200	1,221
[9,19]	Princeton Independent School District GO	5.000%	2/15/2037	650	701
[9,19]	Princeton Independent School District GO	5.000%	2/15/2038	955	1,019
[9,19]	Princeton Independent School District GO	5.000%	2/15/2039	800	846
[9,19]	Princeton Independent School District GO	5.000%	2/15/2040	930	976
[9,19]	Princeton Independent School District GO	5.000%	2/15/2041	1,250	1,300
[9,19]	Princeton Independent School District GO	5.000%	2/15/2044	1,240	1,262
[9,19]	Princeton Independent School District GO	5.000%	2/15/2045	1,365	1,383
[19]	Prosper Independent School District GO	5.000%	2/15/2037	2,270	2,335
[19]	Prosper Independent School District GO	3.000%	2/15/2038	4,605	3,928
[19]	Prosper Independent School District GO	3.000%	2/15/2041	4,635	3,684
[19]	Prosper Independent School District GO PUT	4.000%	8/15/2026	1,995	2,013
[19]	Rankin Independent School District GO	5.000%	2/15/2030	1,000	1,072
[19]	Rankin Independent School District GO	5.000%	2/15/2031	1,460	1,557
[19]	Rankin Independent School District GO	5.000%	2/15/2032	1,320	1,400
[19]	Rankin Independent School District GO	5.000%	2/15/2034	640	655
[19]	Red Oak Independent School District GO	5.000%	2/15/2039	2,365	2,490
[19]	Red Oak Independent School District GO	5.000%	2/15/2040	2,485	2,587
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2026	985	994
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2027	900	908
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2028	805	810
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2029	1,420	1,429
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	4.000%	6/1/2036	1,000	903
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2035	20,000	22,489
[19]	Richardson Independent School District GO	5.000%	2/15/2038	3,000	3,188
[19]	Richardson Independent School District GO	3.000%	2/15/2039	1,000	843
[19]	Richardson Independent School District GO	5.000%	2/15/2040	4,340	4,534
[19]	Richardson Independent School District GO	3.000%	2/15/2041	1,000	801
[19]	Richardson Independent School District GO	5.000%	2/15/2041	3,510	3,644
[19]	Richardson Independent School District GO	5.000%	2/15/2042	3,300	3,404
[19]	Rockwall Independent School District GO	5.000%	2/15/2038	1,450	1,536
	Round Rock Independent School District GO	3.000%	8/1/2034	2,010	1,846
[19]	Round Rock Independent School District GO	5.000%	8/1/2042	17,855	18,592
[19]	Round Rock Independent School District GO	5.000%	8/1/2043	8,000	8,265
[1]	Royse City TX GO	4.125%	8/15/2042	1,000	925
[19]	Royse City TX Independent School District GO	5.000%	2/15/2040	5,415	5,675
[19]	Royse City TX Independent School District GO	5.000%	2/15/2041	2,500	2,600
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2025	4,650	4,650
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2026	7,000	7,141
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2027	1,805	1,878
[9,19]	San Angelo Independent School District GO	5.000%	2/15/2042	5,250	5,450
[9,19]	San Angelo Independent School District GO	5.000%	2/15/2044	6,000	6,194
	San Antonio Housing Trust Public Facility Co.	4.550%	3/1/2043	4,560	4,363
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/2043	1,570	1,475
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.430%	4/1/2043	2,335	2,187
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2033	2,110	1,977
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2035	2,425	2,181
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2036	2,580	2,281
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2037	720	626
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2038	2,805	2,378
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2039	2,985	2,492
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2040	3,125	2,541
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2041	3,295	2,624
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2033	20,000	21,954
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2034	17,500	19,023

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2035	21,625	23,285
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2036	35,700	38,097
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2037	36,485	38,593
[2]	San Antonio River Authority Wastewater System Sewer Revenue	3.000%	1/1/2046	1,245	899
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	11,870	12,316
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	14,645	15,518
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2029	4,615	4,644
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2029	5,695	5,955
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	1,620	1,772
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2031	1,120	1,114
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2031	32,480	32,288
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	2,165	2,390
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	4,460	4,543
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	4,185	4,645
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2033	5,000	5,022
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2034	10,500	10,530
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	16,005	16,928
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	5,850	5,964
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	18,405	19,337
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	1,265	1,404
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	4,000	4,059
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	1,760	1,836
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2037	15,845	16,416
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2037	2,720	2,753
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2039	4,250	4,116
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	7,000	7,382
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	5,000	5,273
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	2,470	2,509
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,500	3,635
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,500	3,635
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	1,750	1,818
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	6,730	7,002
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,910	4,068
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2041	5,000	4,629
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	3,000	3,087
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	1,750	1,801
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	6,000	6,183
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	1,705	1,757
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	5,000	5,111
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	3,000	3,067
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	14,120	14,447
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	4,000	4,093
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2043	2,695	2,419
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2043	10,000	9,028
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	7,500	7,634
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	3,000	3,053
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	15,310	15,595
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	4,000	4,074
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2043	6,230	6,477
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	6,730	6,828
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	2,720	2,760
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	9,000	9,137
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	3,000	3,046
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2044	4,000	4,145
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2046	7,000	6,963
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/2025	6,080	6,045
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	5,700	5,526
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	10,240	10,235
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	9,015	8,659
	San Antonio TX GO	5.000%	2/1/2032	1,500	1,676
	San Antonio TX GO	5.000%	2/1/2032	1,750	1,956
	San Antonio TX GO	5.000%	2/1/2033	1,500	1,686
	San Antonio TX GO	5.000%	2/1/2033	2,500	2,809
	San Antonio TX GO	4.000%	8/1/2035	7,000	7,045
	San Antonio TX GO	4.000%	8/1/2035	2,355	2,399
	San Antonio TX GO	3.000%	8/1/2038	2,625	2,188
	San Antonio TX GO	5.000%	2/1/2039	2,125	2,273
	San Antonio TX GO	3.000%	8/1/2039	2,705	2,201
	San Antonio TX GO	5.000%	2/1/2040	2,250	2,374
	San Antonio TX GO	5.000%	2/1/2041	3,000	3,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX GO	5.000%	2/1/2042	5,000	5,188
	San Antonio TX GO	5.000%	2/1/2043	7,075	7,297
	San Antonio TX GO	5.000%	2/1/2044	6,710	6,891
[4]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Housing Revenue TOB VRDO	3.050%	8/1/2025	18,000	18,000
[19]	San Antonio TX Independent School District GO	5.000%	8/15/2028	1,720	1,726
[9,19]	San Antonio TX Independent School District GO	5.000%	8/15/2032	3,000	3,360
[9,19]	San Antonio TX Independent School District GO	5.000%	8/15/2033	2,605	2,927
[9,19]	San Antonio TX Independent School District GO	5.000%	8/15/2034	2,600	2,923
[19]	San Antonio TX Independent School District GO	5.000%	8/15/2035	3,000	3,010
[9,19]	San Antonio TX Independent School District GO	5.000%	8/15/2035	3,300	3,692
[19]	San Antonio TX Independent School District GO	5.000%	8/15/2036	3,000	3,010
[9,19]	San Antonio TX Independent School District GO	5.000%	8/15/2036	6,685	7,373
[9,19]	San Antonio TX Independent School District GO	5.000%	8/15/2037	6,650	7,237
[19]	San Antonio TX Independent School District GO	3.000%	8/15/2038	1,170	989
[19]	San Antonio TX Independent School District GO	5.000%	8/15/2038	2,820	2,829
[9,19]	San Antonio TX Independent School District GO	5.000%	8/15/2038	5,655	6,084
[9,19]	San Antonio TX Independent School District GO	5.000%	8/15/2041	2,400	2,525
[9,19]	San Antonio TX Independent School District GO	5.000%	8/15/2042	1,265	1,320
[9,19]	San Antonio TX Independent School District GO	5.000%	8/15/2043	1,425	1,472
	San Antonio Water System Water Revenue	5.000%	5/15/2032	1,115	1,150
	San Antonio Water System Water Revenue	5.000%	5/15/2033	6,230	6,366
	San Antonio Water System Water Revenue	5.000%	5/15/2033	1,750	1,972
	San Antonio Water System Water Revenue	5.000%	5/15/2034	12,930	13,189
	San Antonio Water System Water Revenue	5.000%	5/15/2034	1,750	1,978
	San Antonio Water System Water Revenue	5.000%	5/15/2035	6,500	6,619
	San Antonio Water System Water Revenue	5.000%	5/15/2035	2,670	2,766
	San Antonio Water System Water Revenue	5.000%	5/15/2035	2,185	2,446
	San Antonio Water System Water Revenue	5.000%	5/15/2036	4,370	4,506
	San Antonio Water System Water Revenue	5.000%	5/15/2036	1,750	1,943
	San Antonio Water System Water Revenue	5.000%	5/15/2037	5,085	5,219
	San Antonio Water System Water Revenue	5.000%	5/15/2037	9,460	10,381
	San Antonio Water System Water Revenue	4.000%	5/15/2038	3,500	3,400
	San Antonio Water System Water Revenue	5.000%	5/15/2038	5,500	5,617
	San Antonio Water System Water Revenue	5.000%	5/15/2038	1,125	1,166
	San Antonio Water System Water Revenue	4.000%	5/15/2040	6,715	6,258
	San Antonio Water System Water Revenue	4.000%	5/15/2040	2,435	2,310
	San Antonio Water System Water Revenue	4.000%	5/15/2042	8,750	7,887
	San Antonio Water System Water Revenue	5.000%	5/15/2043	9,725	9,763
	San Antonio Water System Water Revenue	5.000%	5/15/2044	3,800	3,885
	San Antonio Water System Water Revenue	5.000%	5/15/2045	5,750	5,853
	San Antonio Water System Water Revenue PUT	1.000%	11/1/2026	8,335	8,085
[19]	San Augustine Independent School District GO	5.000%	2/15/2026	1,360	1,378
	San Jacinto Community College District GO	4.000%	2/15/2035	750	759
	San Jacinto Community College District GO	4.000%	2/15/2036	700	702
[19]	San Marcos Consolidated Independent School District GO	5.000%	8/15/2041	5,445	5,651
[19]	San Marcos Consolidated Independent School District GO	5.000%	8/15/2043	7,725	7,922
	San Marcos TX GO	4.000%	8/15/2036	1,280	1,286
	San Marcos TX GO	4.000%	8/15/2044	1,050	922
[19]	Sanger Independent School District GO	4.000%	8/15/2038	1,470	1,456
[19]	Sanger Independent School District GO	4.000%	8/15/2039	1,630	1,591
[19]	Sanger Independent School District GO	4.000%	8/15/2040	3,595	3,465
[19]	Sanger Independent School District GO	4.000%	8/15/2041	4,820	4,586
[19]	Sanger Independent School District GO	4.000%	8/15/2042	3,525	3,270
[19]	Sheldon Independent School District GO	5.000%	2/15/2045	3,480	3,548
	Sherman TX GO	5.000%	8/15/2048	3,395	3,415
[19]	Sherman TX Independent School District GO	5.000%	2/15/2039	1,000	1,023
[19]	Sherman TX Independent School District GO	5.000%	2/15/2040	4,000	4,174
[19]	Sherman TX Independent School District GO	5.000%	2/15/2041	5,215	5,416
[19]	Sherman TX Independent School District GO	5.000%	2/15/2043	5,245	5,373
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2037	400	434
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2038	515	553
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2039	700	745
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2040	2,750	2,897
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2041	865	904
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2042	1,000	1,038
[19]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2043	1,235	1,273
	Smith County TX GO	4.000%	8/15/2037	5,460	5,391
	Smith County TX GO	5.000%	8/15/2043	7,000	7,117
[19]	Socorro Independent School District GO	4.000%	8/15/2031	9,000	9,131
[19]	Socorro Independent School District GO	5.000%	8/15/2034	4,605	4,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Socorro Independent School District GO	5.000%	8/15/2035	4,435	4,600
[19]	Socorro Independent School District GO	5.000%	8/15/2036	4,305	4,444
[19]	Socorro Independent School District GO	5.000%	8/15/2039	9,585	9,777
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2028	745	778
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2029	1,615	1,679
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2032	1,375	1,541
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2034	1,825	2,032
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	4.000%	10/1/2035	2,200	2,180
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	4.000%	10/1/2036	2,710	2,646
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2037	1,000	1,070
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2028	560	597
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	200	217
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2030	500	548
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2031	425	439
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2033	450	455
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2034	225	226
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2035	225	224
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2036	350	346
[19]	Southwest Independent School District GO	5.000%	2/1/2035	1,000	1,098
[19]	Southwest Independent School District GO	5.000%	2/1/2036	600	654
[19]	Southwest Independent School District GO	3.000%	2/1/2037	3,000	2,598
[19]	Southwest Independent School District GO	5.000%	2/1/2037	1,035	1,111
[19]	Southwest Independent School District GO	3.000%	2/1/2038	4,000	3,388
[19]	Southwest Independent School District GO	5.000%	2/1/2038	875	932
[19]	Southwest Independent School District GO	3.000%	2/1/2039	3,000	2,484
[19]	Southwest Independent School District GO	5.000%	2/1/2039	1,615	1,707
[19]	Southwest Independent School District GO	5.000%	2/1/2040	2,000	2,096
[19]	Southwest Independent School District GO	5.000%	2/1/2041	2,250	2,342
[19]	Southwest Independent School District GO	4.000%	2/1/2043	1,400	1,294
[19]	Spring Branch Independent School District GO	5.000%	2/1/2028	4,310	4,566
[9,19]	Spring Branch Independent School District GO	5.000%	2/1/2038	1,500	1,610
[9,19]	Spring Branch Independent School District GO	5.000%	2/1/2039	2,000	2,125
[19]	Spring Branch Independent School District GO	4.000%	2/1/2040	4,845	4,718
[9,19]	Spring Branch Independent School District GO	5.000%	2/1/2040	2,000	2,106
[9,19]	Spring Branch Independent School District GO	5.000%	2/1/2041	2,000	2,090
[19]	Spring Branch Independent School District GO	4.000%	2/1/2042	3,565	3,380
[9,19]	Spring Branch Independent School District GO	5.000%	2/1/2042	1,725	1,788
[19]	Spring Branch Independent School District GO	4.000%	2/1/2044	4,015	3,677
[19]	Spring Branch Independent School District GO	4.000%	2/1/2045	6,160	5,549
[19]	Spring Independent School District GO	5.000%	8/15/2029	4,315	4,319
[19]	Spring Independent School District GO	5.000%	8/15/2033	8,565	8,725
[19]	Spring Independent School District GO	5.000%	8/15/2034	8,995	9,149
[19]	Spring Independent School District GO	5.000%	8/15/2035	6,000	6,093
[19]	Spring Independent School District GO	5.000%	8/15/2036	6,915	7,012
[19]	Spring Independent School District GO	5.000%	8/15/2037	5,000	5,060
	Spring Independent School District GO	4.000%	8/15/2039	10,500	10,202
	Spring Independent School District GO	4.000%	8/15/2040	5,920	5,659
	Stephen F Austin State University College & University Revenue	5.000%	10/15/2025	620	623
	Stephen F Austin State University College & University Revenue	5.000%	10/15/2042	5,950	6,008
	Sugar Land TX GO	4.000%	2/15/2032	1,500	1,516
	Sugar Land TX GO	4.000%	2/15/2034	1,000	1,006
	Sugar Land TX GO	4.000%	2/15/2035	1,315	1,320
	Tarrant County College District GO	5.000%	8/15/2028	1,435	1,534
	Tarrant County College District GO	5.000%	8/15/2029	3,075	3,344
	Tarrant County College District GO	4.000%	8/15/2041	2,000	1,865
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	855	872
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,420	3,554
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	1,039
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,870	4,093
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,100	1,164
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,945	2,088
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,495	2,704
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,685	1,836

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	30,000	32,622
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	1,000	1,004
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	800	797
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	2,000	2,056
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2042	7,500	6,814
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	8,500	8,750
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	2,600	2,652
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	2,980	3,015
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	3,000	3,014
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/2027	1,305	1,294
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2030	3,055	3,099
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2031	1,565	1,586
[9]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	23,610	25,467
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	15,720	16,998
[9]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	22,260	24,381
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.970%	8/1/2025	8,450	8,450
	Tarrant County Hospital District GO	5.000%	8/15/2025	425	425
	Tarrant County Hospital District GO	5.000%	8/15/2026	1,000	1,025
	Tarrant County Hospital District GO	5.250%	8/15/2036	1,000	1,084
	Tarrant County Hospital District GO	5.250%	8/15/2037	1,000	1,074
	Tarrant County Hospital District GO	5.250%	8/15/2038	1,500	1,595
	Tarrant County Hospital District GO	5.250%	8/15/2039	1,820	1,923
	Tarrant County Hospital District GO	4.000%	8/15/2043	9,000	8,171
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	330	344
	Tarrant County Housing Finance Corp. Multifamily Tax-Exempt Mortgage-Backed Securities	4.600%	3/1/2043	2,500	2,405
	Tarrant County TX GO	5.000%	7/15/2032	500	555
	Tarrant County TX GO	4.000%	7/15/2040	5,340	5,031
	Tarrant County TX GO	4.000%	7/15/2041	2,055	1,901
	Tarrant County TX GO	4.000%	7/15/2042	6,110	5,555
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City of Dallas Project)	5.000%	9/1/2039	9,690	10,371
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City of Dallas Project)	5.000%	9/1/2040	7,485	7,927
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City of Dallas Project)	5.000%	9/1/2041	13,220	13,865
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City of Dallas Project)	5.000%	9/1/2042	13,880	14,454
	Tarrant Regional Water District Intergovernmental Agreement Revenue (City Of Dallas Project)	4.125%	9/1/2046	6,975	6,163
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2033	18,745	21,070
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2034	4,400	4,949
[19]	Taylor County Wylie Independent School District GO	5.000%	2/15/2038	1,000	1,064
[19]	Taylor County Wylie Independent School District GO	5.000%	2/15/2039	1,430	1,506
[19]	Taylor County Wylie Independent School District GO	5.000%	2/15/2040	5,750	5,981
[19]	Taylor County Wylie Independent School District GO	5.000%	2/15/2041	1,775	1,832
[19]	Taylor County Wylie Independent School District GO	5.000%	2/15/2042	3,315	3,395
[19]	Taylor County Wylie Independent School District GO	5.000%	2/15/2043	1,000	1,018
[19]	Taylor County Wylie Independent School District GO	5.000%	2/15/2044	2,145	2,174
	Taylor TX GO	4.000%	8/15/2044	1,775	1,580
[19]	Taylor TX Independent School District GO	4.000%	2/15/2040	1,550	1,497
	Temple TX GO	4.000%	8/1/2040	1,865	1,738
	Temple TX GO	4.000%	8/1/2041	4,435	4,081
	Temple TX GO	4.000%	8/1/2041	1,905	1,756
	Temple TX GO	4.000%	8/1/2042	1,575	1,436
	Temple TX GO	4.000%	8/1/2043	5,425	4,871
[19]	Temple TX Independent School District GO	4.000%	2/1/2040	1,500	1,458
[19]	Temple TX Independent School District GO	4.000%	2/1/2041	2,635	2,534
	Texas A&M University College & University Revenue	3.000%	5/15/2038	1,655	1,415
[1]	Texas City TX GO	5.000%	2/15/2035	1,580	1,755
[1]	Texas City TX GO	5.000%	2/15/2036	3,605	3,962
[1]	Texas City TX GO	5.000%	2/15/2037	3,790	4,121
[1]	Texas City TX GO	5.000%	2/15/2038	3,985	4,286
[1]	Texas City TX GO	5.000%	2/15/2039	4,190	4,461
[1]	Texas City TX GO	5.000%	2/15/2040	4,405	4,618
[19]	Texas City TX Independent School District GO	4.000%	8/15/2033	1,420	1,437
[19]	Texas City TX Independent School District GO	4.000%	8/15/2040	1,250	1,198
[19]	Texas City TX Independent School District GO	4.000%	8/15/2041	1,610	1,514
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.400%	7/1/2037	1,465	1,466
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.650%	9/1/2042	3,085	3,048
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.000%	3/1/2052	9,215	9,023
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/2052	7,110	7,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/2052	8,250	8,781
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/2053	6,220	6,711
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/2053	20,190	21,636
	Texas GO	5.000%	10/1/2030	28,615	30,015
	Texas GO	5.000%	10/1/2032	12,225	12,748
	Texas GO	5.000%	10/1/2032	15,890	17,895
	Texas GO	4.000%	10/1/2033	3,500	3,535
	Texas GO	5.000%	10/1/2033	7,560	7,860
	Texas GO	5.000%	4/1/2034	4,010	4,051
	Texas GO	5.000%	10/1/2034	11,795	12,229
	Texas GO	5.000%	8/1/2035	1,000	1,083
	Texas GO	5.000%	4/1/2036	13,000	13,109
	Texas GO	5.000%	4/1/2036	19,300	19,461
	Texas GO	5.000%	8/1/2036	1,585	1,702
	Texas GO	5.000%	10/1/2036	22,720	22,757
	Texas GO	5.000%	10/1/2036	2,375	2,448
	Texas GO	5.000%	4/1/2037	8,000	8,060
	Texas GO	5.000%	8/1/2037	1,000	1,065
	Texas GO	5.000%	4/1/2039	10,450	10,510
	Texas GO	5.000%	10/1/2039	6,750	7,234
	Texas GO	5.000%	8/1/2041	1,000	1,043
	Texas GO	5.000%	8/1/2042	1,025	1,060
	Texas GO	5.000%	10/1/2042	5,460	5,703
	Texas GO	5.000%	8/1/2043	1,105	1,139
	Texas GO	5.000%	10/1/2044	5,250	5,418
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	9,670	9,917
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2025	1,000	1,006
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	2,295	2,344
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	5,920	6,138
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	25,175	26,383
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	40,880	43,166
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	15,215	16,124
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	3,000	3,183
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	33,630	35,657
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/2033	4,470	4,911
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	169,505	180,389
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	70,025	76,040
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/2034	93,580	98,488
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2030	1,215	1,207
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2036	1,000	883
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2030	6,705	6,846
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2031	11,050	11,208
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2031	8,925	9,023
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	2,855	3,027
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2032	7,055	7,113
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2032	6,500	6,531
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	10,580	10,592
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2033	12,000	11,963
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2034	15,000	14,879
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2034	9,550	9,382
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2035	10,175	9,933
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2035	7,660	7,426
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2036	10,680	10,279
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2036	10,385	9,911
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2037	7,075	6,698
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2037	6,445	6,055
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2038	7,250	6,749
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2038	6,675	6,162
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2039	11,240	10,287
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2039	10,760	9,763
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2040	5,875	5,278
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2030	2,000	2,133
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2034	4,225	4,407
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2035	2,500	2,593
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	3,175	3,275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2037	5,000	4,724
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	3,555	3,302
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	14,160	12,931
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2030	1,900	2,019
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2036	750	796
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2039	600	619
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2040	600	615
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2041	500	509
	Texas Public Finance Authority Lease (Appropriation) Revenue	5.000%	2/1/2040	6,050	6,326
	Texas Public Finance Authority Lease (Appropriation) Revenue	5.000%	2/1/2041	6,050	6,272
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/2027	2,350	2,436
	Texas State University System College & University Revenue	5.000%	3/15/2030	2,855	2,951
	Texas State University System College & University Revenue	5.000%	3/15/2033	1,515	1,555
	Texas State University System College & University Revenue	5.000%	3/15/2034	2,370	2,428
	Texas State University System College & University Revenue	4.000%	3/15/2035	2,000	2,000
	Texas State University System College & University Revenue	5.000%	3/15/2035	1,710	1,747
	Texas State University System College & University Revenue	5.000%	3/15/2036	1,500	1,528
	Texas State University System College & University Revenue	3.000%	3/15/2037	2,955	2,548
	Texas State University System College & University Revenue	3.000%	3/15/2039	7,685	6,328
	Texas State University System College & University Revenue	5.000%	3/15/2039	13,070	13,849
	Texas State University System College & University Revenue	5.000%	3/15/2040	3,000	3,152
	Texas State University System College & University Revenue	5.000%	3/15/2041	3,500	3,647
	Texas State University System College & University Revenue	5.000%	3/15/2042	3,500	3,614
	Texas State University System College & University Revenue	5.000%	3/15/2043	8,915	9,143
	Texas State University System College & University Revenue	5.000%	3/15/2044	4,000	4,079
	Texas Tech University System College & University Revenue	5.000%	2/15/2036	7,000	7,619
	Texas Tech University System College & University Revenue	5.000%	2/15/2039	1,375	1,453
	Texas Tech University System College & University Revenue	5.000%	2/15/2040	4,460	4,680
	Texas Tech University System College & University Revenue	5.000%	2/15/2042	2,365	2,474
	Texas Transportation Commission GO	5.000%	4/1/2029	8,570	9,305
	Texas Transportation Commission GO	5.000%	4/1/2040	3,870	4,086
	Texas Transportation Commission GO	5.000%	4/1/2041	8,100	8,487
	Texas Transportation Commission GO	5.000%	4/1/2042	9,640	10,037
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	32,910	32,216
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2040	420	200
	Texas Water Development Board Water Revenue	5.000%	4/15/2026	1,130	1,150
	Texas Water Development Board Water Revenue	5.000%	10/15/2026	10,000	10,308
	Texas Water Development Board Water Revenue	5.000%	8/1/2028	4,115	4,303
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	1,505	1,675
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	2,675	2,990
	Texas Water Development Board Water Revenue	5.000%	4/15/2032	4,250	4,767
	Texas Water Development Board Water Revenue	5.000%	4/15/2033	7,185	8,100
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	5,130	5,192
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	10,000	10,020
	Texas Water Development Board Water Revenue	5.000%	10/15/2033	9,805	11,072
	Texas Water Development Board Water Revenue	5.000%	4/15/2034	3,990	4,502
	Texas Water Development Board Water Revenue	5.000%	8/1/2034	3,440	3,533
	Texas Water Development Board Water Revenue	3.000%	10/15/2034	4,580	4,260
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	5,910	5,936
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	16,495	16,658
	Texas Water Development Board Water Revenue	5.000%	10/15/2034	5,000	5,097
	Texas Water Development Board Water Revenue	5.000%	10/15/2034	7,500	8,466
	Texas Water Development Board Water Revenue	5.000%	4/15/2035	5,000	5,590
	Texas Water Development Board Water Revenue	3.000%	10/15/2035	6,995	6,373
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	3,000	3,002
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	35,525	35,721
	Texas Water Development Board Water Revenue	5.000%	10/15/2035	5,455	6,067
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	4,750	4,756
	Texas Water Development Board Water Revenue	5.000%	8/1/2037	2,000	2,036
	Texas Water Development Board Water Revenue	3.000%	10/15/2037	5,000	4,347
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	2,000	1,983
	Texas Water Development Board Water Revenue	4.500%	10/15/2037	4,000	4,120
	Texas Water Development Board Water Revenue	4.000%	4/15/2038	1,245	1,231
	Texas Water Development Board Water Revenue	5.000%	8/1/2038	5,860	6,184
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	6,405	6,569
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	5,000	4,141
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	1,340	1,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	4.600%	10/15/2039	20,900	21,270
	Texas Water Development Board Water Revenue	5.000%	10/15/2039	5,090	5,422
	Texas Water Development Board Water Revenue	3.000%	10/15/2040	2,480	2,032
	Texas Water Development Board Water Revenue	4.650%	10/15/2040	18,890	19,175
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	1,000	1,058
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	5,345	5,414
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	20,400	20,692
	Texas Water Development Board Water Revenue	4.750%	10/15/2042	10,870	10,959
	Texas Water Development Board Water Revenue	4.000%	10/15/2044	14,605	12,762
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	2,365	2,416
[19]	Tomball Independent School District GO	4.000%	2/15/2028	1,000	1,005
[19]	Tomball Independent School District GO	5.000%	2/15/2034	1,500	1,561
[19]	Tomball Independent School District GO	5.000%	2/15/2036	1,000	1,033
[19]	Tomball Independent School District GO	3.950%	2/15/2039	3,625	3,482
[19]	Tomball Independent School District GO	3.875%	2/15/2043	4,190	3,720
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	9,300	9,348
	Travis County TX GO	5.000%	3/1/2036	1,500	1,651
	Travis County TX GO	5.000%	3/1/2037	8,930	9,274
	Travis County TX GO	5.000%	3/1/2039	6,000	6,177
	Travis County TX GO	4.000%	3/1/2041	5,000	4,725
	Travis County TX GO	4.000%	3/1/2041	3,060	2,892
	Travis County TX GO	4.000%	3/1/2041	1,885	1,781
	Travis County TX GO	4.000%	3/1/2042	4,285	3,975
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2033	4,085	4,281
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2034	3,525	3,677
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2035	4,500	4,672
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2036	3,950	4,084
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2037	4,000	4,117
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2041	1,945	2,046
	Trinity River Authority Denton Creek Wastewater Treatment System Sewer Revenue	5.000%	2/1/2029	1,000	1,077
	Trinity River Authority Denton Creek Wastewater Treatment System Sewer Revenue	5.000%	2/1/2030	1,000	1,092
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2036	700	755
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2038	635	673
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2039	775	815
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2040	775	806
	Trinity River Authority Water Revenue (Tarrant County Water Project)	4.000%	2/1/2041	1,000	916
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2042	675	693
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2040	2,035	2,113
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2041	2,135	2,200
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2043	2,355	2,396
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2045	2,600	2,625
	University of Houston College & University Revenue	4.000%	2/15/2029	4,340	4,343
	University of Houston College & University Revenue	3.000%	2/15/2031	9,150	9,057
	University of Houston College & University Revenue	4.000%	2/15/2031	4,865	4,867
	University of Houston College & University Revenue	3.000%	2/15/2032	11,375	11,043
	University of Houston College & University Revenue	4.000%	2/15/2032	6,000	6,025
	University of Houston College & University Revenue	5.000%	2/15/2032	1,935	2,156
	University of Houston College & University Revenue	3.000%	2/15/2033	10,290	9,822
	University of Houston College & University Revenue	3.000%	2/15/2035	10,920	10,062
	University of Houston College & University Revenue	4.000%	2/15/2035	14,430	14,431
	University of Houston College & University Revenue	5.000%	2/15/2037	15,015	15,144
	University of North Texas System College & University Revenue	5.000%	4/15/2031	810	899
	University of North Texas System College & University Revenue	5.000%	4/15/2032	985	1,102
	University of North Texas System College & University Revenue	5.000%	4/15/2033	1,000	1,028
	University of North Texas System College & University Revenue	5.000%	4/15/2033	1,345	1,509
	University of North Texas System College & University Revenue	4.000%	4/15/2034	2,400	2,418
	University of North Texas System College & University Revenue	5.000%	4/15/2034	1,125	1,152
	University of North Texas System College & University Revenue	5.000%	4/15/2034	1,875	2,100
	University of North Texas System College & University Revenue	4.000%	4/15/2035	2,670	2,679
	University of North Texas System College & University Revenue	5.000%	4/15/2035	1,665	1,700
	University of North Texas System College & University Revenue	5.000%	4/15/2035	1,625	1,817
	University of North Texas System College & University Revenue	5.000%	4/15/2036	2,000	2,070
	University of North Texas System College & University Revenue	5.000%	4/15/2036	2,125	2,349
	University of North Texas System College & University Revenue	5.000%	4/15/2037	1,800	1,855
	University of North Texas System College & University Revenue	5.000%	4/15/2037	2,120	2,315
	University of North Texas System College & University Revenue	5.000%	4/15/2038	2,100	2,154
	University of North Texas System College & University Revenue	5.000%	4/15/2039	1,000	1,021
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2033	685	769
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2034	400	451
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2035	590	658

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2040	1,000	1,054
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2041	700	731
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2042	1,100	1,141
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2043	1,250	1,290
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2044	1,500	1,543
	Victoria TX Utility System Water Revenue	4.000%	12/1/2042	2,000	1,860
[19]	Vidor Independent School District GO	5.000%	2/15/2041	1,225	1,266
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2037	1,175	1,168
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2039	1,250	1,198
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2040	1,150	1,080
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2041	1,000	924
[19]	Waco Independent School District GO	3.000%	8/15/2040	3,500	2,836
[19]	Waco Independent School District GO	4.000%	8/15/2043	1,000	919
	Waco TX GO	5.000%	2/1/2032	1,225	1,360
	Waco TX GO	5.000%	2/1/2033	1,660	1,851
	Waco TX GO	5.000%	2/1/2034	1,000	1,118
	Waco TX GO	5.000%	2/1/2034	1,000	1,118
	Waco TX GO	4.000%	2/1/2042	8,595	7,859
	Waco TX GO	4.000%	2/1/2043	8,935	8,070
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2028	1,000	1,059
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2029	1,250	1,348
[19]	Waller Consolidated Independent School District GO	5.000%	2/15/2042	4,355	4,466
[19]	Waller Consolidated Independent School District GO	5.000%	2/15/2043	6,090	6,215
	Waller County TX GO	3.000%	2/15/2038	5,385	4,716
	Waller County TX GO	3.000%	2/15/2039	5,550	4,725
	Waller County TX GO	3.000%	2/15/2040	5,720	4,770
	Waller County TX GO	3.000%	2/15/2041	5,890	4,780
	Waller County TX GO	3.000%	2/15/2042	6,070	4,819
[19]	Waxahachie Independent School District GO	5.000%	2/15/2039	1,395	1,485
[19]	Waxahachie Independent School District GO	5.000%	2/15/2040	2,900	3,055
[19]	Waxahachie Independent School District GO	5.000%	2/15/2041	3,525	3,686
[19]	Waxahachie Independent School District GO	5.000%	2/15/2041	1,990	2,083
[19]	Waxahachie Independent School District GO	5.000%	2/15/2042	5,800	6,018
[19]	Waxahachie Independent School District GO	5.000%	2/15/2042	1,250	1,297
[19]	Waxahachie Independent School District GO	4.000%	2/15/2043	4,240	3,898
[19]	Waxahachie Independent School District GO	5.000%	2/15/2043	1,570	1,619
[19]	Waxahachie Independent School District GO	5.000%	2/15/2044	1,180	1,210
[19]	Weslaco Independent School District GO	5.000%	2/15/2040	1,750	1,847
[19]	Weslaco Independent School District GO	5.000%	2/15/2042	1,000	1,037
[19]	Weslaco Independent School District GO	5.000%	2/15/2043	1,250	1,295
[19]	Weslaco Independent School District GO	5.000%	2/15/2044	1,250	1,288
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2037	1,455	1,396
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2038	2,150	2,039
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2039	1,555	1,447
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2040	1,660	1,528
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2045	1,120	965
	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2045	5,460	4,662
[2]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/2026	1,140	1,166
[2]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/2028	2,440	2,548
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2033	1,275	1,282
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2034	1,495	1,499
[19]	Whitehouse Independent School District GO	5.000%	2/15/2042	13,750	13,823
[19]	Wichita Falls Independent School District GO	3.000%	2/1/2037	3,000	2,598
	Williamson County TX GO	5.000%	2/15/2027	21,055	21,873
	Williamson County TX GO	5.000%	2/15/2028	10,130	10,748
	Williamson County TX GO	5.000%	2/15/2030	22,000	24,119
	Williamson County TX GO	5.000%	2/15/2032	2,200	2,449
	Williamson County TX GO	5.000%	2/15/2032	6,510	7,248
	Williamson County TX GO	5.000%	2/15/2034	2,250	2,523
	Williamson County TX GO	5.000%	2/15/2034	5,170	5,798
	Williamson County TX GO	5.000%	2/15/2035	2,175	2,440
	Williamson County TX GO	5.000%	2/15/2036	2,260	2,508
	Williamson County TX GO	5.000%	2/15/2037	2,425	2,657
	Williamson County TX GO	5.000%	2/15/2038	7,710	8,337
	Williamson County TX GO	5.000%	2/15/2040	8,375	8,868
	Williamson County TX GO	5.000%	2/15/2041	4,530	4,761
	Williamson County TX GO	5.000%	2/15/2042	3,000	3,131
	Williamson County TX GO	4.000%	2/15/2043	3,000	2,672
[19]	Wylie Independent School District GO	5.000%	8/15/2033	2,195	2,341
[19]	Wylie Independent School District GO	5.000%	8/15/2034	1,700	1,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[19]	Ysleta Independent School District GO	5.000%	8/15/2034	1,750	1,780
[19]	Ysleta Independent School District GO	5.000%	8/15/2035	2,080	2,112
[19]	Ysleta Independent School District GO	5.000%	8/15/2037	2,350	2,378
					10,097,568
Utah (0.6%)
	Cache County School District GO	4.000%	6/15/2039	4,580	4,479
	Cache County School District GO	4.000%	6/15/2041	5,050	4,764
	Cache County School District GO	4.000%	6/15/2042	5,250	4,848
	Cache County School District GO	4.000%	6/15/2043	1,715	1,556
	Cache County School District GO	4.000%	6/15/2044	1,560	1,391
	Canyons School District (Utah School Board Guaranty Program) GO	3.100%	6/15/2037	2,715	2,401
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/2035	3,000	3,002
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/2037	2,600	2,555
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2033	1,000	1,101
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2034	1,000	1,101
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2035	1,150	1,259
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2037	1,000	1,091
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2038	1,800	1,944
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2039	1,605	1,714
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2040	1,180	1,243
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2042	1,000	1,054
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2043	1,000	1,047
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2044	1,400	1,457
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2033	2,200	2,449
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2034	1,750	1,948
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2035	1,650	1,832
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2040	2,335	2,461
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2041	1,310	1,393
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2043	1,770	1,853
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2044	2,590	2,696
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2045	2,940	3,043
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/2036	1,150	1,189
	Duchesne County School District Lease (Appropriation) Revenue	4.000%	6/1/2038	2,000	1,930
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/2039	4,000	4,086
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/2040	3,645	3,712
	Duchesne County School District Lease (Appropriation) Revenue	4.125%	6/1/2041	1,650	1,532
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2028	2,065	2,194
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	1,665	1,797
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	2,815	3,102
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	1,500	1,662
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2033	1,750	1,939
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	3,415	3,649
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	1,315	1,432
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2035	3,735	3,959
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/2036	7,690	7,565
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	9,145	9,537
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	2,880	3,023
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	5,000	5,175
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	3,405	3,544
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	3,680	3,807
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	13,500	13,830
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	20,270	20,849
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	15,000	15,276
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	12,500	12,749
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	2,150	2,201
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	1,735	1,758
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	5,825	5,901
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	2,250	2,286
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2043	2,675	2,698
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	1,000	1,003
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	3,250	3,258
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	1,925	1,950
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2033	1,005	1,015
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2034	1,000	1,007
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2035	1,350	1,355
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2037	1,440	1,414
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/2043	820	839
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/2044	1,000	1,019
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/2045	1,815	1,844

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.500%	8/1/2040	2,500	2,359
[4]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.500%	6/15/2039	1,750	1,740
	Nebo School District GO	5.000%	7/1/2027	11,075	11,607
	Nebo School District GO	5.000%	7/1/2028	6,000	6,430
	Ogden City Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2043	1,000	1,027
	Ogden City Redevelopment Agency Sales Tax Revenue	5.000%	1/15/2048	4,200	4,208
	Park City School District Local Building Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	4,210	3,825
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	3.000%	3/15/2037	6,045	5,386
	Salt Lake City Corp. GO	3.000%	6/15/2040	1,150	966
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2029	1,095	1,127
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2032	1,080	1,109
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2034	1,000	1,025
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2035	1,085	1,111
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2036	1,250	1,278
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2037	1,160	1,185
	Salt Lake City School District GO	5.000%	3/1/2030	4,780	5,283
	Salt Lake City School District GO	5.000%	3/1/2031	5,535	6,192
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	1,810	1,859
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	1,725	1,766
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2036	1,300	1,320
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	1,610	1,630
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2035	1,050	1,105
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2036	1,920	2,010
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2037	1,665	1,734
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2042	1,370	1,246
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2043	1,425	1,280
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2044	1,480	1,316
	Summit County UT Sales Tax Revenue	2.000%	12/15/2039	1,605	1,136
	University of Utah College & University Revenue	5.000%	8/1/2027	360	378
	University of Utah College & University Revenue	4.000%	8/1/2038	3,895	3,797
	University of Utah College & University Revenue	5.000%	8/1/2039	1,500	1,577
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/2039	700	709
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	2,000	2,070
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	1,400	1,443
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	1,265	1,299
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	2,750	2,429
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2031	1,025	1,112
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2032	1,335	1,442
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2033	1,130	1,211
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2034	1,115	1,188
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,405	1,545
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	2,810	3,097
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	7,205	8,050
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	11,295	12,838
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	21,555	24,624
	Utah State Building Ownership Authority Lease (Appropriation) Revenue	5.000%	5/15/2036	2,735	2,964
	Utah State University College & University Revenue	3.000%	12/1/2033	1,965	1,852
	Utah State University College & University Revenue	3.000%	12/1/2034	2,025	1,879
	Utah State University College & University Revenue	3.000%	12/1/2035	2,085	1,879
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2034	1,000	1,109
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2035	1,000	1,099
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2037	2,750	2,967
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	1,000	1,076
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2031	1,125	1,259
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2031	4,050	4,519
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/2031	2,500	2,517
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2032	1,375	1,552
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2032	2,450	2,756
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2035	10,000	11,200
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2035	5,215	5,417
	Utah Transit Authority Sales Tax Revenue	3.500%	12/15/2036	3,940	3,766
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2036	1,000	1,035
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2037	8,000	8,769
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	1,235	1,337
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	6,250	6,903
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	7,500	8,055
	Utah Transit Authority Sales Tax Revenue	3.000%	12/15/2039	3,435	2,867
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	5,000	5,320
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	20,215	21,526
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2041	4,500	4,749

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2041	5,000	5,245
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2041	9,075	9,656
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2042	7,500	7,844
	Utah Water Finance Agency Intergovernmental Agreement Revenue (Loan Financing Program)	5.000%	3/1/2038	1,295	1,330
[1]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	4.000%	5/1/2036	250	252
[1]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	4.000%	5/1/2040	320	300
[4]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	3,800	3,750
					490,586
Vermont (0.1%)
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/2037	2,725	3,002
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/2038	3,145	3,450
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/2039	1,650	1,789
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2033	2,950	2,846
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2031	1,180	1,160
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2032	1,290	1,255
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2033	1,405	1,349
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2034	1,530	1,449
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2035	2,660	2,476
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2036	2,795	2,556
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2045	2,000	2,028
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	7,910	7,957
	Vermont GO	4.000%	8/15/2041	3,135	3,011
	Vermont GO	4.000%	8/15/2042	2,135	2,024
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/2027	2,260	2,379
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/2029	1,475	1,548
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/2030	2,300	2,408
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/2032	1,525	1,585
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/2033	1,050	1,060
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2036	2,250	2,419
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2036	200	217
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2037	690	740
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2039	600	633
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/2040	2,400	2,281
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2040	500	524
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/2041	1,375	1,286
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2041	1,125	1,133
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2041	1,000	1,035
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2041	340	353
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2042	1,000	1,027
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2042	1,000	1,031
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/2043	2,710	2,454
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2043	1,000	1,020
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2043	600	614
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/2044	2,275	2,030
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2044	1,475	1,497
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2044	750	764
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2045	230	233
					66,623
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2025	860	861
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	2,160	2,179
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	7,345	7,460
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2033	2,825	2,830
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2032	1,670	1,829
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2033	1,335	1,465
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2036	2,500	2,691
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2037	1,135	1,210
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2038	1,555	1,642
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2039	1,580	1,652
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2040	1,470	1,520
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2042	1,750	1,774
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2043	1,000	1,008

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2044	1,000	1,003
					29,124
Virginia (1.6%)
	Alexandria VA GO	4.000%	12/15/2043	3,775	3,490
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	625	664
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	700	764
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	700	760
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	750	809
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,200	1,285
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,000	2,101
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,000	1,044
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/2026	2,915	2,942
	Arlington County VA GO	4.000%	8/1/2039	8,000	7,877
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,965	4,926
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,720	4,663
	Chesapeake VA GO	5.000%	8/1/2026	3,670	3,763
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2032	1,775	2,005
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2033	1,000	1,135
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2034	1,500	1,706
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2044	5,175	5,299
	Commonwealth of Virginia GO	5.000%	6/1/2029	1,010	1,107
[4]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.250%	3/1/2042	3,325	2,754
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	1,925	2,020
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/2032	11,000	12,289
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	4.000%	5/15/2042	16,605	15,174
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/2028	3,210	3,328
	Fairfax County VA GO	5.000%	10/1/2027	6,000	6,331
	Fairfax County VA GO	5.000%	10/1/2028	8,050	8,687
	Fairfax County VA GO	4.000%	10/1/2030	11,420	11,659
	Fairfax County VA GO	4.000%	10/1/2040	8,650	8,432
[4,12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.650%	11/25/2038	9,800	8,983
[3,12]	Freddie Mac Multifamily ML Certificates	4.156%	5/25/2041	19,319	18,245
[3,12]	Freddie Mac Multifamily ML Certificates	4.519%	8/25/2041	57,214	57,875
[4,12]	Freddie Mac Multifamily ML Certificates	4.563%	4/25/2042	11,850	11,698
[3,12]	Freddie Mac Multifamily ML Certificates	4.388%	11/25/2042	9,972	9,721
[3,12]	Freddie Mac Multifamily ML Certificates	2.990%	4/25/2043	60,077	51,640
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.140%	1/25/2040	35,501	33,751
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.414%	8/25/2040	26,708	26,695
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.546%	10/25/2040	36,291	36,555
[12]	Freddie Mac Pool	3.600%	1/1/2041	7,432	6,687
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	2,650	2,690
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2041	3,350	3,524
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2042	6,000	6,256
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2043	6,500	6,734
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2044	7,930	8,172
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2045	19,000	19,497
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2039	4,755	4,935
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/2027	22,695	23,772
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/2028	7,260	7,714
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2031	595	582
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	650	639
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	3,000	2,520
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2031	1,645	1,694
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	1,425	1,460
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	500	476
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	1,125	1,144
	Henrico County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	8/1/2040	2,035	1,916
	Henrico County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	8/1/2042	1,930	1,760
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,090
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	750	810
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	700	739
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	2,000	2,052
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2027	105	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2028	640	640
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.750%	12/1/2028	640	640
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2030	220	218
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	1,805	1,677
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	1,115	944
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	665	610
	Loudoun County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	12/1/2043	3,215	2,939
	Loudoun County VA GO	3.000%	12/1/2034	3,665	3,375
	Loudoun County VA GO	4.000%	12/1/2042	9,700	9,178
	Loudoun County VA GO	4.000%	12/1/2043	9,700	9,038
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/2027	1,100	1,117
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/2025	2,000	1,992
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/2027	2,465	2,501
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2028	1,805	1,862
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2031	1,500	1,558
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2032	780	803
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2034	1,320	1,338
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2035	1,155	1,163
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2036	1,475	1,476
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2025	1,775	1,782
	Newport News VA GO	5.000%	8/1/2029	2,970	3,117
	Newport News VA GO	3.000%	2/1/2038	2,000	1,733
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2028	575	612
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/2026	1,500	1,523
	Norfolk VA GO, Prere.	5.000%	8/1/2028	3,700	3,968
	Norfolk VA GO, Prere.	5.000%	8/1/2028	4,195	4,498
	Norfolk VA GO, Prere.	5.000%	8/1/2028	5,725	6,139
	Norfolk VA GO, Prere.	5.000%	8/1/2028	4,000	4,289
	Norfolk VA GO, Prere.	5.000%	8/1/2028	5,475	5,871
	Norfolk VA GO, Prere.	5.000%	8/1/2028	6,655	7,136
	Norfolk VA GO, Prere.	5.000%	8/1/2028	7,005	7,512
	Norfolk VA GO, Prere.	5.000%	8/1/2028	2,140	2,295
	Norfolk VA Water Revenue	5.000%	11/1/2026	8,105	8,361
	Norfolk VA Water Revenue	5.000%	11/1/2033	3,760	3,907
	Norfolk VA Water Revenue	5.000%	11/1/2034	2,800	2,898
	Norfolk VA Water Revenue	5.000%	11/1/2035	1,975	2,038
	Norfolk VA Water Revenue	5.000%	11/1/2036	2,075	2,134
	Norfolk VA Water Revenue	5.000%	11/1/2037	2,180	2,236
	Norfolk VA Water Revenue	5.000%	11/1/2042	10,000	10,107
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.500%	9/1/2028	620	625
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/2037	10,120	10,129
	Prince William County Service Authority Water Revenue	5.000%	7/15/2035	350	400
	Prince William County Service Authority Water Revenue	5.000%	7/15/2036	500	562
	Prince William County Service Authority Water Revenue	5.000%	7/15/2037	750	834
	Prince William County Service Authority Water Revenue	5.000%	7/15/2038	500	549
	Prince William County Service Authority Water Revenue	5.000%	7/15/2039	550	598
	Prince William County Service Authority Water Revenue	5.000%	7/15/2040	400	430
	Prince William County Service Authority Water Revenue	5.000%	7/15/2041	400	426
	Prince William County Service Authority Water Revenue	5.000%	7/15/2042	500	527
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/2040	2,482	2,456
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/2026	4,000	4,045
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	4,735	4,637
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	3,700	3,552
	Shenandoah County IDA Local or Guaranteed Housing Revenue (Massanutten Manor Project)	3.650%	1/1/2035	2,296	2,185
	Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/2033	2,065	1,957
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2026	1,700	1,726
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2027	1,500	1,525
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2028	1,550	1,576
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2033	1,000	1,010
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2034	2,500	2,523
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2035	2,500	2,519
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	755	770
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	2,760	2,788
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2030	13,300	13,425
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,000	1,020
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2033	2,675	2,937
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	1,155	1,165
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	1,210	1,216
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	725	726

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	6.500%	9/1/2043	4,785	5,163
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/2036	1,725	1,563
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/2037	2,000	1,774
Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/2040	3,860	3,161
Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/2042	3,230	2,521
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2032	6,200	6,053
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2033	18,750	18,012
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2035	9,775	8,958
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2036	4,955	4,446
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	7,785	6,865
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2038	1,000	862
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	10,000	10,127
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2029	10,000	10,134
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2034	7,000	6,568
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2034	24,410	24,560
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2035	7,115	6,527
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2036	8,690	7,798
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2040	5,000	5,222
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2042	5,000	5,147
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2043	1,080	975
Virginia College Building Authority College & University Revenue	4.000%	9/1/2030	4,515	4,551
Virginia College Building Authority College & University Revenue	3.000%	9/1/2036	3,000	2,688
Virginia College Building Authority College & University Revenue	3.000%	9/1/2041	2,810	2,259
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2042	15,000	13,829
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2036	8,875	7,992
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	4.000%	2/1/2037	15,355	15,416
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2038	27,665	23,885
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	21,370	18,053
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	12,000	9,836
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2041	6,455	5,162
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2026	4,565	4,652
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2031	10,600	10,757
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2033	5,780	5,829
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2034	8,790	8,854
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2035	10,000	10,021
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2035	4,000	4,011
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2038	5,230	5,213
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/2039	1,500	1,256
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2033	5,310	5,056
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2034	5,470	5,105
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2035	8,250	7,531
Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/2026	11,915	12,141
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,000	2,006
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,895	1,901
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	3,000	3,011
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,800	1,802
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,500	1,491
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2042	2,425	1,940
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.900%	11/1/2042	1,000	1,005
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.650%	3/1/2043	5,000	4,201
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.450%	12/1/2044	1,850	1,772
Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/2042	3,650	3,774
Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/2043	3,250	3,338
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2030	5,920	6,054
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2033	5,000	5,654
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2037	2,145	2,115
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2039	3,590	3,468
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2041	15,000	15,822
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2042	20,000	18,585
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2042	17,615	18,441
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2044	20,000	20,767
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	3/1/2026	5,125	5,200
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2032	4,775	5,143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/2035	1,000	795
	Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	8/1/2035	3,750	3,433
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/2039	1,510	1,038
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/2040	2,050	1,360
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2041	4,880	5,143
	Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/2046	1,000	880
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/2030	185	185
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/2032	105	105
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.900%	12/1/2028	13,540	13,700
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.100%	12/1/2030	7,380	7,511
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2031	2,000	2,011
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	5,000	5,272
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	2,200	2,157
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	6,000	5,804
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2038	3,000	3,152
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2039	3,250	3,384
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	3,000	3,053
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2040	3,000	3,100
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2040	25,520	21,098
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2041	2,300	2,353
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	2,745	2,791
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2042	1,600	1,621
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2043	2,000	2,015
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2044	2,720	2,722
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.500%	12/1/2044	5,000	4,532
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2045	2,900	2,872
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	6,095	6,416
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	3,000	3,020
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	2,155	2,167
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	2,500	2,512
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	3,000	3,013
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	2,500	2,543
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/2025	14,415	14,367
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	1,650	1,675
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/2027	2,405	2,440
					1,261,471
Washington (2.6%)
	Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/2035	2,000	2,070
	Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/2040	1,345	1,079
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2036	725	779
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2037	800	853
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2040	650	675
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2041	700	721
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2027	1,320	1,355
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2028	1,220	1,252
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2032	2,745	2,808
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2033	2,580	2,636
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2034	4,805	4,903
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2036	6,420	6,532
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2046	1,260	1,318
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2025	10,000	10,064
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2026	10,785	11,129
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2040	13,600	13,223
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2043	2,905	2,981
[8]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2029	4,450	3,959
	Clark County School District No. 117 Camas GO	5.000%	12/1/2032	8,000	8,323
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/2032	4,000	4,251
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/2033	2,510	2,648
	Energy Northwest Nuclear Revenue	5.000%	7/1/2034	4,000	4,121
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	26,210	26,914
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	1,500	1,633
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	10,000	10,782
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	6,420	6,922
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	2,600	2,850
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	37,585	38,812
	Energy Northwest Nuclear Revenue	4.000%	7/1/2039	5,535	5,359
	Energy Northwest Nuclear Revenue	5.000%	7/1/2040	2,000	2,070
	Energy Northwest Nuclear Revenue	5.000%	7/1/2041	4,610	4,738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Northwest Nuclear Revenue	4.000%	7/1/2042	11,030	10,190
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	10,000	10,477
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2035	2,810	3,059
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2040	6,500	6,900
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2026	21,295	21,771
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2027	3,465	3,580
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	5,955	6,229
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2037	1,100	1,166
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2038	1,845	1,940
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2039	1,115	1,163
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2040	1,835	1,896
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2042	2,750	2,800
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2039	730	772
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2040	1,060	1,112
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2041	750	781
[1]	King & Pierce Counties Valley Regional Fire Authority GO	5.000%	12/1/2042	1,315	1,373
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	1,000	1,066
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2040	2,000	2,122
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2041	3,500	3,680
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	8,250	8,593
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2029	175	180
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2030	250	257
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2031	175	177
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2032	1,165	1,169
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2039	11,000	8,830
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2039	1,000	820
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2040	17,300	13,424
	King County Housing Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2040	1,000	996
	King County Housing Authority Local or Guaranteed Housing Revenue	5.375%	7/1/2045	4,395	4,422
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	4.625%	1/1/2041	7,000	6,900
	King County Public Hospital District No. 1 GO	5.000%	12/1/2036	920	934
	King County Public Hospital District No. 1 GO	5.000%	12/1/2037	3,450	3,531
	King County School District No. 401 Highline GO	5.000%	12/1/2038	2,000	2,136
	King County School District No. 401 Highline GO	5.000%	12/1/2041	3,250	3,433
	King County School District No. 401 Highline GO	5.000%	12/1/2042	4,110	4,293
	King County School District No. 403 Renton GO	4.000%	12/1/2034	1,510	1,536
	King County School District No. 403 Renton GO	4.000%	12/1/2039	7,925	7,684
	King County School District No. 403 Renton GO	4.000%	12/1/2040	13,675	13,143
	King County School District No. 403 Renton GO	4.000%	12/1/2041	25,795	24,325
	King County School District No. 405 Bellevue GO	3.000%	12/1/2036	1,000	895
	King County School District No. 411 Issaquah GO	5.000%	12/1/2028	2,055	2,122
	King County School District No. 412 Shoreline GO	4.000%	12/1/2027	2,785	2,881
	King County WA GO	5.000%	7/1/2031	3,100	3,490
	King County WA Sewer Revenue	5.000%	1/1/2037	7,255	7,984
	King County WA Sewer Revenue	5.000%	1/1/2042	4,435	4,638
	King County WA Sewer Revenue	5.000%	1/1/2043	1,500	1,555
	King County WA Sewer Revenue	4.000%	1/1/2044	10,810	9,503
	King County WA Sewer Revenue	5.000%	1/1/2044	2,500	2,574
	King County WA Sewer Sewer Revenue	4.000%	1/1/2045	8,885	7,701
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2040	925	981
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2041	1,950	2,050
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2042	3,000	3,129
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2043	3,000	3,111
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2044	4,725	4,847
	Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/2034	1,555	1,564
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2032	765	847
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2033	750	829
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2034	875	967
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2040	1,000	1,043
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2041	1,000	1,031
	Lakehaven Water & Sewer District Water Revenue	4.000%	10/1/2046	2,730	2,369
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/2033	3,640	3,433
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/2034	3,675	3,417
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/2035	1,165	1,069
	North Thurston Public Schools GO	5.000%	12/1/2032	1,750	1,974
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/2029	965	976
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/2032	1,455	1,477
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/2034	3,080	3,105
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/2035	2,615	2,627
	Pierce County WA GO	2.550%	7/1/2035	3,980	3,503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2030	780	858
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2031	1,450	1,610
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2032	3,140	3,509
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2033	3,250	3,644
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2034	2,250	2,524
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/2036	8,375	8,387
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/2038	4,275	4,155
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/2039	10,280	9,741
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/2040	6,795	6,330
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2034	3,970	4,008
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	5/1/2036	1,185	1,326
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	5/1/2038	1,700	1,855
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/2039	2,050	1,993
	Seattle WA GO	4.000%	12/1/2039	5,510	5,368
[9]	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2037	5,515	6,091
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2037	10,000	9,986
[9]	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2038	6,190	6,760
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2038	2,175	2,144
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2039	5,000	4,871
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2039	1,320	1,263
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/2040	2,180	2,269
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/2042	2,700	2,730
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2043	1,000	906
[9]	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2044	3,300	3,403
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2044	6,880	7,079
[9]	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2045	1,600	1,642
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2045	7,225	7,402
	Seattle WA Water System Water Revenue	5.000%	10/1/2039	2,050	2,210
	Seattle WA Water System Water Revenue	5.000%	10/1/2040	2,155	2,306
	Seattle WA Water System Water Revenue	5.000%	10/1/2041	2,260	2,387
	Seattle WA Water System Water Revenue	5.000%	10/1/2042	2,375	2,486
	Seattle WA Water System Water Revenue	5.000%	10/1/2043	2,490	2,589
	Skagit County Consolidated School District No. 320 Mount Vernon GO	4.000%	12/1/2033	1,500	1,515
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/2025	3,760	3,760
	Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.000%	12/1/2040	5,000	5,039
	Snohomish County School District No. 2 Everett GO	5.000%	12/1/2035	1,100	1,138
	Spokane County School District No 354 Mead GO	5.000%	12/1/2034	1,000	1,038
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	1,925	1,835
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2036	1,000	1,097
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2037	1,250	1,357
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2037	1,085	1,104
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2038	900	967
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2038	1,000	1,074
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2040	700	740
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2041	750	785
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2042	1,485	1,540
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2043	1,290	1,330
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2044	1,390	1,421
	Tacoma WA Sewer Revenue	4.000%	12/1/2041	2,770	2,579
	Tacoma WA Water Revenue	5.000%	12/1/2041	5,480	5,750
[2]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/2040	1,000	1,049
[2]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/2041	1,250	1,299
	Thurston County WA GO	5.000%	12/1/2041	2,475	2,563
	Thurston County WA GO	5.000%	12/1/2042	2,595	2,668
	University of Washington College & University Revenue	5.000%	12/1/2028	955	980
	University of Washington College & University Revenue	5.000%	4/1/2034	1,355	1,529
	University of Washington College & University Revenue	5.000%	4/1/2035	1,000	1,129
	University of Washington College & University Revenue	5.000%	4/1/2036	4,300	4,768
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Cougar Creek Project)	4.500%	10/1/2042	1,250	1,201
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Esther Short Project)	4.500%	10/1/2042	2,000	1,922
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Jens Pointe Project)	4.250%	2/1/2038	7,400	7,144
	Washington COP	5.000%	7/1/2037	5,385	5,488
	Washington GO	4.000%	7/1/2026	10,000	10,142
	Washington GO	4.000%	7/1/2026	25,000	25,354
	Washington GO	5.000%	8/1/2027	4,055	4,258
	Washington GO	5.000%	8/1/2027	25,245	26,508
	Washington GO	5.000%	6/1/2028	3,400	3,637
	Washington GO	4.000%	7/1/2028	40,000	41,641
	Washington GO	5.000%	7/1/2028	16,000	17,146
	Washington GO	5.000%	8/1/2028	20,210	20,210

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	6/1/2029	5,120	5,582
Washington GO	5.000%	8/1/2030	11,495	12,010
Washington GO	5.000%	8/1/2031	14,890	15,506
Washington GO	5.000%	8/1/2031	22,640	23,577
Washington GO	5.000%	7/1/2032	14,210	16,028
Washington GO	5.000%	8/1/2032	26,855	27,893
Washington GO	5.000%	8/1/2033	5,020	5,109
Washington GO	5.000%	8/1/2034	5,015	5,095
Washington GO	5.000%	8/1/2034	10,000	10,000
Washington GO	5.000%	6/1/2035	1,500	1,600
Washington GO	5.000%	8/1/2035	2,530	2,565
Washington GO	5.000%	8/1/2035	6,170	6,430
Washington GO	5.000%	2/1/2036	16,505	16,851
Washington GO	5.000%	2/1/2036	1,500	1,587
Washington GO	5.000%	2/1/2036	2,065	2,159
Washington GO	5.000%	8/1/2036	10,000	10,374
Washington GO	5.000%	8/1/2036	2,490	2,640
Washington GO	5.000%	8/1/2036	11,750	12,059
Washington GO	5.000%	8/1/2037	10,005	10,337
Washington GO	5.000%	8/1/2037	20,955	22,911
Washington GO	5.000%	2/1/2038	10,000	10,268
Washington GO	5.000%	2/1/2038	13,270	14,496
Washington GO	5.000%	8/1/2038	18,960	19,505
Washington GO	5.000%	2/1/2039	5,400	5,702
Washington GO	5.000%	2/1/2039	9,000	9,354
Washington GO	5.000%	8/1/2039	4,900	4,937
Washington GO	5.000%	8/1/2039	14,600	15,654
Washington GO	5.000%	2/1/2040	4,345	4,542
Washington GO	5.000%	2/1/2040	4,085	4,164
Washington GO	4.000%	6/1/2040	5,315	5,138
Washington GO	5.000%	6/1/2040	11,590	12,309
Washington GO	5.000%	8/1/2040	19,000	20,183
Washington GO	5.000%	2/1/2041	7,335	7,608
Washington GO	5.000%	2/1/2041	10,000	10,311
Washington GO	5.000%	2/1/2041	2,500	2,540
Washington GO	5.000%	6/1/2041	3,130	3,209
Washington GO	5.000%	6/1/2041	12,165	12,802
Washington GO	5.000%	8/1/2041	1,560	1,614
Washington GO	5.000%	8/1/2041	5,000	5,090
Washington GO	5.000%	2/1/2042	19,070	19,599
Washington GO	5.000%	2/1/2042	6,985	7,147
Washington GO	5.000%	8/1/2042	8,500	8,860
Washington GO	5.000%	2/1/2043	3,075	3,180
Washington GO	5.000%	2/1/2043	18,850	19,580
Washington GO	5.000%	6/1/2043	13,110	13,559
Washington GO	5.000%	6/1/2043	5,000	5,203
Washington GO	5.000%	8/1/2043	3,480	3,536
Washington GO	5.000%	2/1/2044	1,205	1,238
Washington GO	5.000%	2/1/2044	16,985	17,544
Washington GO	5.000%	6/1/2044	5,740	5,864
Washington GO	5.000%	8/1/2044	20,075	20,663
Washington GO	5.000%	2/1/2045	11,875	12,157
Washington GO	5.000%	6/1/2045	10,785	11,049
Washington GO	5.000%	2/1/2046	21,715	22,142
Washington GO	5.000%	6/1/2046	3,525	3,597
Washington GO	5.000%	2/1/2047	8,220	8,358
Washington GO	5.000%	8/1/2047	1,295	1,317
Washington GO	5.000%	8/1/2048	5,000	5,073
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	2,105	2,149
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,070	1,092
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,675	2,677
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	3,275	3,410
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,550	1,599
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,160	2,161
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	2,830	2,998
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	4,600	4,718
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,370	1,434
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	585	622
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	2,085	2,211
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,755	1,756

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,500	2,559
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	415	448
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	4,000	4,191
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	3,600	3,856
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,595	2,647
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,845	1,915
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	325	354
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	2,250	2,286
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,280	1,321
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	3,000	3,000
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	225	244
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	4,000	4,134
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	2,200	2,313
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	3,190	3,230
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	3,000	3,000
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	3,785	3,794
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,750	1,828
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	3,365	3,394
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	600	641
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	15,300	16,746
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	2,010	2,087
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	500	531
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	16,065	17,513
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	9,480	9,577
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	14,530	15,717
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	19,400	19,623
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	500	524
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2037	5,000	5,436
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	5,380	5,425
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	750	780
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	5,850	6,169
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2038	3,540	3,817
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	2,370	2,401
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	4,230	4,286
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	1,000	1,033
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	6,140	6,417
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2039	2,200	2,261
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2040	1,000	1,014
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	8,250	7,343
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	2,500	2,162
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	4,485	3,969
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	82,475	84,477
Washington Higher Education Facilities Authority College & University Revenue (Gonzaga University Project)	4.000%	4/1/2042	5,200	4,647
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2032	1,275	1,259
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2033	2,735	2,672
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2034	2,100	2,029
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2036	1,000	942
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2037	3,005	2,814
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2038	2,235	2,061
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2039	365	331
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2040	1,000	889
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2034	3,000	2,982
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2035	4,370	4,346
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2036	4,545	4,474
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2033	1,510	1,554
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2034	1,570	1,605
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2035	1,630	1,649
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2037	1,745	1,732
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2038	1,310	1,281
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2030	595	621
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2032	2,560	2,574
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2032	660	681
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2036	785	716

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2040	1,805	1,530
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2030	685	702
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	86,665	88,199
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	260	265
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	115	117
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2031	1,180	1,268
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2032	325	311
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2032	2,695	2,712
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2033	285	268
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2034	1,000	918
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2035	85	77
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2035	460	482
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2036	1,965	1,728
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2036	640	568
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2036	910	946
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2037	1,120	972
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2037	1,550	1,468
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2038	1,230	1,041
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2031	1,280	1,366
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2032	1,340	1,430
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2033	1,410	1,494
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/2028	665	638
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/2038	830	668
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/2032	2,010	2,010
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/2038	2,325	2,177
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/2029	4,250	4,250
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2032	2,105	2,240
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2033	500	543
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.150%	7/1/2034	1,725	1,732
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2034	3,020	3,217
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2034	1,000	1,079
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2035	3,470	3,670
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2035	1,000	1,074
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	97,769	91,828
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2036	2,000	2,105
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2036	1,250	1,327
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/2037	28,531	25,837
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2037	2,000	2,092
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2037	1,500	1,577
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2039	4,220	4,329
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2039	1,500	1,550
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2040	1,135	1,162
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2044	3,000	3,060
[2,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2045	5,500	5,414
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2049	4,000	4,030
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.085%	3/1/2050	23,132	21,275
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/2052	5,015	5,242
[4]	Washington State Housing Finance Commission Private Schools Revenue	5.625%	7/1/2038	1,215	1,301
[4]	Washington State Housing Finance Commission Private Schools Revenue	5.875%	7/1/2043	2,020	2,116
	Washington State University College & University Revenue	5.000%	4/1/2031	1,230	1,366
	Washington State University College & University Revenue	5.000%	4/1/2032	1,295	1,448
	Washington State University College & University Revenue	5.000%	4/1/2033	1,100	1,236
	Washington State University College & University Revenue	5.000%	4/1/2034	3,520	3,963
	Washington State University College & University Revenue	5.000%	4/1/2035	2,490	2,804
	Washington State University College & University Revenue	5.000%	4/1/2036	3,390	3,765
	Washington State University College & University Revenue	5.000%	4/1/2037	2,395	2,631
	Yakima County School District No. 207 Wapato GO	5.000%	12/1/2043	1,435	1,480
					2,029,501
West Virginia (0.5%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,285	1,286
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,105	2,106
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,425	1,426
[4]	Monongalia County WV Tax Increment/Allocation Revenue	5.750%	6/1/2043	880	901

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio County WV Tax Increment/Allocation Revenue (The Highlands Project)	5.250%	6/1/2044	1,220	1,183
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/2027	4,710	4,931
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/2032	3,000	3,102
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/2033	3,025	3,116
[1]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/2039	4,080	4,233
[1]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/2040	3,650	3,755
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	4,780	4,845
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.700%	6/1/2028	4,380	4,440
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	3,855	3,874
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/2029	5,000	5,222
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2033	7,300	7,342
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2035	7,900	7,837
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2037	3,190	3,079
	West Virginia GO	5.000%	12/1/2031	1,900	2,006
	West Virginia GO	5.000%	12/1/2033	10,060	10,545
	West Virginia GO	5.000%	12/1/2035	16,375	17,036
	West Virginia GO	5.000%	6/1/2036	14,890	15,456
	West Virginia GO	5.000%	6/1/2037	6,940	7,169
	West Virginia GO	5.000%	12/1/2037	16,020	16,653
	West Virginia GO	5.000%	6/1/2038	13,920	14,408
	West Virginia GO	5.000%	12/1/2038	16,835	17,368
	West Virginia GO	5.000%	12/1/2038	1,000	1,027
	West Virginia GO	5.000%	6/1/2039	17,255	17,763
	West Virginia GO	5.000%	12/1/2039	17,685	18,158
	West Virginia GO	5.000%	12/1/2039	2,500	2,557
	West Virginia GO	5.000%	6/1/2041	1,310	1,336
	West Virginia GO	5.000%	12/1/2043	1,000	1,013
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2026	2,425	2,477
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/2027	1,500	1,503
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2027	1,545	1,613
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/2028	2,000	2,003
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2028	1,530	1,595
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/2029	2,000	2,002
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2029	1,670	1,736
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2031	1,720	1,779
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2032	1,910	1,969
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2033	2,070	2,126
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2035	2,410	2,463
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2036	2,860	2,916
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2037	2,975	3,026
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2025	2,990	2,994
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	2,575	2,578
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,460	1,490
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	3,170	3,174
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	1,190	1,225
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	3,705	3,710
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2029	5,810	5,851
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	6,360	6,734
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	3,220	3,387
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	3,335	3,348
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	7,295	7,616
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,400	1,437
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2032	8,750	8,769
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,250	3,370
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	4,540	4,414
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	4,750	5,102
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	2,925	3,109
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	1,500	1,369
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,250	1,313
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,580	2,711
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	3,400	3,508
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	3,435	3,515
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2041	5,205	5,485
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2042	4,000	4,132
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2043	7,650	7,848
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2043	3,380	3,525
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2044	5,880	5,998
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2045	7,500	7,616
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2033	8,375	8,917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.970%	8/1/2025	17,990	17,990
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,220	1,261
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/2027	2,720	2,849
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2032	1,100	1,158
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2034	2,020	2,110
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2035	2,010	2,091
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2036	2,030	2,104
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2037	1,500	1,549
	West Virginia Parkways Authority Highway Revenue	3.000%	6/1/2041	2,140	1,721
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2042	2,695	2,427
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2043	2,000	2,015
	West Virginia University College & University Revenue (West Virginia University Project)	5.000%	10/1/2044	1,445	1,461
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/2029	20,000	21,521
					416,883
Wisconsin (1.6%)
	Dane County WI GO	2.000%	4/1/2029	320	304
	Dane County WI GO	4.000%	6/1/2029	13,810	14,488
	Dane County WI GO	2.000%	4/1/2030	265	246
	Dane County WI GO	4.000%	6/1/2031	9,415	9,964
	Dane County WI GO	4.000%	6/1/2032	9,800	10,376
	Franklin Public School District GO	5.000%	4/1/2038	8,340	8,885
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/2026	3,560	3,592
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/2026	3,685	3,718
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/2026	3,825	3,859
	Green Bay WI GO	5.000%	4/1/2037	1,240	1,354
	Green Bay WI GO	5.000%	4/1/2039	1,270	1,369
	Janesville School District GO	5.000%	3/1/2037	3,150	3,369
	Janesville School District GO	5.000%	3/1/2038	6,640	7,031
	Janesville School District GO	5.000%	3/1/2039	3,775	3,963
	Janesville School District GO	5.000%	3/1/2040	4,540	4,730
	Macomb MI Intermediate School District GO	5.000%	3/1/2037	1,500	1,633
	Macomb MI Intermediate School District GO	5.000%	3/1/2038	4,575	4,922
	Mequon & Thiensville School District GO	2.000%	3/1/2033	3,725	3,173
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/2033	5,280	5,350
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/2034	11,690	11,810
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/2035	15,110	15,238
	Milwaukee Metropolitan Sewerage District GO	5.000%	10/1/2039	5,510	5,817
[1]	Milwaukee WI GO	5.000%	4/1/2026	1,345	1,365
[1]	Milwaukee WI GO	5.000%	4/1/2027	7,780	8,078
[1]	Milwaukee WI GO	5.000%	4/1/2027	1,350	1,402
[1]	Milwaukee WI GO	5.000%	4/1/2028	1,690	1,785
	Milwaukee WI GO	5.000%	4/1/2029	8,810	9,466
	Milwaukee WI GO	5.000%	4/1/2029	1,000	1,031
[1]	Milwaukee WI GO	5.000%	4/1/2029	1,690	1,816
	Milwaukee WI GO	4.000%	4/1/2032	6,100	6,142
	Milwaukee WI GO	4.000%	4/1/2032	1,460	1,481
	Milwaukee WI GO	3.000%	4/1/2033	4,825	4,511
[2]	Milwaukee WI GO	4.000%	4/1/2033	4,670	4,733
[1]	Milwaukee WI GO	5.000%	4/1/2033	1,000	1,092
	Milwaukee WI GO	5.000%	12/1/2033	5,030	5,551
	Milwaukee WI GO	3.000%	4/1/2034	4,825	4,446
[2]	Milwaukee WI GO	4.000%	4/1/2034	4,675	4,710
[2]	Milwaukee WI GO	5.000%	12/1/2034	5,535	6,136
[2]	Milwaukee WI GO	5.000%	12/1/2035	5,545	6,031
[2]	Milwaukee WI GO	5.000%	12/1/2036	1,960	2,096
[2]	Milwaukee WI GO	5.000%	12/1/2037	1,970	2,086
[2]	Milwaukee WI GO	5.000%	12/1/2038	1,980	2,086
[2]	Milwaukee WI GO	5.000%	12/1/2039	1,990	2,082
[2]	Milwaukee WI GO	5.000%	12/1/2040	2,000	2,073
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2036	625	660
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2037	1,820	1,913
[1]	Monroe WI School District GO	5.000%	3/1/2027	165	171
[1]	Monroe WI School District GO	5.000%	3/1/2028	250	264
[1]	Monroe WI School District GO	5.000%	3/1/2029	810	871
[1]	Monroe WI School District GO	5.000%	3/1/2036	800	847
	Neenah Joint School District GO	3.000%	3/1/2030	4,600	4,559
	Neenah Joint School District GO	3.000%	3/1/2032	1,500	1,454
	New Richmond School District GO	5.000%	4/1/2033	1,275	1,403
	New Richmond School District GO	5.000%	4/1/2034	1,000	1,091

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Richmond School District GO	5.000%	4/1/2035	1,600	1,725
	New Richmond School District GO	5.000%	4/1/2036	1,700	1,818
	New Richmond School District GO	5.000%	4/1/2037	2,195	2,323
	New Richmond School District GO	5.000%	4/1/2038	2,195	2,302
	New Richmond School District GO	5.000%	4/1/2039	1,500	1,562
	New Richmond School District GO	5.000%	4/1/2040	1,650	1,705
	Platteville School District GO	4.000%	3/1/2035	1,060	1,073
	Platteville School District GO	4.000%	3/1/2037	1,040	1,040
	Platteville School District GO	4.000%	3/1/2038	1,560	1,530
	Platteville School District GO	4.000%	3/1/2040	880	833
	Pleasant Prairie WI GO	4.000%	8/1/2033	18,635	19,381
[4]	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2033	250	263
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2035	700	711
	Public Finance Authority Charter School Aid Revenue	5.625%	6/15/2037	500	475
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/2039	840	739
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/2042	1,000	864
[4]	Public Finance Authority Charter School Aid Revenue	5.375%	6/15/2042	1,065	998
	Public Finance Authority Charter School Aid Revenue	5.875%	6/15/2042	500	456
[4]	Public Finance Authority Charter School Aid Revenue	6.375%	7/1/2043	325	332
[4]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/2044	180	153
[4]	Public Finance Authority Charter School Aid Revenue	4.750%	7/1/2045	1,600	1,394
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2030	300	303
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2041	1,090	984
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2042	1,760	1,442
[4]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/2034	410	411
[4]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/2039	700	662
	Public Finance Authority College & University Revenue	5.250%	10/1/2031	1,000	1,014
[4]	Public Finance Authority College & University Revenue	4.000%	4/1/2032	1,335	1,292
	Public Finance Authority College & University Revenue	5.250%	10/1/2033	1,140	1,145
	Public Finance Authority College & University Revenue	5.250%	10/1/2038	3,500	3,395
[4]	Public Finance Authority College & University Revenue, ETM	4.000%	4/1/2032	80	83
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	14,260	14,291
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	20,430	20,630
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	6,285	6,287
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	4,875	4,877
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	6,955	6,957
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	1,000	1,056
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	4,295	4,296
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,000	1,077
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	250	265
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	8,250	8,928
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	750	799
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	7,675	7,677
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	2,165	2,355
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	300	321
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	265	266
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	750	798
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	2,175	2,318
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	575	616
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2031	385	384
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	725	765
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	3,610	3,829
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	750	794
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	390	387
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	500	525
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2033	10,830	10,137
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	5,895	5,945
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	610	639
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2033	425	419
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	810	846
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2034	2,230	2,023
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	2,300	2,415
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	1,200	1,248
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2035	1,650	1,464
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	2,275	2,231
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	675	650
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	730	755
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,325	1,247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	6,415	6,667
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	350	352
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2037	1,005	1,034
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	6,140	5,839
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	390	359
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	400	401
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,000	844
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	450	403
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	6,250	6,401
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	520	515
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2039	2,480	2,529
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	6,125	5,673
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	375	328
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	605	590
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2040	2,145	2,172
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	8,080	7,387
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	1,070	1,026
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	1,725	1,381
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	745	703
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2041	505	447
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2045	1,440	1,247
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2030	235	253
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2031	440	477
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2033	775	841
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2036	435	461
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2037	575	604
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2038	625	649
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2039	650	669
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2040	475	485
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2041	715	722
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/2041	8,000	6,290
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	16,955	17,366
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	4.000%	10/1/2030	11,100	11,774
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2027	4,695	4,909
	Public Finance Authority Industrial Revenue	3.750%	2/1/2032	815	794
	Public Finance Authority Industrial Revenue	5.000%	2/1/2042	1,865	1,865
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	15,993	15,721
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	770	382
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	21,701	21,744
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/2027	32,384	32,485
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	9,224	9,261
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2030	230	240
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2032	350	379
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2034	300	322
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2035	580	599
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/15/2035	300	318
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2035	1,000	1,081
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2036	1,000	1,073
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2037	1,000	1,065
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2038	350	363
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2038	1,000	1,001
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2040	400	406
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2042	5,750	5,879
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/2043	1,000	970
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/1/2045	370	356
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/15/2045	1,000	1,002
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/15/2045	550	538
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/2034	1,105	1,160
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/2039	760	769
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/2044	1,300	1,257
	Public Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	7/1/2035	11,235	11,226
[4]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.000%	12/1/2034	2,500	2,539
[4]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.500%	12/1/2044	2,640	2,555
	Public Finance Authority Tax Increment/Allocation Revenue	5.000%	8/1/2039	775	749
[4]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/2041	2,000	1,945
[2]	Racine Unified School District GO	5.000%	4/1/2035	2,750	2,981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Racine Unified School District GO	5.000%	4/1/2035	675	738
[2]	Racine Unified School District GO	5.000%	4/1/2036	2,500	2,686
[1]	Racine Unified School District GO	5.000%	4/1/2036	1,100	1,186
[2]	Racine Unified School District GO	5.000%	4/1/2037	2,545	2,716
[1]	Racine Unified School District GO	5.000%	4/1/2037	2,370	2,531
[2]	Racine Unified School District GO	5.000%	4/1/2038	1,670	1,765
[1]	Racine Unified School District GO	5.000%	4/1/2038	1,230	1,293
[1]	Racine Unified School District GO	5.000%	4/1/2038	2,495	2,644
[1]	Racine Unified School District GO	5.000%	4/1/2039	1,640	1,712
[1]	Racine Unified School District GO	5.000%	4/1/2039	1,275	1,342
[2]	Racine Unified School District GO	5.000%	4/1/2040	2,385	2,486
[1]	Racine Unified School District GO	5.000%	4/1/2040	2,460	2,550
[2]	Racine Unified School District GO	5.000%	4/1/2041	2,000	2,073
[1]	Racine Unified School District GO	5.000%	4/1/2041	835	860
[1]	Racine Unified School District GO	5.000%	4/1/2042	820	840
[1]	Racine Unified School District GO	4.000%	4/1/2045	5,650	5,060
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	270	301
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	360	401
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	540	602
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	185	206
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	180	201
	Sheboygan Area School District GO	3.000%	3/1/2039	1,500	1,272
	Sheboygan Area School District GO	3.000%	3/1/2040	1,625	1,346
	Sheboygan Area School District GO	3.000%	3/1/2041	1,400	1,133
	Sheboygan Area School District GO	3.000%	3/1/2042	2,020	1,605
	Sheboygan Area School District GO	3.000%	3/1/2043	2,080	1,620
[1]	Sparta Area School District GO	3.000%	3/1/2038	1,250	1,050
[1]	Sparta Area School District GO	3.000%	3/1/2039	1,785	1,465
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	1,060	1,037
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	1,375	1,313
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,100	1,991
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	2,400	2,272
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	6,360	6,968
	Verona Area School District GO	5.000%	4/1/2026	3,485	3,540
	Waunakee Community School District GO	3.250%	4/1/2028	46,750	46,752
	West De Pere School District GO	5.000%	4/1/2030	3,820	4,073
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2029	1,050	923
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2029	390	343
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2030	1,095	925
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2030	590	499
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2031	3,760	3,045
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2031	1,000	810
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2032	1,400	1,084
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2032	1,515	1,173
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2033	2,500	1,843
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2033	1,350	995
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2034	2,000	1,400
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2035	1,600	1,060
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2035	3,125	2,070
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2036	1,550	968
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2036	4,000	2,457
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2037	5,985	3,514
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2038	6,000	3,301
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2039	5,250	2,705
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2040	6,000	2,906
	Wisconsin GO	5.000%	5/1/2026	12,400	12,639
	Wisconsin GO	5.000%	5/1/2027	8,425	8,809
	Wisconsin GO	5.000%	5/1/2027	7,770	8,124
	Wisconsin GO	5.000%	5/1/2033	6,280	7,095
	Wisconsin GO	5.000%	5/1/2034	2,835	3,215
	Wisconsin GO	5.000%	5/1/2035	17,000	18,707
	Wisconsin GO	5.000%	5/1/2035	2,375	2,695
	Wisconsin GO	5.000%	5/1/2036	8,730	9,506
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2034	11,035	11,289
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2035	6,365	6,501
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/2026	1,000	1,014
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/2027	850	881
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/2028	900	951
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	940	951
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	930	952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	1,685	1,703
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2027	1,015	1,046
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	150	157
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2028	2,400	2,397
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	835	874
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2028	1,400	1,458
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	12,130	12,147
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	175	186
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	5,285	5,643
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,175	1,215
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	800	834
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	11,805	11,820
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	200	216
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	810	805
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,410	1,455
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2030	8,305	8,410
[9]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	3,465	3,768
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2031	6,000	6,052
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	300	320
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	1,555	1,645
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	4,200	4,233
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	5,530	6,040
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	4,825	4,958
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2032	5,345	5,374
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	8,045	8,068
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	660	701
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2032	2,235	2,354
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	4,000	4,100
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	450	448
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	50,545	50,574
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2033	2,945	3,078
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	6,845	6,994
[9]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	3,000	3,280
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	39,835	39,527
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	700	736
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2034	3,450	3,592
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	5,450	5,558
[9]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	2,000	2,175
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	7,075	6,889
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2035	2,540	2,467
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,780	2,713
[9]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	3,750	4,007
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	4,460	4,489
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2036	2,605	2,495
[9]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	2,550	2,693
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2037	3,980	3,362
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,245	2,147
[9]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	5,705	5,952
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2038	5,225	4,829
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	1,000	926
[9]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	4,500	4,658
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2039	3,000	2,714
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/2039	9,100	8,656
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	4,420	4,163
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	500	451
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	500	420
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2042	5,060	5,187
[9]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	6,750	6,899
[9]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	9,380	9,533
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	1,480	1,504
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	3,720	3,990
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	3,440	3,690
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/2034	1,250	1,334
[4,5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.050%	8/1/2025	8,500	8,500
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.375%	11/1/2039	8,000	7,900
[4]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collabration Inc. Project)	5.000%	8/1/2027	5,500	5,587
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2041	3,150	3,267
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2043	4,550	4,625
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2044	2,500	2,523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2045	2,715	2,728
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/2052	2,090	2,065
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/2052	2,545	2,516
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2054	10,580	11,584
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	4,130	4,486
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	4,210	4,603
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	3,975	4,415
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue	2.500%	11/1/2041	1,750	1,240
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	1,860	1,864
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	10,734	10,923
	Wisconsin Housing & Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities Local or Guaranteed Housing Revenue	4.750%	6/1/2043	5,000	4,899
					1,237,185
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2030	250	258
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2031	50	51
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2032	300	306
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2033	275	278
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2034	250	251
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2035	250	249
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2036	200	197
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	140	136
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2038	160	153
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/2026	24,000	23,566
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2050	2,405	2,387
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/2052	1,700	1,702
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2053	2,695	2,854
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,025	1,060
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,040	1,076
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,105	1,143
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,050	1,086
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,450	1,500
					38,253
Total Tax-Exempt Municipal Bonds (Cost $79,015,035)					76,804,570
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	118,373	73,539
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	49,123	30,948
Total Taxable Municipal Bonds (Cost $104,608)					104,487
				Shares
Temporary Cash Investments (1.6%)
Investment Company (1.6%)
[20]	Vanguard Municipal Low Duration Fund (Cost $1,254,178)	2.827%		125,418,479	1,254,185
Total Investments (100.0%) (Cost $80,373,821)					78,163,242
Other Assets and Liabilities—Net (0.0%)					17,654
Net Assets (100%)					78,180,896
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $2,221,864, representing 2.8% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Non-income-producing security—security in default.
7	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
10	Step bond.

11	Securities with a value of $15,271 have been segregated as initial margin for open futures contracts.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
16	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
17	Scheduled principal and interest payments are guaranteed by the State of Nevada Permanent School Fund.
18	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
19	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
20	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	1,252	259,144	(109)
5-Year U.S. Treasury Note	September 2025	6,786	734,054	2,273
				2,164

Short Futures Contracts
Long U.S. Treasury Bond	September 2025	(1,315)	(150,157)	(420)
Ultra 10-Year U.S. Treasury Note	September 2025	(1,073)	(121,333)	(60)
Ultra Long U.S. Treasury Bond	September 2025	(1,520)	(178,315)	(2,866)
				(3,346)
				(1,182)
Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/22/2026	RBC	14,090	Buy	5-Year MMD AAA General Obligation Scale	3.460%	343	343	—
4/22/2026	MSCS	10,530	Buy	5-Year MMD AAA General Obligation Scale	3.460%	257	257	—
4/23/2026	JPMC	36,940	Buy	5-Year MMD AAA General Obligation Scale	3.380%	756	756	—
5/1/2026	BANA	19,455	Buy	10-Year MMD AAA General Obligation Scale	3.620%	(110)	—	(110)
5/6/2026	RBC	6,280	Buy	10-Year MMD AAA General Obligation Scale	3.620%	(38)	—	(38)
5/6/2026	MSCS	5,750	Buy	10-Year MMD AAA General Obligation Scale	3.640%	(23)	—	(23)
5/19/2026	RBC	10,104	Buy	15-Year MMD AAA General Obligation Scale	4.060%	(267)	—	(267)
5/19/2026	MSCS	9,244	Buy	15-Year MMD AAA General Obligation Scale	4.060%	(245)	—	(245)
						673	1,356	(683)
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.

At July 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,261 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	76,804,570	—	76,804,570
Taxable Municipal Bonds	—	104,487	—	104,487
Temporary Cash Investments	1,254,185	—	—	1,254,185
Total	1,254,185	76,909,057	—	78,163,242
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,273	—	—	2,273
Swap Contracts	—	1,356	—	1,356
Total	2,273	1,356	—	3,629
Liabilities
Futures Contracts[1]	(3,455)	—	—	(3,455)
Swap Contracts	—	(683)	—	(683)
Total	(3,455)	(683)	—	(4,138)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.